As filed with the Securities and Exchange Commission on April 21, 2014.

Registration Nos. 333-119797 and 811-21176

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 20	☒

ML of NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

(Exact Name of Registrant)

TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY OF NEW YORK

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(800) 333-6524

Name and Address of Agent for Service:
Darin D. Smith
4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485

(date)

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

(date)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:

Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

ML of New York Variable Annuity

Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company of

New York

Home Office: 440 Mamaroneck Avenue

Harrison, New York 10528

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 333-6524

offered through

Transamerica Capital, Inc.

Prospectus May 1, 2014 Merrill Lynch Investor Choice Annuity® (IRA Series)

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Transamerica Advisors Life Insurance Company of New York (“we” or “us”). The Contract allows the owner (or “you”) to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference. We no longer offer the Contract for sale to new purchasers.

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA, Roth IRA, SIMPLE IRA, or SEP IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). Please note that prior to September 25, 2007, this Contract was permitted to be issued in connection with a retirement arrangement under Section 403(b) of the Internal Revenue Code (i.e., a tax sheltered annuity contract). However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through qualified contracts or accounts. If this Contract is not issued or purchased as such, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.

The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account’s subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. Investing in this Contract involves risks, including possible loss of some or all of your investment.

Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

▶ B Class	▶ L Class
▶ C Class	▶ XC Class

If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account’s subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

The subaccounts available under this contract invest in underlying funds (“Funds”) of the Portfolio companies listed below:

AIM Growth Series (Invesco Growth Series)

AIM Sector Funds (Invesco Sector Funds)

The AllianceBernstein Trust

Allianz Funds

AMG Funds

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Capital Appreciation Fund, Inc.

BlackRock Funds

BlackRock Funds II

BlackRock Funds III

BlackRock Global Allocation Fund, Inc.

BlackRock Series Inc.

BlackRock Large Cap Series Fund, Inc.

BlackRock Value Opportunities Fund, Inc.

Columbia Acorn Trust

Columbia Funds Series Trust

Columbia Mid Cap Growth Fund

Davis New York Venture Fund, Inc.

Dreyfus Appreciation Fund, Inc.

Eaton Vance Mutual Funds Trust

Eaton Vance Special Investment Trust

Federated Equity Funds

JPMorgan Trust II

Janus Investment Fund

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Mid Cap Stock Fund, Inc.

Oppenheimer Capital Appreciation Fund

Oppenheimer Main Street Funds®, Inc.

Oppenheimer Main Street Small - & Mid-Cap Fund®

PIMCO Funds

Pioneer Emerging Markets Fund

Pioneer Fund

Pioneer Select Mid Cap Growth Fund

Pioneer High Yield Fund

Pioneer Real Estate Shares Fund

Ready Assets Prime Money Fund

Templeton Funds

Templeton Growth Fund, Inc.

Transamerica Funds

For a complete list of the available subaccounts, please refer to “Appendix A – Portfolios Associated with the Subaccounts”. More detailed information concerning the Funds available through this Contract and their investment objectives, strategies, policies, risks, and expenses is contained in each Fund’s prospectus. Each year while you own the Contract, we will send you the current Fund prospectuses or summary prospectuses. You may also obtain a prospectus for any of the Funds by contacting our Service Center. In addition, if you receive a summary prospectus for a Fund, you may obtain a full statutory prospectus by referring to the contact information for the Fund company on the cover page of the summary prospectus. Please read the current prospectus or summary prospectus for each of the Funds carefully before investing and retain them for future reference.

The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won’t pay Contract or Separate Account charges, but you also won’t have annuity options, death benefits or other optional benefits available. Because of these additional Contract and Separate Account charges, which affect account values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

Purchases and Redemptions of Fund Shares; Reinvestment. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2014 (known as the “SAI”). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI’s table of contents appears at the end of this Prospectus.

The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, and/or refer to your Contract.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Definitions

•	account value: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

•	accumulation unit: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

•	accumulation unit value: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (Usually 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

•	annuitant: Any natural person(s) on whose life annuity payments are based.

•	annuity date: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant’s 90th birthday.

•	annuity value: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

•	beneficiary(ies): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

•	contract anniversary: An anniversary of the contract date.

•	contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

•	contract value: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value, less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.

•	contract year: A one year period starting on the contract date and on each contract anniversary thereafter.
•	Individual Retirement Account (“IRA Account”): A custodial account meeting the requirements of Section 408(a) of the Internal Revenue Code (“IRC”). SIMPLE IRAs and SEP IRA Accounts are specific types of IRA Accounts.

•	Individual Retirement Annuity (“IRA”): An annuity meeting the requirements of Section 408(b) of the IRC. A SEP IRA is a specific type of IRA.

•	joint annuitant: The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB rider, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.

•	maturity date: The latest possible annuity date.

•	monthaversary: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the monthaversary will be the first day of the following month.

•	net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

•	nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified contract or an arrangement described in the IRC.

•	qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b), 408(b), or 408A of the IRC.

•	quarterversary: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent third month, the quarterversary will be the first day of the following month.

•	Roth Individual Retirement Account (“Roth IRA Account”): A custodial account meeting the requirements of Section 408A of the IRC.

•	Roth Individual Retirement Annuity (“Roth IRA”): An annuity meeting the requirements of Section 408A of the IRC.

•	service center: Where you send correspondence, inquiries and transaction requests. You may contact the Service Center by mail at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by phone at (800) 535-5549.
•	surrender value: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.

•	tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

•	valuation period: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Premiums				None
State Premium Taxes[1]				0% – 3.5%
Surrender Charge
Complete Years Elapsed Since Payment of Each Premium	As a % of premium withdrawn
	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%
			Maximum	Current
Transfer Fee[2]			$30	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

Periodic Charges Other Than Fund Expenses

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge	1.25%	1.45%	1.60%	1.65%

[1]	New York does not currently impose a premium tax on annuity contracts.
[2]	There is no charge for the first 12 transfers in a contract year.

	Maximum	Current
Other Charges
Annual Contract Fee[3]	$75	$50
Annual Charge for Optional Riders[4]
Return of Premium GMDB[5]	0.40%	0.15%
Maximum Anniversary Value GMDB[5]	0.65%	0.25%
GMIB[6]	0.90%	0.50%
GMWB[7]	1.50%	0.75%

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year*, before any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[8]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including Investment Advisory Fees, 12b-1 Fees, and Other Expenses)	0.37%	3.53%

[3]	The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

[4]	Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

[5]	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”

[6]	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”

[7]	The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

[8]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

*	For a list of these dates, see “Most Recently Ended Fiscal Years.”

Most Recently Ended Fiscal Years

This Prospectus reflects information for each Fund as of the end of each Fund’s most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:

Fiscal Year End	Funds
March 31, 2013

BlackRock Value Opportunities Fund, Inc., American Century Equity Income Fund, American Funds® EuroPacific Growth Fund®, Columbia Marsico Growth Fund, PIMCO CommodityRealReturn® Strategy Fund, PIMCO Real Return Fund, PIMCO Total Return Fund, PIMCO Low Duration Fund

June 30, 2013

BlackRock Basic Value Fund, Inc., BlackRock Global SmallCap Fund, BlackRock International Fund, BlackRock Low Duration Bond Portfolio, AMG Managers Cadence Capital Appreciation Fund, AllianzGI NFJ Small-Cap Value Fund, AllianzGI NFJ Dividend Value Fund, AllianzGI NFJ Mid-Cap Value Fund, Delaware Smid Cap Growth Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap Growth Fund, Oppenheimer Main Street Small - & Mid-Cap Fund®

July 31, 2013	American Funds® The Income Fund of America, Inc., Davis New York Venture Fund, Inc., Janus Forty Fund, Janus Enterprise Fund
August 31, 2013

BlackRock Capital Appreciation Fund, Inc., BlackRock Global Opportunities Portfolio, American Funds® The Growth Fund of America®, Oppenheimer Capital Appreciation Fund, Oppenheimer Main Street Fund®, Templeton Foreign Fund, Templeton Growth Fund, Inc.

September 30, 2013	BlackRock Total Return Fund, BlackRock High Yield Bond Portfolio, BlackRock U.S. Government Bond Portfolio
October 31, 2013

BlackRock Global Allocation Fund, Inc., BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, American Century Ultra® Fund, Eaton Vance Floating-Rate Fund, Federated Equity Income Fund, Inc., Federated Kaufmann Fund, Lord Abbett Affiliated Fund, Inc., Pioneer High Yield Fund, TA Flexible Income, TA Diversified Equity, TA Dividend Focused, TA Growth Opportunities, TA Small/Mid Cap Value

November 30, 2013

AllianceBernstein Discovery Value Fund, AllianceBernstein International Value Fund, AllianceBernstein Value Fund, Fidelity® Advisor Equity Growth Fund, Pioneer Emerging Markets Fund, Pioneer Select Mid Cap Growth Fund

December 31, 2013

BlackRock International Index Fund, BlackRock Small Cap Index Fund, BlackRock S&P 500 Stock Fund, Ready Assets Prime Money Fund, Invesco Value Opportunities Fund, Invesco Mid Cap Core Equity Fund, American Funds® The Bond Fund of AmericaSM, American Funds® The Investment Company of America®, Cohen & Steers Realty Income Fund, Inc., Columbia Acorn USA, Columbia Acorn International, Dreyfus Appreciation Fund, Inc., Eaton Vance Large-Cap Value, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid Cap Stock Fund, Inc., Pioneer Fund, Pioneer Real Estate Shares Fund, Columbia Mid Cap Growth Fund, Invesco Comstock Fund

Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, current Separate Account Annual Expenses, the current Annual Contract Fee, the current Maximum Anniversary Value GMDB Charge, the current GMWB Charge, and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

Example 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,209	$2,185	$3,161	$5,776
(b)	$913	$1,310	$1,717	$3,068

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$579	$1,735	$2,891	$5,776
(b)	$266	$824	$1,417	$3,068

Example 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,138	$2,150	$2,976	$5,918
(b)	$839	$1,271	$1,518	$3,268

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$598	$1,790	$2,976	$5,918
(b)	$287	$885	$1,518	$3,268

Example 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$793	$1,831	$3,040	$6,022
(b)	$486	$930	$1,593	$3,416

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$613	$1,831	$3,040	$6,022
(b)	$302	$930	$1,593	$3,416

Example 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,337	$2,474	$3,601	$6,056
(b)	$1,042	$1,616	$2,217	$3,465

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$617	$1,844	$3,061	$6,056
(b)	$307	$945	$1,617	$3,465

Example 4, above, takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.

Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Capsule Summary of the Contract

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information (“SAI”). Please read this Prospectus carefully.

Your Contract in General

•	General. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to qualified contracts.

Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the qualified contract or account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the contract in a tax-qualified plan.

•	Accumulation and Annuity Periods. Like all deferred annuities, the Contract has two phases: the “pay-in” or accumulation period and the “payout” or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

•	Death Benefit. The Contract also provides a death benefit payable if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies before the annuity date.

•	Retirement Savings Vehicle. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract may be subject to tax, and if taken before age 59 1⁄2 may also be subject to a 10% federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.

•	The Separate Account. You may allocate premium(s) into up to 20 of the available subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

•	Controlling Documents. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

•	Other Contracts We Issue. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information – Selling the Contract.”

The Classes

•	The Contract allows you to select one of four different charge structures based on your specific situation. Each different charge structure is referred to as a “Class.” Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:
➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment and an asset-based insurance charge of 1.25% of subaccount assets (guaranteed not to exceed 2.00%).
➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment and an asset-based insurance charge of 1.45% of subaccount assets (guaranteed not to exceed 2.00%).
➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment and an asset-based insurance charge of 1.60% of subaccount assets (guaranteed not to exceed 2.00%).
➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment and an asset-based insurance charge of 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Premiums

•	Premium Flexibility. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

•	The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:

➢	rollover contributions from certain qualified plans, governmental 457(b) plans, and IRAs (Roth IRAs for Roth IRA Contracts);
➢	amounts transferred from another IRA; and
➢	contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

•	Contributions. Under Federal law for 2010, you may contribute up to $5,000 to all IRAs, IRA Accounts, Roth IRA, and Roth IRA Accounts. The maximum contribution limit is increased to $6,000 if you will be age 50 or older by December 31, 2010. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may vary each year. Please contact a tax advisor for further information.

•	Third Party Checks. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Advisors Life Insurance Company of New York, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.

•	Maximum Premium. We may refuse to accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate, and owned by you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000.

•	Right to Refuse Premiums. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 81st birthday for XC Class Contracts; 83rd birthday for B Class Contracts; and 85th birthday for L Class and C Class Contracts. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1⁄2.

•	Automatic Investment Feature. Under the automatic investment feature, you can make subsequent premium payments systematically from your MLPF&S brokerage account. For more information, see “Automatic Investment Feature.”

•	Premium Allocation. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value.

•	Maximum Number of Subaccounts. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

•	Funds Available for Investment. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.

Transfers Among Subaccounts

•	Limitation on Transfers. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See “Transfers Among Subaccounts.” We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See “Transfers Among Subaccounts – Disruptive Trading.”

•	Minimum Amounts. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

•	Transfer Programs. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

➢	First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See “Dollar Cost Averaging Program.”)

➢	Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See “Asset Allocation Program.”)
➢	Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value monthly, quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program.”)

Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender

•	Partial Withdrawals. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.

➢	You must request at least $40.
➢	Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.
➢	We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected the optional Guaranteed Minimum Withdrawal Benefit (“GMWB”) or Guaranteed Minimum Income Benefit (“GMIB”) rider.)

Partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

•	Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. You may take your “free withdrawal account” (see “Surrender Charge” below) through lump sum withdrawals or the Systematic Withdrawal Program. For more information, see the “Systematic Withdrawal Program” section, later in this Prospectus.

•	Guaranteed Lifetime Amount. If you elected the GMWB, you may take minimum annual withdrawals called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.

•	Surrender. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value.

•	Surrender Charge. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium, as well as the initial premium payment.

•	Tax Consequences. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1⁄2. Withdrawals from tax sheltered annuities are restricted.

Death Benefits

•	Standard Death Benefit. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit (“GMDB”) below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. If the owner (annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

•	GMDB Options. For an additional charge, you may elect one of the following GMDB options:

➢	Return of Premium
➢	Maximum Anniversary Value

If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

You can find more detailed information about the standard death benefit, the GMDB options, and how they are calculated, including age limitations that apply, under “Death Benefit.”

The payment of a death benefit may have tax consequences (see “Tax Information”).

Also, any death benefit applicable under a GMDB during the accumulation period will terminate upon the annuity date.

Annuity Payments

•	Annuity payments begin on the annuity date and are made under the annuity option you select.

•	For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, you may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 90th birthday. If you do not select an annuity date, the annuity date is the maturity date. For IRA Series Contracts, keep in mind that you may need to take distributions or annuitize prior to the oldest annuitant’s 90th birthday to meet Federal Required Minimum Distributions. The annuity date for IRAs and tax sheltered annuities is generally when the owner/annuitant reaches age 70 1⁄2. Details about the annuity options available under the Contract can be found under “Annuity Options.”

•	Annuity payments may have tax consequences (see “Tax Information”).

•	If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect the GMIB for an additional charge. The GMIB is an optional rider that provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider.

•	All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.

Fees and Charges

•	Asset-Based Insurance Charge. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don’t deduct this charge after the annuity date.

•	Surrender Charge. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.

•	Contract Fee. If the greater of account value (less uncollected charges) or premiums (less withdrawals), is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don’t deduct this fee upon payment of a death benefit or after the annuity date.

•	Transfer Fee. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.

•	Rider Charges. If you elect a GMDB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won’t deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see “Charges, Deductions, and Credits” later in this Prospectus.

•	Premium Taxes. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%. New York does not currently impose a premium tax on annuity contracts.

•	Redemption Fee. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Fund Expenses. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

•	Current/Maximum Fees and Charges. We may change the current charges for the asset-based insurance charge, the contract fee, the transfer fee, the GMDB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

You can find detailed information about all fees and charges imposed on the Contract under “Charges, Deductions, and Credits.”

Ten Day Right to Review (“Free Look”)

•	When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.

•	To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. We will refund your account value less any bonus amounts as of the date we receive your returned Contract plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums as of the date we receive your returned contract.

Replacement of Contracts

•	It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract’s features, benefits, and charges compared to your existing contract. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

Transamerica Advisors Life Insurance Company of New York and the Separate Account

Transamerica Advisors Life Insurance Company of New York

Transamerica Advisors Life Insurance Company of New York was incorporated under the laws of the State of New York on November 28, 1973. It is engaged in the sale of life insurance and annuity products. On December 28, 2007, the Company became an indirect wholly owned subsidiary of Aegon USA, Inc., now Aegon USA, LLC (“Aegon USA”). Aegon USA is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of the Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Prior to July 1, 2010, the Company was known as ML Life Insurance Company of New York. The Company was formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange.

The Separate Account

The ML of New York Variable Annuity Separate Account D (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on July 23, 2002. It is governed by New York law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets

Effect of Segregation	• Obligations to contract owners and beneficiaries that arise under the Contract are our obligations.
• We own all of the assets in the Separate Account.

•   The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains or losses.

• The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account.

•   If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may from time to time in the normal course of business, transfer the excess to our general account. Such excess amounts may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. Before making any such transfers, we will ensure that the Separate Account’s assets are sufficient to meet our obligations under the federal securities laws.

•   The assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

Subaccount Investments

Subaccounts	• Subaccounts may be added or closed in the future.

Performance of Similar Funds	• All of the underlying mutual funds offered through this Separate Account are available to the general public.

•   Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, subadviser, or manager is the same.

•   Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Investments of the Separate Account

General Information and Investment Risks

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account, separate accounts of Transamerica Advisors Life Insurance Company (an indirect wholly owned subsidiary of Aegon USA), and members of the general public.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds

The funds available under the Contract are listed in Appendix A.

Certain Payments We Receive With Regard to the Funds

We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.125 to 0.35% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

•	Recordkeeping Fees. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0% to 0.10% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.30% annually.

The combined percentages we receive with regard to each Fund currently range from 0.00% to 0.55%. Furthermore, our parent, Aegon USA, receives indirect compensation on assets invested in Aegon USA’s proprietary Funds (the Transamerica Funds), because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Aegon USA may receive more revenue with respect to proprietary Funds than nonproprietary Funds.

Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information – Selling the Contract” in this prospectus.

Selection of Underlying Funds

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the account value of your Contract resulting from the performance of the Funds you have chosen.

Other Share Classes and Portfolios

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

Purchases and Redemptions of Fund Shares; Reinvestment

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Substitution of Investments

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.

Features and Benefits of the Contract

As we describe the Contract, we will often use the word “you.” In this context “you” means “contract owner.”

Ownership of the Contract

The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant must be the same person. You may designate a beneficiary. If you die before the annuity date, the beneficiary will receive a death benefit. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary’s written consent. If an eligible spouse is named as the sole primary beneficiary, that spouse may, if eligible, continue the Contract as the new owner under the Spousal Beneficiary Continuation Option. See “Spousal Beneficiary Continuation Option.”

For Contracts purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account the contract owner will be the account and the annuitant must generally be the account owner and the account must be the beneficiary.

Federal tax law does not permit a change of ownership of a qualified contract. We are not responsible for the tax consequences of any change in ownership. The Contract may not be sold, discounted, pledged or assigned as collateral for a loan or as a security for the performance of any obligation unless permitted by law in your state.

Issuing the Contract

Issue Age. For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, the contract owner and annuitant generally must be under 70 1⁄2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, the owner of the Account and any annuitant must not be older than 80 years old when we issue the Contract. If you elect the GMIB, no annuitant can be more than 75 years old when we issue the Contract. If you elected the GMWB, no annuitant can be more than 80 years old when we issue the Contract.

Information We Need To Issue The Contract. Before we issue the Contract, we need certain information from you. We require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days (or longer if you consent), we will return the premium and no Contract will be issued.

Ten Day Right to Review (“Free Look”)

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.

To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. We will then refund your account value less any bonus amounts as of the date we receive your returned Contract plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums.

Classes

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes a different level of surrender charge and asset-based insurance charge. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:

B Class	The B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment, and an asset-based insurance charge of 1.25% of subaccount assets (guaranteed not to exceed 2.00%).

L Class	The L Class reduces the period of time that a surrender charge applies on withdrawals, but imposes a higher asset-based insurance charge than the B Class. The L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment, and an asset-based insurance charge of 1.45% of subaccount assets (guaranteed not to exceed 2.00%).

C Class	The C Class imposes a surrender charge on withdrawals for only one year after each premium payment, but imposes a higher asset-based insurance charge than the B Class and L Class. The C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based insurance charge of 1.60% of subaccount assets (guaranteed not to exceed 2.00%).

XC Class	The XC Class adds a bonus amount to account value each time a premium payment is made, but imposes a longer surrender charge period and a higher asset-based insurance charge than any other Class. The XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment, and an asset-based insurance charge of 1.65% of subaccount assets (guaranteed not to exceed 2.00%).

Bonus Payment and Recapture (For XC Class)

With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

Tier	If Cumulative Premium Payments Are:	Then Maximum Bonus Percentage Is:	Then Current Bonus Percentage Is:	Then Minimum Bonus Percentage Is:
1	Less than or equal to $25,000	5.0%	4.5%	3.0%
2	Greater than $25,000 but less than or equal to $125,000	5.5%	4.5%	3.0%
3	Greater than $125,000 but less than or equal to $500,000	5.5%	4.5%	3.5%
4	Greater than $500,000 but less than or equal to $1,000,000	6.0%	4.5%	4.0%
5	Greater than $1,000,000	7.0%	4.5%	4.5%

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier’s current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 × 0.05(tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 × 0.055(tier 2)). However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 × 0.055 (tier 2) + $375,000 × 0.055 (tier 3) + $200,000 × 0.06 (tier 4)). When calculating each bonus amount, “cumulative premium payments” do not include bonus amounts we have previously added to your account value.

From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each a “Promotional Period”). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof, as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the Contract during the “free look” period (see “Ten Day Right to Review (“Free Look”)”), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

Completed Years Since Receipt	Bonus Recapture Percentage for Surrenders and Partial Withdrawals
0	100%
1	65%
2	30%
3+	0%

If you die (or the annuitant dies if any contract owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse is eligible and elects to continue the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.

We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.

For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

(a)	is the bonus amount attributable to that premium; and

(b)	is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a “First In, First Out” (or “FIFO”) basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the “free withdrawal amount.” The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

For an example of how we calculate and recapture bonus amounts, see Appendix B.

The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher asset-based insurance charges and higher surrender charges, Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

Premiums

Minimum and Maximum Premiums. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. No additional premiums will be accepted on or after the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 81 for XC Class Contracts; age 83 for B Class Contracts; and age 85 for L Class and C Class Contracts. The minimum premiums do not vary by Class. We may refuse to accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate, on your life (or the life of the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1⁄2; however, if the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, and SEP IRA Account, we will accept new contributions into the Contract but not the Account. Restrictions on your subsequent premiums also apply if you elected a GMWB. (See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.)

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, we accept the following as initial premiums:

•	rollover contributions from certain qualified plans, governmental 457(b) plans, and IRAs;
•	amounts transferred from another IRA; and
•	contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

How to Make Payments. You must either pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have the money transferred from your MLPF&S brokerage account.

Automatic Investment Feature. You may make systematic premium payments on a monthly, quarterly, semi-annual, or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. This feature cannot begin until at least 30 days after the contract date. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. If you elected the GMWB, the Automatic Investment Feature will terminate upon your first withdrawal. You may change the specified premium amount, the frequency, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.

Premium Investments. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Basic Value Subaccount, 58% allocated to the BlackRock Total Return Subaccount, and 30% allocated to the BlackRock Capital Appreciation Subaccount. However, you may not allocate 33 1/3% to the BlackRock Basic Value Subaccount and 66 2/3% to the BlackRock Capital Appreciation Subaccount. If

we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. If your existing allocation instructions include any subaccounts that are closed, we will not accept the premium payment. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

Accumulation Units

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?

• We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

• Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

• For premium payments, bonus amounts under an XC Class Contract, and transfers into a subaccount, accumulation units are purchased.

• For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

• To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.

How Do We Determine The Number of Units?

• We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

• Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

• The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

• The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Charges, Deductions and Credits – Other Charges.”)

Transfers Among Subaccounts

General. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” and “Rebalancing Program.”)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Market Timing and Disruptive Trading

Statement of Policy. This variable annuity was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)

Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine that you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur despite the imposition of a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf ) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.

Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing or disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Dollar Cost Averaging Program

What Is It? The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select, as described in “Minimum Amounts” below.

If you choose the Asset Allocation Program or the Rebalancing Program, or if you elected the GMWB, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

Participating in the DCA Program. You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

Minimum Amounts. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount, you will need to put more money in to continue the DCA Program.

When Do We Make DCA Transfers? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days after the contract date or the date we receive notice of your DCA election at our Service Center. We’ll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfer at any time. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

Asset Allocation Program

The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program. This disclosure explains the material features of the Asset Allocation Program. The application and operation of the Asset Allocation Program are subject to the terms and conditions of the contract itself.

General. We make available to contract owners an Asset Allocation Program, for which our affiliate Transamerica Asset Management, Inc. (“TAM”) provides investment advice. TAM is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay TAM 0.0375% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® product’s Asset Allocation Programs. We pay compensation for these services from our own company assets. We may alter the amount we pay, or cease paying, TAM for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, TAM serves as investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. You do not pay a fee for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of TAM; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.

Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will elect to have his or her contract value allocated according to one of the model portfolios developed by TAM. There are currently six asset allocation models to choose from:

•	Conservative (formerly, Capital Preservation) – seeks capital preservation

•	Moderately Conservative (formerly, Income) – seeks income

•	Moderate (formerly, Income & Growth) – seeks income and growth

•	Moderately Aggressive (formerly, Growth) – seeks growth

•	Aggressive (formerly, Aggressive Growth) – seeks aggressive growth

•	All Equity Plus – seeks aggressive growth

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Your Financial Advisor can assist you in completing the questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her financial situation, investment objectives, and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative, but the models are not constructed on an individualized basis for any one Program participant. Each model identifies one or more specific subaccounts and the percentage of premium or contract value allocated to each of those subaccount(s).

The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

All of the asset allocation models except the All Equity Plus model may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance. You may lose money by investing in an asset allocation model, the model may not perform as intended, an asset allocation model may perform better or worse than other models, and the models depend on the performance of the underlying funds of each model. The asset allocation models may be unsuccessful in maximizing returns and/or avoiding investment losses.

Certain Asset Allocation Models may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Withdrawal Benefit.”)

Changes to the Composition of Asset Allocation Models. On a quarterly basis, TAM reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, TAM will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). TAM provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, the Asset Allocation Program will be terminated as to that Program participant. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will no longer receive written materials from TAM about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.

Initial Allocation to the Selected Asset Allocation Model. At the time you elect the Asset Allocation Program, you may choose to reallocate your contract value on the date of your election to the asset allocation model currently in effect, or you may choose to have your contract value reallocated on the last business day of the calendar quarter in which we receive the information necessary to process your request to the asset allocation model in effect for the calendar quarter following your election.

Quarterly Rebalancing. On the last day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. If the last day of the calendar quarter reflects a non-business day, your contract will be reallocated as of the close of the next business day. This quarterly rebalancing takes account of:

•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments, and

•	any adjustments TAM has made to the selected model.

The first quarterly rebalancing will occur at the end of the first calendar quarter following the date the Program participant elects to participate in the Asset Allocation Program.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly. In addition, in the event that a Program participant terminates his or her participation in the Program, unless we receive different instructions, any future premium payments will be allocated according to the percentage allocations of the previously selected model under the Program at the time the Program participant elected to terminate his or her participation.

Other Information. At any time, a Program participant can request to change his or her selected model or can elect to terminate his or her participation in the Asset Allocation Program and allocate his or her contract value among the subaccounts. If a Program participant allocates contract value among the subaccounts, his or her participation in the Asset Allocation Program will terminate and we will consider the Program participant to be in a self-directed portfolio.

TAM will remind Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify their Financial Advisor of any changes to their financial situation or investment objectives or contact us if they wish to change their selected model or create a self-directed portfolio.

Funds selected by TAM to be part of an asset allocation model may be advised or subadvised by TAM or one of its affiliates. To the extent that TAM includes such proprietary Funds in its models, TAM and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) TAM considers the compensation it receives, among a number of other factors, when deciding to include proprietary funds in the asset allocation models. You should be aware of this potential financial benefit if you elect to participate in the Asset Allocation Program.

For more information on TAM’s role as investment adviser for the Program, please see TAM’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to Program participants at the time they enroll in the Program and annually thereafter. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.

Rebalancing Program

Under the Rebalancing Program, we will allocate your premiums and rebalance your account value monthly, quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

•	increases and decreases in account value in each subaccount due to subaccount performance, and

•	increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

The Rebalancing Program in accordance with certain allocation parameters may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Withdrawal Benefit.”)

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

Partial Withdrawals

When and How Partial Withdrawals are Made. Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See “Partial Withdrawals – Systematic Withdrawal Program.”) Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request.

The “free withdrawal amount” equals the greater of (a) or (b), where:	(a) = the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); less any prior withdrawals during that contract year; and (b) = the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge.

The gain in the Contract is determined as the excess, if any, of (b) over (a) where:	(a) = all premiums paid into the Contract less prior withdrawals of premiums, and (b) = the contract value just prior to the withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the “free withdrawal amount” available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the “free withdrawal amount.” Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis.

Remember that partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Withdrawals may be subject to tax and prior to age 59  1⁄2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuity Contracts are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Tax Information.”)

Example. Assume that you paid an initial premium of $100,000 for a B Class Contract. Assume that your account value equals $105,000 on a subsequent date due to positive investment performance. On that date, you withdraw $20,000. The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 – $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once we’ve received a proper telephone authorization, by telephone. You may direct your withdrawal to be paid into your bank account or other financial institution or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Minimum Amounts. The minimum amount that may be withdrawn is $40. Unless you have elected the GMWB or GMIB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.

What is the Systematic Withdrawal Program? The Contract offers an optional Systematic Withdrawal Program. This program may not begin until at least 30 days after the contract date. You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value unless you specify otherwise. Fund Specific Systematic Withdrawals are allowed as long as you are not in an Asset Allocation Model.

The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the contract in the same contract year, exceed the “Available Systematic Withdrawal Program Amount” described under “Program Amounts” below.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make changes to this program at any time.

Participating in the Systematic Withdrawal Program. You may choose the Systematic Withdrawal Program any time prior to the annuity date. You may elect the Systematic Withdrawal Program in writing or, once we receive proper telephone authorization, by telephone. You may change the payment date, frequency, payment amount, payment destination or cancel the Systematic Withdrawal Program at any time by notifying us in a form satisfactory to us. You may direct us to have the Systematic Withdrawal Program payments sent to your bank or other financial institution or the address of record. You may elect a payment date, which can be any date from the 1st through the 28th day of the month. Your participation in the program will automatically end when your Contract reaches the annuity date.

Program Amounts. Each withdrawal must be for at least $40 and the remaining surrender value must be at least $5,000. We currently limit the total amount of these withdrawals in any contract year to:

•	10% of each premium paid into the Contract (but not more than the remaining premium in the Contract) that is subject to surrender charge, plus
•	100% of the remaining premiums in the Contract that are no longer subject to a surrender charge, less
•	any prior withdrawals from the Contract in that contract year.

Surrenders

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

Surrenders	— Any request to surrender the Contract must be in writing.
— The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center.

— We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the surrender which is equal to the account value, minus any surrender charge (which varies according to the Class of the Contract), minus any recaptured bonus amount (for XC Class Contracts), minus any applicable contract fee, minus any uncollected GMDB charge, minus any uncollected GMIB charge, or GMWB charge, and minus any applicable charge for premium taxes. (See “Charges, Deductions, and Credits.”)

— We won’t impose a surrender charge on the “free withdrawal amount” determined as of the date of the surrender request. (See “Partial Withdrawals” for a discussion of the calculation of the “free withdrawal amount.”)

— Surrenders may be subject to tax and, if made prior to age 59 1⁄2, may also be subject to a 10% federal penalty tax. Surrenders of tax sheltered annuities before age 59 1⁄2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Federal Income Taxes.”)

Surrender Charges by Class

— B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment.

— L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.

— C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following payment of each premium.
— XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.

For more information on surrender charges, see “Charges, Deductions, and Credits – Surrender Charge.”

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;
•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks
•	Savings banks and savings and loan associations;
•	Securities brokers and dealers; and
•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee when required.

Death of Annuitant Prior to Annuity Date

If the annuitant dies before the annuity date, no new annuitant may be named and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she, if eligible, may instead elect to continue the Contract. (See “Spousal Beneficiary Continuation Option.”)

Death Benefit

Standard Death Benefit. The Contract provides a death benefit to the beneficiary if you die (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) before the annuity date. Unless you purchase an optional guaranteed minimum death benefit (“GMDB”), the standard death benefit equals the account value, less uncollected charges (and for XC Class Contracts, any bonus amounts subject to recapture), on the death of the owner. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) Generally, if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

GMDB Options. For an additional charge, you may elect one of the GMDB options available under the Contract if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are age 75 or under on the contract date. If you purchase a GMDB, under the B Class, L Class, or C Class Contracts, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base (described below). However, if you purchase a GMDB under the XC Class Contract, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner, or the GMDB Base. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

The GMDB options are:

•	Return of Premium GMDB
•	Maximum Anniversary Value GMDB

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider); or if the Contract otherwise terminates.

GMDB Base – Return of Premium. If you purchase the Return of Premium GMDB, the GMDB Base equals:

• the premiums paid into the Contract less • “adjusted” withdrawals from the Contract.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by

(a) ÷ (b) where:

(a) = GMDB Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Base – Maximum Anniversary Value. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the contract value on the contract date or on a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary. “Adjusted withdrawals” are calculated according to the formula used for the Return of Premium GMDB Base, as described above in the “GMDB Base – Return of Premium (Standard Version)” section.

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80th birthday or the anniversary on or prior to your date of death. If an owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA

Account, we will use the annuitant’s 80th birthday or the anniversary value on or prior to the annuitant’s date of death.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix C.

GMDB Limitation. If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

GMDB Charge. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See “Charges, Deductions, and Credits – GMDB Charge.”)

Payment of Death Benefit

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

a.	The primary beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no primary beneficiary survives you,

b.	The contingent beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no contingent beneficiary survives you,

c.	Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See “Spousal Beneficiary Continuation Option”.

Death Benefit Options	• Option 1: payment of the death benefit in a lump sum within five years of the date of such owner’s death; or
• Option 2: payment of the entire death benefit within five years of the date of such owner’s death; or

•   Option 3: payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. Beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death.

In addition, for multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving due proof of death. (See “Other Information – Abandoned or Unclaimed Property.)

If the age of the owner (or an annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age.

Unless instructed otherwise, in writing, we will withhold the mandatory 10% federal withholding tax, and state tax, if applicable. Generally, death benefit proceeds may be taxable to the extent of gain. (See “Tax Information.”)

The payment of the death benefit is subject to our financial strength and claims-paying ability.

Spousal Beneficiary Continuation Option

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse, if eligible, may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The “spousal continuation date” is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.

Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase. If your spouse is over age 75 on the spousal continuation date, the GMDB option will end.

The GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date. (See “Guaranteed Minimum Income Benefit,” later in this Prospectus.)

The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old on the spousal continuation date. (See “Guaranteed Minimum Withdrawal Benefit – Spousal Continuation,” later in this Prospectus.)

Spousal continuation does not satisfy the minimum required distribution rules for tax sheltered annuities. Therefore, if a spouse chooses to continue a tax sheltered annuity contract, he or she will be required to take minimum required distributions in order to avoid federal tax penalties.

Payments to Contract Owners

We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

a.	the New York Stock Exchange is closed;

b.	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

c.	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

d.	the Securities and Exchange Commission by order so permits for the protection of security holders; or

e.	the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

If, pursuant to SEC rules, the Ready Assets Prime Money Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the Ready Assets Prime Money Subaccount until the Fund is liquidated.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

We reserve the right, at our option, to defer any payments in accordance with the deferment provisions of the Investment Company Act of 1940, as amended. We will add interest from the date of our receipt of a completed request to the date of payment if such payment is not made within 10 days following receipt of the completed request. The annual rate of interest will not be less than 3%.

Contract Changes

Changes to the Contract

•   Requests to change the beneficiary, or annuity date of a Contract (if permitted and acceptable to us) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.

• We are not responsible for the validity of such a request.
• Only our President, Vice President, Secretary, or Assistant Secretary may change this Contract. No one else has authority to modify or waive any provision of the Contract.
• Any change must be in writing, signed, and received at our Service Center.
• At any time, we may make such changes to the Contract, without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
• We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

Annuity Payments

We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 90th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.

Keep in mind that you may need to take distributions or annuitize at age 70 1⁄2 to meet Federal Required Minimum Distributions under a Contract. Until the annuity date, the account value will fluctuate.

Generally, the annuity date for IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuities is when the owner/annuitant reaches age 70 1⁄2. However, we will not require IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuity Contracts to annuitize at age 70 1⁄2 if distributions from the Contract are not necessary to meet Federal Required Minimum Distributions.

Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity option at our discretion. You may change, the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. We reserve the right to limit annuity options available to IRA Contract owners, Roth IRA Contract owners, SEP IRA Contract owners, and tax sheltered annuity Contract owners to comply with the IRC or regulations under it.

We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, GMIB charge, or GMWB charge, less any surrender charge unless prohibited by your state, and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant’s age and sex (where permitted) and payment options and payment frequency at the time payments begin. The contract provides for gender-based annuity purchase rates when life annuity options are chosen. The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant’s “adjusted age”, the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. If the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. For IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, and SEP IRA Accounts, we will make annuity payments directly to the Account.

The amount of your annuity payments will not be less than those that would be provided by the application of the annuity value to purchase any single premium immediate annuity contract we then offered to the same class of annuitants.

Evidence of Survival. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

Gender-Based Annuity Purchase Rates. Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates. The SEP IRA Contract uses unisex annuity purchase rates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.

Misstatement of Age or Sex. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law.

Annuity Options

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that annuity options without a life contingency (e.g., payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.

Death of Owner During the Annuity Period. If the owner (or the annuitant, if the owner is a non-natural person) dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner’s death.

Death of Annuitant During the Annuity Period. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the beneficiary may choose either:

(a)	to receive payments for the remainder of the period guaranteed; or

(b)	to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

How We Determine Present Value of Future

Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount	We will make equal payments in an amount you choose until the sum of all payments equals the annuity value applied, increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period	We will make equal payments for a period you select of at least ten years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

*Life Annuity	We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant dies before the guarantee period ends, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

Life Annuity With Guaranteed Return of Annuity Value	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the annuity value applied. If the annuitant dies while guaranteed amounts remain unpaid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

*Joint and Survivor Life Annuity	We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant and the designated second person die before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Individual Retirement Account Annuity	This annuity option is available only to IRA Contract owners, Roth IRA Contract owners, and SEP IRA Contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

Guaranteed Minimum Income Benefit

General. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer an optional Guaranteed Minimum Income Benefit (“GMIB”) rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.” You must annuitize under terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the charges collected for this benefit will not be refunded even if you do not annuitize under this rider. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider.

If you elect GMIB, you cannot elect GMWB.

Because of the 10-year waiting period, you should not purchase the GMIB rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1⁄2 to meet Required Minimum Distributions for IRAs, SEP IRAs, and tax sheltered annuities.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

terminate upon full surrender, annuitization (under the Contract or GMIB rider) expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the GMIB may be reduced and the last exercise date may be reset to an earlier date.

Important Information About the GMIB Rider:

•   We will not refund the GMIB charges, even if you do not annuitize under the GMIB rider.

•   There is a 10-year waiting period before you can annuitize under the GMIB rider.

•   You must elect the GMIB rider at issue.

•   Once you elect the GMIB rider, you cannot cancel it.

•   You cannot elect the GMIB rider if the annuitant or the joint annuitant (if any) are older than age 75 on the contract date.

•   If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.

How We Determine the Amount of Your Minimum Guaranteed Income. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) applied to the GMIB Annuity Option Payout Rates (“GMIB rates”) for the annuity option you select.

The GMIB Base is only used to calculate the GMIB, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex and ages of the annuitant and any joint annuitant.

GMIB Base. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV Base. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value, on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

(a) = GMIB MAV Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier) and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB Roll-Up Base. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts.”). The Restricted Subaccounts currently include the Ready Assets Prime Money Fund Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.

GMIB Roll-Up Base A: GMIB Roll-Up Base A is equal to:

•	the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%, plus

•	subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5%, less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5%.

The GMIB Roll-Up Base A will not be less than zero.

“Adjusted” Withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB Roll-Up Base B: GMIB Roll-Up Base B is equal to:

•	the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

•	subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

The GMIB Roll-Up Base B will not be less than zero.

“Adjusted” Withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base B and

(b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB Limitations. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.	The 20th contract anniversary;

2.	The contract anniversary on or following the oldest annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier); or

3.	The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 35% but no more than 85% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories. The subaccounts currently available in these investment categories are listed in Appendix F.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Conditions for Electing to Receive Income Payments. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period, (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities) the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund charges paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

Available Annuity Options. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

Change of Annuitant. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant’s or joint annuitant’s age on the contract date was older than the age of the oldest annuitant or joint annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or joint annuitant’s age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate. The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the Contract or the rider.

Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.

GMIB Charge. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB is subject to our financial strength and claims-paying ability.

For an example of the calculation of the GMIB, see Appendix D.

Guaranteed Minimum Withdrawal Benefit

The Guaranteed Minimum Withdrawal Benefit is no longer available for purchase. If you previously purchased the Guaranteed Minimum Withdrawal Benefit, your benefits will remain the same. However, if you have previously purchased the Guaranteed Minimum Withdrawal Benefit and have since terminated or terminate at any time in the future, you may no longer elect to purchase it again.

General

If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, and/or that you may live substantially longer than expected and outlive your account value, we offer an optional Guaranteed Minimum Withdrawal Benefit (“GMWB”) rider for an additional charge. If you elected the GMWB during your lifetime, you can take minimum annual withdrawals and payments from us, if necessary, regardless of your account value each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. This means if your account value is depleted at any time while the GMWB is in effect, we guarantee that we will make payments to you equal to the Guaranteed Lifetime Amount over your life (and your co-owner’s life, if there are co-owners), subject to certain conditions and restrictions. If you elect the GMWB rider, you cannot elect GMIB.

You should not elect the GMWB if:

•	you plan to take withdrawals in excess of the Guaranteed Lifetime Amount each contract year because such excess withdrawals may significantly reduce or eliminate the value of the benefit;

•	you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides; or

•	you are using the Contract to fund a roll-over tax sheltered annuity where withdrawal restrictions will apply.

What is the GMWB?

The GMWB is an optional rider that permits you to receive annual minimum withdrawals and payments from us, if necessary, regardless of your account value during your lifetime (or until the second annuitant’s death if there are joint annuitants). There is an additional charge for this rider.

Important Information About the GMWB Rider:

•  If you do not choose to take withdrawals and/or do not receive lifetime payments while this rider is in effect, we will not refund the GMWB charges. If you do receive lifetime payments under your rider, there is a risk that the total amount of the lifetime payments you receive will not exceed the GMWB charges you have paid.

•  If you make withdrawals from your Contract while the rider is in effect, those withdrawals are made from your own account value. We are only required to start using our own money to make lifetime payments to you when and if your account value is reduced to zero (for any reason other than due to an excess withdrawal).

•  We have designed the rider to protect you from outliving your account value. If the rider is terminated or you (and your co-owner, if applicable) die before your account value is reduced to zero, neither you nor your estate will receive any lifetime payments from us, nor will the rider provide for any cash value build-up to provide lifetime payments.

•  We limit your withdrawals to the Guaranteed Lifetime Amount each contract year and impose certain investment allocation guidelines and restrictions in order to minimize the risk that your account value will be reduced to zero before your (or your co-owner’s) death. Accordingly, a significant risk against which the rider protects — that your account value will be reduced to zero (other than due to an excess withdrawal) while you are still alive — may be minimal. Thus, these restrictions also significantly reduce the likelihood that we will make any lifetime payments to you under the rider. In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Lifetime Amount, then your account value will never be reduced to zero and we will never make lifetime payments to you.

•  For purposes of the GMWB, if you have designated your spouse as your sole primary beneficiary, you may also designate your spouse as a second person whose life will be used to determine benefits under the GMWB rider, referred to as the “joint annuitant.” The joint annuitant does not have any rights under the Contract or the rider.

•  You (and your joint annuitant, if any) must be at least 60 and not more than 80 years old when you elected the GMWB rider.

•  If you elected the GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.

•  For both new and existing Contracts, you may elect either the GMWB or the GMIB, but not both optional benefits.

•  Please note that all withdrawals — even withdrawals made while the GMWB is in effect — reduce your account value and death benefit.

•  We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

•  Federal tax law requires that if the owner is an individual natural person, then the owner also must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMWB rider. Changing an annuitant may have tax consequences. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant and the age of the annuitant (and the age of the joint annuitant, if applicable) will be used. Joint annuitants may only be spouses.

•  If you elected the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus. In addition, after the first withdrawal following the GMWB Effective Date, we will terminate the Automatic Investment Feature.

You should consult with your tax and financial professionals before purchasing the GMWB rider to determine whether the rider is suitable for you.

Important Term: The GMWB Effective Date is the date the GMWB rider becomes effective.

When May I Take Withdrawals?

If you elected the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the “free withdrawal amount”), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The “free withdrawal amount” is discussed earlier in this Prospectus.

In order to make withdrawals and still maintain the rider guarantee, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals the Guaranteed Lifetime Amount can increase for ten years after the GMWB becomes effective. (See definitions of “Lifetime Income Percentage” and “GMWB Base” below, to learn how your Guaranteed Lifetime Amount can increase during the ten-year period.) Once you take your first withdrawal after electing the GMWB, the GMWB Base will not increase in the same manner as before the withdrawal. It can only increase to equal the contract value, if greater, on each third contract anniversary.

What is the Guaranteed Lifetime Amount?

We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

Lifetime Income Percentage × GMWB Base = Guaranteed Lifetime Amount

More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger annuitant if there are joint annuitants) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart.

Age of Younger Annuitant When First Withdrawal is Taken on or After the GMWB Effective Date	Lifetime Income Percentage
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80+	7.0%

Once you have elected the rider, if you change or add a joint annuitant, the Lifetime Income Percentage may change because we base the Lifetime Income Percentage on the (younger) annuitant’s age band at the time of the first withdrawal. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.

Example: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the GMWB rider with an initial premium of $100,000. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 5.5% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .055). If you add your spouse, age 66, as a joint annuitant and spousal beneficiary on the next contract anniversary, then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 65 at the time you made your first withdrawal and your Guaranteed Lifetime Amount will equal $7,000 ($140,000 X .05).

What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum withdrawals are not cumulative. You cannot carry over any unused guaranteed minimum withdrawals to any future contract years. The following example is helpful to understand this concept:

Example: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.

What If I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?

Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an “excess withdrawal.” An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.

If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

Important: Excess withdrawals will reduce your GMWB Base and may do so by substantially more than the actual amount of the excess withdrawal. Excess withdrawals will also reduce your Guaranteed Lifetime Amount. You must carefully manage your withdrawals if you elect the GMWB rider. Due to the long-term nature of the rider’s guarantee, there is a risk that you may need funds in excess of your Guaranteed Lifetime Amount, and that if you do not have other sources of income available, you may need to make withdrawals that will reduce or even eliminate the amount of any lifetime payments you may receive under your rider. If you believe you may need to make excess withdrawals, you should have other sources of liquidity to avoid having to do so; otherwise, the rider may not be appropriate for you.

What is the GMWB Base?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.

Prior to your first withdrawal (for up to 10 years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value (“MAV”) Base. (See “GMWB MAV Base” for how we calculate the GMWB MAV Base.) However, once you take your first withdrawal on or after the GMWB Effective Date, the GMWB Base will not increase in the same manner as before the withdrawal. Instead, the GMWB Base may only be increased through automatic step-ups on every third contract anniversary after the first withdrawal. The

GMWB Base will be reset to equal your contract value, if higher.

Important: You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you will not be able to increase your GMWB Base by making additional premium payments and you will lose the potential for increases through annual step-ups. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature (discussed earlier in this Prospectus), it will automatically terminate upon your first withdrawal.

Important: The GMWB Base is used only to calculate the Guaranteed Lifetime Amount and the GMWB Charge, it is not available for withdrawal, and does not establish or guarantee an account value, surrender value, minimum death benefit, or a minimum return for any subaccount.

When and How is the GMWB Base Calculated?	Calculation of your GMWB Base depends on when you make your first withdrawal. There are three distinct time periods that are important to consider:

(1) On the GMWB Effective Date	If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

(2) Prior to the First Withdrawal	Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the GMWB MAV Base.

GMWB MAV Base: The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and

(b) is the sum of all additional premiums since the last contract anniversary.

As long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB Effective Date) and the 10th contract anniversary following the GMWB Effective Date.

No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.

(3) On and After the First Withdrawal	If you have not exceeded the Guaranteed Lifetime Amount during a contract year, the GMWB Base does not change. It equals the GMWB Base immediately prior to a withdrawal. However, the GMWB Base on and after any excess withdrawal will equal the lesser of:

(a) the GMWB Base immediately prior to such withdrawal less the Adjusted Excess Withdrawal; and
Adjusted Excess Withdrawal = Excess Withdrawal × GMWB Base/Account Value, where both the GMWB Base and the Account Value are determined immediately prior to such Excess Withdrawal.

(b) the account value after the Excess Withdrawal.

Please note that if the first withdrawal occurs on a contract anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

Automatic Step-Up	On each third contract anniversary after the first withdrawal, if the contract value is greater than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value. The GMWB charge percentage will not change as a result of any step-up.

Please note that if your GMWB increases, there will be a corresponding increase to the charge imposed for this optional feature, as the charge is calculated as a percentage of the GMWB Base.

Are Surrender Charges Applicable to Excess Withdrawals?

As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under “Partial Withdrawals,” earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See “Charges, Deductions, and Credits — Surrender Charge” and “Charges, Deductions, and Credits — How the Surrender Charge Works” later in this Prospectus for a discussion of how surrender charges are calculated.)

Is a Minimum Surrender Value Required After a Partial Withdrawal?

While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the account value below $5,000, we will either deny the request or terminate the Contract.

May I Cancel the GMWB Rider?

You may cancel the GMWB rider on each third contract anniversary after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third contract anniversary. You may not re-elect the GMWB rider after cancellation.

When Will the GMWB Rider Terminate?

The GMWB rider will terminate upon the earliest of:

•	full surrender;

•	a withdrawal that reduces the GMWB Base to zero;

•	annuitization (under the Contract);

•	death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the spousal beneficiary continuation option;

•	death of annuitant (if owner is a custodial IRA Account) if not continued under spousal beneficiary continuation option;

•	termination of the Contract;

•	establishment of an annuity date when your account value is reduced to zero, even if your GMWB Base is greater than zero as described in “What if My Account Value Reaches Zero?” below;

•	following a divorce, the date of death of the joint annuitant if such death occurs before we receive notice of the divorce and the account value is greater than zero; or

•	cancellation of the GMWB rider.

All charges for this benefit will cease upon Contract termination. While the GMWB rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See “Features and Benefits of the Contract — Inactive Contracts” in your Prospectus.)

What if My Account Value Reaches Zero?

If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an excess withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

How GMWB Settlement Works

•   We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

•   We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

•   We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.

Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

For an example of the operation of the Guaranteed Minimum Withdrawal Benefit, see Appendix E.

Required Minimum Distributions

Beginning in the year in which you reach age 70 1⁄2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract. If the Contract is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, note that the RMD amount for the Contract will not be the full amount necessary to satisfy the RMD for the Account if the Account holds assets in addition to the Contract. Special rules apply to withdrawals of the RMD amount for the Contract only.

Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that contract year (together, “cumulative withdrawals”) is greater than your Guaranteed Lifetime Amount. If it is, your GMWB Base will be impacted as follows:

Cumulative withdrawals less than or equal to RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount we will not reduce your GMWB Base; the GMWB Base remains as it was prior to the RMD withdrawal.

Cumulative withdrawals greater than RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount:

(i)     we will not reduce your GMWB Base for the portion of the excess withdrawal that satisfies RMD rules for the Contract only;

(ii)    we will treat the remaining portion that exceeds your RMD requirement for the Contract as an excess withdrawal, and the GMWB Base will be reduced.

         We will subtract from the GMWB Base, as determined just prior to the requested withdrawal, the excess withdrawal amount multiplied by the GMWB Base divided by the account value, where both the GMWB Base and the account value are determined immediately prior to the such excess withdrawal;

(iii)  your new GMWB Base will equal the lesser of the resulting amount in (ii) or your account value after the requested withdrawal is deducted.

Excess withdrawal treatment of the RMD amount for the Contract may generally be avoided through careful timing of RMD withdrawals – e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year – and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

Allocation Guidelines and Restrictions

If you elected the GMWB rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among the subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.

For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix F.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Important Mechanics of the Rebalancing Program:

•    You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•    Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•    You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•    You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•    If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•    Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

For contract owners who purchased the contract on or after April 13, 2009:

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative; or

•	Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

For contract owners who purchased the contract prior to April 13, 2009:

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative,

•	Moderate, or

•	Moderately Aggressive.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Spousal Continuation

If an eligible spousal beneficiary who was at least 60 on the spousal continuation date or a joint annuitant/spousal beneficiary becomes the owner, we currently reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time. Only the death of the owner (or the primary annuitant, as applicable), may result in spousal continuation. However, if the joint annuitant predeceases the owner (or primary annuitant, as applicable), we will reset the GMWB Base to equal the account value less uncollected charges, if higher as of the date of the joint annuitant’s death. We will also increase the Lifetime Income Percentage if higher than the existing Lifetime Income Percentage.

You must designate your spouse as the sole primary beneficiary in order for him/her to be able to continue the GMWB rider under the spousal beneficiary continuation option.

Important note: If the contract owner is a non-natural owner and a non-grantor trust, spousal continuation generally is not available, and the GMWB may not be appropriate. In addition, spousal continuation may not satisfy RMD rules for tax sheltered annuities. Please consult your tax advisor.

In the Event of Divorce

In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; therefore, lifetime withdrawals are not guaranteed for the lives of both the joint annuitants under the GMWB rider if such joint annuitants divorce before your account value reaches zero.

For this reason, we generally do not permit former spouses to continue as joint annuitants of the rider after divorce.

Furthermore, we are unable to “split” a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former joint annuitants, any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.

Continuation of the rider. We do permit either one of the former spousal joint annuitants to continue the rider and the Contract by becoming the sole annuitant. Please note, however, that we will continue to charge for the GMWB rider. Upon the death of the sole annuitant, the rider will terminate.

Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole annuitant of the Contract, we will continue to treat both former spouses who were joint annuitants as the annuitants under a Contract with the GMWB rider. Please note, however, that we will terminate the rider upon the death of the first joint annuitant to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the GMWB rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.

On or after the account value reaches zero. If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the annuitant(s) pursuant to the terms of the GMWB rider.

In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and GMWB rider as a result of divorce.

Benefit Available on Maturity Date

If the maturity date occurs while the GMWB rider is in effect, you may choose monthly payments equal to (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the annuitant (or joint annuitant, if any). The payments you would receive under option (i) are different from the payments you would receive under option (ii). You should consult with your Financial Advisor to determine which option is more appropriate for you.

We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.

GMWB Charge. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits — GMWB Charge.”)

Payment of the GMWB is subject to our financial strength and claims-paying ability.

Inactive Contract

The Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)    No premium payments have been received during the prior 36 months;

2)    The total of all premium payments made, less any partial withdrawals, is less than $5,000; and

3)    The account value (less uncollected charges) is less than $5,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

Charges, Deductions, and Credits

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

Asset-Based Insurance Charge

We impose an asset-based insurance charge, which varies according to Class. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class. The current asset-based insurance charge is 1.25% for the B Class, 1.45% for the L Class, 1.60% for the C Class, and 1.65% for the XC Class.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class.

Surrender Charge

When Imposed. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders.”)

The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

Complete Years Elapsed Since Each Payment of Premium	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The “free withdrawal amount” is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See “Guaranteed Minimum Withdrawal Benefit,” earlier in this Prospectus.)

For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.

How The Surrender Charge Works

If you have an L Class Contract, you elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on the $9,000 (which represents the $10,000 premium payment less the $1,000 “free withdrawal amount”). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment gain or loss between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

How Deducted. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.

Pro Rata Deductions

You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value Subaccount, and $40,000 is in the BlackRock International Fund Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value Subaccount and $160 (40% of $400) is deducted from the BlackRock International Fund Subaccount.

Contract Fee

We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee applies, we will deduct it as follows:

• We deduct this fee from your account value on each Contract anniversary before the annuity date.

• We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.

• We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

Transfer Fee

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in that contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” “Rebalancing Program,” and “Transfers Among Subaccounts.”)

GMDB Charge

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See “Death Benefit – Guaranteed Minimum Death Benefit Options” for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

Type of GMDB	Current GMDB Charge %	Maximum GMDB Charge %
Return of Premium	0.15%	0.40%
Maximum Anniversary Value	0.25%	0.65%

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct the GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMDB charge regardless of whether the GMDB has any value.

GMIB Charge

If you elect the GMIB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct the GMIB charge after the annuity date. The current annual GMIB charge percentage is 0.50%. We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage which is 0.90%. The amount of the GMIB charge is calculated on each monthaversary by multiplying the GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Income Benefit” for the definition of GMIB Base). On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct this GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

GMWB Charge

If you elected the GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current annual GMWB charge percentage is 0.75%. We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage, which is 1.50%. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Withdrawal Benefit” for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.

Other Charges

Redemption Fee. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

Tax Charges. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract.”)

Fund Expenses. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table.”) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.

Changes in Contract Charges or Fees. If we have reserved the right to change a Contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. The charges after any change will not exceed the maximum charges.

Premium Taxes. Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date. Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5% for qualified plans. Although we pay these taxes when due, we won’t deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction. New York does not currently impose a premium tax on annuity contracts.

Contract Credits

Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

Tax Information

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the contract. You should consult your own tax adviser about your own circumstances.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.

Tax Status of the Contract

Purchasing the Contract. You may purchase the Contract as a traditional IRA Contract, Roth IRA Contract, or SEP IRA Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the Account directly from the mutual fund provider. If you purchase the Contract other than as a qualified contract, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. For further information, please consult a tax advisor.

Taxation of Annuities

Distributions and Required Minimum Distributions. For tax sheltered annuities, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (i) reaches age 70 1⁄2 or (ii) retires, and must be made in a specified form or manner. For IRAs (and IRA annuities), distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1⁄2. Roth IRAs do not require distributions at any time prior to the owner’s death. Minimum distribution rules upon death of an owner apply to all qualified contracts.

Note: The Treasury made changes to the Required Minimum Distribution (RMD) rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB, ADB, a GMIB, or a GMWB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation. Consult a tax advisor.

Withdrawals. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total contract value. Your “investment in the contract” generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

Although the tax treatment is not clear, if you purchased a GMWB rider and you take a withdrawal from your Contract before the Contract is annuitized, we intend to treat the value of the Contract as the greater of:

(1)	your account value immediately before the distribution, or

(2)	your Guaranteed Lifetime Amount immediately before the distribution in calculating the amount of your distribution that is taxable.

See Appendix I for GMWB tax examples.

Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request.

Annuity Payments. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Bonus amounts are not treated as an “investment in the Contract.”

Taxation of Death Benefit Proceeds. Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they’re taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments.

Individual Retirement Annuities

Traditional IRAs. Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an “IRA.” This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. Distributions from certain eligible employer plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1⁄2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth IRAs. A Contract is available for purchase as a Roth IRA or by a separately established Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed distributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1⁄2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Other Tax Issues for IRAs and Roth IRAs. Total annual contributions to all of an individual’s IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual’s gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

We make no guarantees regarding the tax status of any contract and do not intend this discussion as tax advice. Please consult a tax advisor for more information.

Tax Sheltered Annuities

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1⁄2, severance from employment, death, or disability.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable “eligible rollover distributions” from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover. The Contract includes enhanced death benefit provisions that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because an enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. The ADB is not currently available with a tax sheltered annuity.

Why Must the Contracts Only Be Qualified or Purchased through Qualified Accounts?

You may only purchase this Contract as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. If we issued this Contract other than as IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts or other than through IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.

Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are “publicly available,” i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.

Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, will be taxed currently on the Contract’s earnings.

•	If a Contract is purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts discussed above, as long as the Account continues to qualify as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Separate Account as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

•	Contracts that qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities are not subject to restrictions against investing in publicly available mutual funds or to the distribution requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities. We believe that Contracts purchased as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. While distributions from qualified contracts are not subject to the tax, such distributions may be includible in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified contract could cause your other investment income to be subject to the tax. Please consult a tax advisor for more information.

Same Sex Relationships

Section 3 of the Federal Defense of Marriage Act was recently ruled unconstitutional and the Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. The Company intends to administer the contract consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this contract or any riders by persons who do not meet the definition of “spouse” under Federal law – e.g., domestic and civil union partners - may have adverse tax consequences.

Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the contract. There are several unanswered questions regarding the scope and impact of this ruling and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.

Withholding

Annuity distributions usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution, the type of qualified plan, and the recipient’s tax status. However, except for eligible rollover distributions from qualified plans including tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,340,000) and 40%, respectively.

There is no guarantee that the transfer tax exemptions and maximum rates will remain the same in the future. The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent legal adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. - source income that is generally subject to United Stated federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Foreign Account Tax Compliance Act (“FATCA”)

Beginning in July of 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Possible Charge For Our Taxes

Currently we don’t charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Foreign Tax Credits

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

Required Minimum Distributions

Please note that the actuarial present value of additional contract benefits must be added to the account value in calculating RMD withdrawals from annuity contracts funding IRAs and tax sheltered annuities, which could increase the amount you are required to withdraw. RMD rules do not apply to Roth IRA contracts before death, and there are additional RMD rules for tax sheltered annuities. Please consult your tax adviser.

Note that RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years. The imposition of a more costly adjustment factor to an RMD withdrawal may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

If the Contract is held within a Merrill Lynch custodial IRA Account, you also may receive an additional RMD calculation from the Merrill Lynch Retirement Group each year that reflects the account value and RMD amount with respect to the entire IRA Account. If you hold other assets within your MLPF&S custodial IRA Account in addition to the Contract, the RMD amount referenced in the custodial IRA Account notice will be greater than the RMD for the Contract.

If you purchased the GMIB EXTRA, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMIB EXTRA Base. If you purchased the GMWB, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMWB Base.

When must RMDs be taken? Generally, the first RMD is for the calendar year in which you reach age 70 1⁄2 (or if later the year you retire for non-IRA qualified annuity contracts). The IRS permits you to take this RMD during the calendar year you reach age 70 1⁄2 or to delay it until sometime between January 1 and (but no later than) April 1 of the next calendar year. If you choose to delay taking the first RMD payment until the subsequent calendar year, then you will have to take two RMDs that calendar year (the delayed RMD for the first calendar year and the RMD for the current calendar year).

If you choose to delay taking the first RMD payment until the subsequent calendar year with respect to the assets in the Contract and cumulative withdrawals for that contract year (including the RMD amounts for the prior calendar year and current calendar year) exceed your Guaranteed Lifetime Amount or 5% (6%                  June 23, 2008) times the GMIB EXTRA Roll-Up Base, we will treat any amount in excess of your RMD amount for the current calendar year as an Excess Withdrawal, which will reduce your GMWB Base or GMIB EXTRA Base, respectively. In other words, we will treat RMD withdrawals favorably only for the current calendar year.

For examples, please see Appendix H and Appendix I.

How are RMDs calculated? There are two methods of calculating RMDs: the account-based method and the annuity-based method. To calculate the RMD for the Contract, we use the account-based method. We determine your RMD for the Contract by taking the sum of the account value of the Contract as of December 31st of the past calendar year and the actuarial present value of any optional guarantees you elected (if applicable), and multiplying this amount by a number corresponding to your age from an IRS Table (RMD Factor). The resulting amount calculated is the RMD for the Contract for that year.

Account-Based Method:	RMD amount for the Contract = [account value as of Dec 31st ± actuarial present value of optional guarantee(s)] * the applicable RMD Factor

(If your spouse is your sole beneficiary and is more than 10 years younger than you, the RMD Factor may be from another IRS table and may produce a smaller RMD amount.) The RMD amount will vary each year as the account value, actuarial present value of optional contract guarantees, and the RMD Factor change.

If you choose an annuity-based method, you do not have to do annual calculations.

Annuity-Based Method:	You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables. The annuity payout method satisfies IRS regulations.

As long as the total amount you take every year satisfies your overall RMD amount for your IRAs, you may choose to take the RMD from any one or more non-Roth IRAs that you own. If you also own other non-IRA qualified retirement plan assets, you will need to take those assets into account for RMD purposes, as well; however, you must take the RMD applicable to each type of qualified plan only from the plan to which the RMD amount relates. For example, if you own a tax sheltered annuity and a 401(k) plan, you must take the RMD required for the tax sheltered annuity from the tax sheltered annuity assets, and the RMD required for the 401(k) plan from the 401(k) assets. You may not take both from one or the other or from your IRA accounts. You also cannot take your IRA RMD amount from either the tax sheltered annuity or the 401(k) plan.

There are additional RMD rules that apply after you die. These vary depending on whether you die before or after the date you are required to begin taking RMDs, and whether the beneficiary is spousal, non-spousal, or a non-natural person. To better understand these rules, you should consult your tax adviser.

Performance Information

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Ready Assets Prime Money Fund Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the Ready Assets Prime Money Fund Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

Other Information

Financial Condition of the Company

We pay the benefits under your Contract from our general account assets and/or from your account value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”

Assets in the General Account. Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.transamericaannuities.com/MerrillLynch.aspx.

Notices and Elections

To be effective, all notices, choices, and changes you make under the Contract must be in “good order.” “Good order” means the actual receipt by us of the instructions relating to a transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Service Center specified in the Definitions. We reserve the right to reject electronic transactions that do not meet our requirements.

If we have received proper telephone authorization, you may make the following choices via telephone:

(1)	Transfers

(2)	Premium allocation instructions

(3)	Withdrawals, other than full surrenders

(4)	Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for losses resulting from telephone requests that we believe are genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

Voting Rights

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)	the election of a Fund’s Board of Directors;

(2)	ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Contract Owners

At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

Changes to the Separate Account

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

Selling the Contract

We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency, Inc. as our insurance agents.

We pay commissions to Merrill Lynch Life Agency, Inc. for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, Merrill Lynch Life Agency, Inc. pays Distributor a portion of the commissions it receives from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from Merrill Lynch Life Agency, Inc. for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.

The maximum amount of commissions paid to Merrill Lynch Life Agency, Inc. is 5.25% of each premium and up to 1.20% of account value per year. The maximum commission payable to Financial Advisors for Contract sales is 2.25% (less for L and C Class Contracts) of each premium and up to 0.50% of account value per year. In addition, on the annuity date the maximum commission payable to the Financial Advisors is 1.50% of the account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from Merrill Lynch Life Agency, Inc. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than Merrill Lynch Life Agency, Inc. and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

State Regulation

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance contracts) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased Contract and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

Experts

The financial statements of Transamerica Advisors Life Insurance Company of New York as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Ernst & Young LLP, an independent registered public accounting firm. The financial statements of the ML of New York Variable Annuity Separate Account D as of December 31, 2013, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309.

Registration Statements

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES

(Condensed Financial Information)

Class B

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities Fund
5/20/2011 to 12/31/2011	$1.00	$0.92	0.0
1/1/2012 to 12/31/2012	$0.92	$1.06	0.0
1/1/2013 to 12/31/2013	$1.06	$1.393465	0.000
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$10.67	$11.44	0
1/1/2006 to 12/31/2006	$11.44	$12.56	810.5124
1/1/2007 to 12/31/2007	$12.56	$13.63	756.3
1/1/2008 to 12/31/2008	$13.63	$9.76	726.3
1/1/2009 to 12/31/2009	$9.76	$12.55	8,960.0
1/1/2010 to 12/31/2010	$12.55	$13.95	610.7
1/1/2011 to 12/31/2011	$13.95	$12.92	0.0
1/1/2012 to 12/31/2012	$12.92	$14.08	0.0
1/1/2013 to 12/31/2013	$14.08	$17.963066	0.000
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$10.54	$10.43	2,612.7
1/1/2008 to 12/31/2008	$10.43	$4.79	3,185.3
1/1/2009 to 12/31/2009	$4.79	$6.34	2,441.5
1/1/2010 to 12/31/2010	$6.34	$6.48	2,479.0
1/1/2011 to 12/31/2011	$6.48	$5.10	1,112.6
1/1/2012 to 12/31/2012	$5.10	$5.76	996.8
1/1/2013 to 12/31/2013	$5.76	$6.940086	988.578
AllianceBernstein Discovery Value Fund
3/4/2005 to 12/31/2005	$10.88	$11.85	6,254.5158
1/1/2006 to 12/31/2006	$11.85	$13.30	24,847.2924
1/1/2007 to 12/31/2007	$13.30	$13.43	5,426.9
1/1/2008 to 12/31/2008	$13.43	$8.68	5,683.7
1/1/2009 to 12/31/2009	$8.68	$12.16	0.0
1/1/2010 to 12/31/2010	$12.16	$15.19	0.0
1/1/2011 to 12/31/2011	$15.19	$13.74	0.0
1/1/2012 to 12/31/2012	$13.74	$16.02	0.0
1/1/2013 to 12/31/2013	$16.02	$21.715234	0.000
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$10.75	$11.33	0.0
1/1/2006 to 12/31/2006	$11.33	$13.56	0.0
1/1/2007 to 12/31/2007	$13.56	$12.80	0.0
1/1/2008 to 12/31/2008	$12.80	$7.34	0.0
1/1/2009 to 12/31/2009	$7.34	$8.64	0.0
1/1/2010 to 12/31/2010	$8.64	$9.50	0.0
1/1/2011 to 12/31/2011	$9.50	$9.01	0.0
1/1/2012 to 12/31/2012	$9.01	$10.22	0.0
1/1/2013 to 12/31/2013	$10.22	$13.695436	0.000
AllianzGI NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$10.51	$10.28	1,122.9
1/1/2008 to 12/31/2008	$10.28	$6.47	2,503.5
1/1/2009 to 12/31/2009	$6.47	$7.22	2,801.3
1/1/2010 to 12/31/2010	$7.22	$8.06	2,656.8
1/1/2011 to 12/31/2011	$8.06	$8.21	3,412.6
1/1/2012 to 12/31/2012	$8.21	$9.23	3,286.7
1/1/2013 to 12/31/2013	$9.23	$11.728651	3,267.978

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$11.05	$12.18	0
1/1/2006 to 12/31/2006	$12.18	$14.26	320.1896
1/1/2007 to 12/31/2007	$14.26	$14.94	632.2
1/1/2008 to 12/31/2008	$14.94	$10.85	2,037.1
1/1/2009 to 12/31/2009	$10.85	$13.28	1,700.4
1/1/2010 to 12/31/2010	$13.28	$16.38	1,638.1
1/1/2011 to 12/31/2011	$16.38	$16.52	1,533.3
1/1/2012 to 12/31/2012	$16.52	$18.00	1,463.6
1/1/2013 to 12/31/2013	$18.00	$23.391091	275.675
AllianzGI NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$10.16	$10.76	0.0
1/1/2006 to 12/31/2006	$10.76	$11.91	0.0
1/1/2007 to 12/31/2007	$11.91	$12.41	0.0
1/1/2008 to 12/31/2008	$12.41	$7.35	0.0
1/1/2009 to 12/31/2009	$7.35	$9.69	0.0
1/1/2010 to 12/31/2010	$9.69	$11.53	0.0
1/1/2011 to 12/31/2011	$11.53	$11.25	0.0
1/1/2012 to 12/31/2012	$11.25	$12.81	0.0
1/1/2013 to 12/31/2013	$12.81	$16.696070	0.000
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$10.54	$10.75	3,316.1465
1/1/2006 to 12/31/2006	$10.75	$12.66	3,761.7147
1/1/2007 to 12/31/2007	$12.66	$12.68	0.0
1/1/2008 to 12/31/2008	$12.68	$9.99	0.0
1/1/2009 to 12/31/2009	$9.99	$11.04	0.0
1/1/2010 to 12/31/2010	$11.04	$12.33	0.0
1/1/2011 to 12/31/2011	$12.33	$12.58	0.0
1/1/2012 to 12/31/2012	$12.58	$13.82	0.0
1/1/2013 to 12/31/2013	$13.82	$16.277020	0.000
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$10.47	$11.02	0.0
1/1/2006 to 12/31/2006	$11.02	$10.51	0.0
1/1/2007 to 12/31/2007	$10.51	$12.61	0.0
1/1/2008 to 12/31/2008	$12.61	$7.23	0.0
1/1/2009 to 12/31/2009	$7.23	$9.64	0.0
1/1/2010 to 12/31/2010	$9.64	$11.08	0.0
1/1/2011 to 12/31/2011	$11.08	$11.05	0.0
1/1/2012 to 12/31/2012	$11.05	$12.42	0.0
1/1/2013 to 12/31/2013	$12.42	$16.758093	0.000
American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$10.13	$10.26	11,154.8734
1/1/2006 to 12/31/2006	$10.26	$10.74	58,253.7745
1/1/2007 to 12/31/2007	$10.74	$10.96	60,041.1
1/1/2008 to 12/31/2008	$10.96	$9.50	43,546.7
1/1/2009 to 12/31/2009	$9.50	$10.78	34,366.4
1/1/2010 to 12/31/2010	$10.78	$11.42	15,442.6
1/1/2011 to 12/31/2011	$11.42	$12.01	15,053.0
1/1/2012 to 12/31/2012	$12.01	$12.56	14,643.4
1/1/2013 to 12/31/2013	$12.56	$12.154501	5,846.332

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$11.12	$13.54	13,794.0351
1/1/2006 to 12/31/2006	$13.54	$16.30	48,100.3393
1/1/2007 to 12/31/2007	$16.30	$19.14	49,444.7
1/1/2008 to 12/31/2008	$19.14	$11.24	48,085.6
1/1/2009 to 12/31/2009	$11.24	$15.44	55,410.3
1/1/2010 to 12/31/2010	$15.44	$16.68	8,451.0
1/1/2011 to 12/31/2011	$16.68	$14.23	7,609.0
1/1/2012 to 12/31/2012	$14.23	$16.75	7,078.4
1/1/2013 to 12/31/2013	$16.75	$19.875985	2,862.089
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$10.74	$12.33	23,921.8397
1/1/2006 to 12/31/2006	$12.33	$13.51	78,478.8453
1/1/2007 to 12/31/2007	$13.51	$14.80	42,695.3
1/1/2008 to 12/31/2008	$14.80	$8.91	51,874.4
1/1/2009 to 12/31/2009	$8.91	$11.84	19,248.1
1/1/2010 to 12/31/2010	$11.84	$13.13	18,523.7
1/1/2011 to 12/31/2011	$13.13	$12.34	16,283.5
1/1/2012 to 12/31/2012	$12.34	$14.69	15,444.9
1/1/2013 to 12/31/2013	$14.69	$19.406744	5,707.868
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$10.59	$10.95	2,708.6682
1/1/2006 to 12/31/2006	$10.95	$13.01	11,119.0277
1/1/2007 to 12/31/2007	$13.01	$13.33	11,931.2
1/1/2008 to 12/31/2008	$13.33	$9.35	12,103.1
1/1/2009 to 12/31/2009	$9.35	$11.49	12,154.1
1/1/2010 to 12/31/2010	$11.49	$12.70	11,695.6
1/1/2011 to 12/31/2011	$12.70	$13.24	11,529.7
1/1/2012 to 12/31/2012	$13.24	$14.63	11,360.5
1/1/2013 to 12/31/2013	$14.63	$17.067359	3,315.236
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$10.57	$11.31	6,543.5815
1/1/2006 to 12/31/2006	$11.31	$12.96	13,690.4432
1/1/2007 to 12/31/2007	$12.96	$13.55	14,106.9
1/1/2008 to 12/31/2008	$13.55	$8.73	14,449.1
1/1/2009 to 12/31/2009	$8.73	$10.96	15,106.4
1/1/2010 to 12/31/2010	$10.96	$12.00	14,639.3
1/1/2011 to 12/31/2011	$12.00	$11.63	13,743.4
1/1/2012 to 12/31/2012	$11.63	$13.27	13,396.4
1/1/2013 to 12/31/2013	$13.27	$17.346870	4,767.621
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$10.46	$11.06	0
1/1/2006 to 12/31/2006	$11.06	$13.37	0
1/1/2007 to 12/31/2007	$13.37	$13.33	14,614.8
1/1/2008 to 12/31/2008	$13.33	$8.34	9,758.1
1/1/2009 to 12/31/2009	$8.34	$10.75	26,420.9
1/1/2010 to 12/31/2010	$10.75	$11.96	0.0
1/1/2011 to 12/31/2011	$11.96	$11.46	0.0
1/1/2012 to 12/31/2012	$11.46	$12.87	0.0
1/1/2013 to 12/31/2013	$12.87	$17.536503	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Total Return Fund
3/4/2005 to 12/31/2005	$10.11	$10.12	2,956.1458
1/1/2006 to 12/31/2006	$10.12	$10.38	6,752.1275
1/1/2007 to 12/31/2007	$10.38	$10.71	6,695.9
1/1/2008 to 12/31/2008	$10.71	$9.35	6,637.7
1/1/2009 to 12/31/2009	$9.35	$10.71	6,569.1
1/1/2010 to 12/31/2010	$10.71	$11.60	984.8
1/1/2011 to 12/31/2011	$11.60	$11.96	974.8
1/1/2012 to 12/31/2012	$11.96	$12.95	965.2
1/1/2013 to 12/31/2013	$12.95	$12.728889	956.334
BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.60	$11.64	0
1/1/2006 to 12/31/2006	$11.64	$11.92	0
1/1/2007 to 12/31/2007	$11.92	$14.12	27,686.4
1/1/2008 to 12/31/2008	$14.12	$8.48	34,337.1
1/1/2009 to 12/31/2009	$8.48	$11.44	32,118.0
1/1/2010 to 12/31/2010	$11.44	$13.48	41,865.7
1/1/2011 to 12/31/2011	$13.48	$12.09	43,024.4
1/1/2012 to 12/31/2012	$12.09	$13.61	36,112.8
1/1/2013 to 12/31/2013	$13.61	$17.978471	16,625.798
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$10.79	$11.89	5,210.6023
1/1/2006 to 12/31/2006	$11.89	$13.62	19,647.9399
1/1/2007 to 12/31/2007	$13.62	$15.70	20,533.7
1/1/2008 to 12/31/2008	$15.70	$12.31	22,787.3
1/1/2009 to 12/31/2009	$12.31	$14.79	21,528.9
1/1/2010 to 12/31/2010	$14.79	$16.05	20,115.6
1/1/2011 to 12/31/2011	$16.05	$15.26	18,761.7
1/1/2012 to 12/31/2012	$15.26	$16.58	18,287.6
1/1/2013 to 12/31/2013	$16.58	$18.741040	15,820.349
BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.19	0.0
1/1/2012 to 12/31/2012	$10.19	$11.53	0.0
1/1/2013 to 12/31/2013	$11.53	$14.789008	0.000
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$10.92	$12.62	807.1695
1/1/2006 to 12/31/2006	$12.62	$14.73	822.6452
1/1/2007 to 12/31/2007	$14.73	$16.93	817.2
1/1/2008 to 12/31/2008	$16.93	$10.41	809.9
1/1/2009 to 12/31/2009	$10.41	$13.85	801.2
1/1/2010 to 12/31/2010	$13.85	$16.18	794.1
1/1/2011 to 12/31/2011	$16.18	$14.27	787.5
1/1/2012 to 12/31/2012	$14.27	$16.43	780.6
1/1/2013 to 12/31/2013	$16.43	$21.970942	774.516
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.30	0.0
1/1/2012 to 12/31/2012	$10.30	$10.42	0.0
1/1/2013 to 12/31/2013	$10.42	$10.029231	0.000
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.18	5,661.4
1/1/2012 to 12/31/2012	$10.18	$11.75	5,707.2
1/1/2013 to 12/31/2013	$11.75	$12.640249	13,077.467

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$11.07	$12.78	0
1/1/2006 to 12/31/2006	$12.78	$15.87	663.9299
1/1/2007 to 12/31/2007	$15.87	$17.25	0.0
1/1/2008 to 12/31/2008	$17.25	$9.81	0.0
1/1/2009 to 12/31/2009	$9.81	$12.40	0.0
1/1/2010 to 12/31/2010	$12.40	$13.11	0.0
1/1/2011 to 12/31/2011	$13.11	$11.29	0.0
1/1/2012 to 12/31/2012	$11.29	$13.19	0.0
1/1/2013 to 12/31/2013	$13.19	$15.786288	0.000
BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.19	0.0
1/1/2012 to 12/31/2012	$9.19	$10.38	0.0
1/1/2013 to 12/31/2013	$10.38	$12.528793	0.000
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$10.57	$11.64	0
1/1/2006 to 12/31/2006	$11.64	$13.46	0
1/1/2007 to 12/31/2007	$13.46	$13.01	0.0
1/1/2008 to 12/31/2008	$13.01	$8.46	0.0
1/1/2009 to 12/31/2009	$8.46	$10.55	0.0
1/1/2010 to 12/31/2010	$10.55	$13.17	0.0
1/1/2011 to 12/31/2011	$13.17	$12.39	0.0
1/1/2012 to 12/31/2012	$12.39	$14.19	0.0
1/1/2013 to 12/31/2013	$14.19	$19.436200	0.000
BlackRock S&P 500 Stock Fund
4/19/2013 to 12/31/2013	$10.00	$11.922385	13,519.586
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.93	0.0
1/1/2012 to 12/31/2012	$9.93	$10.28	0.0
1/1/2013 to 12/31/2013	$10.28	$10.254470	0.000
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$11.17	$12.48	9,357.5832
1/1/2006 to 12/31/2006	$12.48	$13.90	14,831.6495
1/1/2007 to 12/31/2007	$13.90	$14.39	15,539.7
1/1/2008 to 12/31/2008	$14.39	$8.89	11,119.7
1/1/2009 to 12/31/2009	$8.89	$10.57	10,836.5
1/1/2010 to 12/31/2010	$10.57	$11.59	2,453.4
1/1/2011 to 12/31/2011	$11.59	$11.44	780.1
1/1/2012 to 12/31/2012	$11.44	$12.91	772.5
1/1/2013 to 12/31/2013	$12.91	$17.018019	765.942
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$11.05	$12.28	0
1/1/2006 to 12/31/2006	$12.28	$12.91	0
1/1/2007 to 12/31/2007	$12.91	$13.78	0.0
1/1/2008 to 12/31/2008	$13.78	$8.58	0.0
1/1/2009 to 12/31/2009	$8.58	$11.10	31,008.1
1/1/2010 to 12/31/2010	$11.10	$12.27	0.0
1/1/2011 to 12/31/2011	$12.27	$12.14	0.0
1/1/2012 to 12/31/2012	$12.14	$13.72	0.0
1/1/2013 to 12/31/2013	$13.72	$18.026198	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$11.07	$12.54	5,600.4581
1/1/2006 to 12/31/2006	$12.54	$14.34	1,433.6527
1/1/2007 to 12/31/2007	$14.34	$14.84	1,413.3
1/1/2008 to 12/31/2008	$14.84	$9.43	1,647.4
1/1/2009 to 12/31/2009	$9.43	$10.62	1,518.6
1/1/2010 to 12/31/2010	$10.62	$11.58	1,483.9
1/1/2011 to 12/31/2011	$11.58	$11.10	0.0
1/1/2012 to 12/31/2012	$11.10	$12.33	0.0
1/1/2013 to 12/31/2013	$12.33	$16.161602	0.000
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$10.41	$11.96	0
1/1/2006 to 12/31/2006	$11.96	$13.24	282.1061
1/1/2007 to 12/31/2007	$13.24	$12.90	279.6
1/1/2008 to 12/31/2008	$12.90	$7.48	276.7
1/1/2009 to 12/31/2009	$7.48	$9.43	273.4
1/1/2010 to 12/31/2010	$9.43	$11.95	270.5
1/1/2011 to 12/31/2011	$11.95	$11.47	267.7
1/1/2012 to 12/31/2012	$11.47	$12.82	265.1
1/1/2013 to 12/31/2013	$12.82	$18.035075	262.646
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$11.20	$11.82	3,231.9215
1/1/2006 to 12/31/2006	$11.82	$15.17	12,363.2965
1/1/2007 to 12/31/2007	$15.17	$11.93	8,161.9
1/1/2008 to 12/31/2008	$11.93	$7.53	1,003.5
1/1/2009 to 12/31/2009	$7.53	$10.22	990.8
1/1/2010 to 12/31/2010	$10.22	$12.78	979.9
1/1/2011 to 12/31/2011	$12.78	$13.39	969.3
1/1/2012 to 12/31/2012	$13.39	$15.48	959.0
1/1/2013 to 12/31/2013	$15.48	$15.963352	948.417
Columbia Acorn USA
3/4/2005 to 12/31/2005	$11.31	$12.67	7,886.2427
1/1/2006 to 12/31/2006	$12.67	$13.50	27,969.6873
1/1/2007 to 12/31/2007	$13.50	$13.76	4,567.3
1/1/2008 to 12/31/2008	$13.76	$8.24	9,091.6
1/1/2009 to 12/31/2009	$8.24	$11.48	7,285.4
1/1/2010 to 12/31/2010	$11.48	$13.92	6,862.1
1/1/2011 to 12/31/2011	$13.92	$13.03	6,457.0
1/1/2012 to 12/31/2012	$13.03	$15.27	5,758.5
1/1/2013 to 12/31/2013	$15.27	$19.957247	5,645.088
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$10.66	$11.31	334.5
1/1/2008 to 12/31/2008	$11.31	$6.02	331.5
1/1/2009 to 12/31/2009	$6.02	$8.94	0.0
1/1/2010 to 12/31/2010	$8.94	$10.80	22,354.5
1/1/2011 to 12/31/2011	$10.80	$9.13	20,151.0
1/1/2012 to 12/31/2012	$9.13	$10.93	19,427.4
1/1/2013 to 12/31/2013	$10.93	$13.167163	24,241.282

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$10.10	$10.33	0
1/1/2007 to 12/31/2007	$10.33	$11.63	54,135.0
1/1/2008 to 12/31/2008	$11.63	$6.66	63,123.6
1/1/2009 to 12/31/2009	$6.66	$8.49	1,380.3
1/1/2010 to 12/31/2010	$8.49	$10.01	1,376.5
1/1/2011 to 12/31/2011	$10.01	$9.71	1,373.0
1/1/2012 to 12/31/2012	$9.71	$10.77	1,369.5
1/1/2013 to 12/31/2013	$10.77	$14.415430	1,366.363
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.67	0.0
1/1/2012 to 12/31/2012	$8.67	$9.48	0.0
1/1/2013 to 12/31/2013	$9.48	$12.249942	0.000
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$10.77	$11.86	6,911.7459
1/1/2006 to 12/31/2006	$11.86	$13.49	29,986.5303
1/1/2007 to 12/31/2007	$13.49	$13.98	7,030.2
1/1/2008 to 12/31/2008	$13.98	$8.28	2,198.0
1/1/2009 to 12/31/2009	$8.28	$10.80	27,950.9
1/1/2010 to 12/31/2010	$10.80	$11.96	1,640.8
1/1/2011 to 12/31/2011	$11.96	$11.25	1,627.1
1/1/2012 to 12/31/2012	$11.25	$12.52	1,613.0
1/1/2013 to 12/31/2013	$12.52	$16.636153	1,600.366
Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$10.00	$11.32	0.0
1/1/2011 to 12/31/2011	$11.32	$12.07	0.0
1/1/2012 to 12/31/2012	$12.07	$13.16	0.0
1/1/2013 to 12/31/2013	$13.16	$18.306039	0.000
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.77	$11.00	11,268.4658
1/1/2006 to 12/31/2006	$11.00	$12.63	26,917.6347
1/1/2007 to 12/31/2007	$12.63	$13.29	24,322.3
1/1/2008 to 12/31/2008	$13.29	$8.87	26,831.1
1/1/2009 to 12/31/2009	$8.87	$10.60	0.0
1/1/2010 to 12/31/2010	$10.60	$12.07	17,437.7
1/1/2011 to 12/31/2011	$12.07	$12.83	15,009.4
1/1/2012 to 12/31/2012	$12.83	$13.96	11,901.6
1/1/2013 to 12/31/2013	$13.96	$16.745207	8,596.999
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$10.14	$10.39	4,785.5188
1/1/2006 to 12/31/2006	$10.39	$10.91	26,240.0116
1/1/2007 to 12/31/2007	$10.91	$10.96	0.0
1/1/2008 to 12/31/2008	$10.96	$7.53	0.0
1/1/2009 to 12/31/2009	$7.53	$10.87	0.0
1/1/2010 to 12/31/2010	$10.87	$11.73	0.0
1/1/2011 to 12/31/2011	$11.73	$11.82	0.0
1/1/2012 to 12/31/2012	$11.82	$12.63	0.0
1/1/2013 to 12/31/2013	$12.63	$13.036459	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$10.58	$10.82	14,960.6
1/1/2008 to 12/31/2008	$10.82	$7.00	14,437.8
1/1/2009 to 12/31/2009	$7.00	$8.09	36,078.9
1/1/2010 to 12/31/2010	$8.09	$8.79	54,829.1
1/1/2011 to 12/31/2011	$8.79	$8.29	45,759.9
1/1/2012 to 12/31/2012	$8.29	$9.48	34,726.1
1/1/2013 to 12/31/2013	$9.48	$12.113777	28,628.580
Federated Equity Income Fund, Inc.
4/19/2013 to 12/31/2013	$10.00	$11.940098	0.000
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$10.94	$12.50	0
1/1/2006 to 12/31/2006	$12.50	$14.14	659.0605
1/1/2007 to 12/31/2007	$14.14	$16.96	9,675.2
1/1/2008 to 12/31/2008	$16.96	$9.68	6,234.0
1/1/2009 to 12/31/2009	$9.68	$12.39	5,592.1
1/1/2010 to 12/31/2010	$12.39	$14.51	800.8
1/1/2011 to 12/31/2011	$14.51	$12.38	718.6
1/1/2012 to 12/31/2012	$12.38	$14.34	0.0
1/1/2013 to 12/31/2013	$14.34	$19.873389	0.000
Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$10.46	$11.24	0
1/1/2006 to 12/31/2006	$11.24	$11.82	0
1/1/2007 to 12/31/2007	$11.82	$14.75	0.0
1/1/2008 to 12/31/2008	$14.75	$7.73	0.0
1/1/2009 to 12/31/2009	$7.73	$9.76	0.0
1/1/2010 to 12/31/2010	$9.76	$11.91	0.0
1/1/2011 to 12/31/2011	$11.91	$11.76	0.0
1/1/2012 to 12/31/2012	$11.76	$13.26	0.0
1/1/2013 to 12/31/2013	$13.26	$17.765484	0.000
Janus Forty Fund
7/6/2009 to 12/31/2009	$8.65	$10.51	37,377.1
1/1/2010 to 12/31/2010	$10.51	$10.98	2,221.6
1/1/2011 to 12/31/2011	$10.98	$10.08	2,095.0
1/1/2012 to 12/31/2012	$10.08	$12.32	1,982.9
1/1/2013 to 12/31/2013	$12.32	$16.034892	0.000
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.93	$12.73	4,551.1
1/1/2010 to 12/31/2010	$12.73	$15.79	0.0
1/1/2011 to 12/31/2011	$15.79	$15.29	0.0
1/1/2012 to 12/31/2012	$15.29	$17.71	0.0
1/1/2013 to 12/31/2013	$17.71	$22.8814322	0.000
JPMorgan Multi-Cap Market Neutral Fund
6/30/2006 to 12/31/2006	$10.34	$10.55	22,286.2977
1/1/2007 to 12/31/2007	$10.55	$10.13	1,098.0
1/1/2008 to 12/31/2008	$10.13	$9.97	3,719.1
1/1/2009 to 12/31/2009	$9.97	$9.82	3,678.7
1/1/2010 to 12/31/2010	$9.82	$9.25	3,536.9
1/1/2011 to 12/31/2011	$9.25	$9.10	3,388.3
1/1/2012 to 12/31/2012	$9.10	$8.99	3,255.7
1/1/2013 to 12/31/2013	$8.99	$9.240078	1,110.574

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$10.19	$10.97	0
1/1/2008 to 12/31/2008	$10.97	$6.14	0
1/1/2009 to 12/31/2009	$6.14	$8.42	0.0
1/1/2010 to 12/31/2010	$8.42	$11.12	0.0
1/1/2011 to 12/31/2011	$11.12	$10.60	0.0
1/1/2012 to 12/31/2012	$10.60	$11.74	0.0
1/1/2013 to 12/31/2013	$11.74	$17.149196	0.000
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$10.63	$11.27	676.04
1/1/2006 to 12/31/2006	$11.27	$13.10	16,955.9278
1/1/2007 to 12/31/2007	$13.10	$13.41	13,931.0
1/1/2008 to 12/31/2008	$13.41	$8.32	10,534.8
1/1/2009 to 12/31/2009	$8.32	$9.81	778.9
1/1/2010 to 12/31/2010	$9.81	$11.08	747.2
1/1/2011 to 12/31/2011	$11.08	$10.08	740.7
1/1/2012 to 12/31/2012	$10.08	$11.54	734.1
1/1/2013 to 12/31/2013	$11.54	$15.061370	728.350
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$10.01	$10.43	0
1/1/2006 to 12/31/2006	$10.43	$11.32	0
1/1/2007 to 12/31/2007	$11.32	$11.77	0.0
1/1/2008 to 12/31/2008	$11.77	$9.27	0.0
1/1/2009 to 12/31/2009	$9.27	$12.40	0.0
1/1/2010 to 12/31/2010	$12.40	$13.84	0.0
1/1/2011 to 12/31/2011	$13.84	$14.19	0.0
1/1/2012 to 12/31/2012	$14.19	$15.88	0.0
1/1/2013 to 12/31/2013	$15.88	$16.899690	0.000
Lord Abbett Mid Cap Stock Fund, Inc.
3/4/2005 to 12/31/2005	$11.03	$12.05	2,556.4933
1/1/2006 to 12/31/2006	$12.05	$13.37	2,805.5965
1/1/2007 to 12/31/2007	$13.37	$13.28	9,726.7
1/1/2008 to 12/31/2008	$13.28	$7.94	1,854.6
1/1/2009 to 12/31/2009	$7.94	$9.93	609.0
1/1/2010 to 12/31/2010	$9.93	$12.32	616.9
1/1/2011 to 12/31/2011	$12.32	$11.69	557.8
1/1/2012 to 12/31/2012	$11.69	$13.21	552.3
1/1/2013 to 12/31/2013	$13.21	$17.004069	547.636
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$10.03	$10.14	11,190.8553
1/1/2006 to 12/31/2006	$10.14	$10.46	139.289
1/1/2007 to 12/31/2007	$10.46	$10.82	138.1
1/1/2008 to 12/31/2008	$10.82	$10.96	137.0
1/1/2009 to 12/31/2009	$10.96	$10.85	135.6
1/1/2010 to 12/31/2010	$10.85	$10.72	0.0
1/1/2011 to 12/31/2011	$10.72	$10.59	0.0
1/1/2012 to 12/31/2012	$10.59	$10.46	0.0
1/1/2013 to 12/31/2013	$10.46	$10.326914	0.000
AMG Managers Cadence Capital Appreciation Fund(1)
6/30/2009 to 12/31/2009	$10.00	$7.99	0.0
1/1/2010 to 12/31/2010	$7.99	$9.12	0.0
1/1/2011 to 12/31/2011	$9.12	$8.73	0.0
1/1/2012 to 12/31/2012	$8.73	$9.50	0.0
1/1/2013 to 12/31/2013	$9.50	$12.234998	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$10.61	$11.17	0
1/1/2006 to 12/31/2006	$11.17	$11.86	0
1/1/2007 to 12/31/2007	$11.86	$13.33	0.0
1/1/2008 to 12/31/2008	$13.33	$7.12	0.0
1/1/2009 to 12/31/2009	$7.12	$10.10	0.0
1/1/2010 to 12/31/2010	$10.10	$10.89	0.0
1/1/2011 to 12/31/2011	$10.89	$10.58	0.0
1/1/2012 to 12/31/2012	$10.58	$11.88	0.0
1/1/2013 to 12/31/2013	$11.88	$15.163841	0.000
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$10.64	$11.33	0
1/1/2006 to 12/31/2006	$11.33	$12.85	0
1/1/2007 to 12/31/2007	$12.85	$13.23	269.9
1/1/2008 to 12/31/2008	$13.23	$8.00	267.5
1/1/2009 to 12/31/2009	$8.00	$10.17	0.0
1/1/2010 to 12/31/2010	$10.17	$11.63	0.0
1/1/2011 to 12/31/2011	$11.63	$11.47	0.0
1/1/2012 to 12/31/2012	$11.47	$13.20	0.0
1/1/2013 to 12/31/2013	$13.20	$17.144319	0.000
Oppenheimer Main Street Small - & Mid-Cap Fund®
3/4/2005 to 12/31/2005	$10.92	$12.41	2,122.1728
1/1/2006 to 12/31/2006	$12.41	$14.05	0
1/1/2007 to 12/31/2007	$14.05	$13.66	0.0
1/1/2008 to 12/31/2008	$13.66	$8.32	0.0
1/1/2009 to 12/31/2009	$8.32	$11.26	0.0
1/1/2010 to 12/31/2010	$11.26	$13.69	0.0
1/1/2011 to 12/31/2011	$13.69	$13.16	0.0
1/1/2012 to 12/31/2012	$13.16	$15.18	0.0
1/1/2013 to 12/31/2013	$15.18	$19.998300	0.000
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$9.87	$11.49	3,323.9141
1/1/2006 to 12/31/2006	$11.49	$10.96	17,496.5961
1/1/2007 to 12/31/2007	$10.96	$13.33	18,502.0
1/1/2008 to 12/31/2008	$13.33	$7.41	13,000.2
1/1/2009 to 12/31/2009	$7.41	$10.21	9,407.6
1/1/2010 to 12/31/2010	$10.21	$12.45	8,330.2
1/1/2011 to 12/31/2011	$12.45	$11.30	6,814.0
1/1/2012 to 12/31/2012	$11.30	$11.70	7,188.5
1/1/2013 to 12/31/2013	$11.70	$9.817275	8,124.187
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$10.02	$10.53	0
1/1/2008 to 12/31/2008	$10.53	$10.22	0
1/1/2009 to 12/31/2009	$10.22	$11.40	0.0
1/1/2010 to 12/31/2010	$11.40	$11.77	10,342.7
1/1/2011 to 12/31/2011	$11.77	$11.79	9,487.8
1/1/2012 to 12/31/2012	$11.79	$12.31	20,870.0
1/1/2013 to 12/31/2013	$12.31	$12.132695	34,938.895

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$10.37	$10.34	2,544.3642
1/1/2006 to 12/31/2006	$10.34	$10.20	4,592.5723
1/1/2007 to 12/31/2007	$10.20	$11.19	29,142.9
1/1/2008 to 12/31/2008	$11.19	$10.29	26,931.5
1/1/2009 to 12/31/2009	$10.29	$12.04	15,271.9
1/1/2010 to 12/31/2010	$12.04	$12.77	16,134.1
1/1/2011 to 12/31/2011	$12.77	$14.01	12,551.1
1/1/2012 to 12/31/2012	$14.01	$15.06	20,310.7
1/1/2013 to 12/31/2013	$15.06	$13.472459	20,806.155
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$10.19	$10.21	20,630.8371
1/1/2006 to 12/31/2006	$10.21	$10.44	78,636.7333
1/1/2007 to 12/31/2007	$10.44	$11.19	87,167.6
1/1/2008 to 12/31/2008	$11.19	$11.53	137,230.7
1/1/2009 to 12/31/2009	$11.53	$12.91	112,310.8
1/1/2010 to 12/31/2010	$12.91	$13.82	95,321.1
1/1/2011 to 12/31/2011	$13.82	$14.16	81,846.1
1/1/2012 to 12/31/2012	$14.16	$15.37	96,155.3
1/1/2013 to 12/31/2013	$15.37	$14.833421	78,553.137
Pioneer Fund
3/4/2005 to 12/31/2005	$10.76	$11.49	7,727.5544
1/1/2006 to 12/31/2006	$11.49	$13.21	48,500.605
1/1/2007 to 12/31/2007	$13.21	$13.66	1,220.3
1/1/2008 to 12/31/2008	$13.66	$8.85	0.0
1/1/2009 to 12/31/2009	$8.85	$10.86	0.0
1/1/2010 to 12/31/2010	$10.86	$12.41	0.0
1/1/2011 to 12/31/2011	$12.41	$11.69	0.0
1/1/2012 to 12/31/2012	$11.69	$12.69	0.0
1/1/2013 to 12/31/2013	$12.69	$16.678735	0.000
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$9.80	$10.43	846.5005
1/1/2006 to 12/31/2006	$10.43	$11.39	1,231.3252
1/1/2007 to 12/31/2007	$11.39	$12.03	362.9
1/1/2008 to 12/31/2008	$12.03	$7.48	351.7
1/1/2009 to 12/31/2009	$7.48	$11.98	4,072.8
1/1/2010 to 12/31/2010	$11.98	$13.92	277.8
1/1/2011 to 12/31/2011	$13.92	$13.51	242.0
1/1/2012 to 12/31/2012	$13.51	$15.34	0.0
1/1/2013 to 12/31/2013	$15.34	$17.019220	0.000
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$11.03	$11.94	0
1/1/2007 to 12/31/2007	$11.94	$16.74	218.8
1/1/2008 to 12/31/2008	$16.74	$6.77	153.5
1/1/2009 to 12/31/2009	$6.77	$11.61	7,326.2
1/1/2010 to 12/31/2010	$11.61	$13.32	176.4
1/1/2011 to 12/31/2011	$13.32	$9.97	0.0
1/1/2012 to 12/31/2012	$9.97	$10.96	0.0
1/1/2013 to 12/31/2013	$10.96	$10.586036	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$11.58	$6.34	6,505.0
1/1/2009 to 12/31/2009	$6.34	$8.14	6,703.5
1/1/2010 to 12/31/2010	$8.14	$10.32	0.0
1/1/2011 to 12/31/2011	$10.32	$11.10	0.0
1/1/2012 to 12/31/2012	$11.10	$12.68	0.0
1/1/2013 to 12/31/2013	$12.68	$12.666578	0.000
Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.33	0.0
1/1/2010 to 12/31/2010	$11.33	$13.39	0.0
1/1/2011 to 12/31/2011	$13.39	$12.89	0.0
1/1/2012 to 12/31/2012	$12.89	$13.57	0.0
1/1/2013 to 12/31/2013	$13.57	$19.350967	0.000
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$11.06	$12.43	2,157.0807
1/1/2006 to 12/31/2006	$12.43	$14.72	2,070.6807
1/1/2007 to 12/31/2007	$14.72	$17.04	1,847.5
1/1/2008 to 12/31/2008	$17.04	$9.07	1,921.9
1/1/2009 to 12/31/2009	$9.07	$13.41	1,868.7
1/1/2010 to 12/31/2010	$13.41	$14.38	57,930.7
1/1/2011 to 12/31/2011	$14.38	$12.39	48,041.9
1/1/2012 to 12/31/2012	$12.39	$14.51	42,217.7
1/1/2013 to 12/31/2013	$14.51	$18.223323	38,154.136
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$10.99	$11.95	4,126.2572
1/1/2006 to 12/31/2006	$11.95	$14.38	0
1/1/2007 to 12/31/2007	$14.38	$14.51	0.0
1/1/2008 to 12/31/2008	$14.51	$8.10	0.0
1/1/2009 to 12/31/2009	$8.10	$10.47	0.0
1/1/2010 to 12/31/2010	$10.47	$11.12	0.0
1/1/2011 to 12/31/2011	$11.12	$10.28	622.1
1/1/2012 to 12/31/2012	$10.28	$12.34	616.0
1/1/2013 to 12/31/2013	$12.34	$15.856549	610.818
TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	0.0
1/1/2010 to 12/31/2010	$1.02	$1.13	0.0
1/1/2011 to 12/31/2011	$1.13	$1.16	0.0
1/1/2012 to 12/31/2012	$1.16	$1.28	0.0
1/1/2013 to 12/31/2013	$1.28	$1.312279	0.000
TA Diversified Equity
2/10/2012 to 12/31/2012	$10.00	$10.05	52,708.9
1/1/2013 to 12/31/2013	$10.05	$13.092908	30,880.276
TA Growth Opportunities
5/1/2008 to 12/31/2008	$10.65	$6.75	0.0
1/1/2009 to 12/31/2009	$6.75	$9.00	0.0
1/1/2010 to 12/31/2010	$9.00	$11.98	20,244.1
1/1/2011 to 12/31/2011	$11.98	$10.69	18,226.3
1/1/2012 to 12/31/2012	$10.69	$11.47	19,881.8
1/1/2013 to 12/31/2013	$11.47	$15.635802	15,623.183

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.39	$6.33	0.0
1/1/2009 to 12/31/2009	$6.33	$8.91	0.0
1/1/2010 to 12/31/2010	$8.91	$11.39	7,547.2
1/1/2011 to 12/31/2011	$11.39	$10.88	6,925.3
1/1/2012 to 12/31/2012	$10.88	$12.44	6,258.4
1/1/2013 to 12/31/2013	$12.44	$16.696626	22,933.229
Invesco Comstock Fund
3/4/2005 to 12/31/2005	$10.77	$11.23	9,195.8852
1/1/2006 to 12/31/2006	$11.23	$12.87	750.9388
1/1/2007 to 12/31/2007	$12.87	$12.47	751.2
1/1/2008 to 12/31/2008	$12.47	$7.89	720.1
1/1/2009 to 12/31/2009	$7.89	$10.09	774.3
1/1/2010 to 12/31/2010	$10.09	$11.52	38,091.0
1/1/2011 to 12/31/2011	$11.52	$11.15	42,376.2
1/1/2012 to 12/31/2012	$11.15	$13.10	32,407.8
1/1/2013 to 12/31/2013	$13.10	$17.491430	33,117.834

Class L

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities Fund
5/20/2011 to 12/31/2011	$1.00	$0.92	0.0
1/1/2012 to 12/31/2012	$0.92	$1.06	0.0
1/1/2013 to 12/31/2013	$1.06	$1.386197	0.000
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$10.66	$11.42	0
1/1/2006 to 12/31/2006	$11.42	$12.50	0
1/1/2007 to 12/31/2007	$12.50	$13.54	0.0
1/1/2008 to 12/31/2008	$13.54	$9.68	2,725.0
1/1/2009 to 12/31/2009	$9.68	$12.42	28,587.6
1/1/2010 to 12/31/2010	$12.42	$13.78	3,466.5
1/1/2011 to 12/31/2011	$13.78	$12.73	3,996.4
1/1/2012 to 12/31/2012	$12.73	$13.85	3,122.9
1/1/2013 to 12/31/2013	$13.85	$17.634877	3,940.736
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$10.54	$10.41	2,630.3
1/1/2008 to 12/31/2008	$10.41	$4.77	6,903.7
1/1/2009 to 12/31/2009	$4.77	$6.31	7,108.5
1/1/2010 to 12/31/2010	$6.31	$6.43	7,579.5
1/1/2011 to 12/31/2011	$6.43	$5.06	6,515.0
1/1/2012 to 12/31/2012	$5.06	$5.69	6,509.4
1/1/2013 to 12/31/2013	$5.69	$6.846144	5,665.283
AllianceBernstein Discovery Value Fund
3/4/2005 to 12/31/2005	$10.87	$11.82	13,743.1226
1/1/2006 to 12/31/2006	$11.82	$13.24	52,541.9812
1/1/2007 to 12/31/2007	$13.24	$13.35	23,290.3
1/1/2008 to 12/31/2008	$13.35	$8.61	23,806.9
1/1/2009 to 12/31/2009	$8.61	$12.03	6,295.8
1/1/2010 to 12/31/2010	$12.03	$15.00	6,986.9
1/1/2011 to 12/31/2011	$15.00	$13.55	6,556.1
1/1/2012 to 12/31/2012	$13.55	$15.76	6,334.8
1/1/2013 to 12/31/2013	$15.76	$21.318600	6,012.698
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$10.74	$11.30	0
1/1/2006 to 12/31/2006	$11.30	$13.50	4,064.6881
1/1/2007 to 12/31/2007	$13.50	$12.71	1,647.1
1/1/2008 to 12/31/2008	$12.71	$7.28	0.0
1/1/2009 to 12/31/2009	$7.28	$8.55	0.0
1/1/2010 to 12/31/2010	$8.55	$9.38	0.0
1/1/2011 to 12/31/2011	$9.38	$8.88	0.0
1/1/2012 to 12/31/2012	$8.88	$10.05	0.0
1/1/2013 to 12/31/2013	$10.05	$13.445204	0.000
AllianzGI NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$10.51	$10.26	1,084.9
1/1/2008 to 12/31/2008	$10.26	$6.45	7,738.2
1/1/2009 to 12/31/2009	$6.45	$7.17	9,373.3
1/1/2010 to 12/31/2010	$7.17	$8.00	7,544.6
1/1/2011 to 12/31/2011	$8.00	$8.13	8,727.7
1/1/2012 to 12/31/2012	$8.13	$9.13	10,195.0
1/1/2013 to 12/31/2013	$9.13	$11.569919	10,705.832

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$11.04	$12.15	5,601.0663
1/1/2006 to 12/31/2006	$12.15	$14.20	9,254.5205
1/1/2007 to 12/31/2007	$14.20	$14.85	4,196.7
1/1/2008 to 12/31/2008	$14.85	$10.76	4,636.1
1/1/2009 to 12/31/2009	$10.76	$13.14	3,796.1
1/1/2010 to 12/31/2010	$13.14	$16.18	4,795.9
1/1/2011 to 12/31/2011	$16.18	$16.29	3,491.2
1/1/2012 to 12/31/2012	$16.29	$17.71	2,098.4
1/1/2013 to 12/31/2013	$17.71	$22.963789	2,085.979
AllianzGI NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$10.15	$10.74	0
1/1/2006 to 12/31/2006	$10.74	$11.85	2,643.3497
1/1/2007 to 12/31/2007	$11.85	$12.33	0.0
1/1/2008 to 12/31/2008	$12.33	$7.29	0.0
1/1/2009 to 12/31/2009	$7.29	$9.59	0.0
1/1/2010 to 12/31/2010	$9.59	$11.39	0.0
1/1/2011 to 12/31/2011	$11.39	$11.09	0.0
1/1/2012 to 12/31/2012	$11.09	$12.60	0.0
1/1/2013 to 12/31/2013	$12.60	$16.391071	0.000
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$10.53	$10.72	611.4753
1/1/2006 to 12/31/2006	$10.72	$12.61	1,013.1658
1/1/2007 to 12/31/2007	$12.61	$12.60	1,934.9
1/1/2008 to 12/31/2008	$12.60	$9.90	1,919.3
1/1/2009 to 12/31/2009	$9.90	$10.93	1,469.2
1/1/2010 to 12/31/2010	$10.93	$12.17	1,457.4
1/1/2011 to 12/31/2011	$12.17	$12.40	1,424.5
1/1/2012 to 12/31/2012	$12.40	$13.59	1,264.3
1/1/2013 to 12/31/2013	$13.59	$15.979584	1,202.118
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$10.45	$11.00	0
1/1/2006 to 12/31/2006	$11.00	$10.46	0
1/1/2007 to 12/31/2007	$10.46	$12.53	0.0
1/1/2008 to 12/31/2008	$12.53	$7.17	0.0
1/1/2009 to 12/31/2009	$7.17	$9.54	0.0
1/1/2010 to 12/31/2010	$9.54	$10.94	0.0
1/1/2011 to 12/31/2011	$10.94	$10.89	0.0
1/1/2012 to 12/31/2012	$10.89	$12.22	0.0
1/1/2013 to 12/31/2013	$12.22	$16.451933	0.000
American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$10.11	$10.24	16,343.6729
1/1/2006 to 12/31/2006	$10.24	$10.69	96,859.0467
1/1/2007 to 12/31/2007	$10.69	$10.89	144,758.3
1/1/2008 to 12/31/2008	$10.89	$9.42	110,850.4
1/1/2009 to 12/31/2009	$9.42	$10.67	112,441.9
1/1/2010 to 12/31/2010	$10.67	$11.28	56,026.0
1/1/2011 to 12/31/2011	$11.28	$11.84	22,790.2
1/1/2012 to 12/31/2012	$11.84	$12.36	12,108.3
1/1/2013 to 12/31/2013	$12.36	$11.932376	11,429.724

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$11.11	$13.51	22,864.6144
1/1/2006 to 12/31/2006	$13.51	$16.22	82,017.094
1/1/2007 to 12/31/2007	$16.22	$19.02	141,367.1
1/1/2008 to 12/31/2008	$19.02	$11.14	149,566.5
1/1/2009 to 12/31/2009	$11.14	$15.28	175,103.2
1/1/2010 to 12/31/2010	$15.28	$16.47	33,195.3
1/1/2011 to 12/31/2011	$16.47	$14.03	20,993.1
1/1/2012 to 12/31/2012	$14.03	$16.48	9,804.1
1/1/2013 to 12/31/2013	$16.48	$19.512746	9,500.615
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$10.73	$12.30	33,473.735
1/1/2006 to 12/31/2006	$12.30	$13.45	162,863.825
1/1/2007 to 12/31/2007	$13.45	$14.71	153,936.1
1/1/2008 to 12/31/2008	$14.71	$8.83	200,941.3
1/1/2009 to 12/31/2009	$8.83	$11.71	99,009.1
1/1/2010 to 12/31/2010	$11.71	$12.97	94,541.6
1/1/2011 to 12/31/2011	$12.97	$12.16	47,805.1
1/1/2012 to 12/31/2012	$12.16	$14.45	36,360.6
1/1/2013 to 12/31/2013	$14.45	$19.052003	35,837.853
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$10.57	$10.93	9,606.0233
1/1/2006 to 12/31/2006	$10.93	$12.95	20,090.6119
1/1/2007 to 12/31/2007	$12.95	$13.24	62,047.3
1/1/2008 to 12/31/2008	$13.24	$9.27	55,138.7
1/1/2009 to 12/31/2009	$9.27	$11.37	42,599.7
1/1/2010 to 12/31/2010	$11.37	$12.54	40,799.4
1/1/2011 to 12/31/2011	$12.54	$13.05	27,005.3
1/1/2012 to 12/31/2012	$13.05	$14.40	9,514.7
1/1/2013 to 12/31/2013	$14.40	$16.755410	8,855.514
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$10.56	$11.29	9,642.691
1/1/2006 to 12/31/2006	$11.29	$12.90	17,931.8607
1/1/2007 to 12/31/2007	$12.90	$13.46	38,529.9
1/1/2008 to 12/31/2008	$13.46	$8.65	38,928.1
1/1/2009 to 12/31/2009	$8.65	$10.85	35,463.9
1/1/2010 to 12/31/2010	$10.85	$11.85	35,267.3
1/1/2011 to 12/31/2011	$11.85	$11.46	19,233.1
1/1/2012 to 12/31/2012	$11.46	$13.06	7,936.0
1/1/2013 to 12/31/2013	$13.06	$17.029811	7,875.078
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$10.45	$11.03	0
1/1/2006 to 12/31/2006	$11.03	$13.31	0
1/1/2007 to 12/31/2007	$13.31	$13.24	33,797.6
1/1/2008 to 12/31/2008	$13.24	$8.27	27,297.0
1/1/2009 to 12/31/2009	$8.27	$10.64	77,326.2
1/1/2010 to 12/31/2010	$10.64	$11.81	2,413.7
1/1/2011 to 12/31/2011	$11.81	$11.29	1,736.5
1/1/2012 to 12/31/2012	$11.29	$12.66	960.4
1/1/2013 to 12/31/2013	$12.66	$17.216056	894.853

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Total Return Fund
3/4/2005 to 12/31/2005	$10.10	$10.09	0
1/1/2006 to 12/31/2006	$10.09	$10.34	4,199.2686
1/1/2007 to 12/31/2007	$10.34	$10.64	4,752.4
1/1/2008 to 12/31/2008	$10.64	$9.28	3,927.1
1/1/2009 to 12/31/2009	$9.28	$10.60	7,180.6
1/1/2010 to 12/31/2010	$10.60	$11.46	6,978.6
1/1/2011 to 12/31/2011	$11.46	$11.78	5,752.2
1/1/2012 to 12/31/2012	$11.78	$12.74	5,531.5
1/1/2013 to 12/31/2013	$12.74	$12.496261	6,183.872
BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.59	$11.61	0
1/1/2006 to 12/31/2006	$11.61	$11.87	0
1/1/2007 to 12/31/2007	$11.87	$14.03	82,331.0
1/1/2008 to 12/31/2008	$14.03	$8.41	98,123.4
1/1/2009 to 12/31/2009	$8.41	$11.32	96,100.3
1/1/2010 to 12/31/2010	$11.32	$13.31	119,844.7
1/1/2011 to 12/31/2011	$13.31	$11.92	140,264.0
1/1/2012 to 12/31/2012	$11.92	$13.38	123,110.1
1/1/2013 to 12/31/2013	$13.38	$17.650019	61,255.802
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$10.78	$11.86	7,315.5806
1/1/2006 to 12/31/2006	$11.86	$13.56	46,621.1645
1/1/2007 to 12/31/2007	$13.56	$15.60	75,624.2
1/1/2008 to 12/31/2008	$15.60	$12.21	69,741.3
1/1/2009 to 12/31/2009	$12.21	$14.64	71,010.6
1/1/2010 to 12/31/2010	$14.64	$15.85	82,124.2
1/1/2011 to 12/31/2011	$15.85	$15.05	74,635.4
1/1/2012 to 12/31/2012	$15.05	$16.31	70,597.4
1/1/2013 to 12/31/2013	$16.31	$18.398645	68,620.711
BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.19	0.0
1/1/2012 to 12/31/2012	$10.19	$11.50	0.0
1/1/2013 to 12/31/2013	$11.50	$14.721036	0.000
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$10.90	$12.59	3,026.8493
1/1/2006 to 12/31/2006	$12.59	$14.67	3,862.7081
1/1/2007 to 12/31/2007	$14.67	$16.82	1,910.0
1/1/2008 to 12/31/2008	$16.82	$10.32	1,893.7
1/1/2009 to 12/31/2009	$10.32	$13.70	1,872.6
1/1/2010 to 12/31/2010	$13.70	$15.98	1,856.0
1/1/2011 to 12/31/2011	$15.98	$14.07	1,841.1
1/1/2012 to 12/31/2012	$14.07	$16.16	1,825.8
1/1/2013 to 12/31/2013	$16.16	$21.569638	1,812.311
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.29	0.0
1/1/2012 to 12/31/2012	$10.29	$10.39	0.0
1/1/2013 to 12/31/2013	$10.39	$9.980101	0.000
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.18	16,134.7
1/1/2012 to 12/31/2012	$10.18	$11.72	16,506.8
1/1/2013 to 12/31/2013	$11.72	$12.582165	37,341.419

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$11.05	$12.75	0
1/1/2006 to 12/31/2006	$12.75	$15.80	1,455.393
1/1/2007 to 12/31/2007	$15.80	$17.14	342.5
1/1/2008 to 12/31/2008	$17.14	$9.73	339.6
1/1/2009 to 12/31/2009	$9.73	$12.27	336.0
1/1/2010 to 12/31/2010	$12.27	$12.95	333.0
1/1/2011 to 12/31/2011	$12.95	$11.12	330.1
1/1/2012 to 12/31/2012	$11.12	$12.97	327.1
1/1/2013 to 12/31/2013	$12.97	$15.497871	324.489
BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.18	2,746.8
1/1/2012 to 12/31/2012	$9.18	$10.35	1,326.5
1/1/2013 to 12/31/2013	$10.35	$12.469301	1,235.128
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$10.56	$11.61	0
1/1/2006 to 12/31/2006	$11.61	$13.40	0
1/1/2007 to 12/31/2007	$13.40	$12.93	0.0
1/1/2008 to 12/31/2008	$12.93	$8.38	0.0
1/1/2009 to 12/31/2009	$8.38	$10.44	0.0
1/1/2010 to 12/31/2010	$10.44	$13.01	0.0
1/1/2011 to 12/31/2011	$13.01	$12.21	0.0
1/1/2012 to 12/31/2012	$12.21	$13.96	0.0
1/1/2013 to 12/31/2013	$13.96	$19.081136	0.000
BlackRock S&P 500 Stock Fund
4/19/2013 to 12/31/2013	$10.00	$11.905699	21,158.294
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.92	0.0
1/1/2012 to 12/31/2012	$9.92	$10.25	0.0
1/1/2013 to 12/31/2013	$10.25	$10.201214	0.000
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$11.15	$12.45	1,687.6512
1/1/2006 to 12/31/2006	$12.45	$13.84	3,147.6262
1/1/2007 to 12/31/2007	$13.84	$14.30	7,985.2
1/1/2008 to 12/31/2008	$14.30	$8.81	8,563.5
1/1/2009 to 12/31/2009	$8.81	$10.46	8,662.2
1/1/2010 to 12/31/2010	$10.46	$11.45	8,172.4
1/1/2011 to 12/31/2011	$11.45	$11.28	7,675.4
1/1/2012 to 12/31/2012	$11.28	$12.70	7,173.0
1/1/2013 to 12/31/2013	$12.70	$16.707200	6,692.039
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$11.03	$12.25	2,247.4691
1/1/2006 to 12/31/2006	$12.25	$12.85	2,246.3072
1/1/2007 to 12/31/2007	$12.85	$13.69	2,267.5
1/1/2008 to 12/31/2008	$13.69	$8.51	2,255.7
1/1/2009 to 12/31/2009	$8.51	$10.98	95,006.2
1/1/2010 to 12/31/2010	$10.98	$12.12	5,504.3
1/1/2011 to 12/31/2011	$12.12	$11.97	4,689.2
1/1/2012 to 12/31/2012	$11.97	$13.50	6,333.4
1/1/2013 to 12/31/2013	$13.50	$17.696967	5,795.023

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$11.05	$12.51	13,220.506
1/1/2006 to 12/31/2006	$12.51	$14.28	8,340.6178
1/1/2007 to 12/31/2007	$14.28	$14.75	13,257.8
1/1/2008 to 12/31/2008	$14.75	$9.35	12,803.9
1/1/2009 to 12/31/2009	$9.35	$10.51	10,835.3
1/1/2010 to 12/31/2010	$10.51	$11.44	9,978.9
1/1/2011 to 12/31/2011	$11.44	$10.94	7,604.1
1/1/2012 to 12/31/2012	$10.94	$12.13	3,050.6
1/1/2013 to 12/31/2013	$12.13	$15.866402	2,997.320
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$10.39	$11.93	230.9045
1/1/2006 to 12/31/2006	$11.93	$13.18	1,661.1722
1/1/2007 to 12/31/2007	$13.18	$12.81	2,063.3
1/1/2008 to 12/31/2008	$12.81	$7.42	2,255.3
1/1/2009 to 12/31/2009	$7.42	$9.33	2,330.1
1/1/2010 to 12/31/2010	$9.33	$11.80	1,753.8
1/1/2011 to 12/31/2011	$11.80	$11.31	1,628.2
1/1/2012 to 12/31/2012	$11.31	$12.61	1,450.9
1/1/2013 to 12/31/2013	$12.61	$17.705522	1,236.166
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$11.18	$11.79	6,533.8383
1/1/2006 to 12/31/2006	$11.79	$15.10	22,725.3432
1/1/2007 to 12/31/2007	$15.10	$11.85	28,107.2
1/1/2008 to 12/31/2008	$11.85	$7.47	2,088.2
1/1/2009 to 12/31/2009	$7.47	$10.11	1,161.3
1/1/2010 to 12/31/2010	$10.11	$12.62	358.9
1/1/2011 to 12/31/2011	$12.62	$13.20	355.7
1/1/2012 to 12/31/2012	$13.20	$15.22	352.6
1/1/2013 to 12/31/2013	$15.22	$15.671699	349.753
Columbia Acorn USA
3/4/2005 to 12/31/2005	$11.30	$12.63	10,316.4122
1/1/2006 to 12/31/2006	$12.63	$13.44	51,555.9624
1/1/2007 to 12/31/2007	$13.44	$13.67	8,927.6
1/1/2008 to 12/31/2008	$13.67	$8.17	31,788.8
1/1/2009 to 12/31/2009	$8.17	$11.36	26,315.1
1/1/2010 to 12/31/2010	$11.36	$13.74	24,631.1
1/1/2011 to 12/31/2011	$13.74	$12.84	23,552.1
1/1/2012 to 12/31/2012	$12.84	$15.02	21,518.1
1/1/2013 to 12/31/2013	$15.02	$19.592502	22,979.111
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$10.66	$11.29	0
1/1/2008 to 12/31/2008	$11.29	$6.00	2,201.1
1/1/2009 to 12/31/2009	$6.00	$8.89	2,127.4
1/1/2010 to 12/31/2010	$8.89	$10.71	66,470.90
1/1/2011 to 12/31/2011	$10.71	$9.04	69,659.7
1/1/2012 to 12/31/2012	$9.04	$10.80	59,799.4
1/1/2013 to 12/31/2013	$10.80	$12.988967	68,623.093

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$10.09	$10.32	7,500.2399
1/1/2007 to 12/31/2007	$10.32	$11.59	158,492.3
1/1/2008 to 12/31/2008	$11.59	$6.62	182,124.0
1/1/2009 to 12/31/2009	$6.62	$8.42	5,418.9
1/1/2010 to 12/31/2010	$8.42	$9.92	9,587.2
1/1/2011 to 12/31/2011	$9.92	$9.60	9,509.6
1/1/2012 to 12/31/2012	$9.60	$10.63	6,878.5
1/1/2013 to 12/31/2013	$10.63	$14.191962	6,671.699
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.65	0.0
1/1/2012 to 12/31/2012	$8.65	$9.45	0.0
1/1/2013 to 12/31/2013	$9.45	$12.183462	0.000
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$10.76	$11.83	0
1/1/2006 to 12/31/2006	$11.83	$13.43	63,319.723
1/1/2007 to 12/31/2007	$13.43	$13.89	53,204.9
1/1/2008 to 12/31/2008	$13.89	$8.21	55,053.3
1/1/2009 to 12/31/2009	$8.21	$10.69	127,595.3
1/1/2010 to 12/31/2010	$10.69	$11.81	55,204.2
1/1/2011 to 12/31/2011	$11.81	$11.08	35,030.6
1/1/2012 to 12/31/2012	$11.08	$12.31	29,111.8
1/1/2013 to 12/31/2013	$12.31	$16.332147	28,729.136
Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$10.00	$11.32	3,364.5
1/1/2011 to 12/31/2011	$11.32	$12.05	3,336.0
1/1/2012 to 12/31/2012	$12.05	$13.10	3,667.9
1/1/2013 to 12/31/2013	$13.10	$18.188831	3,562.341
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.75	$10.97	22,664.7535
1/1/2006 to 12/31/2006	$10.97	$12.57	50,957.9031
1/1/2007 to 12/31/2007	$12.57	$13.20	74,519.0
1/1/2008 to 12/31/2008	$13.20	$8.80	87,897.3
1/1/2009 to 12/31/2009	$8.80	$10.49	9,112.5
1/1/2010 to 12/31/2010	$10.49	$11.92	60,641.8
1/1/2011 to 12/31/2011	$11.92	$12.65	56,241.6
1/1/2012 to 12/31/2012	$12.65	$13.73	46,102.0
1/1/2013 to 12/31/2013	$13.73	$16.439295	32,561.508
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$10.12	$10.37	10,136.073
1/1/2006 to 12/31/2006	$10.37	$10.86	37,918.8716
1/1/2007 to 12/31/2007	$10.86	$10.89	0.0
1/1/2008 to 12/31/2008	$10.89	$7.46	0.0
1/1/2009 to 12/31/2009	$7.46	$10.75	0.0
1/1/2010 to 12/31/2010	$10.75	$11.58	977.0
1/1/2011 to 12/31/2011	$11.58	$11.66	968.7
1/1/2012 to 12/31/2012	$11.66	$12.42	0.0
1/1/2013 to 12/31/2013	$12.42	$12.798176	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$10.58	$10.80	41,447.6
1/1/2008 to 12/31/2008	$10.80	$6.97	33,883.5
1/1/2009 to 12/31/2009	$6.97	$8.04	100,849.1
1/1/2010 to 12/31/2010	$8.04	$8.72	150,878.1
1/1/2011 to 12/31/2011	$8.72	$8.22	138,677.5
1/1/2012 to 12/31/2012	$8.22	$9.37	104,505.8
1/1/2013 to 12/31/2013	$9.37	$11.949857	87,102.196
Federated Equity Income Fund, Inc.
4/19/2013 to 12/31/2013	$10.00	$11.923377	427.737
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$10.93	$12.47	0
1/1/2006 to 12/31/2006	$12.47	$14.08	1,171.9892
1/1/2007 to 12/31/2007	$14.08	$16.85	26,859.3
1/1/2008 to 12/31/2008	$16.85	$9.59	19,450.1
1/1/2009 to 12/31/2009	$9.59	$12.26	19,637.6
1/1/2010 to 12/31/2010	$12.26	$14.33	6,492.4
1/1/2011 to 12/31/2011	$14.33	$12.20	4,712.9
1/1/2012 to 12/31/2012	$12.20	$14.11	4,114.4
1/1/2013 to 12/31/2013	$14.11	$19.510228	3,635.284
Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$10.45	$11.21	0
1/1/2006 to 12/31/2006	$11.21	$11.77	0
1/1/2007 to 12/31/2007	$11.77	$14.65	0.0
1/1/2008 to 12/31/2008	$14.65	$7.66	0.0
1/1/2009 to 12/31/2009	$7.66	$9.66	0.0
1/1/2010 to 12/31/2010	$9.66	$11.76	0.0
1/1/2011 to 12/31/2011	$11.76	$11.59	0.0
1/1/2012 to 12/31/2012	$11.59	$13.05	0.0
1/1/2013 to 12/31/2013	$13.05	$17.440879	0.000
Janus Forty Fund
7/6/2009 to 12/31/2009	$8.60	$10.45	109,698.9
1/1/2010 to 12/31/2010	$10.45	$10.90	9,587.5
1/1/2011 to 12/31/2011	$10.90	$9.98	3,691.0
1/1/2012 to 12/31/2012	$9.98	$12.18	2,565.6
1/1/2013 to 12/31/2013	$12.18	$15.817903	2,390.442
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.93	$12.72	13,918.3
1/1/2010 to 12/31/2010	$12.72	$15.74	1,589.9
1/1/2011 to 12/31/2011	$15.74	$15.21	1,427.4
1/1/2012 to 12/31/2012	$15.21	$17.59	1,234.1
1/1/2013 to 12/31/2013	$17.59	$22.611329	1,149.816
JPMorgan Multi-Cap Market Neutral Fund
6/30/2006 to 12/31/2006	$10.34	$10.53	36,993.0713
1/1/2007 to 12/31/2007	$10.53	$10.09	1,051.9
1/1/2008 to 12/31/2008	$10.09	$9.92	739.0
1/1/2009 to 12/31/2009	$9.92	$9.74	890.0
1/1/2010 to 12/31/2010	$9.74	$9.17	924.5
1/1/2011 to 12/31/2011	$9.17	$9.00	846.8
1/1/2012 to 12/31/2012	$9.00	$8.87	835.4
1/1/2013 to 12/31/2013	$8.87	$9.096840	931.913

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$10.19	$10.95	0.0
1/1/2008 to 12/31/2008	$10.95	$6.12	0.0
1/1/2009 to 12/31/2009	$6.12	$8.37	0.0
1/1/2010 to 12/31/2010	$8.37	$11.04	0.0
1/1/2011 to 12/31/2011	$11.04	$10.50	1,624.4
1/1/2012 to 12/31/2012	$10.50	$11.61	714.5
1/1/2013 to 12/31/2013	$11.61	$16.917127	546.762
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$10.62	$11.25	592.8077
1/1/2006 to 12/31/2006	$11.25	$13.04	27,582.5803
1/1/2007 to 12/31/2007	$13.04	$13.32	34,544.3
1/1/2008 to 12/31/2008	$13.32	$8.25	28,319.4
1/1/2009 to 12/31/2009	$8.25	$9.71	946.3
1/1/2010 to 12/31/2010	$9.71	$10.94	939.0
1/1/2011 to 12/31/2011	$10.94	$9.94	932.3
1/1/2012 to 12/31/2012	$9.94	$11.35	925.4
1/1/2013 to 12/31/2013	$11.35	$14.786153	919.144
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$9.99	$10.40	1,241.067
1/1/2006 to 12/31/2006	$10.40	$11.26	8,811.7654
1/1/2007 to 12/31/2007	$11.26	$11.69	9,351.9
1/1/2008 to 12/31/2008	$11.69	$9.19	9,285.5
1/1/2009 to 12/31/2009	$9.19	$12.27	9,919.8
1/1/2010 to 12/31/2010	$12.27	$13.66	10,085.5
1/1/2011 to 12/31/2011	$13.66	$13.99	9,949.9
1/1/2012 to 12/31/2012	$13.99	$15.62	9,861.6
1/1/2013 to 12/31/2013	$15.62	$16.590810	9,858.650
Lord Abbett Mid Cap Stock Fund, Inc.
3/4/2005 to 12/31/2005	$11.01	$12.02	7,310.0456
1/1/2006 to 12/31/2006	$12.02	$13.31	16,117.3827
1/1/2007 to 12/31/2007	$13.31	$13.19	28,893.6
1/1/2008 to 12/31/2008	$13.19	$7.87	9,413.0
1/1/2009 to 12/31/2009	$7.87	$9.83	9,571.1
1/1/2010 to 12/31/2010	$9.83	$12.17	9,047.9
1/1/2011 to 12/31/2011	$12.17	$11.52	8,686.1
1/1/2012 to 12/31/2012	$11.52	$13.00	6,591.3
1/1/2013 to 12/31/2013	$13.00	$16.693441	6,133.729
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$10.02	$10.11	12,490.7847
1/1/2006 to 12/31/2006	$10.11	$10.41	583.1853
1/1/2007 to 12/31/2007	$10.41	$10.75	4,151.7
1/1/2008 to 12/31/2008	$10.75	$10.87	1,254.8
1/1/2009 to 12/31/2009	$10.87	$10.74	1,611.8
1/1/2010 to 12/31/2010	$10.74	$10.59	1,596.7
1/1/2011 to 12/31/2011	$10.59	$10.44	1,582.2
1/1/2012 to 12/31/2012	$10.44	$10.29	1,568.1
1/1/2013 to 12/31/2013	$10.29	$10.138135	1,555.146
AMG Managers Cadence Capital Appreciation Fund(1)
6/30/2009 to 12/31/2009	$10.00	$7.93	1,853.6
1/1/2010 to 12/31/2010	$7.93	$9.03	1,717.5
1/1/2011 to 12/31/2011	$9.03	$8.63	1,512.4
1/1/2012 to 12/31/2012	$8.63	$9.37	1,430.0
1/1/2013 to 12/31/2013	$9.37	$12.045330	1,258.996

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$10.60	$11.15	594.6781
1/1/2006 to 12/31/2006	$11.15	$11.81	2,114.3701
1/1/2007 to 12/31/2007	$11.81	$13.24	2,097.4
1/1/2008 to 12/31/2008	$13.24	$7.06	3,323.9
1/1/2009 to 12/31/2009	$7.06	$9.99	4,219.1
1/1/2010 to 12/31/2010	$9.99	$10.75	2,038.3
1/1/2011 to 12/31/2011	$10.75	$10.43	4,548.1
1/1/2012 to 12/31/2012	$10.43	$11.69	4,146.0
1/1/2013 to 12/31/2013	$11.69	$14.886799	3,944.130
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$10.63	$11.30	0
1/1/2006 to 12/31/2006	$11.30	$12.80	0
1/1/2007 to 12/31/2007	$12.80	$13.14	2,281.2
1/1/2008 to 12/31/2008	$13.14	$7.93	0.0
1/1/2009 to 12/31/2009	$7.93	$10.07	917.8
1/1/2010 to 12/31/2010	$10.07	$11.49	814.2
1/1/2011 to 12/31/2011	$11.49	$11.30	0.0
1/1/2012 to 12/31/2012	$11.30	$12.98	0.0
1/1/2013 to 12/31/2013	$12.98	$16.831039	0.000
Oppenheimer Main Street Small - & Mid-Cap Fund®
3/4/2005 to 12/31/2005	$10.90	$12.38	4,189.8296
1/1/2006 to 12/31/2006	$12.38	$13.98	0
1/1/2007 to 12/31/2007	$13.98	$13.57	149.3
1/1/2008 to 12/31/2008	$13.57	$8.25	353.2
1/1/2009 to 12/31/2009	$8.25	$11.14	428.8
1/1/2010 to 12/31/2010	$11.14	$13.52	379.7
1/1/2011 to 12/31/2011	$13.52	$12.98	1,438.7
1/1/2012 to 12/31/2012	$12.98	$14.93	356.9
1/1/2013 to 12/31/2013	$14.93	$19.633079	348.574
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$9.86	$11.46	6,953.4128
1/1/2006 to 12/31/2006	$11.46	$10.91	48,120.161
1/1/2007 to 12/31/2007	$10.91	$13.24	72,124.2
1/1/2008 to 12/31/2008	$13.24	$7.35	55,569.6
1/1/2009 to 12/31/2009	$7.35	$10.10	49,384.7
1/1/2010 to 12/31/2010	$10.10	$12.30	43,329.5
1/1/2011 to 12/31/2011	$12.30	$11.14	39,515.2
1/1/2012 to 12/31/2012	$11.14	$11.51	40,695.4
1/1/2013 to 12/31/2013	$11.51	$9.637776	39,574.788
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$10.02	$10.51	0
1/1/2008 to 12/31/2008	$10.51	$10.18	1,361.2
1/1/2009 to 12/31/2009	$10.18	$11.34	2,640.3
1/1/2010 to 12/31/2010	$11.34	$11.68	34,408.4
1/1/2011 to 12/31/2011	$11.68	$11.67	28,762.4
1/1/2012 to 12/31/2012	$11.67	$12.17	61,923.5
1/1/2013 to 12/31/2013	$12.17	$11.968565	101,350.466

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$10.36	$10.32	0
1/1/2006 to 12/31/2006	$10.32	$10.15	8,411.4017
1/1/2007 to 12/31/2007	$10.15	$11.12	65,301.5
1/1/2008 to 12/31/2008	$11.12	$10.21	70,557.7
1/1/2009 to 12/31/2009	$10.21	$11.92	37,311.2
1/1/2010 to 12/31/2010	$11.92	$12.61	41,620.6
1/1/2011 to 12/31/2011	$12.61	$13.81	34,504.4
1/1/2012 to 12/31/2012	$13.81	$14.81	58,103.9
1/1/2013 to 12/31/2013	$14.81	$13.226216	58,155.418
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$10.18	$10.18	41,270.1705
1/1/2006 to 12/31/2006	$10.18	$10.39	120,758.6212
1/1/2007 to 12/31/2007	$10.39	$11.12	228,462.7
1/1/2008 to 12/31/2008	$11.12	$11.43	288,282.6
1/1/2009 to 12/31/2009	$11.43	$12.78	241,668.5
1/1/2010 to 12/31/2010	$12.78	$13.65	200,405.0
1/1/2011 to 12/31/2011	$13.65	$13.96	167,282.6
1/1/2012 to 12/31/2012	$13.96	$15.12	221,432.0
1/1/2013 to 12/31/2013	$15.12	$14.562307	188,004.670
Pioneer Fund
3/4/2005 to 12/31/2005	$10.75	$11.46	15,628.8914
1/1/2006 to 12/31/2006	$11.46	$13.15	82,517.032
1/1/2007 to 12/31/2007	$13.15	$13.57	0.0
1/1/2008 to 12/31/2008	$13.57	$8.77	0.0
1/1/2009 to 12/31/2009	$8.77	$10.74	0.0
1/1/2010 to 12/31/2010	$10.74	$12.26	1,808.8
1/1/2011 to 12/31/2011	$12.26	$11.53	1,237.1
1/1/2012 to 12/31/2012	$11.53	$12.49	1,147.7
1/1/2013 to 12/31/2013	$12.49	$16.374028	1,069.331
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$9.79	$10.40	0
1/1/2006 to 12/31/2006	$10.40	$11.34	2,085.8764
1/1/2007 to 12/31/2007	$11.34	$11.95	2,075.2
1/1/2008 to 12/31/2008	$11.95	$7.42	5,129.5
1/1/2009 to 12/31/2009	$7.42	$11.86	13,704.6
1/1/2010 to 12/31/2010	$11.86	$13.75	2,127.7
1/1/2011 to 12/31/2011	$13.75	$13.32	2,031.3
1/1/2012 to 12/31/2012	$13.32	$15.09	1,404.6
1/1/2013 to 12/31/2013	$15.09	$16.708184	465.073
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$11.03	$11.92	15,304.4629
1/1/2007 to 12/31/2007	$11.92	$16.68	13,016.9
1/1/2008 to 12/31/2008	$16.68	$6.74	21,025.4
1/1/2009 to 12/31/2009	$6.74	$11.52	39,155.8
1/1/2010 to 12/31/2010	$11.52	$13.19	17,803.4
1/1/2011 to 12/31/2011	$13.19	$9.85	15,843.3
1/1/2012 to 12/31/2012	$9.85	$10.81	14,905.2
1/1/2013 to 12/31/2013	$10.81	$10.421856	14,998.653
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$11.58	$6.33	18,131.5
1/1/2009 to 12/31/2009	$6.33	$8.11	20,074.0
1/1/2010 to 12/31/2010	$8.11	$10.26	1,913.1
1/1/2011 to 12/31/2011	$10.26	$11.01	1,772.8
1/1/2012 to 12/31/2012	$11.01	$12.56	487.9
1/1/2013 to 12/31/2013	$12.56	$12.520129	3,298.561

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.32	0.0
1/1/2010 to 12/31/2010	$11.32	$13.35	0.0
1/1/2011 to 12/31/2011	$13.35	$12.83	0.0
1/1/2012 to 12/31/2012	$12.83	$13.48	0.0
1/1/2013 to 12/31/2013	$13.48	$19.181929	0.000
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$11.05	$12.39	0
1/1/2006 to 12/31/2006	$12.39	$14.65	9,494.0836
1/1/2007 to 12/31/2007	$14.65	$16.93	10,506.7
1/1/2008 to 12/31/2008	$16.93	$8.99	7,955.8
1/1/2009 to 12/31/2009	$8.99	$13.27	5,565.7
1/1/2010 to 12/31/2010	$13.27	$14.20	161,289.6
1/1/2011 to 12/31/2011	$14.20	$12.22	147,076.2
1/1/2012 to 12/31/2012	$12.22	$14.27	127,264.7
1/1/2013 to 12/31/2013	$14.27	$17.890397	105,827.750
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$10.98	$11.92	8,158.2259
1/1/2006 to 12/31/2006	$11.92	$14.32	652.9001
1/1/2007 to 12/31/2007	$14.32	$14.42	646.7
1/1/2008 to 12/31/2008	$14.42	$8.03	640.4
1/1/2009 to 12/31/2009	$8.03	$10.36	632.2
1/1/2010 to 12/31/2010	$10.36	$10.98	625.2
1/1/2011 to 12/31/2011	$10.98	$10.13	618.5
1/1/2012 to 12/31/2012	$10.13	$12.13	611.8
1/1/2013 to 12/31/2013	$12.13	$15.566846	605.905
TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	17,465.7
1/1/2010 to 12/31/2010	$1.02	$1.13	16,346.3
1/1/2011 to 12/31/2011	$1.13	$1.15	0.0
1/1/2012 to 12/31/2012	$1.15	$1.27	0.0
1/1/2013 to 12/31/2013	$1.27	$1.301546	0.000
TA Diversified Equity
2/10/2012 to 12/31/2012	$10.00	$10.03	159,145.0
1/1/2013 to 12/31/2013	$10.03	$13.043590	87,132.499
TA Growth Opportunities
5/1/2008 to 12/31/2008	$10.65	$6.74	0.0
1/1/2009 to 12/31/2009	$6.74	$8.97	0.0
1/1/2010 to 12/31/2010	$8.97	$11.92	56,068.2
1/1/2011 to 12/31/2011	$11.92	$10.61	56,070.1
1/1/2012 to 12/31/2012	$10.61	$11.36	60,611.8
1/1/2013 to 12/31/2013	$11.36	$15.455187	44,245.371
TA Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.39	$6.32	0.0
1/1/2009 to 12/31/2009	$6.32	$8.88	964.5
1/1/2010 to 12/31/2010	$8.88	$11.33	21,570.8
1/1/2011 to 12/31/2011	$11.33	$10.80	21,663.1
1/1/2012 to 12/31/2012	$10.80	$12.32	19,694.1
1/1/2013 to 12/31/2013	$12.32	$16.503673	65,721.046

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Comstock Fund
3/4/2005 to 12/31/2005	$10.75	$11.20	20,335.5087
1/1/2006 to 12/31/2006	$11.20	$12.81	2,979.3851
1/1/2007 to 12/31/2007	$12.81	$12.38	4,822.2
1/1/2008 to 12/31/2008	$12.38	$7.82	4,888.1
1/1/2009 to 12/31/2009	$7.82	$9.98	4,085.7
1/1/2010 to 12/31/2010	$9.98	$11.38	108,554.1
1/1/2011 to 12/31/2011	$11.38	$10.99	131,694.0
1/1/2012 to 12/31/2012	$10.99	$12.88	101,665.4
1/1/2013 to 12/31/2013	$12.88	$17.171692	97,467.046

Class C

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities Fund
5/20/2011 to 12/31/2011	$1.00	$0.91	0.0
1/1/2012 to 12/31/2012	$0.91	$1.06	0.0
1/1/2013 to 12/31/2013	$1.06	$1.380798	0.000
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$10.65	$11.39	0
1/1/2006 to 12/31/2006	$11.39	$12.46	0
1/1/2007 to 12/31/2007	$12.46	$13.47	0.0
1/1/2008 to 12/31/2008	$13.47	$9.62	0.0
1/1/2009 to 12/31/2009	$9.62	$12.32	992.4
1/1/2010 to 12/31/2010	$12.32	$13.65	0.0
1/1/2011 to 12/31/2011	$13.65	$12.59	0.0
1/1/2012 to 12/31/2012	$12.59	$13.68	0.0
1/1/2013 to 12/31/2013	$13.68	$17.392804	0.000
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$10.53	$10.40	0.0
1/1/2008 to 12/31/2008	$10.40	$4.75	0.0
1/1/2009 to 12/31/2009	$4.75	$6.28	0.0
1/1/2010 to 12/31/2010	$6.28	$6.39	0.0
1/1/2011 to 12/31/2011	$6.39	$5.02	0.0
1/1/2012 to 12/31/2012	$5.02	$5.64	0.0
1/1/2013 to 12/31/2013	$5.64	$6.776537	0.000
AllianceBernstein DiscoveryValue Fund
3/4/2005 to 12/31/2005	$10.86	$11.80	2,594.9923
1/1/2006 to 12/31/2006	$11.80	$13.19	3,971.1004
1/1/2007 to 12/31/2007	$13.19	$13.28	767.8
1/1/2008 to 12/31/2008	$13.28	$8.55	619.3
1/1/2009 to 12/31/2009	$8.55	$11.94	0.0
1/1/2010 to 12/31/2010	$11.94	$14.87	0.0
1/1/2011 to 12/31/2011	$14.87	$13.40	0.0
1/1/2012 to 12/31/2012	$13.40	$15.57	0.0
1/1/2013 to 12/31/2013	$15.57	$21.025975	0.000
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$10.73	$11.28	0
1/1/2006 to 12/31/2006	$11.28	$13.46	0
1/1/2007 to 12/31/2007	$13.46	$12.65	0.0
1/1/2008 to 12/31/2008	$12.65	$7.24	0.0
1/1/2009 to 12/31/2009	$7.24	$8.48	0.0
1/1/2010 to 12/31/2010	$8.48	$9.30	0.0
1/1/2011 to 12/31/2011	$9.30	$8.78	0.0
1/1/2012 to 12/31/2012	$8.78	$9.93	0.0
1/1/2013 to 12/31/2013	$9.93	$13.260578	0.000
AllianzGI NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$10.51	$10.25	0
1/1/2008 to 12/31/2008	$10.25	$6.43	0
1/1/2009 to 12/31/2009	$6.43	$7.14	0.0
1/1/2010 to 12/31/2010	$7.14	$7.95	0.0
1/1/2011 to 12/31/2011	$7.95	$8.07	0.0
1/1/2012 to 12/31/2012	$8.07	$9.05	0.0
1/1/2013 to 12/31/2013	$9.05	$11.452379	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$11.03	$12.13	0
1/1/2006 to 12/31/2006	$12.13	$14.15	0
1/1/2007 to 12/31/2007	$14.15	$14.77	0.0
1/1/2008 to 12/31/2008	$14.77	$10.69	0.0
1/1/2009 to 12/31/2009	$10.69	$13.04	0.0
1/1/2010 to 12/31/2010	$13.04	$16.03	0.0
1/1/2011 to 12/31/2011	$16.03	$16.11	0.0
1/1/2012 to 12/31/2012	$16.11	$17.49	0.0
1/1/2013 to 12/31/2013	$17.49	$22.648612	0.000
AllianzGI NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$10.14	$10.72	0
1/1/2006 to 12/31/2006	$10.72	$11.81	0
1/1/2007 to 12/31/2007	$11.81	$12.27	0.0
1/1/2008 to 12/31/2008	$12.27	$7.24	0.0
1/1/2009 to 12/31/2009	$7.24	$9.52	0.0
1/1/2010 to 12/31/2010	$9.52	$11.28	0.0
1/1/2011 to 12/31/2011	$11.28	$10.97	0.0
1/1/2012 to 12/31/2012	$10.97	$12.45	0.0
1/1/2013 to 12/31/2013	$12.45	$16.166082	0.000
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$10.52	$10.70	0
1/1/2006 to 12/31/2006	$10.70	$12.56	0
1/1/2007 to 12/31/2007	$12.56	$12.54	0.0
1/1/2008 to 12/31/2008	$12.54	$9.84	0.0
1/1/2009 to 12/31/2009	$9.84	$10.84	0.0
1/1/2010 to 12/31/2010	$10.84	$12.06	0.0
1/1/2011 to 12/31/2011	$12.06	$12.26	0.0
1/1/2012 to 12/31/2012	$12.26	$13.42	0.0
1/1/2013 to 12/31/2013	$13.42	$15.760174	0.000
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$10.44	$10.98	0
1/1/2006 to 12/31/2006	$10.98	$10.42	0
1/1/2007 to 12/31/2007	$10.42	$12.47	0.0
1/1/2008 to 12/31/2008	$12.47	$7.12	0.0
1/1/2009 to 12/31/2009	$7.12	$9.47	0.0
1/1/2010 to 12/31/2010	$9.47	$10.84	0.0
1/1/2011 to 12/31/2011	$10.84	$10.77	0.0
1/1/2012 to 12/31/2012	$10.77	$12.07	0.0
1/1/2013 to 12/31/2013	$12.07	$16.226093	0.000
American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$10.10	$10.22	1,497.5924
1/1/2006 to 12/31/2006	$10.22	$10.65	10,240.9372
1/1/2007 to 12/31/2007	$10.65	$10.84	7,977.3
1/1/2008 to 12/31/2008	$10.84	$9.36	2,894.8
1/1/2009 to 12/31/2009	$9.36	$10.58	2,429.0
1/1/2010 to 12/31/2010	$10.58	$11.18	0.0
1/1/2011 to 12/31/2011	$11.18	$11.71	0.0
1/1/2012 to 12/31/2012	$11.71	$12.21	0.0
1/1/2013 to 12/31/2013	$12.21	$11.768489	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$11.10	$13.48	907.9984
1/1/2006 to 12/31/2006	$13.48	$16.17	7,362.4308
1/1/2007 to 12/31/2007	$16.17	$18.92	8,977.9
1/1/2008 to 12/31/2008	$18.92	$11.07	5,939.9
1/1/2009 to 12/31/2009	$11.07	$15.16	7,316.8
1/1/2010 to 12/31/2010	$15.16	$16.32	1,879.1
1/1/2011 to 12/31/2011	$16.32	$13.88	0.0
1/1/2012 to 12/31/2012	$13.88	$16.28	0.0
1/1/2013 to 12/31/2013	$16.28	$19.244753	0.000
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$10.72	$12.27	2,992.463
1/1/2006 to 12/31/2006	$12.27	$13.40	9,902.2519
1/1/2007 to 12/31/2007	$13.40	$14.64	4,425.5
1/1/2008 to 12/31/2008	$14.64	$8.78	4,675.1
1/1/2009 to 12/31/2009	$8.78	$11.62	1,143.5
1/1/2010 to 12/31/2010	$11.62	$12.85	1,143.5
1/1/2011 to 12/31/2011	$12.85	$12.03	0.0
1/1/2012 to 12/31/2012	$12.03	$14.27	0.0
1/1/2013 to 12/31/2013	$14.27	$18.790260	0.000
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$10.56	$10.90	0
1/1/2006 to 12/31/2006	$10.90	$12.91	0
1/1/2007 to 12/31/2007	$12.91	$13.18	0.0
1/1/2008 to 12/31/2008	$13.18	$9.21	0.0
1/1/2009 to 12/31/2009	$9.21	$11.28	0.0
1/1/2010 to 12/31/2010	$11.28	$12.43	0.0
1/1/2011 to 12/31/2011	$12.43	$12.91	0.0
1/1/2012 to 12/31/2012	$12.91	$14.22	0.0
1/1/2013 to 12/31/2013	$14.22	$16.525276	0.000
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$10.55	$11.26	0
1/1/2006 to 12/31/2006	$11.26	$12.86	2,043.8928
1/1/2007 to 12/31/2007	$12.86	$13.39	1,988.9
1/1/2008 to 12/31/2008	$13.39	$8.60	0.0
1/1/2009 to 12/31/2009	$8.60	$10.76	0.0
1/1/2010 to 12/31/2010	$10.76	$11.74	0.0
1/1/2011 to 12/31/2011	$11.74	$11.34	0.0
1/1/2012 to 12/31/2012	$11.34	$12.90	0.0
1/1/2013 to 12/31/2013	$12.90	$16.795865	0.000
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$10.44	$11.01	0
1/1/2006 to 12/31/2006	$11.01	$13.26	2,240.5694
1/1/2007 to 12/31/2007	$13.26	$13.18	4,204.5
1/1/2008 to 12/31/2008	$13.18	$8.22	1,105.5
1/1/2009 to 12/31/2009	$8.22	$10.55	3,203.5
1/1/2010 to 12/31/2010	$10.55	$11.70	0.0
1/1/2011 to 12/31/2011	$11.70	$11.17	0.0
1/1/2012 to 12/31/2012	$11.17	$12.51	0.0
1/1/2013 to 12/31/2013	$12.51	$16.979692	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Total Return Fund
3/4/2005 to 12/31/2005	$10.09	$10.08	0
1/1/2006 to 12/31/2006	$10.08	$10.30	0
1/1/2007 to 12/31/2007	$10.30	$10.59	0.0
1/1/2008 to 12/31/2008	$10.59	$9.22	0.0
1/1/2009 to 12/31/2009	$9.22	$10.51	0.0
1/1/2010 to 12/31/2010	$10.51	$11.35	0.0
1/1/2011 to 12/31/2011	$11.35	$11.66	0.0
1/1/2012 to 12/31/2012	$11.66	$12.59	0.0
1/1/2013 to 12/31/2013	$12.59	$12.324625	0.000
BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.58	$11.59	0
1/1/2006 to 12/31/2006	$11.59	$11.83	0
1/1/2007 to 12/31/2007	$11.83	$13.96	4,270.7
1/1/2008 to 12/31/2008	$13.96	$8.35	3,558.3
1/1/2009 to 12/31/2009	$8.35	$11.23	3,810.2
1/1/2010 to 12/31/2010	$11.23	$13.18	5,298.0
1/1/2011 to 12/31/2011	$13.18	$11.79	6,071.9
1/1/2012 to 12/31/2012	$11.79	$13.22	5,056.9
1/1/2013 to 12/31/2013	$13.22	$17.407688	2,424.310
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$10.77	$11.84	0
1/1/2006 to 12/31/2006	$11.84	$13.51	2,552.2753
1/1/2007 to 12/31/2007	$13.51	$15.52	2,309.6
1/1/2008 to 12/31/2008	$15.52	$12.13	355.5
1/1/2009 to 12/31/2009	$12.13	$14.52	0.0
1/1/2010 to 12/31/2010	$14.52	$15.70	466.6
1/1/2011 to 12/31/2011	$15.70	$14.88	447.9
1/1/2012 to 12/31/2012	$14.88	$16.11	471.2
1/1/2013 to 12/31/2013	$16.11	$18.146068	484.534
BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.18	0.0
1/1/2012 to 12/31/2012	$10.18	$11.47	0.0
1/1/2013 to 12/31/2013	$11.47	$14.670295	0.000
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$10.89	$12.57	0
1/1/2006 to 12/31/2006	$12.57	$14.62	55.4149
1/1/2007 to 12/31/2007	$14.62	$16.74	53.7
1/1/2008 to 12/31/2008	$16.74	$10.25	53.4
1/1/2009 to 12/31/2009	$10.25	$13.60	0.0
1/1/2010 to 12/31/2010	$13.60	$15.83	0.0
1/1/2011 to 12/31/2011	$15.83	$13.92	0.0
1/1/2012 to 12/31/2012	$13.92	$15.96	0.0
1/1/2013 to 12/31/2013	$15.96	$21.273603	0.000
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.28	0.0
1/1/2012 to 12/31/2012	$10.28	$10.37	0.0
1/1/2013 to 12/31/2013	$10.37	$9.943438	0.000
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.17	794.2
1/1/2012 to 12/31/2012	$10.17	$11.69	784.6
1/1/2013 to 12/31/2013	$11.69	$12.538790	1,931.585

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$11.04	$12.72	0
1/1/2006 to 12/31/2006	$12.72	$15.75	0
1/1/2007 to 12/31/2007	$15.75	$17.06	0.0
1/1/2008 to 12/31/2008	$17.06	$9.67	0.0
1/1/2009 to 12/31/2009	$9.67	$12.18	0.0
1/1/2010 to 12/31/2010	$12.18	$12.83	0.0
1/1/2011 to 12/31/2011	$12.83	$11.00	0.0
1/1/2012 to 12/31/2012	$11.00	$12.81	0.0
1/1/2013 to 12/31/2013	$12.81	$15.285101	0.000
BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.18	0.0
1/1/2012 to 12/31/2012	$9.18	$10.33	0.0
1/1/2013 to 12/31/2013	$10.33	$12.424911	0.000
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$10.55	$11.59	0
1/1/2006 to 12/31/2006	$11.59	$13.36	0
1/1/2007 to 12/31/2007	$13.36	$12.86	0.0
1/1/2008 to 12/31/2008	$12.86	$8.33	0.0
1/1/2009 to 12/31/2009	$8.33	$10.36	0.0
1/1/2010 to 12/31/2010	$10.36	$12.89	0.0
1/1/2011 to 12/31/2011	$12.89	$12.08	0.0
1/1/2012 to 12/31/2012	$12.08	$13.79	0.0
1/1/2013 to 12/31/2013	$13.79	$18.819222	0.000
BlackRock S&P 500 Stock Fund
4/19/2013 to 12/31/2013	$10.00	$11.893191	0.000
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.92	0.0
1/1/2012 to 12/31/2012	$9.92	$10.23	0.0
1/1/2013 to 12/31/2013	$10.23	$10.166734	0.000
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$11.14	$12.42	0
1/1/2006 to 12/31/2006	$12.42	$13.79	227.2537
1/1/2007 to 12/31/2007	$13.79	$14.23	230.6
1/1/2008 to 12/31/2008	$14.23	$8.75	229.2
1/1/2009 to 12/31/2009	$8.75	$10.38	0.0
1/1/2010 to 12/31/2010	$10.38	$11.34	0.0
1/1/2011 to 12/31/2011	$11.34	$11.16	0.0
1/1/2012 to 12/31/2012	$11.16	$12.54	0.0
1/1/2013 to 12/31/2013	$12.54	$16.477914	0.000
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$11.02	$12.22	0
1/1/2006 to 12/31/2006	$12.22	$12.81	0
1/1/2007 to 12/31/2007	$12.81	$13.62	0.0
1/1/2008 to 12/31/2008	$13.62	$8.45	0.0
1/1/2009 to 12/31/2009	$8.45	$10.89	3,699.0
1/1/2010 to 12/31/2010	$10.89	$12.01	0.0
1/1/2011 to 12/31/2011	$12.01	$11.84	0.0
1/1/2012 to 12/31/2012	$11.84	$13.33	0.0
1/1/2013 to 12/31/2013	$13.33	$17.454070	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$11.04	$12.49	980.3074
1/1/2006 to 12/31/2006	$12.49	$14.23	0
1/1/2007 to 12/31/2007	$14.23	$14.68	1,191.5
1/1/2008 to 12/31/2008	$14.68	$9.29	1,218.1
1/1/2009 to 12/31/2009	$9.29	$10.43	1,159.2
1/1/2010 to 12/31/2010	$10.43	$11.33	1,159.2
1/1/2011 to 12/31/2011	$11.33	$10.82	0.0
1/1/2012 to 12/31/2012	$10.82	$11.98	0.0
1/1/2013 to 12/31/2013	$11.98	$15.648627	0.000
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$10.38	$11.90	0
1/1/2006 to 12/31/2006	$11.90	$13.13	58.5783
1/1/2007 to 12/31/2007	$13.13	$12.75	61.1
1/1/2008 to 12/31/2008	$12.75	$7.37	60.7
1/1/2009 to 12/31/2009	$7.37	$9.26	0.0
1/1/2010 to 12/31/2010	$9.26	$11.69	0.0
1/1/2011 to 12/31/2011	$11.69	$11.18	0.0
1/1/2012 to 12/31/2012	$11.18	$12.46	0.0
1/1/2013 to 12/31/2013	$12.46	$17.462446	0.000
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$11.17	$11.77	780.1977
1/1/2006 to 12/31/2006	$11.77	$15.05	1,874.1182
1/1/2007 to 12/31/2007	$15.05	$11.79	864.9
1/1/2008 to 12/31/2008	$11.79	$7.42	0.0
1/1/2009 to 12/31/2009	$7.42	$10.03	0.0
1/1/2010 to 12/31/2010	$10.03	$12.51	0.0
1/1/2011 to 12/31/2011	$12.51	$13.06	0.0
1/1/2012 to 12/31/2012	$13.06	$15.04	0.0
1/1/2013 to 12/31/2013	$15.04	$15.456506	0.000
Columbia Acorn USA
3/4/2005 to 12/31/2005	$11.29	$12.61	0
1/1/2006 to 12/31/2006	$12.61	$13.40	3,910.2853
1/1/2007 to 12/31/2007	$13.40	$13.60	0.0
1/1/2008 to 12/31/2008	$13.60	$8.12	751.1
1/1/2009 to 12/31/2009	$8.12	$11.27	676.1
1/1/2010 to 12/31/2010	$11.27	$13.62	619.5
1/1/2011 to 12/31/2011	$13.62	$12.70	641.9
1/1/2012 to 12/31/2012	$12.70	$14.84	588.3
1/1/2013 to 12/31/2013	$14.84	$19.323378	844.233
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$10.65	$11.27	0.0
1/1/2008 to 12/31/2008	$11.27	$5.98	0.0
1/1/2009 to 12/31/2009	$5.98	$8.85	0.0
1/1/2010 to 12/31/2010	$8.85	$10.65	2,678.6
1/1/2011 to 12/31/2011	$10.65	$8.98	2,716.8
1/1/2012 to 12/31/2012	$8.98	$10.71	2,595.5
1/1/2013 to 12/31/2013	$10.71	$12.856984	3,480.157

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$10.09	$10.30	0
1/1/2007 to 12/31/2007	$10.30	$11.56	7,880.6
1/1/2008 to 12/31/2008	$11.56	$6.59	6,302.2
1/1/2009 to 12/31/2009	$6.59	$8.37	0.0
1/1/2010 to 12/31/2010	$8.37	$9.84	0.0
1/1/2011 to 12/31/2011	$9.84	$9.52	0.0
1/1/2012 to 12/31/2012	$9.52	$10.52	0.0
1/1/2013 to 12/31/2013	$10.52	$14.026714	0.000
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.64	0.0
1/1/2012 to 12/31/2012	$8.64	$9.42	0.0
1/1/2013 to 12/31/2013	$9.42	$12.133872	0.000
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$10.75	$11.81	0
1/1/2006 to 12/31/2006	$11.81	$13.38	3,846.3538
1/1/2007 to 12/31/2007	$13.38	$13.82	2,029.6
1/1/2008 to 12/31/2008	$13.82	$8.16	2,061.5
1/1/2009 to 12/31/2009	$8.16	$10.60	5,256.5
1/1/2010 to 12/31/2010	$10.60	$11.70	2,068.1
1/1/2011 to 12/31/2011	$11.70	$10.96	0.0
1/1/2012 to 12/31/2012	$10.96	$12.16	0.0
1/1/2013 to 12/31/2013	$12.16	$16.107881	0.000
Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$10.00	$11.31	0.0
1/1/2011 to 12/31/2011	$11.31	$12.02	0.0
1/1/2012 to 12/31/2012	$12.02	$13.06	0.0
1/1/2013 to 12/31/2013	$13.06	$18.101522	0.000
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.74	$10.95	2,515.909
1/1/2006 to 12/31/2006	$10.95	$12.53	4,587.9283
1/1/2007 to 12/31/2007	$12.53	$13.14	3,424.3
1/1/2008 to 12/31/2008	$13.14	$8.74	2,804.8
1/1/2009 to 12/31/2009	$8.74	$10.41	0.0
1/1/2010 to 12/31/2010	$10.41	$11.81	2,214.7
1/1/2011 to 12/31/2011	$11.81	$12.51	2,070.6
1/1/2012 to 12/31/2012	$12.51	$13.57	1,607.8
1/1/2013 to 12/31/2013	$13.57	$16.213611	1,264.952
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$10.12	$10.35	2,070.3271
1/1/2006 to 12/31/2006	$10.35	$10.83	4,954.3601
1/1/2007 to 12/31/2007	$10.83	$10.84	0.0
1/1/2008 to 12/31/2008	$10.84	$7.41	0.0
1/1/2009 to 12/31/2009	$7.41	$10.67	0.0
1/1/2010 to 12/31/2010	$10.67	$11.47	0.0
1/1/2011 to 12/31/2011	$11.47	$11.53	0.0
1/1/2012 to 12/31/2012	$11.53	$12.27	0.0
1/1/2013 to 12/31/2013	$12.27	$12.622413	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$10.58	$10.79	2,378.0
1/1/2008 to 12/31/2008	$10.79	$6.95	1,306.5
1/1/2009 to 12/31/2009	$6.95	$8.01	3,955.1
1/1/2010 to 12/31/2010	$8.01	$8.68	6,657.9
1/1/2011 to 12/31/2011	$8.68	$8.16	6,030.9
1/1/2012 to 12/31/2012	$8.16	$9.29	4,461.2
1/1/2013 to 12/31/2013	$9.29	$11.828427	4,203.661
Federated Equity Income Fund, Inc.
4/19/2013 to 12/31/2013	$10.00	$11.910848	0.000
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$10.92	$12.44	0
1/1/2006 to 12/31/2006	$12.44	$14.03	55.6971
1/1/2007 to 12/31/2007	$14.03	$16.76	1,273.0
1/1/2008 to 12/31/2008	$16.76	$9.53	611.6
1/1/2009 to 12/31/2009	$9.53	$12.17	543.8
1/1/2010 to 12/31/2010	$12.17	$14.19	0.0
1/1/2011 to 12/31/2011	$14.19	$12.07	0.0
1/1/2012 to 12/31/2012	$12.07	$13.93	0.0
1/1/2013 to 12/31/2013	$13.93	$19.242396	0.000
Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$10.44	$11.19	0
1/1/2006 to 12/31/2006	$11.19	$11.73	0
1/1/2007 to 12/31/2007	$11.73	$14.58	0.0
1/1/2008 to 12/31/2008	$14.58	$7.61	0.0
1/1/2009 to 12/31/2009	$7.61	$9.58	0.0
1/1/2010 to 12/31/2010	$9.58	$11.65	0.0
1/1/2011 to 12/31/2011	$11.65	$11.47	0.0
1/1/2012 to 12/31/2012	$11.47	$12.89	0.0
1/1/2013 to 12/31/2013	$12.89	$17.201443	0.000
Janus Forty Fund
7/6/2009 to 12/31/2009	$8.57	$10.41	4,109.3
1/1/2010 to 12/31/2010	$10.41	$10.84	0.0
1/1/2011 to 12/31/2011	$10.84	$9.91	0.0
1/1/2012 to 12/31/2012	$9.91	$12.07	0.0
1/1/2013 to 12/31/2013	$12.07	$15.657198	0.000
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.93	$12.71	520.5
1/1/2010 to 12/31/2010	$12.71	$15.70	0.0
1/1/2011 to 12/31/2011	$15.70	$15.16	0.0
1/1/2012 to 12/31/2012	$15.16	$17.50	0.0
1/1/2013 to 12/31/2013	$17.50	$22.460430	0.000
JPMorgan Multi-Cap Market Neutral Fund
6/30/2006 to 12/31/2006	$10.33	$10.52	3,573.7677
1/1/2007 to 12/31/2007	$10.52	$10.07	0
1/1/2008 to 12/31/2008	$10.07	$9.87	0.0
1/1/2009 to 12/31/2009	$9.87	$9.69	0.0
1/1/2010 to 12/31/2010	$9.69	$9.10	0.0
1/1/2011 to 12/31/2011	$9.10	$8.92	0.0
1/1/2012 to 12/31/2012	$8.92	$8.78	0.0
1/1/2013 to 12/31/2013	$8.78	$8.99047	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$10.59	$10.94	0.0
1/1/2008 to 12/31/2008	$10.94	$6.11	0.0
1/1/2009 to 12/31/2009	$6.11	$8.33	0.0
1/1/2010 to 12/31/2010	$8.33	$10.97	0.0
1/1/2011 to 12/31/2011	$10.97	$10.42	0.0
1/1/2012 to 12/31/2012	$10.42	$11.51	0.0
1/1/2013 to 12/31/2013	$11.51	$16.745219	0.000
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$10.61	$11.23	0
1/1/2006 to 12/31/2006	$11.23	$12.99	2,640.8268
1/1/2007 to 12/31/2007	$12.99	$13.25	1,935.1
1/1/2008 to 12/31/2008	$13.25	$8.20	1,108.2
1/1/2009 to 12/31/2009	$8.20	$9.63	0.0
1/1/2010 to 12/31/2010	$9.63	$10.84	0.0
1/1/2011 to 12/31/2011	$10.84	$9.83	0.0
1/1/2012 to 12/31/2012	$9.83	$11.21	0.0
1/1/2013 to 12/31/2013	$11.21	$14.583104	0.000
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$9.98	$10.38	0
1/1/2006 to 12/31/2006	$10.38	$11.23	0
1/1/2007 to 12/31/2007	$11.23	$11.64	0.0
1/1/2008 to 12/31/2008	$11.64	$9.13	0.0
1/1/2009 to 12/31/2009	$9.13	$12.18	0.0
1/1/2010 to 12/31/2010	$12.18	$13.54	0.0
1/1/2011 to 12/31/2011	$13.54	$13.84	0.0
1/1/2012 to 12/31/2012	$13.84	$15.43	0.0
1/1/2013 to 12/31/2013	$15.43	$16.362971	0.000
Lord Abbett Mid Cap Stock Fund, Inc.
3/4/2005 to 12/31/2005	$11.00	$12.00	0
1/1/2006 to 12/31/2006	$12.00	$13.27	59.9301
1/1/2007 to 12/31/2007	$13.27	$13.13	2,103.4
1/1/2008 to 12/31/2008	$13.13	$7.82	1,416.4
1/1/2009 to 12/31/2009	$7.82	$9.75	1,385.9
1/1/2010 to 12/31/2010	$9.75	$12.05	1,385.9
1/1/2011 to 12/31/2011	$12.05	$11.39	1,385.9
1/1/2012 to 12/31/2012	$11.39	$12.84	0.0
1/1/2013 to 12/31/2013	$12.84	$16.464305	0.000
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$10.01	$10.09	0
1/1/2006 to 12/31/2006	$10.09	$10.37	0
1/1/2007 to 12/31/2007	$10.37	$10.70	0.0
1/1/2008 to 12/31/2008	$10.70	$10.80	0.0
1/1/2009 to 12/31/2009	$10.80	$10.66	0.0
1/1/2010 to 12/31/2010	$10.66	$10.49	0.0
1/1/2011 to 12/31/2011	$10.49	$10.32	0.0
1/1/2012 to 12/31/2012	$10.32	$10.16	0.0
1/1/2013 to 12/31/2013	$10.16	$9.998869	0.000
AMG Managers Cadence Capital Appreciation Fund(1)
6/30/2009 to 12/31/2009	$10.00	$7.88	0.0
1/1/2010 to 12/31/2010	$7.88	$8.97	0.0
1/1/2011 to 12/31/2011	$8.97	$8.56	0.0
1/1/2012 to 12/31/2012	$8.56	$9.27	0.0
1/1/2013 to 12/31/2013	$9.27	$11.905050	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$10.59	$11.13	0
1/1/2006 to 12/31/2006	$11.13	$11.77	0
1/1/2007 to 12/31/2007	$11.77	$13.18	0.0
1/1/2008 to 12/31/2008	$13.18	$7.02	0.0
1/1/2009 to 12/31/2009	$7.02	$9.91	0.0
1/1/2010 to 12/31/2010	$9.91	$10.65	0.0
1/1/2011 to 12/31/2011	$10.65	$10.32	0.0
1/1/2012 to 12/31/2012	$10.32	$11.54	0.0
1/1/2013 to 12/31/2013	$11.54	$14.682415	0.000
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$10.62	$11.28	0
1/1/2006 to 12/31/2006	$11.28	$12.75	0
1/1/2007 to 12/31/2007	$12.75	$13.08	0.0
1/1/2008 to 12/31/2008	$13.08	$7.88	0.0
1/1/2009 to 12/31/2009	$7.88	$9.99	0.0
1/1/2010 to 12/31/2010	$9.99	$11.38	0.0
1/1/2011 to 12/31/2011	$11.38	$11.18	0.0
1/1/2012 to 12/31/2012	$11.18	$12.82	0.0
1/1/2013 to 12/31/2013	$12.82	$16.599940	0.000
Oppenheimer Main Street Small - & Mid-Cap Fund®
3/4/2005 to 12/31/2005	$10.89	$12.35	0
1/1/2006 to 12/31/2006	$12.35	$13.94	0
1/1/2007 to 12/31/2007	$13.94	$13.50	0.0
1/1/2008 to 12/31/2008	$13.50	$8.20	0.0
1/1/2009 to 12/31/2009	$8.20	$11.05	0.0
1/1/2010 to 12/31/2010	$11.05	$13.40	0.0
1/1/2011 to 12/31/2011	$13.40	$12.84	0.0
1/1/2012 to 12/31/2012	$12.84	$14.75	0.0
1/1/2013 to 12/31/2013	$14.75	$19.363631	0.000
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$9.85	$11.44	802.4295
1/1/2006 to 12/31/2006	$11.44	$10.87	2,593.7626
1/1/2007 to 12/31/2007	$10.87	$13.18	2,321.8
1/1/2008 to 12/31/2008	$13.18	$7.30	1,233.0
1/1/2009 to 12/31/2009	$7.30	$10.02	860.1
1/1/2010 to 12/31/2010	$10.02	$12.18	783.3
1/1/2011 to 12/31/2011	$12.18	$11.02	759.2
1/1/2012 to 12/31/2012	$11.02	$11.37	837.9
1/1/2013 to 12/31/2013	$11.37	$9.505354	924.992
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$10.02	$10.50	0.0
1/1/2008 to 12/31/2008	$10.50	$10.16	0.0
1/1/2009 to 12/31/2009	$10.16	$11.29	0.0
1/1/2010 to 12/31/2010	$11.29	$11.62	1,386.6
1/1/2011 to 12/31/2011	$11.62	$11.59	1,257.7
1/1/2012 to 12/31/2012	$11.59	$12.07	2,853.4
1/1/2013 to 12/31/2013	$12.07	$11.846994	5,250.590

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$10.35	$10.30	0
1/1/2006 to 12/31/2006	$10.30	$10.12	0
1/1/2007 to 12/31/2007	$10.12	$11.07	3,444.5
1/1/2008 to 12/31/2008	$11.07	$10.14	2,670.6
1/1/2009 to 12/31/2009	$10.14	$11.82	1,519.5
1/1/2010 to 12/31/2010	$11.82	$12.49	1,787.4
1/1/2011 to 12/31/2011	$12.49	$13.66	1,493.7
1/1/2012 to 12/31/2012	$13.66	$14.63	2,624.3
1/1/2013 to 12/31/2013	$14.63	$13.044565	2,912.113
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$10.17	$10.16	7,528.2687
1/1/2006 to 12/31/2006	$10.16	$10.36	15,387.0824
1/1/2007 to 12/31/2007	$10.36	$11.07	13,501.9
1/1/2008 to 12/31/2008	$11.07	$11.36	10,665.4
1/1/2009 to 12/31/2009	$11.36	$12.68	8,751.4
1/1/2010 to 12/31/2010	$12.68	$13.52	7,373.4
1/1/2011 to 12/31/2011	$13.52	$13.81	6,553.2
1/1/2012 to 12/31/2012	$13.81	$14.94	9,136.1
1/1/2013 to 12/31/2013	$14.94	$14.362323	8,199.043
Pioneer Fund
3/4/2005 to 12/31/2005	$10.74	$11.44	1,872.7408
1/1/2006 to 12/31/2006	$11.44	$13.11	8,105.7372
1/1/2007 to 12/31/2007	$13.11	$13.50	0.0
1/1/2008 to 12/31/2008	$13.50	$8.72	0.0
1/1/2009 to 12/31/2009	$8.72	$10.66	0.0
1/1/2010 to 12/31/2010	$10.66	$12.14	0.0
1/1/2011 to 12/31/2011	$12.14	$11.40	0.0
1/1/2012 to 12/31/2012	$11.40	$12.33	0.0
1/1/2013 to 12/31/2013	$12.33	$16.149244	0.000
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$9.78	$10.38	0
1/1/2006 to 12/31/2006	$10.38	$11.30	0
1/1/2007 to 12/31/2007	$11.30	$11.90	0.0
1/1/2008 to 12/31/2008	$11.90	$7.37	0.0
1/1/2009 to 12/31/2009	$7.37	$11.77	477.1
1/1/2010 to 12/31/2010	$11.77	$13.62	0.0
1/1/2011 to 12/31/2011	$13.62	$13.17	0.0
1/1/2012 to 12/31/2012	$13.17	$14.91	0.0
1/1/2013 to 12/31/2013	$14.91	$16.478768	0.000
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$11.03	$11.91	0
1/1/2007 to 12/31/2007	$11.91	$16.63	0
1/1/2008 to 12/31/2008	$16.63	$6.71	0.0
1/1/2009 to 12/31/2009	$6.71	$11.46	794.3
1/1/2010 to 12/31/2010	$11.46	$13.10	0.0
1/1/2011 to 12/31/2011	$13.10	$9.77	0.0
1/1/2012 to 12/31/2012	$9.77	$10.70	0.0
1/1/2013 to 12/31/2013	$10.70	$10.300472	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$11.57	$6.32	712.3
1/1/2009 to 12/31/2009	$6.32	$8.09	817.6
1/1/2010 to 12/31/2010	$8.09	$10.21	0.0
1/1/2011 to 12/31/2011	$10.21	$10.95	0.0
1/1/2012 to 12/31/2012	$10.95	$12.47	0.0
1/1/2013 to 12/31/2013	$12.47	$12.411514	0.000
Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.32	1,239.1
1/1/2010 to 12/31/2010	$11.32	$13.32	1,239.1
1/1/2011 to 12/31/2011	$13.32	$12.78	0.0
1/1/2012 to 12/31/2012	$12.78	$13.41	0.0
1/1/2013 to 12/31/2013	$13.41	$19.056226	0.000
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$11.04	$12.37	0
1/1/2006 to 12/31/2006	$12.37	$14.60	0
1/1/2007 to 12/31/2007	$14.60	$16.85	0.0
1/1/2008 to 12/31/2008	$16.85	$8.94	0.0
1/1/2009 to 12/31/2009	$8.94	$13.17	0.0
1/1/2010 to 12/31/2010	$13.17	$14.07	6,970.2
1/1/2011 to 12/31/2011	$14.07	$12.08	6,477.3
1/1/2012 to 12/31/2012	$12.08	$14.10	5,630.1
1/1/2013 to 12/31/2013	$14.10	$17.644822	5,282.801
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$10.97	$11.90	514.3119
1/1/2006 to 12/31/2006	$11.90	$14.27	119.6173
1/1/2007 to 12/31/2007	$14.27	$14.35	114.0
1/1/2008 to 12/31/2008	$14.35	$7.98	113.3
1/1/2009 to 12/31/2009	$7.98	$10.28	0.0
1/1/2010 to 12/31/2010	$10.28	$10.88	0.0
1/1/2011 to 12/31/2011	$10.88	$10.02	0.0
1/1/2012 to 12/31/2012	$10.02	$11.99	0.0
1/1/2013 to 12/31/2013	$11.99	$15.353145	0.000
TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	0.0
1/1/2010 to 12/31/2010	$1.02	$1.13	0.0
1/1/2011 to 12/31/2011	$1.13	$1.15	0.0
1/1/2012 to 12/31/2012	$1.15	$1.27	0.0
1/1/2013 to 12/31/2013	$1.27	$1.293573	0.000
TA Diversified Equity
2/10/2012 to 12/31/2012	$10.00	$10.02	7,413.1
1/1/2013 to 12/31/2013	$10.02	$13.006732	4,401.086
TA Growth Opportunities
5/1/2008 to 12/31/2008	$10.65	$6.73	0.0
1/1/2009 to 12/31/2009	$6.73	$8.95	0.0
1/1/2010 to 12/31/2010	$8.95	$11.87	2,512.3
1/1/2011 to 12/31/2011	$11.87	$10.55	2,537.4
1/1/2012 to 12/31/2012	$10.55	$11.28	2,768.0
1/1/2013 to 12/31/2013	$11.28	$15.321129	2,263.580

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.39	$6.31	0.0
1/1/2009 to 12/31/2009	$6.31	$8.86	0.0
1/1/2010 to 12/31/2010	$8.86	$11.28	890.9
1/1/2011 to 12/31/2011	$11.28	$10.74	940.1
1/1/2012 to 12/31/2012	$10.74	$12.23	858.4
1/1/2013 to 12/31/2013	$12.23	$16.360561	3,295.650
Invesco Comstock Fund
3/4/2005 to 12/31/2005	$10.74	$11.18	1,369.3589
1/1/2006 to 12/31/2006	$11.18	$12.77	0
1/1/2007 to 12/31/2007	$12.77	$12.32	0.0
1/1/2008 to 12/31/2008	$12.32	$7.78	0.0
1/1/2009 to 12/31/2009	$7.78	$9.91	0.0
1/1/2010 to 12/31/2010	$9.91	$11.27	4,883.0
1/1/2011 to 12/31/2011	$11.27	$10.87	5,927.4
1/1/2012 to 12/31/2012	$10.87	$12.72	4,464.1
1/1/2013 to 12/31/2013	$12.72	$16.935848	4,712.305

Class XC

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities Fund
5/20/2011 to 12/31/2011	$1.00	$0.91	28,157.2
1/1/2012 to 12/31/2012	$0.91	$1.06	26,968.2
1/1/2013 to 12/31/2013	$1.06	$1.379012	27,070.797
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$10.64	$11.39	0
1/1/2006 to 12/31/2006	$11.39	$12.45	0
1/1/2007 to 12/31/2007	$12.45	$13.45	0.0
1/1/2008 to 12/31/2008	$13.45	$9.60	0.0
1/1/2009 to 12/31/2009	$9.60	$12.29	18,245.5
1/1/2010 to 12/31/2010	$12.29	$13.60	198.1
1/1/2011 to 12/31/2011	$13.60	$12.55	351.4
1/1/2012 to 12/31/2012	$12.55	$13.62	349.7
1/1/2013 to 12/31/2013	$13.62	$17.312861	348.245
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$10.53	$10.40	3,623.5
1/1/2008 to 12/31/2008	$10.40	$4.75	3,601.2
1/1/2009 to 12/31/2009	$4.75	$6.27	3,573.8
1/1/2010 to 12/31/2010	$6.27	$6.38	3,549.5
1/1/2011 to 12/31/2011	$6.38	$5.01	3,525.0
1/1/2012 to 12/31/2012	$5.01	$5.62	3,500.5
1/1/2013 to 12/31/2013	$5.62	$6.753494	3,478.195
AllianceBernstein DiscoveryValue Fund
3/4/2005 to 12/31/2005	$10.86	$11.79	16,766.1904
1/1/2006 to 12/31/2006	$11.79	$13.18	55,206.2397
1/1/2007 to 12/31/2007	$13.18	$13.26	24,586.4
1/1/2008 to 12/31/2008	$13.26	$8.54	16,439.0
1/1/2009 to 12/31/2009	$8.54	$11.91	12,717.1
1/1/2010 to 12/31/2010	$11.91	$14.82	12,020.7
1/1/2011 to 12/31/2011	$14.82	$13.35	12,046.6
1/1/2012 to 12/31/2012	$13.35	$15.51	8,472.2
1/1/2013 to 12/31/2013	$15.51	$20.929384	1,128.901
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$10.72	$11.27	0
1/1/2006 to 12/31/2006	$11.27	$13.44	15,539.0519
1/1/2007 to 12/31/2007	$13.44	$12.63	16,438.5
1/1/2008 to 12/31/2008	$12.63	$7.22	6,756.5
1/1/2009 to 12/31/2009	$7.22	$8.46	18,786.7
1/1/2010 to 12/31/2010	$8.46	$9.27	19,582.8
1/1/2011 to 12/31/2011	$9.27	$8.75	19,812.7
1/1/2012 to 12/31/2012	$8.75	$9.89	19,566.1
1/1/2013 to 12/31/2013	$9.89	$13.199613	6,446.648
AllianzGI NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$10.51	$10.24	5,455.5
1/1/2008 to 12/31/2008	$10.24	$6.42	5,422.0
1/1/2009 to 12/31/2009	$6.42	$7.13	5,380.7
1/1/2010 to 12/31/2010	$7.13	$7.94	5,344.2
1/1/2011 to 12/31/2011	$7.94	$8.05	5,307.3
1/1/2012 to 12/31/2012	$8.05	$9.02	5,270.4
1/1/2013 to 12/31/2013	$9.02	$11.413455	5,236.831

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$11.03	$12.12	12,142.5812
1/1/2006 to 12/31/2006	$12.12	$14.13	14,355.6691
1/1/2007 to 12/31/2007	$14.13	$14.75	15,566.8
1/1/2008 to 12/31/2008	$14.75	$10.67	6,446.2
1/1/2009 to 12/31/2009	$10.67	$13.01	6,058.5
1/1/2010 to 12/31/2010	$13.01	$15.98	5,857.1
1/1/2011 to 12/31/2011	$15.98	$16.05	4,708.6
1/1/2012 to 12/31/2012	$16.05	$17.42	1,342.0
1/1/2013 to 12/31/2013	$17.42	$22.544545	1,332.264
AllianzGI NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$10.14	$10.71	0
1/1/2006 to 12/31/2006	$10.71	$11.80	0
1/1/2007 to 12/31/2007	$11.80	$12.25	0.0
1/1/2008 to 12/31/2008	$12.25	$7.22	0.0
1/1/2009 to 12/31/2009	$7.22	$9.49	0.0
1/1/2010 to 12/31/2010	$9.49	$11.25	0.0
1/1/2011 to 12/31/2011	$11.25	$10.93	0.0
1/1/2012 to 12/31/2012	$10.93	$12.40	0.0
1/1/2013 to 12/31/2013	$12.40	$16.091815	0.000
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$10.51	$10.69	0
1/1/2006 to 12/31/2006	$10.69	$12.55	375.7515
1/1/2007 to 12/31/2007	$12.55	$12.52	385.2
1/1/2008 to 12/31/2008	$12.52	$9.82	381.5
1/1/2009 to 12/31/2009	$9.82	$10.81	0.0
1/1/2010 to 12/31/2010	$10.81	$12.02	0.0
1/1/2011 to 12/31/2011	$12.02	$12.22	0.0
1/1/2012 to 12/31/2012	$12.22	$13.37	0.0
1/1/2013 to 12/31/2013	$13.37	$15.687757	0.000
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$10.44	$10.97	0
1/1/2006 to 12/31/2006	$10.97	$10.41	0
1/1/2007 to 12/31/2007	$10.41	$12.45	0.0
1/1/2008 to 12/31/2008	$12.45	$7.11	0.0
1/1/2009 to 12/31/2009	$7.11	$9.44	0.0
1/1/2010 to 12/31/2010	$9.44	$10.81	0.0
1/1/2011 to 12/31/2011	$10.81	$10.73	0.0
1/1/2012 to 12/31/2012	$10.73	$12.02	0.0
1/1/2013 to 12/31/2013	$12.02	$16.151569	0.000
American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$10.10	$10.21	9,665.4177
1/1/2006 to 12/31/2006	$10.21	$10.64	117,206.168
1/1/2007 to 12/31/2007	$10.64	$10.82	139,007.0
1/1/2008 to 12/31/2008	$10.82	$9.34	115,231.4
1/1/2009 to 12/31/2009	$9.34	$10.56	85,858.3
1/1/2010 to 12/31/2010	$10.56	$11.14	34,790.4
1/1/2011 to 12/31/2011	$11.14	$11.67	31,323.1
1/1/2012 to 12/31/2012	$11.67	$12.16	29,338.3
1/1/2013 to 12/31/2013	$12.16	$11.714371	23,267.436

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$11.10	$13.48	10,861.4181
1/1/2006 to 12/31/2006	$13.48	$16.15	62,104.7125
1/1/2007 to 12/31/2007	$16.15	$18.89	98,490.9
1/1/2008 to 12/31/2008	$18.89	$11.05	100,009.5
1/1/2009 to 12/31/2009	$11.05	$15.12	117,801.0
1/1/2010 to 12/31/2010	$15.12	$16.27	14,036.3
1/1/2011 to 12/31/2011	$16.27	$13.83	10,826.3
1/1/2012 to 12/31/2012	$13.83	$16.21	9,474.6
1/1/2013 to 12/31/2013	$16.21	$19.156261	8,224.830
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$10.71	$12.27	38,789.7252
1/1/2006 to 12/31/2006	$12.27	$13.39	149,088.5992
1/1/2007 to 12/31/2007	$13.39	$14.61	124,081.6
1/1/2008 to 12/31/2008	$14.61	$8.76	149,177.5
1/1/2009 to 12/31/2009	$8.76	$11.59	74,309.1
1/1/2010 to 12/31/2010	$11.59	$12.81	71,036.9
1/1/2011 to 12/31/2011	$12.81	$11.99	55,436.2
1/1/2012 to 12/31/2012	$11.99	$14.21	48,800.3
1/1/2013 to 12/31/2013	$14.21	$18.703882	46,385.983
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$10.56	$10.90	1,666.8104
1/1/2006 to 12/31/2006	$10.90	$12.89	19,119.464
1/1/2007 to 12/31/2007	$12.89	$13.16	19,920.3
1/1/2008 to 12/31/2008	$13.16	$9.19	20,772.5
1/1/2009 to 12/31/2009	$9.19	$11.25	17,357.2
1/1/2010 to 12/31/2010	$11.25	$12.39	17,183.4
1/1/2011 to 12/31/2011	$12.39	$12.86	16,026.7
1/1/2012 to 12/31/2012	$12.86	$14.16	15,889.0
1/1/2013 to 12/31/2013	$14.16	$16.449287	15,780.388
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$10.55	$11.26	10,019.8187
1/1/2006 to 12/31/2006	$11.26	$12.84	40,528.3993
1/1/2007 to 12/31/2007	$12.84	$13.37	46,176.2
1/1/2008 to 12/31/2008	$13.37	$8.58	46,512.7
1/1/2009 to 12/31/2009	$8.58	$10.73	47,637.3
1/1/2010 to 12/31/2010	$10.73	$11.70	45,225.9
1/1/2011 to 12/31/2011	$11.70	$11.30	3,984.4
1/1/2012 to 12/31/2012	$11.30	$12.84	3,663.3
1/1/2013 to 12/31/2013	$12.84	$16.718583	3,646.925
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$10.44	$11.01	0
1/1/2006 to 12/31/2006	$11.01	$13.25	8,959.5464
1/1/2007 to 12/31/2007	$13.25	$13.16	41,390.9
1/1/2008 to 12/31/2008	$13.16	$8.20	35,284.6
1/1/2009 to 12/31/2009	$8.20	$10.52	75,610.0
1/1/2010 to 12/31/2010	$10.52	$11.66	10,214.8
1/1/2011 to 12/31/2011	$11.66	$11.13	8,330.8
1/1/2012 to 12/31/2012	$11.13	$12.46	8,258.2
1/1/2013 to 12/31/2013	$12.46	$16.901642	7,559.460

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Total Return Fund
3/4/2005 to 12/31/2005	$10.09	$10.07	0
1/1/2006 to 12/31/2006	$10.07	$10.29	6,610.1862
1/1/2007 to 12/31/2007	$10.29	$10.57	6,560.7
1/1/2008 to 12/31/2008	$10.57	$9.20	6,507.7
1/1/2009 to 12/31/2009	$9.20	$10.49	6,447.6
1/1/2010 to 12/31/2010	$10.49	$11.32	6,393.7
1/1/2011 to 12/31/2011	$11.32	$11.62	6,340.5
1/1/2012 to 12/31/2012	$11.62	$12.54	6,287.0
1/1/2013 to 12/31/2013	$12.54	$12.267960	6,235.628
BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.58	$11.58	0
1/1/2006 to 12/31/2006	$11.58	$11.82	10,750.5265
1/1/2007 to 12/31/2007	$11.82	$13.94	73,157.0
1/1/2008 to 12/31/2008	$13.94	$8.34	78,313.1
1/1/2009 to 12/31/2009	$8.34	$11.20	86,580.3
1/1/2010 to 12/31/2010	$11.20	$13.14	100,758.0
1/1/2011 to 12/31/2011	$13.14	$11.75	103,101.0
1/1/2012 to 12/31/2012	$11.75	$13.17	83,932.6
1/1/2013 to 12/31/2013	$13.17	$17.327680	34,907.379
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$10.76	$11.83	10,078.3687
1/1/2006 to 12/31/2006	$11.83	$13.50	79,906.4136
1/1/2007 to 12/31/2007	$13.50	$15.49	111,996.1
1/1/2008 to 12/31/2008	$15.49	$12.11	100,039.2
1/1/2009 to 12/31/2009	$12.11	$14.49	104,678.6
1/1/2010 to 12/31/2010	$14.49	$15.65	109,664.4
1/1/2011 to 12/31/2011	$15.65	$14.83	95,281.2
1/1/2012 to 12/31/2012	$14.83	$16.05	92,973.2
1/1/2013 to 12/31/2013	$16.05	$18.062673	90,292.218
BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.18	5,220.6
1/1/2012 to 12/31/2012	$10.18	$11.47	5,177.3
1/1/2013 to 12/31/2013	$11.47	$14.653442	6,751.124
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$10.89	$12.56	600.1028
1/1/2006 to 12/31/2006	$12.56	$14.60	4,675.7364
1/1/2007 to 12/31/2007	$14.60	$16.71	4,057.9
1/1/2008 to 12/31/2008	$16.71	$10.23	4,020.8
1/1/2009 to 12/31/2009	$10.23	$13.56	3,977.3
1/1/2010 to 12/31/2010	$13.56	$15.78	3,940.9
1/1/2011 to 12/31/2011	$15.78	$13.87	3,905.3
1/1/2012 to 12/31/2012	$13.87	$15.90	3,870.6
1/1/2013 to 12/31/2013	$15.90	$21.175838	3,839.729
BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.28	212.2
1/1/2012 to 12/31/2012	$10.28	$10.36	209.4
1/1/2013 to 12/31/2013	$10.36	$9.931237	206.847

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.17	14,613.9
1/1/2012 to 12/31/2012	$10.17	$11.69	13,984.6
1/1/2013 to 12/31/2013	$11.69	$12.524359	30,357.146
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$11.04	$12.72	0
1/1/2006 to 12/31/2006	$12.72	$15.73	7,511.9737
1/1/2007 to 12/31/2007	$15.73	$17.03	6,868.7
1/1/2008 to 12/31/2008	$17.03	$9.65	6,805.1
1/1/2009 to 12/31/2009	$9.65	$12.15	6,730.4
1/1/2010 to 12/31/2010	$12.15	$12.79	6,668.1
1/1/2011 to 12/31/2011	$12.79	$10.96	6,668.1
1/1/2012 to 12/31/2012	$10.96	$12.76	6,548.3
1/1/2013 to 12/31/2013	$12.76	$15.214867	6,496.291
BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.18	2,453.0
1/1/2012 to 12/31/2012	$9.18	$10.32	2,210.1
1/1/2013 to 12/31/2013	$10.32	$12.410151	1,697.104
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$10.55	$11.58	0
1/1/2006 to 12/31/2006	$11.58	$13.34	6,624.7801
1/1/2007 to 12/31/2007	$13.34	$12.84	0.0
1/1/2008 to 12/31/2008	$12.84	$8.31	0.0
1/1/2009 to 12/31/2009	$8.31	$10.33	0.0
1/1/2010 to 12/31/2010	$10.33	$12.85	0.0
1/1/2011 to 12/31/2011	$12.85	$12.04	0.0
1/1/2012 to 12/31/2012	$12.04	$13.73	0.0
1/1/2013 to 12/31/2013	$13.73	$18.732740	0.000
BlackRock S&P 500 Stock Fund
4/19/2013 to 12/31/2013	$10.00	$11.889022	40.327
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.91	1,492.1
1/1/2012 to 12/31/2012	$9.91	$10.22	1,479.5
1/1/2013 to 12/31/2013	$10.22	$10.154280	1,467.436
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$11.14	$12.41	305.6388
1/1/2006 to 12/31/2006	$12.41	$13.77	1,405.8573
1/1/2007 to 12/31/2007	$13.77	$14.21	1,501.7
1/1/2008 to 12/31/2008	$14.21	$8.74	1,733.3
1/1/2009 to 12/31/2009	$8.74	$10.35	2,157.9
1/1/2010 to 12/31/2010	$10.35	$11.31	2,166.4
1/1/2011 to 12/31/2011	$11.31	$11.12	12,216.3
1/1/2012 to 12/31/2012	$11.12	$12.49	11,868.0
1/1/2013 to 12/31/2013	$12.49	$16.402176	10,925.622
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$11.02	$12.22	0
1/1/2006 to 12/31/2006	$12.22	$12.80	22,505.0587
1/1/2007 to 12/31/2007	$12.80	$13.60	23,050.7
1/1/2008 to 12/31/2008	$13.60	$8.44	11,664.7
1/1/2009 to 12/31/2009	$8.44	$10.87	95,830.5
1/1/2010 to 12/31/2010	$10.87	$11.97	24,993.7
1/1/2011 to 12/31/2011	$11.97	$11.79	34,100.7
1/1/2012 to 12/31/2012	$11.79	$13.28	32,955.6
1/1/2013 to 12/31/2013	$13.28	$17.373853	20,407.767

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$11.04	$12.48	12,636.9657
1/1/2006 to 12/31/2006	$12.48	$14.22	17,872.3778
1/1/2007 to 12/31/2007	$14.22	$14.65	17,234.2
1/1/2008 to 12/31/2008	$14.65	$9.27	18,793.0
1/1/2009 to 12/31/2009	$9.27	$10.40	21,403.2
1/1/2010 to 12/31/2010	$10.40	$11.30	20,898.9
1/1/2011 to 12/31/2011	$11.30	$10.78	31,668.2
1/1/2012 to 12/31/2012	$10.78	$11.93	28,089.0
1/1/2013 to 12/31/2013	$11.93	$15.576761	27,128.871
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$10.38	$11.90	0
1/1/2006 to 12/31/2006	$11.90	$13.12	9,206.4688
1/1/2007 to 12/31/2007	$13.12	$12.73	9,346.6
1/1/2008 to 12/31/2008	$12.73	$7.36	10,765.2
1/1/2009 to 12/31/2009	$7.36	$9.24	12,447.7
1/1/2010 to 12/31/2010	$9.24	$11.65	12,344.2
1/1/2011 to 12/31/2011	$11.65	$11.14	12,245.3
1/1/2012 to 12/31/2012	$11.14	$12.41	12,143.8
1/1/2013 to 12/31/2013	$12.41	$17.382175	13,437.306
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$11.17	$11.76	9,272.0093
1/1/2006 to 12/31/2006	$11.76	$15.03	27,255.5628
1/1/2007 to 12/31/2007	$15.03	$11.77	33,156.5
1/1/2008 to 12/31/2008	$11.77	$7.40	4,947.0
1/1/2009 to 12/31/2009	$7.40	$10.01	4,679.3
1/1/2010 to 12/31/2010	$10.01	$12.47	4,508.3
1/1/2011 to 12/31/2011	$12.47	$13.01	4,222.4
1/1/2012 to 12/31/2012	$13.01	$14.98	3,947.9
1/1/2013 to 12/31/2013	$14.98	$15.385483	3,701.121
Columbia Acorn USA
3/4/2005 to 12/31/2005	$11.28	$12.60	4,640.5438
1/1/2006 to 12/31/2006	$12.60	$13.38	51,276.5162
1/1/2007 to 12/31/2007	$13.38	$13.58	17,984.8
1/1/2008 to 12/31/2008	$13.58	$8.10	34,044.7
1/1/2009 to 12/31/2009	$8.10	$11.24	28,370.4
1/1/2010 to 12/31/2010	$11.24	$13.57	24,306.6
1/1/2011 to 12/31/2011	$13.57	$12.66	21,546.4
1/1/2012 to 12/31/2012	$12.66	$14.78	19,524.4
1/1/2013 to 12/31/2013	$14.78	$19.234523	22,331.906
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$10.65	$11.27	6,526.3
1/1/2008 to 12/31/2008	$11.27	$5.98	6,110.2
1/1/2009 to 12/31/2009	$5.98	$8.84	6,043.5
1/1/2010 to 12/31/2010	$8.84	$10.63	49,436.9
1/1/2011 to 12/31/2011	$10.63	$8.96	56,604.5
1/1/2012 to 12/31/2012	$8.96	$10.68	58,354.1
1/1/2013 to 12/31/2013	$10.68	$12.813325	61,582.483
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$10.09	$10.30	1,255.9042
1/1/2007 to 12/31/2007	$10.30	$11.55	122,035.3
1/1/2008 to 12/31/2008	$11.55	$6.58	141,405.4
1/1/2009 to 12/31/2009	$6.58	$8.36	3,743.6
1/1/2010 to 12/31/2010	$8.36	$9.82	3,575.8
1/1/2011 to 12/31/2011	$9.82	$9.49	2,126.2
1/1/2012 to 12/31/2012	$9.49	$10.48	2,036.4
1/1/2013 to 12/31/2013	$10.48	$13.972071	2,044.147

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.64	0.0
1/1/2012 to 12/31/2012	$8.64	$9.41	0.0
1/1/2013 to 12/31/2013	$9.41	$12.117388	0.000
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$10.74	$11.80	8,883.0813
1/1/2006 to 12/31/2006	$11.80	$13.37	69,391.267
1/1/2007 to 12/31/2007	$13.37	$13.80	51,128.2
1/1/2008 to 12/31/2008	$13.80	$8.14	48,266.9
1/1/2009 to 12/31/2009	$8.14	$10.57	113,674.8
1/1/2010 to 12/31/2010	$10.57	$11.66	45,037.7
1/1/2011 to 12/31/2011	$11.66	$10.93	38,835.7
1/1/2012 to 12/31/2012	$10.93	$12.11	35,831.8
1/1/2013 to 12/31/2013	$12.11	$16.033825	46,273.455
Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$10.00	$11.31	0.0
1/1/2011 to 12/31/2011	$11.31	$12.02	426.8
1/1/2012 to 12/31/2012	$12.02	$13.05	420.3
1/1/2013 to 12/31/2013	$13.05	$18.072514	332.998
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.74	$10.94	19,995.9684
1/1/2006 to 12/31/2006	$10.94	$12.51	48,414.8828
1/1/2007 to 12/31/2007	$12.51	$13.11	53,606.0
1/1/2008 to 12/31/2008	$13.11	$8.72	63,223.2
1/1/2009 to 12/31/2009	$8.72	$10.38	0.0
1/1/2010 to 12/31/2010	$10.38	$11.77	38,181.1
1/1/2011 to 12/31/2011	$11.77	$12.47	58,945.1
1/1/2012 to 12/31/2012	$12.47	$13.51	48,769.48
1/1/2013 to 12/31/2013	$13.51	$16.139104	40,063.027
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$10.11	$10.34	11,750.8027
1/1/2006 to 12/31/2006	$10.34	$10.81	51,292.0455
1/1/2007 to 12/31/2007	$10.81	$10.82	911.6
1/1/2008 to 12/31/2008	$10.82	$7.40	0.0
1/1/2009 to 12/31/2009	$7.40	$10.64	0.0
1/1/2010 to 12/31/2010	$10.64	$11.44	182.7
1/1/2011 to 12/31/2011	$11.44	$11.49	180.5
1/1/2012 to 12/31/2012	$11.49	$12.22	178.1
1/1/2013 to 12/31/2013	$12.22	$12.564360	1,776.874
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$10.58	$10.78	38,051.1
1/1/2008 to 12/31/2008	$10.78	$6.95	52,013.7
1/1/2009 to 12/31/2009	$6.95	$8.00	82,121.6
1/1/2010 to 12/31/2010	$8.00	$8.66	115,898.2
1/1/2011 to 12/31/2011	$8.66	$8.14	92,895.7
1/1/2012 to 12/31/2012	$8.14	$9.27	63,721.8
1/1/2013 to 12/31/2013	$9.27	$11.788217	60,595.468
Federated Equity Income Fund, Inc.
4/19/2013 to 12/31/2013	$10.00	$11.906670	4,730.129

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$10.91	$12.44	0
1/1/2006 to 12/31/2006	$12.44	$14.02	18,240.5846
1/1/2007 to 12/31/2007	$14.02	$16.74	37,410.4
1/1/2008 to 12/31/2008	$16.74	$9.51	28,611.9
1/1/2009 to 12/31/2009	$9.51	$12.13	18,148.6
1/1/2010 to 12/31/2010	$12.13	$14.15	8,545.6
1/1/2011 to 12/31/2011	$14.15	$12.02	12,512.6
1/1/2012 to 12/31/2012	$12.02	$13.88	12,146.5
1/1/2013 to 12/31/2013	$13.88	$19.153916	22,503.846
Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$10.44	$11.18	0
1/1/2006 to 12/31/2006	$11.18	$11.72	0
1/1/2007 to 12/31/2007	$11.72	$14.56	0.0
1/1/2008 to 12/31/2008	$14.56	$7.60	0.0
1/1/2009 to 12/31/2009	$7.60	$9.56	0.0
1/1/2010 to 12/31/2010	$9.56	$11.62	0.0
1/1/2011 to 12/31/2011	$11.62	$11.43	0.0
1/1/2012 to 12/31/2012	$11.43	$12.83	0.0
1/1/2013 to 12/31/2013	$12.83	$17.122343	0.000
Janus Forty Fund
7/6/2009 to 12/31/2009	$8.56	$10.40	81,752.4
1/1/2010 to 12/31/2010	$10.40	$10.82	234.8
1/1/2011 to 12/31/2011	$10.82	$9.89	673.9
1/1/2012 to 12/31/2012	$9.89	$12.04	4,512.7
1/1/2013 to 12/31/2013	$12.04	$15.604011	2,875.662
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.93	$12.71	9,132.5
1/1/2010 to 12/31/2010	$12.71	$15.69	89.2
1/1/2011 to 12/31/2011	$15.69	$15.14	0.0
1/1/2012 to 12/31/2012	$15.14	$17.47	2,266.6
1/1/2013 to 12/31/2013	$17.47	$22.410359	1,180.331
JPMorgan Multi-Cap Market Neutral Fund
6/30/2006 to 12/31/2006	$10.33	$10.52	37,756.8048
1/1/2007 to 12/31/2007	$10.52	$10.06	0.0
1/1/2008 to 12/31/2008	$10.06	$9.86	0.0
1/1/2009 to 12/31/2009	$9.86	$9.67	7,296.2
1/1/2010 to 12/31/2010	$9.67	$9.08	7,235.5
1/1/2011 to 12/31/2011	$9.08	$8.89	7,177.5
1/1/2012 to 12/31/2012	$8.89	$8.75	7,118.0
1/1/2013 to 12/31/2013	$8.75	$8.9555939	7,062.454
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$10.19	$10.93	0.0
1/1/2008 to 12/31/2008	$10.93	$6.10	0.0
1/1/2009 to 12/31/2009	$6.10	$8.32	0.0
1/1/2010 to 12/31/2010	$8.32	$10.95	268
1/1/2011 to 12/31/2011	$10.95	$10.39	264.6
1/1/2012 to 12/31/2012	$10.39	$11.47	261.2
1/1/2013 to 12/31/2013	$11.47	$16.688312	1,667.335

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$10.61	$11.22	335.6277
1/1/2006 to 12/31/2006	$11.22	$12.98	28,143.4703
1/1/2007 to 12/31/2007	$12.98	$13.23	31,952.6
1/1/2008 to 12/31/2008	$13.23	$8.18	26,776.4
1/1/2009 to 12/31/2009	$8.18	$9.61	483.9
1/1/2010 to 12/31/2010	$9.61	$10.80	497.3
1/1/2011 to 12/31/2011	$10.80	$9.80	493.0
1/1/2012 to 12/31/2012	$9.80	$11.17	488.6
1/1/2013 to 12/31/2013	$11.17	$14.516087	484.716
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$9.98	$10.38	0
1/1/2006 to 12/31/2006	$10.38	$11.21	0
1/1/2007 to 12/31/2007	$11.21	$11.62	0.0
1/1/2008 to 12/31/2008	$11.62	$9.11	0.0
1/1/2009 to 12/31/2009	$9.11	$12.14	0.0
1/1/2010 to 12/31/2010	$12.14	$13.50	0.0
1/1/2011 to 12/31/2011	$13.50	$13.79	4,386.3
1/1/2012 to 12/31/2012	$13.79	$15.36	4,351.1
1/1/2013 to 12/31/2013	$15.36	$16.287742	6,020.475
Lord Abbett Mid Cap Stock Fund, Inc.
3/4/2005 to 12/31/2005	$11.00	$11.99	12,367.1254
1/1/2006 to 12/31/2006	$11.99	$13.25	17,200.4678
1/1/2007 to 12/31/2007	$13.25	$13.11	43,844.8
1/1/2008 to 12/31/2008	$13.11	$7.81	32,007.3
1/1/2009 to 12/31/2009	$7.81	$9.73	22,707.5
1/1/2010 to 12/31/2010	$9.73	$12.01	19,549.1
1/1/2011 to 12/31/2011	$12.01	$11.35	18,980.2
1/1/2012 to 12/31/2012	$11.35	$12.79	13,660.7
1/1/2013 to 12/31/2013	$12.79	$16.388642	22,680.966
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$10.01	$10.09	0
1/1/2006 to 12/31/2006	$10.09	$10.36	0
1/1/2007 to 12/31/2007	$10.36	$10.68	0.0
1/1/2008 to 12/31/2008	$10.68	$10.78	20,216.4
1/1/2009 to 12/31/2009	$10.78	$10.63	18,104.5
1/1/2010 to 12/31/2010	$10.63	$10.46	12,486.3
1/1/2011 to 12/31/2011	$10.46	$10.29	0.0
1/1/2012 to 12/31/2012	$10.29	$10.12	0.0
1/1/2013 to 12/31/2013	$10.12	$9.952900	0.000
AMG Managers Cadence Capital Appreciation Fund(1)
6/30/2009 to 12/31/2009	$10.00	$7.86	0.0
1/1/2010 to 12/31/2010	$7.86	$8.95	0.0
1/1/2011 to 12/31/2011	$8.95	$8.53	0.0
1/1/2012 to 12/31/2012	$8.53	$9.24	0.0
1/1/2013 to 12/31/2013	$9.24	$11.858674	0.000
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$10.59	$11.12	0
1/1/2006 to 12/31/2006	$11.12	$11.76	0
1/1/2007 to 12/31/2007	$11.76	$13.16	0.0
1/1/2008 to 12/31/2008	$13.16	$7.00	34,617.8
1/1/2009 to 12/31/2009	$7.00	$9.89	0.0
1/1/2010 to 12/31/2010	$9.89	$10.62	0.0
1/1/2011 to 12/31/2011	$10.62	$10.28	0.0
1/1/2012 to 12/31/2012	$10.28	$11.50	0.0
1/1/2013 to 12/31/2013	$11.50	$14.614937	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$10.61	$11.27	3,521.0126
1/1/2006 to 12/31/2006	$11.27	$12.74	3,904.1324
1/1/2007 to 12/31/2007	$12.74	$13.06	4,967.7
1/1/2008 to 12/31/2008	$13.06	$7.87	5,046.4
1/1/2009 to 12/31/2009	$7.87	$9.96	5,000.2
1/1/2010 to 12/31/2010	$9.96	$11.35	4,835.8
1/1/2011 to 12/31/2011	$11.35	$11.14	3,456.4
1/1/2012 to 12/31/2012	$11.14	$12.77	0.0
1/1/2013 to 12/31/2013	$12.77	$16.523636	0.000
Oppenheimer Main Street Small - & Mid-Cap Fund®
3/4/2005 to 12/31/2005	$10.89	$12.34	2,215.9624
1/1/2006 to 12/31/2006	$12.34	$13.92	0
1/1/2007 to 12/31/2007	$13.92	$13.48	924.2
1/1/2008 to 12/31/2008	$13.48	$8.18	6,177.6
1/1/2009 to 12/31/2009	$8.18	$11.02	0.0
1/1/2010 to 12/31/2010	$11.02	$13.35	0.0
1/1/2011 to 12/31/2011	$13.35	$12.79	0.0
1/1/2012 to 12/31/2012	$12.79	$14.69	0.0
1/1/2013 to 12/31/2013	$14.69	$19.274671	1,506.537
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$9.84	$11.44	9,698.572
1/1/2006 to 12/31/2006	$11.44	$10.86	32,830.3359
1/1/2007 to 12/31/2007	$10.86	$13.16	44,286.9
1/1/2008 to 12/31/2008	$13.16	$7.28	35,351.6
1/1/2009 to 12/31/2009	$7.28	$9.99	23,049.0
1/1/2010 to 12/31/2010	$9.99	$12.14	19,111.5
1/1/2011 to 12/31/2011	$12.14	$10.98	16,953.7
1/1/2012 to 12/31/2012	$10.98	$11.32	18,717.3
1/1/2013 to 12/31/2013	$11.32	$9.461646	17,493.876
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$10.02	$10.49	0.0
1/1/2008 to 12/31/2008	$10.49	$10.15	0.0
1/1/2009 to 12/31/2009	$10.15	$11.27	0.0
1/1/2010 to 12/31/2010	$11.27	$11.59	25,610.2
1/1/2011 to 12/31/2011	$11.59	$11.56	20,596.8
1/1/2012 to 12/31/2012	$11.56	$12.03	43,053.2
1/1/2013 to 12/31/2013	$12.03	$11.806751	75,066.656
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$10.34	$10.29	0
1/1/2006 to 12/31/2006	$10.29	$10.11	11,725.6964
1/1/2007 to 12/31/2007	$10.11	$11.05	59,113.9
1/1/2008 to 12/31/2008	$11.05	$10.12	61,934.4
1/1/2009 to 12/31/2009	$10.12	$11.79	34,092.6
1/1/2010 to 12/31/2010	$11.79	$12.45	34,101.4
1/1/2011 to 12/31/2011	$12.45	$13.61	27,549.9
1/1/2012 to 12/31/2012	$13.61	$14.57	45,123.1
1/1/2013 to 12/31/2013	$14.57	$12.984584	46,313.594

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$10.16	$10.16	47,526.9891
1/1/2006 to 12/31/2006	$10.16	$10.34	158,962.7643
1/1/2007 to 12/31/2007	$10.34	$11.05	207,256.7
1/1/2008 to 12/31/2008	$11.05	$11.34	264,000.0
1/1/2009 to 12/31/2009	$11.34	$12.64	208,768.2
1/1/2010 to 12/31/2010	$12.64	$13.48	160,298.6
1/1/2011 to 12/31/2011	$13.48	$13.76	135,958.0
1/1/2012 to 12/31/2012	$13.76	$14.88	168,668.3
1/1/2013 to 12/31/2013	$14.88	$14.296293	150,647.738
Pioneer Fund
3/4/2005 to 12/31/2005	$10.73	$11.43	14,027.7609
1/1/2006 to 12/31/2006	$11.43	$13.09	85,627.1236
1/1/2007 to 12/31/2007	$13.09	$13.48	991.1
1/1/2008 to 12/31/2008	$13.48	$8.70	0.0
1/1/2009 to 12/31/2009	$8.70	$10.63	0.0
1/1/2010 to 12/31/2010	$10.63	$12.10	918.6
1/1/2011 to 12/31/2011	$12.10	$11.36	0.0
1/1/2012 to 12/31/2012	$11.36	$12.28	0.0
1/1/2013 to 12/31/2013	$12.28	$16.075048	0.000
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$11.03	$11.90	183.6983
1/1/2007 to 12/31/2007	$11.90	$16.62	9,513.3
1/1/2008 to 12/31/2008	$16.62	$6.70	8,983.6
1/1/2009 to 12/31/2009	$6.70	$11.43	25,090.5
1/1/2010 to 12/31/2010	$11.43	$13.07	7,802.7
1/1/2011 to 12/31/2011	$13.07	$9.74	6,677.1
1/1/2012 to 12/31/2012	$9.74	$10.66	5,735.1
1/1/2013 to 12/31/2013	$10.66	$10.260333	4,864.079
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$11.57	$6.31	15,531.6
1/1/2009 to 12/31/2009	$6.31	$8.08	14,286.3
1/1/2010 to 12/31/2010	$8.08	$10.20	128.9
1/1/2011 to 12/31/2011	$10.20	$10.93	0.0
1/1/2012 to 12/31/2012	$10.93	$12.44	0.0
1/1/2013 to 12/31/2013	$12.44	$12.375531	12,362.537
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$9.78	$10.38	3,746.5572
1/1/2006 to 12/31/2006	$10.38	$11.29	11,116.8243
1/1/2007 to 12/31/2007	$11.29	$11.88	10,117.4
1/1/2008 to 12/31/2008	$11.88	$7.35	10,239.7
1/1/2009 to 12/31/2009	$7.35	$11.73	22,631.3
1/1/2010 to 12/31/2010	$11.73	$13.57	12,579.9
1/1/2011 to 12/31/2011	$13.57	$13.12	11,281.6
1/1/2012 to 12/31/2012	$13.12	$14.85	11,125.6
1/1/2013 to 12/31/2013	$14.85	$16.403017	18,815.710
Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.32	2,728.0
1/1/2010 to 12/31/2010	$11.32	$13.31	2,702.5
1/1/2011 to 12/31/2011	$13.31	$12.77	2,677.6
1/1/2012 to 12/31/2012	$12.77	$13.39	2,653.4
1/1/2013 to 12/31/2013	$13.39	$19.014522	3,863.823

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$11.03	$12.36	12,518.2752
1/1/2006 to 12/31/2006	$12.36	$14.59	30,386.337
1/1/2007 to 12/31/2007	$14.59	$16.82	42,906.6
1/1/2008 to 12/31/2008	$16.82	$8.92	36,259.7
1/1/2009 to 12/31/2009	$8.92	$13.14	43,305.3
1/1/2010 to 12/31/2010	$13.14	$14.02	145,312.5
1/1/2011 to 12/31/2011	$14.02	$12.04	125,164.6
1/1/2012 to 12/31/2012	$12.04	$14.04	103,088.9
1/1/2013 to 12/31/2013	$14.04	$17.563709	84,330.654
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$10.97	$11.90	6,060.6983
1/1/2006 to 12/31/2006	$11.90	$14.25	719.5446
1/1/2007 to 12/31/2007	$14.25	$14.33	721.2
1/1/2008 to 12/31/2008	$14.33	$7.96	714.2
1/1/2009 to 12/31/2009	$7.96	$10.25	268.8
1/1/2010 to 12/31/2010	$10.25	$10.84	11,002.3
1/1/2011 to 12/31/2011	$10.84	$9.99	11,176.5
1/1/2012 to 12/31/2012	$9.99	$11.94	11,159.4
1/1/2013 to 12/31/2013	$11.94	$15.282544	10,152.980
TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	0.0
1/1/2010 to 12/31/2010	$1.02	$1.12	0.0
1/1/2011 to 12/31/2011	$1.12	$1.15	0.0
1/1/2012 to 12/31/2012	$1.15	$1.27	0.0
1/1/2013 to 12/31/2013	$1.27	$1.290956	0.000
TA Diversified Equity
2/10/2012 to 12/31/2012	$10.00	$10.02	102,491.9
1/1/2013 to 12/31/2013	$10.02	$12.994474	60,944.433
TA Growth Opportunities
5/1/2008 to 12/31/2008	$10.65	$6.72	0.0
1/1/2009 to 12/31/2009	$6.72	$8.94	0.0
1/1/2010 to 12/31/2010	$8.94	$11.85	40,731.2
1/1/2011 to 12/31/2011	$11.85	$10.53	43,637.9
1/1/2012 to 12/31/2012	$10.53	$11.25	45,753.3
1/1/2013 to 12/31/2013	$11.25	$15.276762	52,675.474
TA Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.38	$6.31	0.0
1/1/2009 to 12/31/2009	$6.31	$8.85	0.0
1/1/2010 to 12/31/2010	$8.85	$11.26	14,995.2
1/1/2011 to 12/31/2011	$11.26	$10.72	14,312.1
1/1/2012 to 12/31/2012	$10.72	$12.20	16,407.7
1/1/2013 to 12/31/2013	$12.20	$16.313159	46,843.866
Invesco Comstock Fund
3/4/2005 to 12/31/2005	$10.74	$11.17	13,978.1614
1/1/2006 to 12/31/2006	$11.17	$12.75	333.6981
1/1/2007 to 12/31/2007	$12.75	$12.30	3,091.4
1/1/2008 to 12/31/2008	$12.30	$7.76	3,152.4
1/1/2009 to 12/31/2009	$7.76	$9.88	3,145.1
1/1/2010 to 12/31/2010	$9.88	$11.24	86,845.0
1/1/2011 to 12/31/2011	$11.24	$10.84	93,283.8
1/1/2012 to 12/31/2012	$10.84	$12.67	67,313.1
1/1/2013 to 12/31/2013	$12.67	$16.857928	68,731.737
(1)	Formerly known as Managers Cadence Capital Appreciation Fund.

The TA Dividend Focused fund had not commenced operations as of December 31, 2013, therefore, comparable data is not available.

Table of Contents of the Statement of Additional Information

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
Selling the Contract
Financial Statements

CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yield
Other Subaccount Yields
Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

FINANCIAL STATEMENTS OF TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

Appendix A – Portfolios Associated With The Subaccounts

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
AIM Growth Series (Invesco Growth Series) – Class A Shares
Invesco Mid Cap Core Equity Fund	Invesco Mid Cap Core Equity Fund	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
AIM Sector Funds (Invesco Sector Funds) – Class A Shares
Invesco Comstock Fund	Invesco Comstock Fund	Invesco Advisers, Inc.
Investment Objective: Capital growth and income.
Invesco Value Opportunities Fund	Invesco Value Opportunities Fund	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
The AllianceBernstein Trust – Class A Shares
AllianceBernstein International Value Fund	AllianceBernstein International Value Fund	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AllianceBernstein DiscoveryValue Fund	AllianceBernstein DiscoveryValue Portfolio	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AllianceBernstein Value Fund	AllianceBernstein Value Fund	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
Allianz Funds – Class A Shares
AllianzGI NFJ Dividend Value Fund	AllianzGI NFJ Dividend Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.
AMG Funds – Investor Class(1)
AMG Managers Cadence Capital Appreciation Fund(1)	AMG Managers Cadence Capital Appreciation Fund(1)	AMG Funds, LLC(1)
Investment Objective: Growth of capital.
BlackRock Basic Value Fund, Inc. – Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Capital appreciation and secondarily income.
BlackRock Bond Fund, Inc. – Investor A Shares
BlackRock Total Return Fund	BlackRock Total Return Fund	BlackRock Advisors, LLC
Investment Objective: Realize a total return that exceeds that of the Barclays Capital U.S. Aggregate Bond Index.
BlackRock Capital Appreciation Fund, Inc. – Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
BlackRock Funds – Investor A Shares
BlackRock Global Opportunities Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Advisors, LLC
Investment Objective: Long-term capital appreciation.
BlackRock Funds II – Investor A Shares
BlackRock High Yield Bond Portfolio	BlackRock High Yield Bond Portfolio	BlackRock Advisors, LLC
Investment Objective: Seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock U.S. Government Bond Portfolio	BlackRock U.S. Government Bond Portfolio	BlackRock Advisors, LLC
Investment Objective: Maximize total return , consistent with income generation and prudent investment management.
BlackRock Funds III – Investor A Shares
BlackRock S&P 500 Stock Fund	BlackRock S&P 500 Stock Fund	BlackRock Advisors, LLC
Investment Objective: Match performance of the Standard & Poor’s® 500 Index.
BlackRock Global Allocation Fund, Inc. – Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Provide high total investment return.
BlackRock Large Cap Series Fund, Inc. – Investor A Shares
BlackRock Large Cap Core Fund	BlackRock Large Cap Core Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Large Cap Growth Fund	BlackRock Large Cap Growth Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.
BlackRock Large Cap Value Fund	BlackRock Large Cap Value Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.
BlackRock Series, Inc. – Investor A Shares
BlackRock International Fund	BlackRock International Fund	BlackRock Advisors, LLC
Investment Objective: Capital appreciation.
BlackRock Value Opportunities Fund, Inc. – Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
Columbia Acorn Trust – Class A Shares
Columbia Acorn International	Columbia Acorn International	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Columbia Acorn USA	Columbia Acorn USA	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Columbia Funds Series Trust – Class A Shares
Columbia Marsico Growth Fund	Columbia Marsico Growth Fund	Columbia Management Investment Advisers, LLC
Investment Objective: Long-term growth of capital.
Columbia Mid Cap Growth Fund – Class A Shares		Columbia Management Investment Advisers, LLC
Investment Objective: Capital appreciation.
Davis New York Venture Fund, Inc. – Class A Shares		Davis Selected Advisers, L.P.
Investment Objective: Long-term growth of capital.
Dreyfus Appreciation Fund, Inc.		The Dreyfus Corporation
Investment Objective: Long-term capital appreciation.
Eaton Vance Mutual Funds Trust – Class A Shares
Eaton Vance Floating-Rate Fund	Eaton Vance Floating-Rate Fund	Boston Management and Research
Investment Objective: Provide a high level of current income.
Eaton Vance Special Investment Trust – Class A Shares
Eaton Vance Large-Cap Value Fund	Eaton Vance Large-Cap Value Fund	Boston Management and Research
Investment Objective: Total return.
Federated Equity Funds – Class A Shares
Federated Equity Income Fund, Inc.	Federated Equity Income Fund, Inc.	Federated Equity Management Company of Pennsylvania
Investment Objective: Capital appreciation.
Federated Kaufmann Fund	Federated Kaufmann Fund	Federated Equity Management Company of Pennsylvania
Investment Objective: Capital appreciation.
JPMorgan Trust II – Class A Shares
JPMorgan Multi-Cap Market Neutral Fund	JPMorgan Multi-Cap Market Neutral Fund	J.P. Morgan Investment Management, Inc.
Investment Objective: Long-term capital preservation and growth.
JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Growth Fund	J.P. Morgan Investment Management, Inc.
Investment Objective: Long-term capital growth.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Janus Investment Fund – Class A Shares
Janus Enterprise Fund	Janus Enterprise Fund	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Forty Fund	Janus Forty Fund	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Lord Abbett Affiliated Fund, Inc. – Class A Shares		Lord, Abbett & Co. LLC
Investment Objective: Long-term growth of capital and income.
Lord Abbett Bond-Debenture Fund, Inc. – Class A Shares		Lord, Abbett & Co. LLC
Investment Objective: High current income.
Lord Abbett Mid Cap Stock Fund, Inc. – Class A Shares		Lord, Abbett & Co. LLC
Investment Objective: Capital appreciation.
Oppenheimer Capital Appreciation Fund – Class A Shares		OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.
Oppenheimer Main Street Funds®, Inc. – Class A Shares
Oppenheimer Main Street Fund®	Oppenheimer Main Street Fund®	OppenheimerFunds, Inc.
Investment Objective: High total return.
Oppenheimer Main Street Small- & Mid-Cap Fund® – Class A Shares		OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.
PIMCO Funds – Class A Shares
PIMCO CommodityRealReturn Strategy Fund®	PIMCO CommodityRealReturn Strategy Fund®	Pacific Investment Management Company LLC
Investment Objective: Maximum real return.
PIMCO Low Duration Fund	PIMCO Low Duration Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.
PIMCO Real Return Fund	PIMCO Real Return Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum real return with preservation of capital.
PIMCO Total Return Fund	PIMCO Total Return Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.
Pioneer Emerging Markets Fund – Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Long-term growth of capital.
Pioneer Fund – Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Reasonable income and capital growth.
Pioneer Select Mid Cap Growth Fund – Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Growth of capital.
Pioneer High Yield Fund – Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Maximize total return through a combination of income and capital appreciation.
Pioneer Real Estate Shares Fund – Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Long-term growth of capital, current income is secondary.
Ready Assets Prime Money Fund		BlackRock Advisors, LLC
Investment Objective: Preservation of capital.
Templeton Funds – Class A Shares
Templeton Foreign Fund	Templeton Foreign Fund	Templeton Global Advisors Limited
Investment Objective: Long-term capital growth.

	SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Templeton Growth Fund, Inc. – Class A Shares
	Templeton Growth Fund, Inc	Templeton Growth Fund, Inc	Templeton Global Advisors Limited
Investment Objective: Long-term capital growth.
Transamerica Funds – Class A Shares
	TA Diversified Equity	Transamerica Diversified Equity	Transamerica Asset Management, Inc.
Investment Objective: Maximize long-term growth.
	TA Dividend Focused	Transamerica Dividend Focused	Transamerica Asset Management, Inc.
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
	TA Flexible Income	Transamerica Flexible Income	Transamerica Asset Management, Inc.
Investment Objective: Provide high total return.
	TA Growth Opportunities	Transamerica Growth Opportunities	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation.
	TA Small/Mid Cap Value	Transamerica Small/Mid Cap Value	Transamerica Asset Management, Inc.
Investment Objective: Maximize total return.
(1) On or about April 28, 2014, Managers Cadence Capital Appreciation Fund will be renamed AMG Managers Cadence Capital Appreciation Fund, managed by AMG Funds, LLC.

Additional Information:
1.	The following subaccounts were closed to new investments on May 1, 2007:
American Century Capital Portfolios, Inc. – A Class Shares
	Equity Income Fund	Equity Income Fund	American Century Investment Management, Inc.
Investment Objective: Current income and capital appreciation as a secondary objective.
American Century Mutual Funds, Inc. – A Class Shares
	Ultra® Fund	Ultra® Fund	American Century Investment Management, Inc.
Investment Objective: Long-term capital growth.
BlackRock Funds II – Investor A Shares
	BlackRock Low Duration Bond Portfolio	BlackRock Low Duration Bond Portfolio	BlackRockAdvisors, LLC
Investment Objective: Maximize total return.
	BlackRock Global SmallCap Fund, Inc. – Investor A Shares		BlackRockAdvisors, LLC
Investment Objective: Long-term growth of capital.
BlackRock Index Funds, Inc. – Investor A Shares
	BlackRock International Index Fund	BlackRock International Index Fund	BlackRockAdvisors, LLC
Investment Objective: Match the performance of the MSCI EAFE Index.
	BlackRock Small Cap Index Fund	BlackRock Small Cap Index Fund	BlackRockAdvisors, LLC
Investment Objective: Match the performance of the Russell 2000 Index.
Fidelity Advisor Funds – Class A Shares
	Fidelity Advisor® Equity Growth Fund	Fidelity Advisor® Equity Growth Fund	Fidelity Management & Research Company
Investment Objective: Capital appreciation.

	SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
2.	The following subaccount was closed to new investments on November 9, 2007:
Allianz Funds – Class A Shares
	AllianzGI NFJ Mid-Cap Value Fund	AllianzGI NFJ Mid-Cap Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.
3.	The following subaccount was closed to new investments on March 28, 2008:
	Cohen & Steers Realty Income Fund, Inc. – Class A Shares		Cohen & Steers Capital Management, Inc.
Investment Objective: Total return.

4.	Effective close of business on or about December 31, 2010, the following subaccounts will be closed to new investments:
American Funds® – Class F-1 Shares
	EuroPacific Growth Fund®	EuroPacific Growth Fund®	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital.
	The Bond Fund of AmericaSM	The Bond Fund of AmericaSM	Capital Research and Management CompanySM
Investment Objective: High level of current income.
	The Growth Fund of America®	The Growth Fund of America®	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
	The Income Fund of America®	The Income Fund of America®	Capital Research and Management CompanySM
Investment Objective: Current income and secondarily capital growth.
	The Investment Company of America®	The Investment Company of America®	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
5.	The following subaccount will be closed to new investments on July 31, 2011:
Allianz Funds – Class A Shares
	AllianzGI NFJ Small-Cap Value Fund	AllianzGI NFJ Small-Cap Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.
6.	The following subaccount is only available to owners that held an investment in this subaccount on February 24, 2012. However, if any such owner surrenders all of his or her money from this subaccount after close of business February 24, 2012, that owner may not reinvest in this subaccount.
Delaware Group Equity Funds IV- Class A Shares
	Delaware Smid Cap Growth Fund	Delaware Smid Cap Growth Fund	Delaware Management Company
Investment Objective: Long-term capital appreciation.

Appendix B – Example of Bonus Payment and Recapture

Example: You purchased a Merrill Lynch Investor Choice Annuity® XC Class Contract with an initial premium of $400,000 on May 10, 2009. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2010 and pay a subsequent premium of $200,000 on August 1, 2010. Your bonus amounts paid and recaptured, based on hypothetical account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate bonus amounts paid and recaptured, see “Features and Benefits of the Contract – Bonus Payment and Recapture.”

							Bonus Amount Subject to Recapture
		Transactions		Bonus Amounts		Account Value
Date		Prem.	Withdr.	Paid	Recaptured
5/10/2009	The contract is issued	$400,000		$18,000		$418,000	$18,000
	Premium Allocated to Tier 1 = $125,000
	Premium Allocated to Tier 2 = $275,000
	Bonus 1 = (.045 x $125,000) + (.045 x $275,000) = $5,625 + $12,375 = $18,000
	Bonus 1 Subj. to Recapture = Bonus Recapture Percentage (BRP)Year 1 x Bonus 1 = 100% x $18,000 = $18,000

5/10/2010	First contract anniversary					$428,000	$11,700
	Assume account value increased by $10,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700

7/5/2010	Owner takes a $155,000 withdrawal		$155,000		$3,540	$273,160	$8,160
	Assume account value increased by $3,700 due to positive investment performance.
	Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700
	Gain = account value Before Withdrawal — Bonus Amounts Subj. to Recapture — Remaining Premiums = $431,700 — $11,700 — $400,000 = $20,000
	Free Withdrawal Amount = Greater of 10% Premium or Gain = Max ($40,000, $20,000) = $40,000
	Prem 1 Withdrawn = Withdrawal — Gain = $155,000 — $20,000 = $135,000
	Prem 1 Withdrawn without SC = Free-Out — Gain = $40,000 — $20,000 = $20,000
	Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem 1 Remaining Immediately Prior = ($135,000 — $20,000)/($400,000 — $20,000) = $115,000/$380,000 = ..3026
	Bonus 1 Recaptured = Bonus 1 Subj. to Recapture x Bonus 1 Recapture Ratio = $11,700 x .3026 = $3,540
	Bonus 1 Subj. to Recapture After Withdrawal = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $3,540/65%) = $8,160

8/1/2010	Owner puts in $200,000 additional premium	$200,000		$10,000		$459,385	$18,160
	Assume account value decreased by $23,775 due to negative investment performance.
	Premium Allocated to Tier 2 = $100,000
	Premium Allocated to Tier 3 = $100,000
	Bonus 2 = (.045 x $100,000) + (.055 x $100,000) = $10,000
	Bonus 2 Subj. to Recapture = BRP Year 1 x Bonus 2 = 100% x $10,000 = $10,000
	Bonus 1 Subj. to Recapture = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $3,540/65%) = $8,160

5/10/2011	Second contract anniversary					$454,385	$13,766
	Assume account value decreased by $5,000 due to negative investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 3 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 30% x ($18,000 — $3,540/65%) = $3,766
	Bonus 2 Subj. to Recapture = BRP Year 1 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 100% x ($10,000 — $0) = $10,000

5/10/2012	Third contract anniversary					$479,385	$6,500
	Assume account value increased by $25,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 4 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 0% x ($18,000 — $3,540/65%) = $0
	Bonus 2 Subj. to Recapture = BRP Year 2 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 65% x ($10,000 — $0) = $6,500

Appendix C – Example of Maximum Anniversary Value GMDB

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also made withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Maximum Anniversary Value (“MAV”) GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit see “GMDB Base – Maximum Anniversary Value.”

		Transactions		(A) GMDB	(B) Account
Date		Prem.	Withdr.	MAV Base	Value	Death Benefit
5/10/2009	The contract is issued	$100,000		$100,000	$100,000	$100,000 (maximum of (A),(B))
	5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000
	GMDB MAV Base = greatest of anniversary values = $100,000

5/10/2010	First contract anniversary			$110,000	$110,000	$110,000 (maximum of (A),(B))
	Assume account value increased by $10,000 due to positive investment performance.
	5/10/10 anniversary value = account value on 5/10/10 = $110,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

6/28/2010	Owner puts in $10,000 additional premium	$10,000		$120,000	$114,000	$120,000 (maximum of (A),(B))
	Assume account value decreased by $6,000 due to negative investment performance.
	5/10/10 anniversary value = anniversary value before premium + additional premium = $110,000 + $10,000 = $120,000
	GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $120,000

8/3/2010	Owner takes a $5,000 withdrawal		$5,000	$114,000	$95,000	$114,000 (maximum of (A),(B))
	Assume account value decreased by $14,000 due to negative investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal)
	= $5,000 x ($120,000/$100,000)
	= $6,000
	5/10/10 anniversary value = 5/10/10 anniversary value before w/d — adjusted withdrawal
	= $120,000 — $6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $114,000

9/22/2010	Owner takes a $40,000 withdrawal		$40,000	$76,000	$80,000	$80,000 (maximum of (A),(B))
	Assume account value increased by $25,000 due to positive investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal)
	= $40,000 x ($114,000/$120,000)
	= $38,000
	5/10/10 anniversary value = 5/10/10 anniversary value before — adjusted withdrawal
	= $114,000 — $38,000 = $76,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

5/10/2011	Second contract anniversary			$76,000	$70,000	$76,000 (maximum of (A),(B))
	Assume account value decreased by $10,000 due to negative investment performance.
	5/10/10 anniversary value = $76,000
	5/10/11 anniversary value = account value on 5/10/11 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

Appendix D – Example of GMIB

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. The example assumes no investment in Restricted Subaccounts, no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Base and therefore the GMIB guaranteed minimum payment.

Facts: Assume that a male, age 60 purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with the GMIB, and makes an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB Rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:

CONTRACT ANNIVERSARY*	GMIB BASE	ANNUAL GMIB PAYMENTS**
5th	$127,628	GMIB NOT AVAILABLE FOR EXERCISE
10th	$162,889	$10,184
15th	$207,893	$14,868
20th	$265,330	$21,715
25th***	$265,330	$24,516
30th	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative.

***	If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.

For a detailed explanation of how we calculate the GMIB Base and determine the actual payout amount upon exercise of the GMIB rider, see “Guaranteed Minimum Income Benefit.”

APPENDIX E – Example of GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on May 10, 2009 at the age of 72. You selected the Guaranteed Minimum Withdrawal Benefit rider. You make your first withdrawal on June 15, 2012 at the age of 75 and continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on hypothetical account values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

		Transactions		Account Value	GMWB Base		GLA Remaining
Date		Prem.	Withdr.			GLA
5/10/2009	The Contract is issued	$100,000		$100,000	$100,000	$5,500	$5,500
	The Lifetime Income Percentage is 5.5% if a withdrawal were to be taken.
5/10/2012	Third contract anniversary			$120,000	$120,000	$7,200	$7,200
	Assume account value increased by $20,000 due to positive investment performance and that this is the highest anniversary value since issue. The Lifetime Income Percentage is now 6.0% since You are age 75 and You have not taken any previous withdrawals.
6/15/2012	Owner takes a $7,200 withdrawal		$7,200	$103,000	$120,000	$7,200	$—
	Assume account value decreased by $9,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the contract year.
9/14/2012	Owner takes a $35,000 withdrawal		$35,000	$65,000	$65,000	$—	$—
	Assume account value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal.
	Adj. Excess w/d = Excess w/d x (GMWB Base before the excess withdrawal) (account value before the excess withdrawal)
	= ($35,000) x ($120,000 /$100,000) = $35,000 x (6/5)
	= $42,000
	GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	= Min ($120,000 — $42,000, $65,000) = $65,000
5/10/2013	Fourth contract anniversary			$66,000	$65,000	$3,900	$3,900
	Assume account value increased by $1,000 to $66,000 due to positive investment performance.
	Since this is not a 3rd Contract Anniversary, the GMWB Base is not reset to the higher value.
11/25/2013	Owner takes a $39,900 withdrawal		$39,900	$16,000	$16,000	$3,900	$—
	Assume account value decreased by $10,100 to $55,900 due to negative investment performance.
	No previous w/ds have been taken during the contract year so $36,000 is an excess withdrawal.
	Adj. Excess w/d = Excess w/d x (GMWB Base before the excess withdrawal) (account value before the excess withdrawal)
	= $36,000 x ($65,000 /($55,900 — $3,900) ) = $36,000 x (5/4)
	= $45,000
	GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	= Min ($65,000 — $45,000, $55,900 — $39,900)
	= Min ($20,000, $16,000) = $16,000
5/10/2021	Twelfth contract anniversary — Owner requests a $800 withdrawal		$800	$—	*GMWB RIDER TERMINATED*
	Assume withdrawals equal to the GLA have been taken each contract year and the Automatic Step-Up has not changed the GMWB Base. Assume account value has decreased by $15,200 to $800 due to withdrawals and negative investment performance.
	You receive the remaining $800 of account value and the Company pays You an additional $160. The GMWB Rider and Base Contract terminate. Lifetime monthly payments of $960 /12 = $80 are established with an Annuity Date of 5/10/2023.

Appendix F – GMIB and GMWB Investment Categories

GMIB and GMWB Investment Category	Subaccounts
Large Cap	BlackRock Basic Value, BlackRock Capital Appreciation, BlackRock Large Cap Core, BlackRock Large Cap Growth, BlackRock Large Cap Value, BlackRock S&P 500 Stock, Invesco Value Opportunities, AllianceBernstein Value, AMG Managers Cadence Capital Appreciation, Davis New York Venture, Dreyfus Appreciation, Federated Equity Income Fund, Inc., Lord Abbett Affiliated, Marsico Growth Fund, Oppenheimer Capital Appreciation, AllianzGI NFJ Divided Value, Eaton Vance Large-Cap Value, Janus Forty Fund, Oppenheimer Main Street, Pioneer Fund, TA Dividend Focused, TA Diversified Equity, Invesco Comstock
Mid Cap	Invesco Mid Cap Core Equity, Federated Kaufmann, Lord Abbett Mid Cap Stock Fund, Janus Enterprise Fund, Columbia Mid Cap Growth, TA Growth Opportunities
Small Cap	BlackRock Value Opportunities, AllianceBernstein DiscoveryValue, Columbia Acorn USA, Oppenheimer Main Street Small - & Mid-Cap, Pioneer Select Mid Cap Growth Fund, JPMorgan Small Cap Growth, TA Small/Mid Cap Value
International	Templeton Foreign, Templeton Growth, Pioneer Emerging Markets, AllianceBernstein International Value, BlackRock International Fund, Columbia Acorn International, BlackRock Global Opportunities Portfolio
Balanced	BlackRock Global Allocation Fund
Money Market	Ready Assets Prime Money Fund
Fixed Income	BlackRock Total Return, BlackRock U.S. Government Bond Portfolio, BlackRock High Yield Bond Portfolio, Eaton Vance Floating-Rate, Lord Abbett Bond-Debenture, PIMCO Real Return, PIMCO Total Return, Pioneer High Yield, PIMCO Low Duration, TA Flexible Income
Alternative	Cohen & Steers Realty Income, JPMorgan Multi-Cap Market Neutral, PIMCO CommodityRealReturn® Strategy, Pioneer Real Estate Shares

Appendix G – GMWB Tax Examples

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income. Please note that the tax consequences associated with payments received in accordance with the GMWB are unclear and a tax advisor should be consulted.

(1)	Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

(2)	Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:

Example 1

Year during which account value goes to zero

Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

Years after account value goes to zero

Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

Example 2

Year during which account value goes to zero

Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

Years after account value goes to zero

Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

APPENDIX H — Example of RMD Calculations under the GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009. You selected the GMWB rider covering two lives and immediately took your first withdrawal and elected to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

Date		Transactions		Account		Guaranteed Lifetime	Remaining Guaranteed Lifetime Amount in Contract	Excess Withdrawal
		Prem.	Withdr.	Value	GMWB Base	Amount	Year	Amount
6/1/2009	The Contract is issued and the owner takes a $3,000 withdrawal	$100,000	$3,000	$97,000	$100,000	$5,000	$2,000	$—
	The Lifetime Income Percentage is 5.0%.
1/1/2010	Enter 2011 tax year			$97,000	$100,000	$5,000	$2,000
	Assume no change in Account Value and the RMD amount for the 2011 tax year is determined to be $5,500 (based on IRA owner’s age and sex).
3/1/2010	Service Center notified $5,000 withdrawal will be taken for RMD purposes		$5,000	$92,000	$96,907	$5,000	$—	$3,000
	Assume Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $3,000 + $5,000 = $8,000. Since cumulative withdrawals during the contract year exceeds the GLA amount of $5,000, the $3,000 withdrawal will be treated as an adjusted withdrawal and the GMWB base will be adjusted as follow:
	Adjusted Withdrawal = Excess withdrawal × (GMWB Base before withdrawal)
	(Account Value before the withdrawal)
	= ($3,000) × ($100,000 /$97,000) = $3,093
	GMWB Base = GMWB Base (prior to withdrawal) — Adj.Withdrawal
	= $100,000 — $3,093 = $96,907
6/1/2010	Contract anniversary			$92,000	$96,907	$4,845	$4,845
	Assume no change in Account Value.
9/1/2010	No Activity			$92,000	$96,907	$4,845	$4,845

APPENDIX I — Example of RMD Calculations under the GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009. You selected the GMWB rider covering two lives and immediately took your first withdrawal and elected to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

Date		Transactions		Account		Guaranteed Lifetime	Remaining Guaranteed Lifetime Amount in Contract	Excess Withdrawal
		Prem.	Withdr.	Value	GMWB Base	Amount	Year	Amount
6/1/2009	The Contract is issued and the owner takes a $3,000 withdrawal	$100,000	$3,000	$97,000	$100,000	$5,000	$2,000	$—
	The Lifetime Income Percentage is 5.0%.
1/1/2010	Enter 2011 tax year			$97,000	$100,000	$5,000	$2,000
	Assume no change in Account Value and the RMD amount for the 2011 tax year is determined to be $6,000 (based on IRA owner’s age and sex).
06/01/2010	Contract anniversary			$97,000	$100,000	$5,000	$5,000	$—
	Assume no change in Account Value.					(additional $1,000 will be permitted for RMD)
9/1/2010	Service Center notified $6,000 withdrawal will be taken for RMD purposes		$5,000	$91,000	$100,000	$5,000	$—	$—
	Assume Account Value decreased by $6,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $6,000. Since cumulative withdrawals during the contract year is equal to the RMD amount, the $6,000 withdrawal will not reduce the GMWB Base.					(additional $1,000 will be permitted for RMD)
6/1/2011	Contract anniversary			$91,000	$100,000	$5,000	$5,000

ML of New York Variable Annuity

Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company of

New York

Home Office: 440 Mamaroneck Avenue

Harrison, New York 10528

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 333-6524

offered through

Transamerica Capital, Inc.

Statement of Additional Information May 1, 2014 Merrill Lynch Investor Choice Annuity® (IRA Series)

This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract must be issued by Transamerica Advisors Life Insurance Company of New York (“Transamerica of New York”) as an Individual Retirement Annuity (“IRA”), Roth IRA, or SEP IRA that is given qualified tax status or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider.

This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2014, which is available on request and without charge by writing to or calling Transamerica of New York at the Service Center address or phone number set forth above.

2

Other Information

Selling the Contract

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Effective May 1, 2008 Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver, Colorado 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2013, 2012 and 2011, Transamerica Capital, Inc. received $305,358, $292,028 and $344,548, respectively, in commissions.

Financial Statements

The financial statements of Transamerica of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Transamerica of New York to meet any obligations it may have under the Contract.

Calculation of Yields and Total Returns

Money Market Yield

From time to time, Transamerica of New York may quote in advertisements and sales literature the current annualized yield for the Ready Assets Prime Money Fund Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

Current Yield = ((NCF – ES)/UV) × (365/7)

3

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.

Transamerica of New York also may quote the effective yield of the Ready Assets Prime Money Fund Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCF – ES)/UV))(365/7) – 1

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the Ready Assets Prime Money Fund Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Ready Assets Prime Money Fund Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund’s operating expenses. Yields on amounts held in the Ready Assets Prime Money Fund Subaccount may also be presented for periods other than a 7-day period.

Other Subaccount Yields

From time to time, Transamerica of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Ready Assets Prime Money Fund Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

Yield = 2 × ((((NI – ES)/(U × UV)) + 1)(6) – 1)

4

Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.
ES	=	expenses of the subaccount for the 30-day or one-month period.
U	=	the average number of units outstanding.
UV	=	the unit value at the close of the last day in the 30-day or one-month.

Currently, Transamerica of New York may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the “free withdrawal amount” each year.

Total Returns

From time to time, Transamerica of New York also may quote in sales literature or advertisements, total returns, including average “standard” annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.

We must also disclose “non-standard” performance information along with “standard.” “Non-standard” average annual total returns for other periods of time may also be disclosed from time to time. For example, “non-standard” average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class; and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

TR = ((ERV/P)(1/N)) – 1

5

Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).
ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P	=	a hypothetical initial payment of $1,000.
N	=	the number of years in the period.

From time to time, Transamerica of New York also may quote in sales literature or advertisements “non-standard” Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such non-standard returns may also be quoted for other periods.

From time to time, Transamerica of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Transamerica of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

6

Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764	Tel: +1 515 243 2727 Fax: +1 515 362 7200

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Advisors Life Insurance Company of New York

We have audited the accompanying balance sheets of Transamerica Advisors Life Insurance Company of New York as of December 31, 2013 and 2012, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Advisors Life Insurance Company of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

March 27, 2014

A member firm of Ernst & Young Global Limited

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

BALANCE SHEETS

	December 31,
(dollars in thousands, except share data)	2013	2012
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2013 - $134,183; 2012 - $130,665)	$142,074	$146,927
Equity available-for-sale securities, at estimated fair value (cost: 2013 - $1,373; 2012 - $1,372)	1,402	1,521
Policy loans	49,662	53,132

Total investments	193,138	201,580

Cash and cash equivalents	28,773	24,402
Accrued investment income	2,820	2,931
Deferred policy acquisition costs	354	270
Deferred sales inducements	127	98
Value of business acquired	24,634	25,207
Goodwill	500	500
Other assets	2,093	2,762
Separate Accounts assets	551,306	526,437

Total Assets	$803,745	$784,187

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$97,211	$104,137
Future policy benefits	19,256	16,529
Claims and claims settlement expenses	1,826	1,777

Total policyholder liabilities and accruals	118,293	122,443

Checks not yet presented for payment	775	2,249
Derivative liabilities	27	—
Income taxes - net	5,357	5,146
Affiliated payables - net	444	407
Reinsurance payables - net	26	27
Payables for investments purchased - net	16	90
Other liabilities	833	1,582
Separate Accounts liabilities	551,306	526,437

Total Liabilities	677,077	658,381

Stockholder’s Equity
Common stock ($10 par value; 220,000 shares authorized, issued and outstanding)	2,200	2,200
Additional paid-in capital	128,638	128,638
Accumulated other comprehensive income, net of taxes	4,906	9,765
Retained deficit	(9,076)	(14,797)

Total Stockholder’s Equity	126,668	125,806

Total Liabilities and Stockholder’s Equity	$803,745	$784,187

See Notes to Financial Statements

2

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF INCOME

	For the Years Ended December 31,
(dollars in thousands)	2013	2012	2011
Revenues
Policy charge revenue	$12,496	$12,878	$13,975
Net investment income	9,200	9,257	10,033
Net realized investment gains (losses)
Other-than-temporary impairment losses on securities	—	—	(62)
Portion of other-than-temporary impairment losses recognized in other comprehensive income	—	—	62
Portion of other-than-temporary impairments previously recognized in other comprehensive income	—	(6)	(22)

Net other-than-temporary impairment losses on securities recognized in income	—	(6)	(22)
Net realized investment gains (losses), excluding other-than-temporary impairment losses on securities	741	(60)	1,115

Net realized investment gains (losses)	741	(66)	1,093

Net derivative losses	(1,139)	(917)	(521)

Total Revenues	21,298	21,152	24,580

Benefits and Expenses
Interest credited to policyholder liabilities	4,404	4,566	5,351
Policy benefits (net of reinsurance recoveries: 2013 - $0; 2012 - $245; 2011 - $132)	4,864	(108)	5,042
Reinsurance premium ceded	323	320	363
Amortization (accretion) of deferred policy acquisition costs	(84)	195	(97)
Amortization of value of business acquired	837	2,259	1,648
Insurance expenses and taxes	3,828	3,895	4,524

Total Benefits and Expenses	14,172	11,127	16,831

Income Before Taxes	7,126	10,025	7,749

Income Tax Expense	1,405	2,832	1,514

Net Income	$5,721	$7,193	$6,235

See Notes to Financial Statements

3

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
(dollars in thousands)	2013	2012	2011
Net Income	$5,721	$7,193	$6,235

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains arising during the period	(8,572)	4,204	3,922
Reclassification adjustment for (gains) losses included in net income	107	106	(355)

	(8,465)	4,310	3,567

Net unrealized other-than-temporary impairments on securities
Net unrealized other-than-temporary impairment losses arising during the period	—	—	(62)
Change in previously recognized unrealized other-than-temporary impairments	(26)	172	58
Reclassification adjustment for other-than-temporary impairments included in net income	—	6	22

	(26)	178	18

Adjustments
Policyholder liabilities	641	(640)	(369)
Value of business acquired	258	(99)	(405)
Deferred income taxes	2,733	(1,331)	(1,013)

	3,632	(2,070)	(1,787)

Total other comprehensive income (loss), net of taxes	(4,859)	2,418	1,798

Comprehensive Income	$862	$9,611	$8,033

See Notes to Financial Statements

4

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
(dollars in thousands)	2013	2012	2011
Common Stock	$2,200	$2,200	$2,200

Additional Paid-in Capital	$128,638	$128,638	$128,638

Accumulated Other Comprehensive Income
Balance at beginning of year	$9,765	$7,347	$5,549
Total other comprehensive income (loss), net of taxes	(4,859)	2,418	1,798

Balance at end of year	$4,906	$9,765	$7,347

Retained Deficit
Balance at beginning of year	$(14,797)	$(21,990)	$(3,225)
Net income	5,721	7,193	6,235
Cash dividend paid to AEGON USA, LLC	—	—	(25,000)

Balance at end of year	$(9,076)	$(14,797)	$(21,990)

Total Stockholder’s Equity	$126,668	$125,806	$116,195

See Notes to Financial Statements

5

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
(dollars in thousands)	2013	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$5,721	$7,193	$6,235
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Change in deferred policy acquisition costs	(84)	196	(102)
Change in deferred sales inducements	(29)	72	(37)
Change in value of business acquired	837	2,259	1,648
Change in benefit reserves	3,129	(1,916)	2,065
Change in income tax accruals	2,944	833	764
Change in claims and claims settlement expenses	49	(3,407)	1,825
Change in other operating assets and liabilities, net	(5)	1,775	(102)
Change in checks not yet presented for payment	(1,474)	670	96
Amortization of investments	256	134	248
Interest credited to policyholder liabilities	4,404	4,566	5,351
Net change in fixed maturity trading securities	—	(6)	9
Net realized investment (gains) losses	(741)	66	(1,093)
Net derivative losses	1,139	917	521

Net cash and cash equivalents provided by operating activities	16,146	13,352	17,428

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities	14,367	5,702	49,697
Maturities of available-for-sale securities	10,098	13,684	4,242
Purchases of available-for-sale securities	(27,505)	(12,709)	(54,710)
Sales of fixed maturity trading securities	—	144	1,148
Net settlements on futures contracts	(1,112)	(917)	(521)
Policy loans on insurance contracts, net	3,470	300	5,406

Net cash and cash equivalents provided by (used in) investing activities	(682)	6,204	5,262

CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	286	380	706
Policyholder withdrawals	(11,379)	(7,233)	(16,797)
Cash dividend paid to AEGON USA, LLC	—	—	(25,000)

Net cash and cash equivalents used in financing activities	(11,093)	(6,853)	(41,091)

Net increase (decrease) in cash and cash equivalents (1)	4,371	12,703	(18,401)
Cash and cash equivalents, beginning of year	24,402	11,699	30,100

Cash and cash equivalents, end of year	$28,773	$24,402	$11,699

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2013 - $0; 2012 - $0; 2011 - $0); interest paid (2013 - $0; 2012 - $0; 2011 - $1); income taxes paid (2013 - $1,520; 2012 - $2,000; 2011 - $750); and income taxes received (2013 - $3,060; 2012 - $0; 2011 - $0)

See Notes to Financial Statements

6

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in Thousands)

Note 1. Summary of Significant Accounting Policies

Basis of Presentation

Transamerica Advisors Life Insurance Company of New York (“TALICNY” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.

The Company is a life insurance company, who conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of New York and is currently licensed to sell insurance and annuities in nine states. Currently, the Company is not issuing new life insurance, variable annuity and market value adjusted annuity products.

Basis of Reporting

The accompanying financial statements have been prepared in conformity with United States generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below. It is the intention of the Company to merge with an affiliated life insurance company, Transamerica Financial Life Insurance Company, during the second half of 2014, at which time the Company will cease to exist.

Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. In the Statements of Income, derivatives activity has been reclassified from net realized investment gains (losses) and net investment income to a new line item called net derivative losses. This was done to present derivatives activity separate from other investment related results. In the Balance Sheets, a liability balance representing outstanding checks has been moved from the cash and cash equivalents line to a new line item called checks not yet presented for payment. These reclassifications have no effect on net income or stockholder’s equity of the prior period.

Accounting Estimates and Assumptions

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, goodwill, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments

Fixed maturity and equity securities

The Company’s investments consist principally of fixed maturity and equity securities that are classified as available-for-sale (“AFS”) which are reported at estimated fair value. In addition, the Company held fixed maturity securities which contain a conversion to equity feature, which is considered an embedded derivative. These fixed maturity securities have been classified as trading and are reported at estimated fair value. During 2012, the last of these securities converted so the Company no longer holds any of these securities as of December 31, 2013 and 2012. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. If broker quotes are not available then securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

7

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from third-party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities. Additionally, the Company performs back testing on a sample basis. Back testing involves selecting a sample of securities trades and comparing the prices in those transactions to prices used for financial reporting. Significant variances between the price used for financial reporting and the transaction price are investigated to explain the cause of the difference.

The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is obtained from a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. Monthly, the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market, as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is less than 1% of the fair value.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification.

Changes in the fair value of fixed maturity and equity securities deemed AFS are reported as a component of accumulated other comprehensive income (loss), net of taxes on the Balance Sheets and are not reflected in the Statements of Income until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary. Changes in fair value of fixed maturity securities deemed trading are reported as a component of net investment income.

Other-than-temporary impairments (“OTTI”)

The Company regularly reviews each investment in its fixed maturity and equity AFS securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e; company announcements, ratings agency announcements, or news wire services). For fixed maturity AFS securities, the Company also considers whether it is more likely than not that it will not be required to sell the debt security before its anticipated recovery. The factors that may give rise to a potential OTTI include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents managements’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For equity securities, once management determines a decline in the value of an AFS security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.

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For fixed maturity AFS securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security or b) more likely than not will be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For fixed maturity AFS securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non credit portion). The credit loss is recognized in earnings and the non credit loss is recognized in other comprehensive income (“OCI”), net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of available-for-sale debt securities for which non credit OTTI was previously recognized in OCI in OCI-OTTI.

Policy loans

Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

Derivative Instruments

Derivatives are used by the Company to manage risk associated with equity market risk or volatility. Freestanding derivatives are carried in the Balance Sheets at fair value. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivatives are reported in net derivative gains (losses) in the Statements of Income.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.

Checks Not Yet Presented for Payment

The Company’s checks not yet presented for payment consists of checks written that have not yet cleared the Company’s bank accounts. The majority of the Company’s bank accounts are zero balance accounts that are funded at the time items clear against the account; therefore, the outstanding checks represent immediately payable liabilities. Because the recipients of these checks have generally not yet received payment, the Company classifies the outstanding checks as a liability. Checks not yet presented for payment are classified in the cash flows from operating activities section of the Company’s Statement of Cash Flows.

Value of Business Acquired (“VOBA”), Deferred Policy Acquisition Costs (“DAC”) and Deferred Sales Inducements (“DSI”)

VOBA

VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Account performance, operating expenses, investment returns, and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. See Note 4 to the financial statements for further discussion.

DAC

The costs of acquiring business, principally commissions, certain expenses related to policy issuance, and certain variable sales expenses that relate to and vary with the production of new and renewal business are deferred and amortized based on the estimated future gross profits for a group of contracts. DAC are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

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DAC for variable annuities is amortized with interest over the anticipated lives of the insurance contracts in relation to the present values of estimated future gross profits from asset-based fees, guaranteed benefit rider fees, contract fees, and surrender charges, less a provision for guaranteed death and living benefit expenses, policy maintenance expenses, and non-capitalized commissions. Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

At December 31, 2013 and 2012, variable annuities accounted for the Company’s entire DAC asset. See Note 4 to the Financial Statements for further discussion.

DSI

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the DSI asset.

The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2013 and 2012, variable annuities accounted for the Company’s entire DSI asset. See Note 4 to the Financial Statements for further discussion.

Goodwill

Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. The Company performed annual tests of goodwill at December 31, 2013, 2012, and 2011 and determined there was no impairment of goodwill.

Separate Accounts

The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.

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Policyholder Account Balances

The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2013	2012
Interest-sensitive life products	4.00%	4.00%
Interest-sensitive deferred annuities	3.00% - 4.85%	3.00% - 4.85%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

Future Policy Benefits

The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities were in the range of 0.01% to 5.50% during 2013 and 2012. See Note 5 to the Financial Statements for further discussion.

Revenue Recognition

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.

Claims and Claims Settlement Expenses

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

Income Taxes

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date.

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Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.

Recent Accounting Guidance

Current Adoption of Recent Accounting Guidance

Accounting Standards Codification (“ASC”) 210, Balance Sheet

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-11, Disclosures about Offsetting Assets and Liabilities, which enhances disclosures about financial instruments and derivative instruments that are either offset on the statement of financial position or subject to an enforceable master netting arrangement or similar agreement. Entities are required to provide both net and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). The guidance is effective for annual reporting periods, and interim periods within those years, beginning on or after January 1, 2013. The disclosures required by this guidance should be applied retrospectively for all comparative periods presented. The Company adopted the guidance on January 1, 2013, which affects disclosures but did not impact the Company’s results of operations or financial position.

ASC 220, Comprehensive Income

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires an entity to provide information about significant items reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The guidance is effective prospectively for annual reporting periods, and interim periods within those years, beginning after December 15, 2012. The Company adopted the guidance on January 1, 2013, which affects disclosures but did not impact the Company’s results of operations or financial position.

ASC 740, Income Taxes

In July 2013, the FASB issued ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. The guidance requires that the liability related to certain unrecognized tax benefits should be offset against a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. The guidance is effective prospectively for annual reporting periods, and interim periods within those years, beginning after December 15, 2013, with early application permitted. The Company early adopted the guidance in the third quarter of 2013, which affects disclosures but did not impact the Company’s results of operations or financial position. See Note 6 to the Financial Statements for further discussion.

Accounting Guidance Adopted in 2012

ASC 944, Financial Services—Insurance

In October 2010, the FASB issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. An insurance entity may only capitalize incremental direct costs of contract acquisition, the portion of employees’ compensation directly related to time spent performing specified acquisition activities for a contract that has actually been acquired, other costs related directly to specified activities that would not have been incurred had the acquisition contract transaction not occurred, and advertising costs that meet capitalization criteria in other GAAP guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance prospectively on January 1, 2012. The only acquisition costs being capitalized are renewal commissions; therefore there was no change to the current practice of deferring costs. As a result, the adoption did not impact the Company’s results of operations or financial position.

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ASC 820, Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Some of the amendments represent clarifications of existing requirements. Other amendments change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company’s results of operations or financial position.

ASC 220, Comprehensive Income

•	In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to report components of comprehensive income in either a single, continuous statement of comprehensive income or two separate but consecutive statements. Under the two statement approach, the first statement would include components of net income and the second statement would include components of other comprehensive income (“OCI”).

Regardless of format, an entity is required to present items that are reclassified from OCI to net income in both net income and OCI. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company’s results of operations or financial position.

•	In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011- 05. This guidance defers the portion of ASU 2011-05 that requires an entity to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where OCI is presented, by component of OCI. The deferral is effective at the same time as ASU 2011-05, for fiscal years, and interim periods within those years, beginning after December 15, 2011.

ASC 350, Intangibles—Goodwill and Other

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which gives entities the option of performing a qualitative assessment to determine whether it is necessary to perform the two-step goodwill impairment test. If, after assessing qualitative factors, a company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the company does not need to perform further testing. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the company would have to perform the two step goodwill impairment test. The option is unconditional so it may be skipped in any reporting period and an entity may resume performing the qualitative assessment in any subsequent period. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning on or after December 15, 2011. The Company adopted the guidance on January 1, 2012. The adoption did not impact the Company’s results of operations or financial position.

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Note 2. Fair Value of Financial Instruments

Fair Value Measurements

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company recognizes transfers between levels at the beginning of the quarter.

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The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity available-for-sale (“AFS”) securities (a)
Corporate securities	$—	$97,147	$—	$97,147
Asset-backed securities	—	4,263	—	4,263
Commercial mortgage-backed securities	—	21,848	—	21,848
Residential mortgage-backed securities	—	4,780	—	4,780
Government and government agencies
United States	10,260	—	—	10,260
Foreign	2,411	1,365	—	3,776

Total fixed maturity AFS securities (a)	12,671	129,403	—	142,074
Equity securities - banking securities (a)	—	1,402	—	1,402
Cash equivalents (b)	—	28,297	—	28,297
Separate Accounts assets (c)	551,306	—	—	551,306

Total assets	$563,977	$159,102	$—	$723,079

Liabilities
Future policy benefits (embedded derivatives only) (d)	$—	$—	$(4,121)	$(4,121)
Derivative liabilities (e)	—	27	—	27

Total liabilities	$—	$27	$(4,121)	$(4,094)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity AFS securities (a)
Corporate securities	$—	$107,938	$—	$107,938
Asset-backed securities	—	4,196	—	4,196
Commercial mortgage-backed securities	—	21,942	—	21,942
Residential mortgage-backed securities	—	5,511	—	5,511
Government and government agencies
United States	3,359	—	—	3,359
Foreign	2,726	1,255	—	3,981

Total fixed maturity AFS securities (a)	6,085	140,842	—	146,927
Equity securities - banking securities (a)	—	1,521	—	1,521
Cash equivalents (b)	—	23,591	—	23,591
Separate Accounts assets (c)	526,437	—	—	526,437

Total assets	$532,522	$165,954	$—	$698,476

Liabilities
Future policy benefits (embedded derivatives only) (d)	$—	$—	$(7,778)	$(7,778)

Total liabilities	$—	$—	$(7,778)	$(7,778)

(a)	Securities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Level 1 securities primarily include highly liquid U.S. Treasury and U.S. government agency securities. Securities are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the asset or prices for similar assets. Securities are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 3 consists principally of fixed maturity securities whose fair value is estimated based on non-binding broker quotes.
(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.

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(c)	Separate Accounts assets are carried at the net asset value provided by the fund managers.
(d)	The Company issued contracts containing guaranteed minimum withdrawal benefit riders (“GMWB”) and obtained reinsurance on guaranteed minimum income benefit riders (“GMIB reinsurance”). GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host variable annuity contract. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rates and actuarial assumptions. Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.
(e)	Derivatives are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Derivatives are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the identical asset or prices for similar assets. Derivatives are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 2 derivatives include total return swaps for which the Company utilized readily accessible quoted index levels and broker quotes. Total return swaps are valued based on the change in the underlying equity index as of the last reset date.

During 2013 and 2012, there were no transfers between Level 1 and 2, respectively.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2013 and 2012:

	December 31,
Fixed maturity AFS securities	2013	2012
Balance at beginning of period (a)	$—	$1,098
Purchases	1,025	—
Transfers into Level 3	735	—
Transfers out of Level 3	(1,760)	(1,098)

Balance at end of period (a)	$—	$—

(a)	Recorded as a component of fixed maturity AFS securities in the Balance Sheets.

The change in Level 3 fixed maturity AFS securities at December 31, 2013 is due to the transfer from Level 3 to Level 2 of a commercial mortgage-backed security (“CMBS”), which was purchased during the first quarter of 2013. The transfer was due to the availability of market observable data from an external source. There was also an asset-backed security (“ABS”) that transferred from a Level 3 to a Level 2 due to the availability of market observable data from an external source. The decrease in the Level 3 fixed maturity AFS securities at December 31, 2012 was due to the increase in market activity and availability of market observable data (Level 2).

The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions. For GMWB, increases (decreases) in credit spread in isolation would result in a lower (higher) fair value measurement and increases (decreases) in volatility in isolation would result in a higher (lower) fair value measurement. Changes in the Company’s credit spread and volatility assumption have an inverse reaction for GMIB reinsurance, due to this reserve being an asset.

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The expected returns are based on risk-free rates, such as the current London Inter-Bank Offered Rate (“LIBOR”) forward curve. The credit spread, which is the most significant unobservable input, is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors). The credit spread was 45 basis points (“bps”) and 80 bps at December 31, 2013 and 2012, respectively.

For equity volatility, the Company uses a term structure assumption with market-based implied volatility inputs for the first five years and a long-term forward rate assumption of 25% thereafter. The volume of observable option trading from which volatilities are derived generally declines as the contracts’ term increases, therefore, the volatility curve grades from implied volatilities for five years to the ultimate rate. The resulting volatility assumption in year 20 for Standard & Poor’s 500 Composite Stock Price Index (“S&P”) (expressed as a spot rate) was 23.9% at December 31, 2013 and 24.4% at December 31, 2012. Correlations of market returns across underlying indices are based on historical market returns and their inter-relationships over a number of years preceding the valuation date. Assumptions regarding policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data as required.

The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2013 and 2012:

	December 31, 2013		December 31, 2012
		GMIB		GMIB
	GMWB	Reinsurance	GMWB	Reinsurance
Balance at beginning of period (b)	$1,150	$(8,928)	$2,776	$(9,132)
Changes in interest rates (a)	(757)	2,485	(3)	(733)
Changes in equity markets (a)	(579)	2,567	(782)	883
Other (a)	94	(153)	(841)	54

Balance at end of period (b)	$(92)	$(4,029)	$1,150	$(8,928)

(a)	Recorded as a component of policy benefits in the Statements of Income.
(b)	Recorded as a component of future policy benefits in the Balance Sheets.

During 2013, the change in GMWB and GMIB reinsurance reserves was primarily driven by increased interest rates, updated policyholder behavior assumptions and favorable equity market performance. During 2012, the change in the GMWB and GMIB reinsurance reserves was primarily driven by updated policyholder behavior assumptions, decrease in risk neutral rates, change in volatility and favorable equity market performance.

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The following table provides a summary of the quantitative inputs and assumptions of the Company’s Level 3 liabilities at December 31, 2013 and 2012:

	December 31,
	2013
	Estimated			Range
Description	Fair Value	Valuation Techniques	Unobservable Inputs	(Weighted Average)
Liabilities
Future policy benefits (embedded derivatives) - GMWB	$(92)	Discounted cash flow	Own credit risk	45 bps
			Long-term volatility	25%
Future policy benefits (embedded derivatives) - GMIB Reinsurance	(4,029)	Discounted cash flow	Own credit risk	45 bps
			Long-term volatility	25%

Total liabilities	$(4,121)

	December 31,
	2012
	Estimated			Range
Description	Fair Value	Valuation Techniques	Unobservable Inputs	(Weighted Average)
Liabilities
Future policy benefits (embedded derivatives) - GMWB	$1,150	Discounted cash flow	Own credit risk	80 bps
			Long-term volatility	25%
Future policy benefits (embedded derivatives) - GMIB Reinsurance	(8,928)	Discounted cash flow	Own credit risk	80 bps
			Long-term volatility	25%

Total liabilities	$(7,778)

The following table provides the estimated fair value of the Company’s assets not carried at fair value on the Balance Sheets at December 31, 2013 and 2012:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Policy loans (a)	$—	$49,662	$—	$49,662

Total assets	$—	$49,662	$—	$49,662

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Policy loans (a)	$—	$53,132	$—	$53,132

Total assets	$—	$53,132	$—	$53,132

(a)	Policy loans are stated at unpaid principal balance. Fair value is estimated as equal to the book value of the loan.

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Note 3. Investments

Fixed Maturity and Equity Securities

The amortized cost/cost and estimated fair value of investments in fixed maturity and equity securities at December 31, 2013 and 2012 were:

	December 31, 2013
		Gross Unrealized		Estimated
	Amortized		Losses/	Fair
	Cost/Cost	Gains	OTTI (1)	Value
Fixed maturity AFS securities
Corporate securities	$90,579	$7,043	$(475)	$97,147
Asset-backed securities	4,254	24	(15)	4,263
Commercial mortgage-backed securities	20,457	1,620	(229)	21,848
Residential mortgage-backed securities	4,545	235	—	4,780
Government and government agencies
United States	10,764	132	(636)	10,260
Foreign	3,584	279	(87)	3,776

Total fixed maturity AFS securities	$134,183	$9,333	$(1,442)	$142,074

Equity securities - banking securities	$1,373	$32	$(3)	$1,402

Total equity securities	$1,373	$32	$(3)	$1,402

	December 31, 2012
		Gross Unrealized		Estimated
	Amortized		Losses/	Fair
	Cost/Cost	Gains	OTTI (1)	Value
Fixed maturity AFS securities
Corporate securities	$96,052	$11,924	$(37)	$107,939
Asset-backed securities	4,166	33	(3)	4,196
Commercial mortgage-backed securities	19,175	2,767	—	21,942
Residential mortgage-backed securities	5,143	379	(11)	5,511
Government and government agencies
United States	2,957	401	—	3,358
Foreign	3,172	809	—	3,981

Total fixed maturity AFS securities	$130,665	$16,313	$(51)	$146,927

Equity securities - banking securities	$1,372	$153	$(4)	$1,521

Total equity securities	$1,372	$153	$(4)	$1,521

(1)	Subsequent unrealized gains (losses ) on other-than-temporary (“OTTI”) securities are included in OCI-OTTI.

Excluding investments in U.S. government and government agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

19

The amortized cost and estimated fair value of fixed maturity AFS securities by investment grade at December 31, 2013 and 2012 were:

	December 31, 2013		December 31, 2012
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Investment grade	$126,116	$133,887	$124,715	$140,554
Below investment grade	8,067	8,187	5,950	6,373

Total fixed maturity AFS securities	$134,183	$142,074	$130,665	$146,927

At December 31, 2013 and 2012, the estimated fair value of fixed maturity securities rated BBB- were $3,888 and $2,375, respectively, which is the lowest investment grade rating given by S&P. Below investment grade securities are speculative and are subject to significantly greater risks related to the creditworthiness of the issuers and the liquidity of the market for such securities. The Company closely monitors such investments.

The amortized cost and estimated fair value of fixed maturity AFS securities at December 31, 2013 and 2012 by contractual maturities were:

	December 31, 2013		December 31, 2012
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Fixed maturity AFS securities
Due in one year or less	$3,013	$3,083	$4,801	$4,894
Due after one year through five years	47,494	51,727	36,530	39,966
Due after five years through ten years	42,779	43,991	51,164	58,570
Due after ten years	11,641	12,382	9,686	11,849

	104,927	111,183	102,181	115,279
Mortgage-backed securities and other asset-backed securities	29,256	30,891	28,484	31,648

Total fixed maturity AFS securities	$134,183	$142,074	$130,665	$146,927

In the preceding table, fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The company did not hold any trading securities during the year ended 2013. During 2012 and 2011, there was $6 and $29, respectively, of investment income on fixed maturity trading securities recorded in net investment income in the Statements of Income. During 2012 and 2011 there was $59 and ($35), respectively, of income (loss) recognized from the change in the fair value on fixed maturity trading securities recorded in net investment income in the Statements of Income. The Company recognized gains (losses) of ($53) and $25, respectively, during 2012 and 2011 on the conversion of fixed maturity trading securities to preferred stock.

The Company had investment securities with an estimated fair value of $949 and $993 that were deposited with insurance regulatory authorities at December 31, 2013 and 2012, respectively.

20

Unrealized Gains (Losses) on Fixed Maturity and Equity Securities

The Company’s investments in fixed maturity and equity securities classified as AFS are carried at estimated fair value with unrealized gains and losses included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.

The estimated fair value and gross unrealized losses and OTTI of fixed maturity and equity AFS securities aggregated by length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012 were as follows:

	December 31, 2013
			Gross
			Unrealized
	Estimated	Amortized	Losses and
	Fair Value	Cost/Cost	OTTI (1)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$6,192	$6,384	$(192)
Asset-backed securities	1,449	1,456	(7)
Commercial mortgage-backed securities	821	823	(2)
Government and government agencies - United States	1,000	1,028	(28)
Equity securities - banking securities	77	80	(3)

Total fixed maturity and equity securities	9,539	9,771	(232)

Greater than six months but less than or equal to one year
Fixed maturity AFS securities
Corporate securities	3,921	4,202	(281)
Asset-backed securities	955	962	(7)
Commercial mortgage-backed securities	2,788	3,015	(227)
Government and government agencies
United States	7,214	7,822	(608)
Foreign	800	887	(87)

Total fixed maturity and equity securities	15,678	16,888	(1,210)

Greater than one year
Fixed maturity AFS securities
Corporate securities	246	248	(2)
Asset-backed securities	404	405	(1)
Residential mortgage-backed securities	6	6	—

Total fixed maturity and equity securities	656	659	(3)

Total fixed maturity and equity securities	$25,873	$27,318	$(1,445)

21

	December 31, 2012
			Gross
			Unrealized
	Estimated	Amortized	Losses and
	Fair Value	Cost/Cost	OTTI (1)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$573	$574	$(1)
Asset-backed securities	1,855	1,857	(2)

Total fixed maturity and equity securities	2,428	2,431	(3)

Greater than six months but less than or equal to one year
Fixed maturity AFS securities
Corporate securities	240	248	(8)
Residential mortgage-backed securities	22	24	(2)

Total fixed maturity and equity securities	262	272	(10)

Greater than one year
Fixed maturity AFS securities
Corporate securities	760	788	(28)
Asset-backed securities	752	753	(1)
Residential mortgage-backed securities	441	450	(9)
Equity securities - banking securities	76	80	(4)

Total fixed maturity and equity securities	2,029	2,071	(42)

Total fixed maturity and equity securities	$4,719	$4,774	$(55)

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

The total number of securities in an unrealized loss position was 39 and 13 at December 31, 2013 and 2012, respectively.

At December 31, 2013 and 2012 there were no securities where the fair value had declined below amortized cost by greater than 20%.

Unrealized gains (losses) incurred during the years ended December 31, 2013 and 2012 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. If the Company has the intent to sell or it is more likely than not that the Company will be required to sell these securities prior to the anticipated recovery of the amortized cost, securities are written down to fair value. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to discounted cash flows. As the remaining unrealized losses in the portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired.

22

The components of net unrealized gains (losses) and OTTI included in accumulated other comprehensive income, net of taxes, at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
Assets
Fixed maturity securities	$7,891	$16,262
Equity securities	29	149
Value of business acquired	(373)	(632)

	7,547	15,779

Liabilities
Policyholder account balances	—	(640)
Income taxes - deferred	(2,641)	(5,374)

	(2,641)	(6,014)

Stockholder’s equity
Accumulated other comprehensive income, net of taxes	$4,906	$9,765

The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes.

Policy Loans

Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. The estimated fair value of the policy loans at December 31, 2013 and 2012 was $49,662 and $53,132, respectively. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

Derivative Instruments

The Company uses derivatives to manage the capital market risk associated with the GMWB. S&P futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. Net settlements on the futures contracts occur daily. At December 31, 2013 and 2012, the Company had short futures contracts with a notional value of $4,603 and $3,550, respectively. Realized losses on settlement of these futures were ($1,112) and ($917) for the periods ended December 31, 2013 and 2012, respectively. These losses have been recorded in net derivative losses in the Statements of Income.

During 2013, the Company entered into total return swaps which are based on the S&P. The Company uses total return swaps to hedge equity risk. At December 31, 2013, the Company had total return swaps with a notional value of $1,081 and a net fair value of ($27). The Company recognized ($27) of losses from the change in fair value, which have been recorded in net derivative losses in the Statements of Income.

In addition, in order to trade futures, the Company is required to post collateral to an exchange (sometimes referred to as margin). The fair value of collateral posted in relation to the futures margin was $329 and $349 as of December 31, 2013 and 2012, respectively.

Offsetting of Financial Instruments

The Company has derivative instruments that are subject to master netting agreements. These agreements include provisions to setoff positions with the same counterparties in the event of default by one of the parties. As of December 31, 2013, the Company only had derivatives in a liability position. Therefore, there are no derivatives subject to offsetting. As of December 31, 2012, the Company did not have any open derivative positions.

23

Net Investment Income

Net investment income by source for the years ended December 31 was as follows:

	2013	2012	2011
Fixed maturity AFS securities	$6,768	$6,742	$7,314
Fixed maturity trading securities	—	12	19
Equity securities	84	81	58
Policy loans	2,535	2,575	2,792
Cash and cash equivalents	24	39	51
Other	2	7	5

Gross investment income	9,413	9,456	10,239
Less: investment expenses	(213)	(199)	(206)

Net investment income	$9,200	$9,257	$10,033

Realized Investment Gains (Losses)

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds and gross realized investment gains (losses) from the sale of AFS securities for the years ended December 31 were as follows:

	2013	2012	2011
Proceeds	$14,367	$5,702	$49,697
Gross realized investment gains	903	213	1,151
Gross realized investment losses	(168)	(275)	(14)

Proceeds on AFS securities sold at a realized loss	3,963	3,205	21,630

Net realized investment gains (losses) for the years ended December 31 were as follows:

	2013	2012	2011
Fixed maturity AFS securities	$735	$(68)	$1,116
Associated amortization of VOBA	6	2	(23)

Net realized investment gains (losses)	$741	$(66)	$1,093

OTTI

If management determines that a decline in the value of an AFS equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For debt securities, the manner in which an OTTI is recorded depends on whether management intends to sell a security or it is more likely than not that it will be required to sell a security in an unrealized loss position before its anticipated recovery. If management intends to sell or more likely than not will be required to sell the debt security before recovery, the OTTI is recognized in earnings for the difference between amortized cost and fair value. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss is recognized in earnings at an amount equal to the difference between the amortized cost of the debt security and the present value of the security’s anticipated cash flows, and a non credit loss is recognized in OCI for any difference between the fair value and the net present value of the debt security at the impairment measurement date.

24

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts for the years ended December 31:

	December 31,
	2013	2012
Balance at beginning of period	$31	$36
Additional credit loss impairments recognized in the current period on securities previously impaired through other comprehensive income	—	6
Accretion of credit loss impairments previously recognized	(23)	(11)

Balance at end of period	$8	$31

The components of OTTI reflected in the Statements of Income for the years ended December 31 were as follows:

	2013	2012	2011
Gross OTTI losses on securities	$—	$6	$84
Net OTTI loss recognized in OCI	—	—	62

Net OTTI losses recognized in income	$—	$6	$22

During 2013, the Company did not incur any impairment losses. During 2012 and 2011 impairment losses recognized in income were the result of the Company impairing a previously OCI impaired holding of a 2005 vintage residential mortgage-backed security (“RMBS”) due to adverse changes in cash flows.

Note 4. VOBA, DAC, and DSI

VOBA

VOBA reflects the estimated fair value of in force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience. The long-term growth rate assumption for the amortization of VOBA, DAC and DSI was 8% at December 31, 2013 and 9% at December 31, 2012 and 2011.

The change in the carrying amount of VOBA for the years ended December 31 was as follows:

	2013	2012
Balance at beginning of period	$25,207	$27,563
Amortization expense	(1,607)	(2,440)
Unlocking	770	181
Adjustment related to realized gains on investments and OTTI	6	2
Adjustment related to unrealized gains and OTTI on investments	258	(99)

Balance at end of period	$24,634	$25,207

During 2013 the decrease in VOBA was primarily driven by regular amortization due to positive gross profits while updated policyholder behavior assumptions resulted in favorable unlocking as compared to 2012.

25

The estimated future amortization of VOBA from 2014 to 2018 is as follows:

2014	$2,690
2015	2,145
2016	2,047
2017	1,939
2018	1,834

DAC and DSI

The change in the carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2012	$466	$170
Amortization expense	(338)	(123)
Unlocking	142	51

Balance, December 31, 2012	270	98
Accretion expense	87	31
Unlocking	(3)	(2)

Balance, December 31, 2013	$354	$127

The increase in DAC and DSI in 2013 was primarily driven by positive gross profits resulting in increased accretion expense when compared to 2012.

Note 5. Variable Contracts Containing Guaranteed Benefits

Variable Annuity Contracts Containing Guaranteed Benefits

Prior to 2009, the Company issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a guaranteed minimum income benefit (“GMIB”) and a GMWB. Information regarding the general characteristics of each guaranteed benefit type is provided below:

•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years from contract issue that must elapse before the GMIB provision can be exercised.

•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

26

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

	GMDB	GMIB	GMWB
2013
Net amount at risk (a)	$14,563	$422	$2,909
Average attained age of contract owners	72	67	77
Weighted average period remaining until expected annuitization	n/a	1.3 yrs	n/a

2012
Net amount at risk (a)	$27,425	$588	$4,037
Average attained age of contract owners	71	66	77
Weighted average period remaining until expected annuitization	n/a	2.2 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the difference between the maximum amount payable under the guarantee and the contract owners’ account balance at the Balance Sheet date.

The Company records liabilities for contracts containing GMDB and GMIB as a component of future policy benefits in the Balance Sheets and changes in the liabilities are included as a component of policy benefits in the Statements of Income. The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.

The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2012	$876	$4,779
Guaranteed benefits incurred	1,667	906
Guaranteed benefits paid	(265)	—
Unlocking	(826)	(2,015)

Balance, December 31, 2012	1,452	3,670
Guaranteed benefits incurred	1,506	748
Guaranteed benefits paid	(230)	—
Unlocking	(1,487)	(937)

Balance, December 31, 2013	$1,241	$3,481

The change in reserve was primarily driven by updated policyholder assumptions during 2013 and a decrease in the long-term equity growth rate assumption along with Separate Account returns exceeding expectations when compared to 2012.

27

At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

				Money
	Equity	Bond	Balanced	Market	Total
2013
GMDB only	$136,823	$45,643	$36,375	$11,627	$230,468
GMDB and GMIB	71,632	19,906	21,532	2,235	115,305
GMDB and GMWB	8,794	2,979	3,685	11	15,469
GMWB only	8,308	2,701	3,011	75	14,095
GMIB only	6,061	915	1,171	3	8,150
No guaranteed benefit	1,803	894	1,341	136	4,174

Total	$233,421	$73,038	$67,115	$14,087	$387,661

2012
GMDB only	$119,918	$51,462	$35,361	$8,985	$215,726
GMDB and GMIB	66,079	21,424	24,493	2,619	114,615
GMDB and GMWB	8,118	2,384	4,182	28	14,712
GMWB only	8,000	2,232	3,787	70	14,089
GMIB only	4,914	649	1,301	53	6,917
No guaranteed benefit	907	881	1,784	130	3,702

Total	$207,936	$79,032	$70,908	$11,885	$369,761

Variable Life Contracts Containing Guaranteed Benefits

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2013	2012
Balanced	$79,786	$75,102
Equity	53,789	45,163
Bond	17,365	21,694
Money Market	12,705	14,717

Total	$163,645	$156,676

Note 6. Income Taxes

The effective tax rate was 20%, 28%, and 20% for the years ended December 31, 2013, 2012, and 2011, respectively. Differences between the effective rate and the U.S. statutory rate of 35% principally were the result of Separate Accounts dividends-received deduction (“DRD”), and tax return adjustments.

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The Company provides for federal income taxes based on amounts it believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the realization of certain tax deductions and credits.

Specific estimates include the realization of dividend-received deductions (“DRD”) and foreign tax credits (“FTC”). A portion of the Company’s investment income related to Separate Accounts business qualifies for the DRD and FTC. Information necessary to calculate these tax adjustments is typically not available until the following year. However, within the current year’s provision, management makes estimates regarding the future tax deductibility of these items. These estimates are primarily based on recent historic experience.

28

The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	2013	2012	2011
Provisions for income taxes computed at Federal statutory rate (35%)	$2,494	$3,507	$2,712
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(770)	(630)	(840)
Tax credits	(34)	(62)	(68)
Tax goodwill amortization	(79)	(82)	—
Provision to return adjustment	(231)	88	(138)
Unrecognized tax benefits	25	11	(174)
Other	—	—	22

Federal income tax provision	$1,405	$2,832	$1,514

Effective tax rate	20%	28%	20%

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes.

Deferred tax assets and liabilities at December 31 were as follows:

	December 31,
	2013	2012
Deferred tax assets
DAC	$4,451	$5,465
Tax VOBA	461	—
Policyholder account balances	10,675	—
Tax credits	2,009	936
Net operating and capital loss carryforward	—	3,212
Intangible assets	2,306	2,585
Liability for guaranty fund assessments	23	70
Other	225	1,424

Total deferred tax assets	20,150	13,692
Deferred tax liabilities
VOBA	8,622	8,307
DAC	168	—
Investment adjustments	15,216	8,841
Policyholder account balances	—	4,520

Total deferred tax liabilities	24,006	21,668

Total net deferred tax liability	$(3,856)	$(7,976)

The provision for income tax expense (benefit) consists of the following for the years ended:

	2013	2012	2011
Current federal income tax expense (benefit)	$2,792	$183	$(150)
Deferred federal income tax expense (benefit)	(1,387)	2,649	1,664

Total income tax expense	$1,405	$2,832	$1,514

29

The provision for income tax receivable (payable) consists of the following for the periods ending December 31, 2013 and 2012:

	December 31,
	2013	2012
Current federal income tax receivable (payable)	$(1,501)	$2,830
Deferred federal income tax payable	(3,856)	(7,976)

Total income tax payable	$(5,357)	$(5,146)

At December 31, 2013 and 2012, the Company did not have a tax valuation allowance for deferred tax assets. A tax valuation allowance was not deemed necessary as management determined that it is more likely than not that the deferred tax assets will be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment.

The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined there were tax benefits of $265 (gross $757) and $240 (gross $686) that should not be recognized at December 31, 2013 and 2012, respectively, which primarily relates to uncertainty regarding the sustainability of certain deductions taken on the 2012, 2011, 2010, 2009, and 2008 U.S. Federal income tax returns. To the extent these unrecognized tax benefits are ultimately recognized, they will not impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The components of the change in the unrecognized tax benefits were as follows:

	December 31,
	2013	2012
Balance at beginning of period	$240	$229
Additions for tax positions of prior years	25	11

Balance at end of period	$265	$240

At December 31, 2013 there was no operating loss carryforward for federal income tax purposes. At December 31, 2012, the Company had an operating loss carryforward for federal income tax purposes of $8,490 (net of the ASC 740 reduction of $686), with a carryforward period of fifteen years that expire at various dates up to 2026. The Company has a foreign tax credit carryforward at December 31, 2013 and 2012 of $523 and $565, respectively, with a carryforward period of ten years that will expire at various dates up to 2023. Also, the Company has an Alternative Minimum Tax credit carryforward for federal income tax purposes of $1,487 and $371 at December 31, 2013 and 2012 with an indefinite carryforward period.

The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. These amounts are included in insurance expenses and taxes on the Statements of Income. The Company has not incurred or recognized any penalties or interest expense in its financial statements at December 31, 2013, 2012 and 2011, respectively.

Effective January 1, 2013 for federal income tax purposes, the Company joined in a consolidated income tax return filing with AUSA, and indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Separate Company income taxes relating to net operating losses and tax credits that are not settled under the tax sharing agreement are settled through capital contributions or return of capital to AUSA. There were no capital contributions or return of capital in 2013 or 2012. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service.

The Company filed a separate federal income tax return for the years 2008 through 2012, but no examination by the Internal Revenue Service has commenced. A tax return has not yet been filed for 2013.

30

Note 7. Accumulated Other Comprehensive Income

The following table presents the change in accumulated other comprehensive income by component for the period ended December 31, 2013:

Unrealized Holding Gains
(Losses) on
AFS Securities (a)
Beginning balance	$9,765
Other comprehensive loss before reclassifications	(4,928)
Amounts reclassified from accumulated other comprehensive income	69

Net current period other comprehensive loss	(4,859)

Ending balance	$4,906

(a)	All amounts are net of taxes.

The following table presents the reclassifications out of accumulated other comprehensive income for the period ended December 31, 2013:

Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement Where Net Income is Presented
Unrealized holding gains (losses) on AFS securities
Available-for-sale securities	$(107)	Net realized investment gains (losses)

	(107)	Total before tax
	(38)	Tax benefit

	$(69)	Net of tax

Note 8. Stockholder’s Equity and Statutory Accounting Principles

The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioners (“NAIC”) statutory accounting principles as a component of prescribed or permitted practices by the State of New York.

The Company’s statutory net income (loss) for the years ended December 31, 2013, 2012 and 2011 was $18,895, $18,842 and ($13,012), respectively.

Statutory capital and surplus at December 31, 2013 and 2012 was $92,450 and $77,462, respectively. At December 31, 2013 and 2012 there was $9,245 and $7,746, respectively of stockholder’s equity available for dividend distribution that would not require approval by the New York Insurance Department. During 2013 and 2012, the Company did not pay any dividends to AUSA or receive any capital contribution from AUSA.

The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. At December 31, 2013 and 2012, based on the RBC formula, the Company’s total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

A financial exam of the Company has been performed by the state, for the period January 1, 2005 through December 31, 2009, and was completed on April 21, 2011. The Report on Examination – Financial Condition, as of December 31, 2009, was adopted by the New York Insurance Department and made an official record on June 24, 2011. There were no changes to the Company’s financial statements as a result of the exam.

31

Note 9. Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2013 and 2012, reinsurance payables were $26 and $27, respectively. The Company did not have a reinsurance reserve at December 31, 2013 and 2012.

At December 31, 2013, the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other		assumed to
	amount	companies	companies	Net amount	net
Life insurance inforce	$347,234	$1,190	$1,341	$347,385	0.39%

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. At December 31, 2013, 50% and 7% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. At December 31, 2012, 53% and 7% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

Note 10. Related Party Transactions

At December 31, 2013, the Company had the following related party agreements in effect:

The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2013, 2012 and 2011, the Company incurred $649, $689 and $562, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2013, 2012 and 2011, the Company incurred $164, $143 and $205, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.

Transamerica Capital, Inc. provides underwriting and distribution services for the Company under an underwriting agreement. During 2013, 2012 and 2011, the Company incurred $2,128, $2,165 and $2,506, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under multiple service agreements. During 2013, 2012 and 2011, the Company incurred $17, $16 and $17, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. During 2013, 2012 and 2011, the Company received $83, $73 and $79 in revenue under these agreements, respectively. Revenue attributable to this agreement is included in policy charge revenue.

32

The Company has a service agreement with Western Reserve Life Assurance Co. of Ohio (“WRL”) whereby WRL will perform specified administrative functions in connection with the operation of the Company except to the extent that the services are performed for the Company by another party. During 2013, 2012 and 2011, the Company incurred $757, $681 and $698, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.

Note 11. Commitments and Contingencies

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2013 and 2012, the Company’s estimated liability for future guaranty fund assessments was $270 and $285, respectively. In addition, the Company has a receivable for future premium tax deductions of $167 and $89 at December 31, 2013 and 2012, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

Note 12. Segment Information

In reporting to management, the Company’s operating results are categorized into two business segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

33

The following tables summarize each business segment’s contribution to select Statements of Income information for the years ended December 31:

		Life
	Annuity	Insurance	Total
2013
Net revenues (a)	$11,257	$5,637	$16,894
Amortization (accretion) of VOBA	(96)	933	837
Policy benefits (net of reinsurance recoveries)	3,357	1,507	4,864
Income tax expense	894	511	1,405
Net income	3,964	1,757	5,721

2012
Net revenues (a)	$10,968	$5,618	$16,586
Amortization of VOBA	1,666	593	2,259
Policy benefits (net of reinsurance recoveries)	(1,881)	1,773	(108)
Income tax expense	2,131	701	2,832
Net income	5,508	1,685	7,193

2011
Net revenues (a)	$13,064	$6,165	$19,229
Amortization (accretion) of VOBA	(453)	2,101	1,648
Policy benefits (net of reinsurance recoveries)	2,829	2,213	5,042
Income tax expense (benefit)	1,634	(120)	1,514
Net income	5,207	1,028	6,235

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.

The following tables represent select Balance Sheet information at December 31:

		Total
	Total	Policyholder
	Assets	Liabilities
2013
Annuity	$559,156	$61,673
Life Insurance	244,589	56,620

Total	$803,745	$118,293

2012
Annuity	$544,306	$62,538
Life Insurance	239,881	59,905

Total	$784,187	$122,443

34

FINANCIAL STATEMENTS

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Years Ended December 31, 2013 and 2012

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2013 and 2012

The Board of Directors and Contract Owners

Of ML of New York Variable Annuity Separate Account D

Transamerica Advisors Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Advisors Life Insurance Company of New York ML of New York Variable Annuity Separate Account D (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2013, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Advisors Life Insurance Company of New York ML of New York Variable Annuity Separate Account D, at December 31, 2013, the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 21, 2014

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AllianceBernstein Discovery Value Class A Shares	7,107.188	$122,199	$151,810	$(1)	$151,809	7,142	$20.929384	$21.715234
AllianceBernstein Growth and Income Class A Shares	23,854.092	91,241	127,381	—	127,381	5,338	23.865266	23.865266
AllianceBernstein International Value Class A Shares	5,155.580	68,790	69,136	—	69,136	10,132	6.753494	6.940086
AllianceBernstein Large Cap Growth Class A Shares	7,511.947	176,899	285,679	1	285,680	11,433	24.987246	24.987246
AllianceBernstein Value Class A Shares	6,510.660	52,681	85,094	(1)	85,093	6,447	13.199613	13.695436
AllianzGI NFJ Dividend Value Class A Shares	13,960.072	167,133	221,965	—	221,965	19,211	11.413455	11.728651
AllianzGI NFJ Mid-Cap Value Class A Shares	12,065.746	214,117	286,923	—	286,923	9,085	16.091815	31.582059
AllianzGI NFJ Small-Cap Value Class A Shares	32,525.884	736,676	1,078,558	1	1,078,559	31,950	22.544545	35.185022
American Century Equity Income A Class	42,239.275	333,510	362,413	10	362,423	16,813	15.687757	21.985518
American Century Ultra® A Class	—	—	—	—	—	—	16.151569	16.758093
American Funds - Bond Fund of America Class F -1 Shares	38,700.030	466,715	479,880	126	480,006	40,543	11.714371	12.154501
American Funds - EuroPacific Growth Fund® Class F -1 Shares	8,193.163	320,742	399,826	1	399,827	20,588	19.156261	19.875985
American Funds - Growth Fund of America® Class F -1 Shares	38,866.375	974,125	1,661,149	3	1,661,152	87,932	18.703882	19.406744
American Funds - Income Fund of America® Class F -1 Shares	22,550.151	358,497	464,533	3	464,536	27,951	16.449287	17.067359
American Funds - Investment Company of America® Class F -1 Shares	7,583.450	200,472	277,782	3	277,785	16,290	16.718583	17.346870
American Funds - The Bond Fund of America Class A Shares	101,670.044	1,174,586	1,260,709	—	1,260,709	86,280	14.611873	14.611873
American Funds - The Growth Fund of America® Class A Shares	117,228.188	3,576,226	5,040,812	—	5,040,812	186,241	27.066054	27.066054
American Funds - The Income Fund of America® Class A Shares	119,173.939	2,042,090	2,460,942	16	2,460,958	104,006	23.661746	23.661746
American Funds - The Investment Company of America Class A Shares	92,296.015	2,810,484	3,387,264	40	3,387,304	144,916	23.374189	23.374189
BlackRock Basic Value Investor A Shares	49,590.782	1,308,028	1,512,519	9	1,512,528	62,657	16.901642	25.263476
BlackRock Capital Appreciation Investor A Shares	141,257.137	3,313,608	3,861,970	34	3,862,004	199,268	17.327680	21.829430
BlackRock Global Allocation Investor A Shares	305,913.505	5,780,665	6,525,135	—	6,525,135	292,077	18.062673	28.465103
BlackRock Global Opportunities Investor A Shares	6,738.921	71,770	98,927	—	98,927	6,751	14.653442	14.789008
BlackRock Global SmallCap Investor A Shares	4,971.692	119,967	137,418	(1)	137,417	6,427	21.175838	21.970942
BlackRock High Yield Bond Investor A Shares	126,618.191	999,180	1,039,535	27	1,039,562	82,708	12.524359	12.640249
BlackRock International Investor A Shares	2,405.169	28,914	36,462	—	36,462	2,932	12.410151	12.528793
BlackRock International Index Investor A Shares	7,977.656	102,818	103,869	—	103,869	6,821	15.214867	15.786288
BlackRock Large Cap Core Investor A Shares	18,733.437	208,455	304,044	—	304,044	18,384	16.402176	17.018019
BlackRock Large Cap Growth Investor A Shares	33,961.069	378,811	457,116	—	457,116	26,203	17.373853	18.026198
BlackRock Large Cap Value Investor A Shares	22,822.130	304,616	470,136	1	470,137	30,126	15.576761	16.161602
BlackRock Low Duration Bond Investor A Shares	1,527.666	14,830	14,895	6	14,901	1,467	10.154280	10.254470
BlackRock S&P 500 Stock Investor A Shares	9,259.707	1,730,819	2,055,285	2	2,055,287	172,467	11.889022	11.922385
BlackRock Small Cap Index Investor A Shares	—	—	—	—	—	—	18.732740	19.436200
BlackRock Total Return Investor A Shares	26,403.578	291,470	301,001	6	301,007	23,308	12.267960	13.597762
BlackRock U.S. Government Bond Investor A Shares	201,705.877	2,170,938	2,091,690	2	2,091,692	208,818	9.931237	10.029231
BlackRock Value Opportunities Investor A Shares	35,115.796	652,635	1,050,665	—	1,050,665	42,518	17.382175	28.658609
Cohen & Steers Realty Income Class A Shares	5,871.377	60,834	77,561	4	77,565	4,999	15.385483	15.963352
Columbia Acorn International Class A Shares	43,841.834	1,825,627	2,044,345	7	2,044,352	157,927	12.813325	13.167163
Columbia Acorn USA Class A Shares	29,538.368	766,559	1,008,735	—	1,008,735	51,800	19.234523	19.957247
Columbia Marsico Growth Class A Shares	5,773.136	133,103	142,943	—	142,943	10,082	13.972071	14.415430
Columbia Mid Cap Growth Class A Shares	—	—	—	—	—	—	12.117388	12.249942
Columbia Select Smaller-Cap Value Class A Shares	63,818.211	1,137,116	1,358,690	9	1,358,699	40,709	33.375868	33.375868

See accompanying notes.

2

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Davis New York Venture Class A Shares	78,950.724	$2,671,977	$3,269,349	$(1)	$3,269,348	162,764	$16.033825	$23.578728
Delaware Smid Cap Growth Class A Shares	8,065.092	180,923	250,260	3	250,263	13,714	18.072514	18.306039
Dreyfus Appreciation Investor Shares	25,678.756	1,056,370	1,346,337	—	1,346,337	82,486	16.139104	16.745207
Eaton Vance Floating-Rate Class A Shares	2,350.072	22,220	22,326	(1)	22,325	1,777	12.564360	13.036459
Eaton Vance Large-Cap Value Class A Shares	89,991.464	1,743,269	2,151,696	(1)	2,151,695	180,530	11.788217	12.113777
Federated Equity Income Class A Shares	2,576.540	58,502	61,476	(56)	61,420	5,158	11.906670	11.940098
Federated Kaufmann Class A Shares	81,488.058	427,387	501,966	(4)	501,962	26,139	19.153916	19.873389
Fidelity Advisor® Equity Growth Class A Shares	3,677.680	229,575	306,682	—	306,682	13,620	17.122343	22.516197
Fidelity Advisor® Overseas Class A Shares	3,153.140	43,224	71,166	—	71,166	2,900	24.536162	24.536162
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	1,562.132	36,262	45,755	—	45,755	1,689	27.096112	27.096112
Franklin Templeton Foreign Class A Shares	885,964.363	6,085,154	7,362,364	13	7,362,377	360,971	17.563709	25.117910
Franklin Templeton Growth Class A Shares	10,305.550	169,050	257,330	(2)	257,328	15,022	15.282544	22.740836
Invesco American Franchise Fund Class A Shares	815.848	12,647	13,796	4	13,800	1,214	11.368403	11.368403
Invesco Charter Class A Shares	53,381.625	957,922	1,166,922	13	1,166,935	73,037	15.977412	15.977412
Invesco Comstock Class A Shares	221,724.772	3,740,863	5,270,398	(2)	5,270,396	269,726	16.857928	27.078113
Invesco Equity and Income Class A Shares	24,896.662	231,557	265,398	8	265,406	11,651	22.779425	22.779425
Invesco Mid Cap Core Equity Class A Shares	2,996.802	70,387	75,519	4	75,523	4,289	17.312861	17.963066
Invesco Mid Cap Growth Class A Shares	12,138.758	278,978	454,596	—	454,596	28,350	16.035299	16.035299
Invesco Value Opportunities Class A Shares	2,677.973	33,685	37,331	—	37,331	27,071	1.379012	1.393465
Janus Enterprise Class A Shares	648.017	43,277	52,450	1	52,451	2,330	22.410359	22.814322
Janus Forty Class A Shares	2,009.800	80,028	82,683	1	82,684	5,266	15.604011	16.034892
JPMorgan Multi-Cap Market Neutral Class A Shares	8,256.818	82,364	81,990	—	81,990	9,105	8.955939	9.240078
JPMorgan Small Cap Growth Class A Shares	2,569.291	34,477	37,075	—	37,075	2,214	16.688312	17.149196
Lord Abbett Affiliated Class A Shares	2,029.277	25,882	31,596	1	31,597	2,132	14.516087	15.061370
Lord Abbett Bond-Debenture Class A Shares	62,076.583	483,103	505,924	7	505,931	26,999	16.287742	21.970114
Lord Abbett Mid Cap Stock Class A Shares	62,516.429	885,823	1,456,008	(1)	1,456,007	68,591	16.388642	24.792620
Managers Cadence Capital Appreciation Investor Class	666.295	11,748	15,165	—	15,165	1,259	11.858674	12.234998
MFS® Growth Class A Shares	572.933	31,880	37,476	1	37,477	2,308	16.235931	16.235931
MFS® Mid Cap Growth Class A Shares	101,791.974	987,728	1,390,478	16	1,390,494	61,947	22.446482	22.446482
MFS® Research International Class A Shares	78,409.702	1,179,200	1,401,965	5	1,401,970	56,699	24.726451	24.726451
Oppenheimer Capital Appreciation Class A Shares	980.723	42,468	58,716	(1)	58,715	3,944	14.614937	15.163841
Oppenheimer Flexible Strategies Class A Shares	1,102.709	26,188	28,196	—	28,196	1,767	15.959248	15.959248
Oppenheimer Global Class A Shares	3,610.061	209,638	284,401	—	284,401	10,022	28.377979	28.377979
Oppenheimer Main Street Class A Shares	2,177.289	46,071	105,511	1	105,512	4,824	16.523636	21.872766
Oppenheimer Main Street Small- & Mid-Cap Class A Shares	1,171.096	31,664	35,882	—	35,882	1,855	19.274671	19.998300
PIMCO CommodityRealReturn Strategy Class A Shares	117,464.641	830,838	635,484	(1)	635,483	66,118	9.461646	9.817275
PIMCO Low Duration Class A Shares	250,282.498	2,602,614	2,585,418	2	2,585,420	216,607	11.806751	12.132695
PIMCO Real Return Class A Shares	153,950.772	1,827,860	1,688,840	(4)	1,688,836	128,187	12.984584	13.472459
PIMCO Total Return Class A Shares	1,132,601.705	12,601,428	12,107,512	52	12,107,564	793,493	14.296293	16.118707
Pioneer Class A Shares	446.874	15,620	17,509	—	17,509	1,069	16.075048	16.678735
Pioneer Emerging Markets Class A Shares	8,628.745	201,273	206,227	(6)	206,221	19,863	10.260333	10.586036
Pioneer High Yield Class A Shares	29,653.507	304,767	316,403	2	316,405	19,281	16.403017	17.019220

See accompanying notes.

3

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Pioneer Real Estate Shares Class A Shares	7,910.874	$212,880	$194,291	$—	$194,291	15,661	$12.375531	$12.666578
Pioneer Select Mid Cap Growth Class A Shares	1,878.992	50,660	73,469	—	73,469	3,864	19.014522	19.350967
Putnam Fund for Growth and Income Class A Shares	2,389.539	38,980	47,456	3	47,459	2,259	21.005955	21.005955
Putnam International Equity Class A Shares	5,910.212	102,698	144,446	(1)	144,445	6,718	21.500183	21.500183
Putnam Voyager Class A Shares	21,366.550	442,056	671,764	7	671,771	29,436	22.821428	22.821428
Ready Assets Prime Money	549,573.366	549,573	549,573	56	549,629	54,098	9.952900	10.326914
TA Diversified Equity Class A Shares	133,595.105	1,816,720	2,390,016	3	2,390,019	183,358	12.994474	13.092908
TA Flexible Income Class A Shares	—	—	—	—	—	—	1.290956	1.312279
TA Growth Opportunities Class A Shares	158,519.467	1,497,498	1,767,492	1	1,767,493	114,808	15.276762	15.635802
TA Small/Mid Cap Value Class A Shares	81,484.384	2,055,833	2,285,637	—	2,285,637	138,794	16.313159	16.696626

See accompanying notes.

4

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
AllianceBernstein Discovery Value Class A Shares	$249,683	$773	$3,720	$(2,947)	$10,695	$30,814	$41,509	$(1,233)	$40,276	$37,329	$(55,784)	$(18,455)	$231,228
AllianceBernstein Growth and Income Class A Shares	106,406	1,012	1,528	(516)	—	1,047	1,047	16,487	17,534	17,018	64,716	81,734	188,140
AllianceBernstein International Value Class A Shares	56,269	1,880	875	1,005	—	(3,950)	(3,950)	10,090	6,140	7,145	(942)	6,203	62,472
AllianceBernstein Large Cap Growth Class A Shares	239,484	—	3,446	(3,446)	—	5,429	5,429	39,007	44,436	40,990	(15,214)	25,776	265,260
AllianceBernstein Value Class A Shares	173,406	3,151	3,073	78	—	2,128	2,128	20,183	22,311	22,389	(2,332)	20,057	193,463
AllianzGI NFJ Dividend Value Class A Shares	141,647	3,944	2,362	1,582	—	(6,493)	(6,493)	22,595	16,102	17,684	11,578	29,262	170,909
AllianzGI NFJ Mid-Cap Value Class A Shares	350,502	5,716	4,634	1,082	—	15,869	15,869	28,813	44,682	45,764	(95,445)	(49,681)	300,821
AllianzGI NFJ Small-Cap Value Class A Shares	1,169,287	13,564	14,102	(538)	61,529	76,256	137,785	(39,178)	98,607	98,069	(249,198)	(151,129)	1,018,158
American Century Equity Income A Class	465,154	10,283	6,143	4,140	4,019	26,118	30,137	7,685	37,822	41,962	(118,505)	(76,543)	388,611
American Century Ultra® A Class	—	—	—	—	—	—	—	—	—	—	—	—	—
American Funds - Bond Fund of America Class F -1 Shares	816,238	19,257	11,124	8,133	—	25,814	25,814	(1,944)	23,870	32,003	(158,060)	(126,057)	690,181
American Funds - EuroPacific Growth Fund® Class F -1 Shares	552,465	7,299	6,893	406	—	(11,850)	(11,850)	80,049	68,199	68,605	(187,327)	(118,722)	433,743
American Funds - Growth Fund of America® Class F -1 Shares	1,447,038	11,871	22,133	(10,262)	—	92,963	92,963	163,090	256,053	245,791	(247,071)	(1,280)	1,445,758
American Funds - Income Fund of America® Class F -1 Shares	711,235	22,063	9,008	13,055	—	(50,925)	(50,925)	89,113	38,188	51,243	(234,114)	(182,871)	528,364
American Funds - Investment Company of America® Class F -1 Shares	425,341	8,381	5,304	3,077	4,476	(7,544)	(3,068)	45,533	42,465	45,542	(142,371)	(96,829)	328,512
American Funds - The Bond Fund of America Class A Shares	1,951,624	49,879	25,029	24,850	—	38,854	38,854	21,737	60,591	85,441	(212,036)	(126,595)	1,825,029
American Funds - The Growth Fund of America® Class A Shares	4,932,782	42,275	67,768	(25,493)	—	61,444	61,444	858,992	920,436	894,943	(704,271)	190,672	5,123,454
American Funds - The Income Fund of America® Class A Shares	2,762,289	104,840	35,866	68,974	—	(53,332)	(53,332)	260,084	206,752	275,726	(394,966)	(119,240)	2,643,049
American Funds - The Investment Company of America Class A Shares	2,991,243	74,873	40,912	33,961	42,392	(23,193)	19,199	355,525	374,724	408,685	(296,179)	112,506	3,103,749
BlackRock Basic Value Investor A Shares	1,951,740	33,376	25,970	7,406	118,839	12,577	131,416	82,671	214,087	221,493	(460,590)	(239,097)	1,712,643
BlackRock Capital Appreciation Investor A Shares	5,990,336	11,693	85,188	(73,495)	—	437,028	437,028	395,022	832,050	758,555	(1,084,204)	(325,649)	5,664,687

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
BlackRock Global Allocation Investor A Shares	$6,826,325	$80,853	$97,012	$(16,159)	$—	$64,727	$64,727	$510,956	$575,683	$559,524	$(645,734)	$(86,210)	$6,740,115
BlackRock Global Opportunities Investor A Shares	53,141	608	930	(322)	—	118	118	6,898	7,016	6,694	(466)	6,228	59,369
BlackRock Global SmallCap Investor A Shares	91,303	2,839	1,528	1,311	—	(233)	(233)	12,359	12,126	13,437	(863)	12,574	103,877
BlackRock High Yield Bond Investor A Shares	378,580	25,581	6,303	19,278	1,647	2,796	4,443	34,574	39,017	58,295	(3,835)	54,460	433,040
BlackRock International Investor A Shares	47,742	371	726	(355)	—	30	30	5,733	5,763	5,408	(16,605)	(11,197)	36,545
BlackRock International Index Investor A Shares	76,121	2,554	1,331	1,223	—	(433)	(433)	11,639	11,206	12,429	(736)	11,693	87,814
BlackRock Large Cap Core Investor A Shares	231,349	4,255	3,847	408	—	(3,371)	(3,371)	31,388	28,017	28,425	(10,432)	17,993	249,342
BlackRock Large Cap Growth Investor A Shares	458,314	9,656	8,141	1,515	30,657	8,818	39,475	15,949	55,424	56,939	7,871	64,810	523,124
BlackRock Large Cap Value Investor A Shares	424,729	7,441	6,129	1,312	—	(25,559)	(25,559)	64,775	39,216	40,528	(93,141)	(52,613)	372,116
BlackRock Low Duration Bond Investor A Shares	14,791	322	248	74	15	2	17	368	385	459	(126)	333	15,124
BlackRock Small Cap Index Investor A Shares	—	—	—	—	—	—	—	—	—	—	—	—	—
BlackRock Total Return Investor A Shares	344,165	12,702	4,942	7,760	—	4,798	4,798	14,971	19,769	27,529	(25,557)	1,972	346,137
BlackRock U.S. Government Bond Investor A Shares	1,716,472	25,335	23,190	2,145	—	7,142	7,142	10,578	17,720	19,865	490,136	510,001	2,226,473
BlackRock Value Opportunities Investor A Shares	958,804	—	13,433	(13,433)	—	(35,258)	(35,258)	157,496	122,238	108,805	(109,857)	(1,052)	957,752
Cohen & Steers Realty Income Class A Shares	72,607	1,354	1,224	130	—	736	736	10,000	10,736	10,866	(4,141)	6,725	79,332
Columbia Acorn International Class A Shares	1,345,291	21,852	22,680	(828)	—	(12,606)	(12,606)	277,722	265,116	264,288	(100,398)	163,890	1,509,181
Columbia Acorn USA Class A Shares	667,474	2,774	10,458	(7,684)	55,178	47,523	102,701	14,022	116,723	109,039	(68,171)	40,868	708,342
Columbia Marsico Growth Class A Shares	124,823	337	2,009	(1,672)	—	10,221	10,221	5,473	15,694	14,022	(29,656)	(15,634)	109,189
Columbia Mid Cap Growth Class A Shares	—	—	—	—	—	—	—	—	—	—	—	—	—
Columbia Select Smaller-Cap Value Class A Shares	594,370	—	7,698	(7,698)	16,185	6,807	22,992	64,934	87,926	80,228	(98,685)	(18,457)	575,913
Davis New York Venture Class A Shares	3,424,121	38,292	42,998	(4,706)	112,152	113,301	225,453	140,864	366,317	361,611	(863,237)	(501,626)	2,922,495

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
Delaware Smid Cap Growth Class A Shares	$450,113	$—	$5,677	$(5,677)	$25,433	$27,314	$52,747	$(690)	$52,057	$46,380	$(111,927)	$(65,547)	$384,566
Dreyfus Appreciation Investor Shares	1,664,610	24,155	23,101	1,054	—	81,778	81,778	59,418	141,196	142,250	(326,871)	(184,621)	1,479,989
Eaton Vance Floating-Rate Class A Shares	13,363	489	171	318	—	565	565	(103)	462	780	(11,967)	(11,187)	2,176
Eaton Vance Large-Cap Value Class A Shares	2,323,915	35,574	31,795	3,779	—	29,196	29,196	275,663	304,859	308,638	(691,753)	(383,115)	1,940,800
Federated Kaufmann Class A Shares	216,844	—	3,559	(3,559)	17,464	9,811	27,275	9,107	36,382	32,823	(23,100)	9,723	226,567
Fidelity Advisor® Equity Growth Class A Shares	270,607	—	4,324	(4,324)	—	5,105	5,105	32,137	37,242	32,918	75,195	108,113	378,720
Fidelity Advisor® Overseas Class A Shares	56,409	828	798	30	136	124	260	10,274	10,534	10,564	(7,932)	2,632	59,041
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	37,817	216	512	(296)	66	(1,060)	(994)	7,888	6,894	6,598	(8,954)	(2,356)	35,461
Franklin Templeton Foreign Class A Shares	6,511,163	140,377	93,204	47,173	—	(48,418)	(48,418)	1,055,224	1,006,806	1,053,979	(1,255,113)	(201,134)	6,310,029
Franklin Templeton Growth Class A Shares	336,161	6,083	4,730	1,353	—	(32,980)	(32,980)	88,023	55,043	56,396	(64,157)	(7,761)	328,400
Invesco Charter Class A Shares	893,779	9,242	12,432	(3,190)	—	24,138	24,138	69,855	93,993	90,803	(166,085)	(75,282)	818,497
Invesco Comstock Class A Shares	5,029,017	74,159	67,892	6,267	—	155,409	155,409	629,333	784,742	791,009	(1,453,781)	(662,772)	4,366,245
Invesco Equity and Income Class A Shares	561,008	10,804	6,894	3,910	—	40,579	40,579	13,097	53,676	57,586	(217,340)	(159,754)	401,254
Invesco Mid Cap Core Equity Class A Shares	55,286	249	815	(566)	3,491	581	4,072	962	5,034	4,468	(11,739)	(7,271)	48,015
Invesco Mid Cap Growth Class A Shares	293,956	—	4,481	(4,481)	—	5,425	5,425	27,215	32,640	28,159	33,549	61,708	355,664
Invesco Value Opportunities Class A Shares	25,736	281	468	(187)	31	86	117	4,110	4,227	4,040	(1,244)	2,796	28,532
Janus Enterprise Class A Shares	21,713	—	733	(733)	2,057	1,693	3,750	1,661	5,411	4,678	34,917	39,595	61,308
Janus Forty Class A Shares	64,613	426	1,406	(980)	—	4,097	4,097	11,896	15,993	15,013	30,357	45,370	109,983
JPMorgan Multi-Cap Market Neutral Class A Shares	102,292	—	1,556	(1,556)	—	(167)	(167)	214	47	(1,509)	(1,848)	(3,357)	98,935
JPMorgan Small Cap Growth Class A Shares	19,799	—	287	(287)	935	850	1,785	544	2,329	2,042	(10,549)	(8,507)	11,292
Lord Abbett Affiliated Class A Shares	21,563	384	334	50	—	90	90	2,923	3,013	3,063	(193)	2,870	24,433

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
Lord Abbett Bond-Debenture Class A Shares	$700,778	$41,129	$9,438	$31,691	$—	$8,573	$8,573	$36,342	$44,915	$76,606	$(154,403)	$(77,797)	$622,981
Lord Abbett Mid Cap Stock Class A Shares	1,593,531	10,143	21,354	(11,211)	—	(19,370)	(19,370)	223,710	204,340	193,129	(240,216)	(47,087)	1,546,444
Managers Cadence Capital Appreciation Investor Class	13,054	99	197	(98)	—	(246)	(246)	1,519	1,273	1,175	(835)	340	13,394
MFS® Growth Class A Shares	3,647	—	53	(53)	—	42	42	579	621	568	(189)	379	4,026
MFS® Mid Cap Growth Class A Shares	1,037,655	—	13,387	(13,387)	—	43,381	43,381	115,155	158,536	145,149	(185,750)	(40,601)	997,054
MFS® Research International Class A Shares	1,905,957	31,277	24,014	7,263	—	10,377	10,377	240,975	251,352	258,615	(508,284)	(249,669)	1,656,288
Oppenheimer Capital Appreciation Class A Shares	47,438	301	708	(407)	—	1,624	1,624	4,413	6,037	5,630	(4,614)	1,016	48,454
Oppenheimer Flexible Strategies Class A Shares	46,207	—	400	(400)	—	1,589	1,589	(211)	1,378	978	(20,873)	(19,895)	26,312
Oppenheimer Global Class A Shares	245,431	2,756	3,453	(697)	457	2,765	3,222	44,201	47,423	46,726	(14,862)	31,864	277,295
Oppenheimer Main Street Class A Shares	134,261	1,134	1,592	(458)	—	11,188	11,188	8,303	19,491	19,033	(46,390)	(27,357)	106,904
Oppenheimer Main Street Small- & Mid-Cap Class A Shares	18,668	42	259	(217)	—	2,070	2,070	327	2,397	2,180	(15,519)	(13,339)	5,329
PIMCO CommodityRealReturn Strategy Class A Shares	711,683	15,009	11,605	3,404	7,886	15,454	23,340	983	24,323	27,727	34,340	62,067	773,750
PIMCO Low Duration Class A Shares	700,225	32,032	18,333	13,699	15,429	2,648	18,077	14,418	32,495	46,194	816,738	862,932	1,563,157
PIMCO Real Return Class A Shares	1,047,897	38,577	22,992	15,585	40,416	34,997	75,413	12,100	87,513	103,098	711,534	814,632	1,862,529
PIMCO Total Return Class A Shares	10,651,179	472,247	171,616	300,631	302,716	177,296	480,012	189,183	669,195	969,826	1,989,704	2,959,530	13,610,709
Pioneer Class A Shares	14,260	189	212	(23)	3,186	131	3,317	(2,128)	1,189	1,166	(1,096)	70	14,330
Pioneer Emerging Markets Class A Shares	221,113	955	3,326	(2,371)	938	3,744	4,682	18,884	23,566	21,195	(20,011)	1,184	222,297
Pioneer High Yield Class A Shares	178,385	9,777	3,060	6,717	—	1,683	1,683	14,732	16,415	23,132	(15,118)	8,014	186,399
Pioneer Real Estate Shares Class A Shares	19,520	277	246	31	—	2,534	2,534	(32)	2,502	2,533	(15,925)	(13,392)	6,128
Pioneer Select Mid Cap Growth Class A Shares	34,184	—	600	(600)	—	244	244	2,026	2,270	1,670	(330)	1,340	35,524
Putnam Fund for Growth and Income Class A Shares	32,419	387	384	3	—	3,254	3,254	1,406	4,660	4,663	(21,558)	(16,895)	15,524

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
Putnam International Equity Class A Shares	$261,065	$2,259	$3,032	$(773)	$—	$(50,022)	$(50,022)	$99,563	$49,541	$48,768	$(75,455)	$(26,687)	$234,378
Putnam Voyager Class A Shares	1,436,763	15,737	18,572	(2,835)	—	24,448	24,448	172,786	197,234	194,399	(432,776)	(238,377)	1,198,386
Ready Assets Prime Money	1,151,977	—	9,315	(9,315)	18	—	18	—	18	(9,297)	(489,004)	(498,301)	653,676
TA Diversified Equity Class A Shares(1)	—	—	45,102	(45,102)	—	35,439	35,439	53,822	89,261	44,159	3,180,422	3,224,581	3,224,581
TA Flexible Income Class A Shares	—	—	—	—	—	—	—	—	—	—	—	—	—
TA Growth Opportunities Class A Shares	1,276,017	4,050	21,107	(17,057)	14,210	(49,482)	(35,272)	155,240	119,968	102,911	83,380	186,291	1,462,308
TA Small/Mid Cap Value Class A Shares	472,866	2,318	7,551	(5,233)	—	(2,217)	(2,217)	70,843	68,626	63,393	(5,228)	58,165	531,031

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
AllianceBernstein Discovery Value Class A Shares	$231,228	$316	$2,524	$(2,208)	$13,059	$55,347	$68,406	$(15,572)	$52,834	$50,626	$(130,045)	$(79,419)	$151,809
AllianceBernstein Growth and Income Class A Shares	188,140	757	1,841	(1,084)	—	56,856	56,856	(15,406)	41,450	40,366	(101,125)	(60,759)	127,381
AllianceBernstein International Value Class A Shares	62,472	3,122	961	2,161	—	(5,130)	(5,130)	14,955	9,825	11,986	(5,322)	6,664	69,136
AllianceBernstein Large Cap Growth Class A Shares	265,260	—	3,430	(3,430)	11,798	22,180	33,978	47,823	81,801	78,371	(57,951)	20,420	285,680
AllianceBernstein Value Class A Shares	193,463	855	2,007	(1,152)	—	54,367	54,367	(15,811)	38,556	37,404	(145,774)	(108,370)	85,093
AllianzGI NFJ Dividend Value Class A Shares	170,909	4,477	2,914	1,563	—	(136)	(136)	44,752	44,616	46,179	4,877	51,056	221,965
AllianzGI NFJ Mid-Cap Value Class A Shares	300,821	2,507	4,261	(1,754)	—	52,723	52,723	33,587	86,310	84,556	(98,454)	(13,898)	286,923
AllianzGI NFJ Small-Cap Value Class A Shares	1,018,158	11,249	14,434	(3,185)	107,692	121,245	228,937	58,325	287,262	284,077	(223,676)	60,401	1,078,559
American Century Equity Income A Class	388,611	8,974	5,734	3,240	21,616	72,560	94,176	(26,292)	67,884	71,124	(97,312)	(26,188)	362,423
American Century Ultra® A Class	—	—	—	—	—	—	—	—	—	—	—	—	—
American Funds - Bond Fund of America Class F -1 Shares	690,181	14,485	9,392	5,093	—	16,095	16,095	(43,858)	(27,763)	(22,670)	(187,505)	(210,175)	480,006
American Funds - EuroPacific Growth Fund® Class F -1 Shares	433,743	3,546	6,429	(2,883)	—	35,351	35,351	41,385	76,736	73,853	(107,769)	(33,916)	399,827
American Funds - Growth Fund of America® Class F -1 Shares	1,445,758	4,329	23,976	(19,647)	102,016	120,471	222,487	231,509	453,996	434,349	(218,955)	215,394	1,661,152
American Funds - Income Fund of America® Class F -1 Shares	528,364	17,496	8,097	9,399	—	25,947	25,947	45,754	71,701	81,100	(144,928)	(63,828)	464,536
American Funds - Investment Company of America® Class F -1 Shares	328,512	5,742	4,890	852	19,783	48,482	68,265	23,381	91,646	92,498	(143,225)	(50,727)	277,785
American Funds - The Bond Fund of America Class A Shares	1,825,029	34,911	19,711	15,200	—	88,982	88,982	(156,239)	(67,257)	(52,057)	(512,263)	(564,320)	1,260,709
American Funds - The Growth Fund of America® Class A Shares	5,123,454	14,856	66,771	(51,915)	296,899	343,858	640,757	837,802	1,478,559	1,426,644	(1,509,286)	(82,642)	5,040,812
American Funds - The Income Fund of America® Class A Shares	2,643,049	84,372	32,870	51,502	—	(15,336)	(15,336)	362,745	347,409	398,911	(581,002)	(182,091)	2,460,958
American Funds - The Investment Company of America Class A Shares	3,103,749	56,964	41,796	15,168	215,722	22,138	237,860	614,225	852,085	867,253	(583,698)	283,555	3,387,304
BlackRock Basic Value Investor A Shares	1,712,643	17,978	22,285	(4,307)	167,887	132,187	300,074	220,033	520,107	515,800	(715,915)	(200,115)	1,512,528
BlackRock Capital Appreciation Investor A Shares	5,664,687	—	65,624	(65,624)	539,485	780,565	1,320,050	(18,967)	1,301,083	1,235,459	(3,038,142)	(1,802,683)	3,862,004

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
BlackRock Global Allocation Investor A Shares	$6,740,115	$76,268	$93,059	$(16,791)	$275,869	$175,707	$451,576	$352,549	$804,125	$787,334	$(1,002,314)	$(214,980)	$6,525,135
BlackRock Global Opportunities Investor A Shares	59,369	—	1,198	(1,198)	—	502	502	19,133	19,635	18,437	21,121	39,558	98,927
BlackRock Global SmallCap Investor A Shares	103,877	848	1,839	(991)	13,575	121	13,696	21,759	35,455	34,464	(924)	33,540	137,417
BlackRock High Yield Bond Investor A Shares	433,040	33,209	8,756	24,453	13,474	5,063	18,537	5,636	24,173	48,626	557,896	606,522	1,039,562
BlackRock International Investor A Shares	36,545	542	556	(14)	—	981	981	5,723	6,704	6,690	(6,773)	(83)	36,462
BlackRock International Index Investor A Shares	87,814	2,225	1,558	667	—	(108)	(108)	16,254	16,146	16,813	(758)	16,055	103,869
BlackRock Large Cap Core Investor A Shares	249,342	—	4,286	(4,286)	—	(129)	(129)	79,362	79,233	74,947	(20,245)	54,702	304,044
BlackRock Large Cap Growth Investor A Shares	523,124	—	7,348	(7,348)	30,202	55,545	85,747	43,196	128,943	121,595	(187,603)	(66,008)	457,116
BlackRock Large Cap Value Investor A Shares	372,116	—	6,932	(6,932)	—	2,650	2,650	116,483	119,133	112,201	(14,180)	98,021	470,137
BlackRock Low Duration Bond Investor A Shares	15,124	270	247	23	—	2	2	(125)	(123)	(100)	(123)	(223)	14,901
BlackRock S&P 500 Stock Investor A Shares(1)	—	22,222	17,879	4,343	—	11,408	11,408	324,466	335,874	340,217	1,715,070	2,055,287	2,055,287
BlackRock Small Cap Index Investor A Shares	—	—	—	—	—	—	—	—	—	—	—	—	—
BlackRock Total Return Investor A Shares	346,137	10,529	4,616	5,913	—	15,800	15,800	(26,484)	(10,684)	(4,771)	(40,359)	(45,130)	301,007
BlackRock U.S. Government Bond Investor A Shares	2,226,473	38,186	26,972	11,214	11,232	1,305	12,537	(103,916)	(91,379)	(80,165)	(54,616)	(134,781)	2,091,692
BlackRock Value Opportunities Investor A Shares	957,752	—	13,994	(13,994)	—	88,333	88,333	273,480	361,813	347,819	(254,906)	92,913	1,050,665
Cohen & Steers Realty Income Class A Shares	79,332	1,579	1,282	297	3,203	1,225	4,428	(2,343)	2,085	2,382	(4,149)	(1,767)	77,565
Columbia Acorn International Class A Shares	1,509,181	45,673	27,779	17,894	80,517	35,510	116,027	188,355	304,382	322,276	212,895	535,171	2,044,352
Columbia Acorn USA Class A Shares	708,342	—	12,943	(12,943)	81,855	73,884	155,739	86,026	241,765	228,822	71,571	300,393	1,008,735
Columbia Marsico Growth Class A Shares	109,189	—	1,854	(1,854)	25,354	20,190	45,544	(7,322)	38,222	36,368	(2,614)	33,754	142,943
Columbia Mid Cap Growth Class A Shares	—	—	—	—	—	—	—	—	—	—	—	—	—
Columbia Select Smaller-Cap Value Class A Shares	575,913	—	11,298	(11,298)	88,826	38,554	127,380	212,850	340,230	328,932	453,854	782,786	1,358,699

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
Davis New York Venture Class A Shares	$2,922,495	$16,028	$44,784	$(28,756)	$364,499	$196,746	$561,245	$374,206	$935,451	$906,695	$(559,842)	$346,853	$3,269,348
Delaware Smid Cap Growth Class A Shares	384,566	—	4,297	(4,297)	9,450	70,572	80,022	29,608	109,630	105,333	(239,636)	(134,303)	250,263
Dreyfus Appreciation Investor Shares	1,479,989	25,814	22,184	3,630	—	159,361	159,361	82,000	241,361	244,991	(378,643)	(133,652)	1,346,337
Eaton Vance Floating-Rate Class A Shares	2,176	394	179	215	—	16	16	21	37	252	19,897	20,149	22,325
Eaton Vance Large-Cap Value Class A Shares	1,940,800	25,985	31,678	(5,693)	88,368	140,989	229,357	275,068	504,425	498,732	(287,837)	210,895	2,151,695
Federated Equity Income Class A Shares(1)	—	310	371	(61)	2,611	103	2,714	2,974	5,688	5,627	55,793	61,420	61,420
Federated Kaufmann Class A Shares	226,567	—	6,322	(6,322)	63,362	22,524	85,886	50,510	136,396	130,074	145,321	275,395	501,962
Fidelity Advisor® Equity Growth Class A Shares	378,720	—	4,634	(4,634)	—	86,015	86,015	20,994	107,009	102,375	(174,413)	(72,038)	306,682
Fidelity Advisor® Overseas Class A Shares	59,041	562	816	(254)	250	464	714	15,703	16,417	16,163	(4,038)	12,125	71,166
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	35,461	9	531	(522)	—	47	47	10,828	10,875	10,353	(59)	10,294	45,755
Franklin Templeton Foreign Class A Shares	6,310,029	96,534	95,248	1,286	256,687	139,492	396,179	1,175,235	1,571,414	1,572,700	(520,352)	1,052,348	7,362,377
Franklin Templeton Growth Class A Shares	328,400	3,110	4,362	(1,252)	—	1,874	1,874	73,752	75,626	74,374	(145,446)	(71,072)	257,328
Invesco American Franchise Fund Class A Shares(1)	—	12	50	(38)	535	28	563	1,149	1,712	1,674	12,126	13,800	13,800
Invesco Charter Class A Shares	818,497	10,222	12,334	(2,112)	48,798	34,816	83,614	144,404	228,018	225,906	122,532	348,438	1,166,935
Invesco Comstock Class A Shares	4,366,245	67,208	71,478	(4,270)	—	370,890	370,890	1,048,148	1,419,038	1,414,768	(510,617)	904,151	5,270,396
Invesco Equity and Income Class A Shares	401,254	7,175	5,284	1,891	13,622	88,149	101,771	(18,042)	83,729	85,620	(221,468)	(135,848)	265,406
Invesco Mid Cap Core Equity Class A Shares	48,015	—	903	(903)	6,339	1,061	7,400	7,745	15,145	14,242	13,266	27,508	75,523
Invesco Mid Cap Growth Class A Shares	355,664	—	5,221	(5,221)	10,782	13,295	24,077	102,160	126,237	121,016	(22,084)	98,932	454,596
Invesco Value Opportunities Class A Shares	28,532	372	550	(178)	—	6,963	6,963	1,677	8,640	8,462	337	8,799	37,331
Janus Enterprise Class A Shares	61,308	—	976	(976)	2,675	9,431	12,106	4,216	16,322	15,346	(24,203)	(8,857)	52,451
Janus Forty Class A Shares	109,983	637	1,422	(785)	14,331	19,908	34,239	(10,462)	23,777	22,992	(50,291)	(27,299)	82,684

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
JPMorgan Multi-Cap Market Neutral Class A Shares	$98,935	$—	$1,316	$(1,316)	$—	$(1,142)	$(1,142)	$4,380	$3,238	$1,922	$(18,867)	$(16,945)	$81,990
JPMorgan Small Cap Growth Class A Shares	11,292	—	289	(289)	3,386	339	3,725	3,138	6,863	6,574	19,209	25,783	37,075
Lord Abbett Affiliated Class A Shares	24,433	587	406	181	—	6,491	6,491	730	7,221	7,402	(238)	7,164	31,597
Lord Abbett Bond-Debenture Class A Shares	622,981	28,998	7,636	21,362	10,448	13,148	23,596	(9,636)	13,960	35,322	(152,372)	(117,050)	505,931
Lord Abbett Mid Cap Stock Class A Shares	1,546,444	5,109	22,575	(17,466)	—	214,030	214,030	212,877	426,907	409,441	(499,878)	(90,437)	1,456,007
Managers Cadence Capital Appreciation Investor Class	13,394	65	206	(141)	—	(25)	(25)	3,732	3,707	3,566	(1,795)	1,771	15,165
MFS® Growth Class A Shares	4,026	—	210	(210)	562	136	698	4,847	5,545	5,335	28,116	33,451	37,477
MFS® Mid Cap Growth Class A Shares	997,054	—	14,953	(14,953)	—	57,151	57,151	313,249	370,400	355,447	37,993	393,440	1,390,494
MFS® Research International Class A Shares	1,656,288	17,626	19,003	(1,377)	—	37,225	37,225	186,819	224,044	222,667	(476,985)	(254,318)	1,401,970
Oppenheimer Capital Appreciation Class A Shares	48,454	22	766	(744)	2,400	2,014	4,414	9,162	13,576	12,832	(2,571)	10,261	58,715
Oppenheimer Flexible Strategies Class A Shares	26,312	—	351	(351)	—	51	51	2,292	2,343	1,992	(108)	1,884	28,196
Oppenheimer Global Class A Shares	277,295	2,133	4,031	(1,898)	7,969	27,995	35,964	34,512	70,476	68,578	(61,472)	7,106	284,401
Oppenheimer Main Street Class A Shares	106,904	664	1,511	(847)	—	18,153	18,153	12,324	30,477	29,630	(31,022)	(1,392)	105,512
Oppenheimer Main Street Small- & Mid-Cap Class A Shares	5,329	17	214	(197)	—	175	175	3,647	3,822	3,625	26,928	30,553	35,882
PIMCO CommodityRealReturn Strategy Class A Shares	773,750	4,647	10,141	(5,494)	10,017	(11,920)	(1,903)	(112,053)	(113,956)	(119,450)	(18,817)	(138,267)	635,483
PIMCO Low Duration Class A Shares	1,563,157	24,556	26,834	(2,278)	1,579	(186)	1,393	(24,155)	(22,762)	(25,040)	1,047,303	1,022,263	2,585,420
PIMCO Real Return Class A Shares	1,862,529	13,383	26,600	(13,217)	8,942	1,851	10,793	(197,897)	(187,104)	(200,321)	26,628	(173,693)	1,688,836
PIMCO Total Return Class A Shares	13,610,709	261,784	179,534	82,250	77,395	208,439	285,834	(840,842)	(555,008)	(472,758)	(1,030,387)	(1,503,145)	12,107,564
Pioneer Class A Shares	14,330	162	233	(71)	1,434	57	1,491	2,895	4,386	4,315	(1,136)	3,179	17,509
Pioneer Emerging Markets Class A Shares	222,297	714	3,028	(2,314)	—	2,381	2,381	(7,962)	(5,581)	(7,895)	(8,181)	(16,076)	206,221
Pioneer High Yield Class A Shares	186,399	12,617	4,303	8,314	10,981	3,225	14,206	827	15,033	23,347	106,659	130,006	316,405

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
Pioneer Real Estate Shares Class A Shares	$6,128	$2,805	$1,978	$827	$—	$568	$568	$(19,646)	$(19,078)	$(18,251)	$206,414	$188,163	$194,291
Pioneer Select Mid Cap Growth Class A Shares	35,524	—	813	(813)	3,166	571	3,737	13,725	17,462	16,649	21,296	37,945	73,469
Putnam Fund for Growth and Income Class A Shares	15,524	402	371	31	—	1,399	1,399	6,184	7,583	7,614	24,321	31,935	47,459
Putnam International Equity Class A Shares	234,378	1,016	2,784	(1,768)	—	28,889	28,889	22,350	51,239	49,471	(139,404)	(89,933)	144,445
Putnam Voyager Class A Shares	1,198,386	6,091	12,889	(6,798)	—	107,893	107,893	216,826	324,719	317,921	(844,536)	(526,615)	671,771
Ready Assets Prime Money	653,676	—	8,343	(8,343)	14	—	14	—	14	(8,329)	(95,718)	(104,047)	549,629
TA Diversified Equity Class A Shares	3,224,581	22,374	40,704	(18,330)	—	236,247	236,247	519,474	755,721	737,391	(1,571,953)	(834,562)	2,390,019
TA Flexible Income Class A Shares	—	—	—	—	—	—	—	—	—	—	—	—	—
TA Growth Opportunities Class A Shares	1,462,308	—	24,478	(24,478)	70,008	(70,753)	(745)	528,095	527,350	502,872	(197,687)	305,185	1,767,493
TA Small/Mid Cap Value Class A Shares	531,031	7,928	23,667	(15,739)	178,872	67,226	246,098	195,818	441,916	426,177	1,328,429	1,754,606	2,285,637

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies

Organization

ML of New York Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Advisors Life Insurance Company of New York (TALICNY), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NYand Merrill Lynch IRA Annuity® NY.

In the prior year, both Service Class and Initial Class were presented together within one subaccount. For the current year presentation, Service Class and Initial Class shares have been restated and now are reflected separately.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AllianceBernstein Trust	The AllianceBernstein Trust
AllianceBernstein Discovery Value Class A Shares	AllianceBernstein Discovery Value Portfolio Class A Shares
AllianceBernstein Growth and Income Class A Shares	AllianceBernstein Growth and Income Portfolio Class A Shares
AllianceBernstein International Value Class A Shares	AllianceBernstein International Value Portfolio Class A Shares
AllianceBernstein Large Cap Growth Class A Shares	AllianceBernstein Large Cap Growth Portfolio Class A Shares
AllianceBernstein Value Class A Shares	AllianceBernstein Value Portfolio Class A Shares
Allianz Funds	Allianz Funds
AllianzGI NFJ Dividend Value Class A Shares	AllianzGI NFJ Dividend Value Fund Class A Shares
AllianzGI NFJ Mid-Cap Value Class A Shares	AllianzGI NFJ Mid-Cap Value Fund Class A Shares
AllianzGI NFJ Small-Cap Value Class A Shares	AllianzGI NFJ Small-Cap Value Fund Class A Shares
American Century Capital Portfolios, Inc.	American Century Capital Portfolios, Inc.
American Century Equity Income A Class	American Century Equity Income Fund A Class
American Century Mutual Funds, Inc.	American Century Mutual Funds, Inc.
American Century Ultra® A Class	American Century Ultra® Fund A Class
American Funds	American Funds
American Funds - Bond Fund of America Class F -1 Shares	American Funds - Bond Fund of America Fund® Class F -1 Shares
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund® Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund® Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund® Class F -1 Shares
American Funds - The Bond Fund of America Class A Shares	American Funds - The Bond Fund of America Fund® Class A Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund® Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund® Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund® Class A Shares
BlackRock Series, Inc.	BlackRock Funds, Inc.
BlackRock Basic Value Investor A Shares	BlackRock Basic Value Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares

15

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Global Opportunities Investor A Shares	BlackRock Global Opportunities Fund Investor A Shares
BlackRock Global SmallCap Investor A Shares	BlackRock Global SmallCap Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Fund Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock International Index Investor A Shares	BlackRock International Index Fund Investor A Shares
BlackRock Large Cap Core Investor A Shares	BlackRock Large Cap Core Fund Investor A Shares
BlackRock Large Cap Growth Investor A Shares	BlackRock Large Cap Growth Fund Investor A Shares
BlackRock Large Cap Value Investor A Shares	BlackRock Large Cap Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Fund Investor A Shares
BlackRock S&P 500 Stock Investor A Shares	BlackRock S&P 500 Stock Fund Investor A Shares
BlackRock Small Cap Index Investor A Shares	BlackRock Small Cap Index Fund Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Fund Investor A Shares
BlackRock U.S. Government Bond Investor A Shares	BlackRock U.S. Government Bond Fund Investor A Shares
BlackRock Value Opportunities Investor A Shares	BlackRock Value Opportunities Fund Investor A Shares
Cohen & Steers Realty Income Fund, Inc.	Cohen & Steers Realty Income Fund, Inc.
Cohen & Steers Realty Income Class A	Cohen & Steers Realty Income Class A
Columbia Acorn Trust	Columbia Acorn Trust
Columbia Acorn International Class A Shares	Columbia Acorn International Class A Shares
Columbia Acorn USA Class A Shares	Columbia Acorn USA Class A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Marsico Growth Class A Shares	Columbia Marsico Growth Fund Class A Shares
Columbia Mid Cap Growth Class A Shares	Columbia Mid Cap Growth Fund Class A Shares
Columbia Funds Series Trust II	Columbia Funds Series Trust II
Columbia Select Smaller-Cap Value Class A Shares	Columbia Select Smaller-Cap Value Fund Class A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Fund Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Smid Cap Growth Class A Shares	Delaware Smid Cap Growth Fund Class A Shares
Dreyfus Appreciation Fund, Inc.	Dreyfus Appreciation Fund, Inc.
Dreyfus Appreciation	Dreyfus Appreciation
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Equity Income Class A Shares	Federated Equity Income Fund Class A Shares
Federated Kaufmann Class A Shares	Federated Kaufmann Fund Class A Shares
Fidelity Advisor Series I	Fidelity Advisor Series I
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Fidelity Advisor Series VIII	Fidelity Advisor Series VIII
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares

16

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Templeton Growth Funds, Inc.	Templeton Growth Funds, Inc.
Franklin Templeton Foreign Class A Shares	Franklin Templeton Foreign Fund Class A Shares
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Mid Cap Core Equity Class A Shares	Invesco Mid Cap Core Equity Fund Class A Shares
Invesco Mid Cap Growth Class A Shares	Invesco Mid Cap Growth Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Enterprise Class A	Janus Enterprise Fund Class A
Janus Forty Class A	Janus Forty Fund Class A
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Multi-Cap Market Neutral Class A Shares	JPMorgan Multi-Cap Market Neutral Fund Class A Shares
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Affiliated Fund, Inc.	Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Fund, Inc.	Lord Abbett Bond-Debenture Fund, Inc.
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid-Cap Stock Fund, Inc.	Lord Abbett Mid-Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
The Managers Fund	The Managers Fund
Managers Cadence Capital Appreciation Investor Class	Managers Cadence Capital Appreciation Fund Investor Class
MFS Series Trust II	MFS Series Trust I
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS Series Trust IV	MFS Series Trust IV
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS Series Trust I	MFS Series Trust I
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
Oppenheimer Capital Appreciation Fund	Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Appreciation Class A Shares	Oppenheimer Capital Appreciation Fund Class A Shares
Oppenheimer Quest for Value Funds	Oppenheimer Global Fund
Oppenheimer Flexible Strategies Class A Shares	Oppenheimer Flexible Strategies Fund Class A Shares
Oppenheimer Global Fund	Oppenheimer Global Fund Class A Shares
Oppenheimer Global Class A Shares	Oppenheimer Global Fund Class A Shares
Oppenheimer Main Street Funds®, Inc.	Oppenheimer Main Street Funds®, Inc.
Oppenheimer Main Street Class A Shares	Oppenheimer Main Street Fund Class A Shares
Oppenheimer Main Street Small Cap Fund®	Oppenheimer Main Street Small Cap Fund®
Oppenheimer Main Street Small- & Mid-Cap Class A Shares	Oppenheimer Main Street Small- & Mid-Cap Fund Class A Shares

17

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Fund	Pioneer Fund
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer Emerging Markets Fund	Pioneer Emerging Markets Fund
Pioneer Emerging Markets Class A Shares	Pioneer Emerging Markets Class A Shares
Pioneer High Yield Fund	Pioneer High Yield Fund
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Real Estate Shares Fund	Pioneer Real Estate Shares Fund
Pioneer Real Estate Shares Class A Shares	Pioneer Real Estate Shares Class A Shares
Pioneer Growth Opportunities Fund	Pioneer Growth Opportunities Fund
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
The Putnam Fund for Growth and Income	The Putnam Fund for Growth and Income
Putnam Fund for Growth and Income Class A Shares	Putnam Fund for Growth and Income Class A Shares
Putnam International Equity Fund	Putnam International Equity Fund
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Voyager Fund	Putnam Voyager Fund
Putnam Voyager Class A Shares	Putnam Voyager Class A Shares
Ready Assets Prime Money Fund	Ready Assets Prime Money Fund
Ready Assets Prime Money	Ready Assets Prime Money
Transamerica Funds	Transamerica Funds
TA Diversified Equity Class A Shares	Transamerica Diversified Equity VP Class A Shares
TA Flexible Income Class A Shares	Transamerica Flexible Income VP Class A Shares
TA Growth Opportunities Class A Shares	Transamerica Growth Opportunities VP Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value VP Class A Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco American Franchise Fund Class A Shares	September 13, 2013
BlackRock S&P 500 Stock Investor A Shares	April 19, 2013
Federated Equity Income Class A Shares	April 19, 2013
TA Diversified Equity Class A Shares	February 10, 2012
BlackRock High Yield Bond Investor A Shares	September 9, 2011
BlackRock Global Opportunities V.I. Investor A Shares	September 9, 2011
MFS® Growth Class A Shares	August 26, 2011
BlackRock International Investor A Shares	August 12, 2011
BlackRock U.S. Government Bond Investor A Shares	July 15, 2011
BlackRock Low Duration Bond Investor A Shares	July 15, 2011
Invesco Value Opportunities Class A Shares	May 19, 2011

18

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Columbia Mid Cap Growth Class A Shares	April 8, 2011
Delaware Smid Cap Growth Class A Shares	October 8, 2010
TA Flexible Income Class A Shares	November 13, 2009
Pioneer Select Mid Cap Growth Class A Shares	August 28, 2009
Janus Enterprise Class A	July 2, 2009

The following subaccount name changes were made effective during the fiscal year ended December 31, 2013:

Subaccount	Formerly
AllianzGI NFJ Dividend Value Class A Shares	Allianz NFJ Dividend Value Class A Shares
AllianzGI NFJ Mid-Cap Value Class A Shares	Allianz NFJ Mid-Cap Value Class A Shares
AllianzGI NFJ Small-Cap Value Class A Shares	Allianz NFJ Small Cap Value Class A Shares
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Growth Opportunities Class A Shares

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Federated Equity Income Class A Shares	Federated Capital Appreciation Class A Shares
Invesco American Franchise Fund Class A Shares	Invesco Constellation Fund Class A Shares
BlackRock S&P 500 Stock Investor A Shares	BlackRock S&P 500 Index Investor A Shares

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2013.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

19

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2013 were as follows:

Subaccount	Purchases	Sales
AllianceBernstein Discovery Value Class A Shares	$37,710	$156,904
AllianceBernstein Growth and Income Class A Shares	34,489	136,699
AllianceBernstein International Value Class A Shares	4,270	7,428
AllianceBernstein Large Cap Growth Class A Shares	11,837	61,420
AllianceBernstein Value Class A Shares	855	147,780
AllianzGI NFJ Dividend Value Class A Shares	19,564	13,124
AllianzGI NFJ Mid-Cap Value Class A Shares	88,559	188,843
AllianzGI NFJ Small-Cap Value Class A Shares	118,941	238,109
American Century Equity Income A Class	140,662	213,120
American Century Ultra® A Class	—	—
American Funds - Bond Fund of America Class F -1 Shares	44,032	226,569
American Funds - EuroPacific Growth Fund® Class F -1 Shares	64,016	174,669
American Funds - Growth Fund of America® Class F -1 Shares	130,310	266,898
American Funds - Income Fund of America® Class F -1 Shares	17,496	153,025
American Funds - Investment Company of America® Class F -1 Shares	25,525	148,117
American Funds - The Bond Fund of America Class A Shares	122,933	619,968
American Funds - The Growth Fund of America® Class A Shares	410,760	1,675,062
American Funds - The Income Fund of America® Class A Shares	86,024	615,540
American Funds - The Investment Company of America Class A Shares	275,571	628,405
BlackRock Basic Value Investor A Shares	289,158	841,500
BlackRock Capital Appreciation Investor A Shares	746,164	3,310,480
BlackRock Global Allocation Investor A Shares	643,363	1,386,599
BlackRock Global Opportunities Investor A Shares	21,992	2,069
BlackRock Global SmallCap Investor A Shares	14,425	2,764
BlackRock High Yield Bond Investor A Shares	655,002	59,195
BlackRock International Investor A Shares	1,288	8,075
BlackRock International Index Investor A Shares	2,225	2,316
BlackRock Large Cap Core Investor A Shares	492	25,023
BlackRock Large Cap Growth Investor A Shares	84,417	249,165
BlackRock Large Cap Value Investor A Shares	133	21,248
BlackRock Low Duration Bond Investor A Shares	271	370
BlackRock S&P 500 Stock Investor A Shares(1)	2,027,131	307,720
BlackRock Small Cap Index Investor A Shares	—	—
BlackRock Total Return Investor A Shares	376,959	411,411
BlackRock U.S. Government Bond Investor A Shares	443,937	476,102
BlackRock Value Opportunities Investor A Shares	114,786	383,687

20

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

2. Investments (continued)

Subaccount	Purchases	Sales
Cohen & Steers Realty Income Class A Shares	$4,835	$5,485
Columbia Acorn International Class A Shares	708,295	396,989
Columbia Acorn USA Class A Shares	296,194	155,682
Columbia Marsico Growth Class A Shares	84,239	63,355
Columbia Mid Cap Growth Class A Shares	—	—
Columbia Select Smaller-Cap Value Class A Shares	806,138	274,765
Davis New York Venture Class A Shares	675,461	899,558
Delaware Smid Cap Growth Class A Shares	41,376	275,860
Dreyfus Appreciation Investor Shares	269,684	644,698
Eaton Vance Floating-Rate Class A Shares	20,482	370
Eaton Vance Large-Cap Value Class A Shares	616,414	821,575
Federated Equity Income Class A Shares(1)	59,800	1,401
Federated Kaufmann Class A Shares	256,761	54,399
Fidelity Advisor® Equity Growth Class A Shares	52,182	231,229
Fidelity Advisor® Overseas Class A Shares	812	4,854
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	10	593
Franklin Templeton Foreign Class A Shares	1,329,991	1,592,377
Franklin Templeton Growth Class A Shares	3,626	150,322
Invesco American Franchise Fund Class A Shares	13,053	434
Invesco Charter Class A Shares	352,350	183,146
Invesco Comstock Class A Shares	970,042	1,484,926
Invesco Equity and Income Class A Shares	82,579	288,542
Invesco Mid Cap Core Equity Class A Shares	26,310	7,609
Invesco Mid Cap Growth Class A Shares	20,769	37,291
Invesco Value Opportunities Class A Shares	35,147	34,989
Janus Enterprise Class A Shares	8,550	31,055
Janus Forty Class A Shares	46,926	83,672
JPMorgan Multi-Cap Market Neutral Class A Shares	1,459	21,644
JPMorgan Small Cap Growth Class A Shares	25,386	3,080
Lord Abbett Affiliated Class A Shares	19,707	19,764
Lord Abbett Bond-Debenture Class A Shares	82,216	202,720
Lord Abbett Mid Cap Stock Class A Shares	317,115	834,509
Managers Cadence Capital Appreciation Investor Class	65	2,003
MFS® Growth Class A Shares	29,175	710
MFS® Mid Cap Growth Class A Shares	312,282	289,258
MFS® Research International Class A Shares	132,478	610,845

21

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

2. Investments (continued)

Subaccount	Purchases	Sales
Oppenheimer Capital Appreciation Class A Shares	$3,121	$4,036
Oppenheimer Flexible Strategies Class A Shares	—	459
Oppenheimer Global Class A Shares	41,776	97,178
Oppenheimer Main Street Class A Shares	664	32,534
Oppenheimer Main Street Small- & Mid-Cap Class A Shares	27,546	817
PIMCO CommodityRealReturn Strategy Class A Shares	163,658	177,950
PIMCO Low Duration Class A Shares	1,240,007	193,403
PIMCO Real Return Class A Shares	422,404	400,032
PIMCO Total Return Class A Shares	2,962,348	3,833,092
Pioneer Class A Shares	1,863	1,636
Pioneer Emerging Markets Class A Shares	9,716	20,210
Pioneer High Yield Class A Shares	152,065	26,108
Pioneer Real Estate Shares Class A Shares	220,446	13,206
Pioneer Select Mid Cap Growth Class A Shares	25,161	1,512
Putnam Fund for Growth and Income Class A Shares	29,064	4,715
Putnam International Equity Class A Shares	1,016	142,189
Putnam Voyager Class A Shares	56,976	908,316
Ready Assets Prime Money	945,528	1,049,576
TA Diversified Equity Class A Shares	180,980	1,771,266
TA Flexible Income Class A Shares	—	—
TA Growth Opportunities Class A Shares	431,312	583,469
TA Small/Mid Cap Value Class A Shares	1,866,077	374,517

22

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

3. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AllianceBernstein Discovery Value Class A Shares	—	(7,665)	(7,665)	—	(3,796)	(3,796)
AllianceBernstein Growth and Income Class A Shares	56,427	(61,538)	(5,111)	4,331	(738)	3,593
AllianceBernstein International Value Class A Shares	—	(875)	(875)	—	(146)	(146)
AllianceBernstein Large Cap Growth Class A Shares	68,407	(71,321)	(2,914)	18,026	(18,776)	(750)
AllianceBernstein Value Class A Shares	—	(13,119)	(13,119)	—	(247)	(247)
AllianzGI NFJ Dividend Value Class A Shares	—	459	459	—	1,304	1,304
AllianzGI NFJ Mid-Cap Value Class A Shares	14,691	(18,012)	(3,321)	5,615	(9,667)	(4,052)
AllianzGI NFJ Small-Cap Value Class A Shares	10,444	(17,767)	(7,323)	1,269	(12,383)	(11,114)
American Century Equity Income A Class	182,348	(186,694)	(4,346)	17,321	(23,902)	(6,581)
American Century Ultra® A Class	—	—	—	—	—	—
American Funds - Bond Fund of America Class F -1 Shares	—	(15,547)	(15,547)	—	(13,076)	(13,076)
American Funds - EuroPacific Growth Fund® Class F -1 Shares	—	(5,769)	(5,769)	—	(13,071)	(13,071)
American Funds - Growth Fund of America® Class F -1 Shares	—	(12,674)	(12,674)	—	(18,919)	(18,919)
American Funds - Income Fund of America® Class F -1 Shares	—	(8,823)	(8,823)	—	(17,788)	(17,788)
American Funds - Investment Company of America® Class F -1 Shares	—	(8,706)	(8,706)	—	(11,965)	(11,965)
American Funds - The Bond Fund of America Class A Shares	54,834	(89,388)	(34,554)	—	(14,236)	(14,236)
American Funds - The Growth Fund of America® Class A Shares	32,092	(95,840)	(63,748)	1,254	(37,636)	(36,382)
American Funds - The Income Fund of America® Class A Shares	10,450	(36,834)	(26,384)	1	(20,199)	(20,198)
American Funds - The Investment Company of America Class A Shares	1,169	(29,826)	(28,657)	1	(17,301)	(17,300)
BlackRock Basic Value Investor A Shares	145,426	(178,102)	(32,676)	289,704	(315,790)	(26,086)
BlackRock Capital Appreciation Investor A Shares	311,408	(502,760)	(191,352)	546,903	(619,864)	(72,961)
BlackRock Global Allocation Investor A Shares	137,344	(177,815)	(40,471)	133,972	(162,794)	(28,822)
BlackRock Global Opportunities Investor A Shares	—	1,574	1,574	—	(44)	(44)
BlackRock Global SmallCap Investor A Shares	—	(51)	(51)	—	(55)	(55)
BlackRock High Yield Bond Investor A Shares	1,640	44,084	45,724	—	(220)	(220)
BlackRock International Investor A Shares	66	(671)	(605)	—	(1,663)	(1,663)
BlackRock International Index Investor A Shares	—	(54)	(54)	—	(62)	(62)

23

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Large Cap Core Investor A Shares	60	(1,490)	(1,430)	—	(857)	(857)
BlackRock Large Cap Growth Investor A Shares	—	(13,086)	(13,086)	—	499	499
BlackRock Large Cap Value Investor A Shares	—	(1,014)	(1,014)	—	(8,132)	(8,132)
BlackRock Low Duration Bond Investor A Shares	—	(13)	(13)	—	(12)	(12)
BlackRock S&P 500 Stock Investor A Shares	169,898	2,569	172,467	—	—	—
BlackRock Small Cap Index Investor A Shares	—	—	—	—	—	—
BlackRock Total Return Investor A Shares	29,387	(32,177)	(2,790)	6,289	(8,204)	(1,915)
BlackRock U.S. Government Bond Investor A Shares	603,726	(608,724)	(4,998)	662,843	(615,742)	47,101
BlackRock Value Opportunities Investor A Shares	8,808	(18,672)	(9,864)	10,757	(16,408)	(5,651)
Cohen & Steers Realty Income Class A Shares	—	(261)	(261)	—	(287)	(287)
Columbia Acorn International Class A Shares	276	17,475	17,751	331	(9,288)	(8,957)
Columbia Acorn USA Class A Shares	2	4,410	4,412	122	(4,931)	(4,809)
Columbia Marsico Growth Class A Shares	—	(203)	(203)	—	(2,724)	(2,724)
Columbia Mid Cap Growth Class A Shares	—	—	—	—	—	—
Columbia Select Smaller-Cap Value Class A Shares	83,403	(67,928)	15,475	68,858	(73,299)	(4,441)
Davis New York Venture Class A Shares	2,634,526	(2,657,164)	(22,638)	4,099,437	(4,152,068)	(52,631)
Delaware Smid Cap Growth Class A Shares	1,942	(17,495)	(15,553)	1,441	(9,482)	(8,041)
Dreyfus Appreciation Investor Shares	—	(25,896)	(25,896)	161	(24,046)	(23,885)
Eaton Vance Floating-Rate Class A Shares	—	1,599	1,599	—	(971)	(971)
Eaton Vance Large-Cap Value Class A Shares	124	(27,009)	(26,885)	333	(76,282)	(75,949)
Federated Equity Income Class A Shares	4	5,154	5,158	—	—	—
Federated Kaufmann Class A Shares	150	9,728	9,878	—	(1,684)	(1,684)
Fidelity Advisor® Equity Growth Class A Shares	47,645	(56,545)	(8,900)	30,083	(25,699)	4,384
Fidelity Advisor® Overseas Class A Shares	—	(204)	(204)	—	(431)	(431)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	—	(2)	(2)	748	(1,181)	(433)
Franklin Templeton Foreign Class A Shares	250,214	(285,096)	(34,882)	333,073	(412,160)	(79,087)
Franklin Templeton Growth Class A Shares	4,122	(11,665)	(7,543)	4,789	(9,003)	(4,214)

24

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Invesco American Franchise Fund Class A Shares	1,250	(36)	1,214	—	—	—
Invesco Charter Class A Shares	236,289	(228,150)	8,139	300,306	(314,498)	(14,192)
Invesco Comstock Class A Shares	169,838	(190,874)	(21,036)	272,304	(372,472)	(100,168)
Invesco Equity and Income Class A Shares	20,271	(30,347)	(10,076)	9,358	(21,478)	(12,120)
Invesco Mid Cap Core Equity Class A Shares	—	816	816	—	(874)	(874)
Invesco Mid Cap Growth Class A Shares	18,913	(20,560)	(1,647)	40,508	(37,862)	2,646
Invesco Value Opportunities Class A Shares	—	103	103	—	(1,189)	(1,189)
Janus Enterprise Class A Shares	—	(1,171)	(1,171)	—	2,074	2,074
Janus Forty Class A Shares	—	(3,796)	(3,796)	—	2,602	2,602
JPMorgan Multi-Cap Market Neutral Class A Shares	—	(2,104)	(2,104)	—	(204)	(204)
JPMorgan Small Cap Growth Class A Shares	—	1,238	1,238	—	(913)	(913)
Lord Abbett Affiliated Class A Shares	—	(16)	(16)	—	(18)	(18)
Lord Abbett Bond-Debenture Class A Shares	805	(7,494)	(6,689)	1,016	(8,791)	(7,775)
Lord Abbett Mid Cap Stock Class A Shares	23,835	(42,400)	(18,565)	29,841	(45,461)	(15,620)
Managers Cadence Capital Appreciation Investor Class	—	(171)	(171)	—	(82)	(82)
MFS® Growth Class A Shares	2,007	(33)	1,974	—	(15)	(15)
MFS® Mid Cap Growth Class A Shares	162,647	(160,714)	1,933	211,817	(223,427)	(11,610)
MFS® Research International Class A Shares	160,089	(181,832)	(21,743)	274,790	(300,317)	(25,527)
Oppenheimer Capital Appreciation Class A Shares	—	(202)	(202)	—	(402)	(402)
Oppenheimer Flexible Strategies Class A Shares	842	(849)	(7)	—	(1,420)	(1,420)
Oppenheimer Global Class A Shares	2,671	(4,877)	(2,206)	1	(672)	(671)
Oppenheimer Main Street Class A Shares	1,807	(3,329)	(1,522)	2,493	(6,143)	(3,650)
Oppenheimer Main Street Small- & Mid-Cap Class A Shares	—	1,498	1,498	—	(1,082)	(1,082)
PIMCO CommodityRealReturn Strategy Class A Shares	3,445	(4,765)	(1,320)	189	3,207	3,396
PIMCO Low Duration Class A Shares	10,279	77,629	87,908	—	68,594	68,594
PIMCO Real Return Class A Shares	9,124	(7,099)	2,025	—	50,063	50,063
PIMCO Total Return Class A Shares	1,003,394	(1,072,507)	(69,113)	977,247	(843,679)	133,568

25

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Pioneer Class A Shares	—	(79)	(79)	—	(89)	(89)
Pioneer Emerging Markets Class A Shares	—	(777)	(777)	—	(1,880)	(1,880)
Pioneer High Yield Class A Shares	87	6,663	6,750	—	(1,024)	(1,024)
Pioneer Real Estate Shares Class A Shares	126	15,047	15,173	—	(1,285)	(1,285)
Pioneer Select Mid Cap Growth Class A Shares	—	1,211	1,211	—	(25)	(25)
Putnam Fund for Growth and Income Class A Shares	3,921	(2,650)	1,271	—	(1,432)	(1,432)
Putnam International Equity Class A Shares	3	(7,052)	(7,049)	—	(4,658)	(4,658)
Putnam Voyager Class A Shares	170,083	(215,251)	(45,168)	339,764	(366,147)	(26,383)
Ready Assets Prime Money	132,761	(142,170)	(9,409)	35,691	(82,651)	(46,960)
TA Diversified Equity Class A Shares	112	(138,243)	(138,131)	671	320,818	321,489
TA Flexible Income Class A Shares	—	—	—	—	—	—
TA Growth Opportunities Class A Shares	299	(14,506)	(14,207)	276	8,268	8,544
TA Small/Mid Cap Value Class A Shares	—	95,576	95,576	110	(732)	(622)

26

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Discovery Value Class A Shares
	12/31/2013	7,142	$21.72	to	$20.93	$151,809	0.18%	1.25%	to	1.65%	35.51%	to	34.97%
	12/31/2012	14,807	16.02	to	15.51	231,228	0.32	1.25	to	1.65	16.59	to	16.12
	12/31/2011	18,603	13.74	to	13.35	249,683	0.14	1.25	to	1.65	(9.53)	to	(9.89)
	12/31/2010	19,008	15.19	to	14.82	282,971	—	1.25	to	1.65	24.95	to	24.46
	12/31/2009	19,013	12.16	to	11.91	227,163	0.29	1.25	to	1.65	40.05	to	39.49
AllianceBernstein Growth and Income Class A Shares
	12/31/2013	5,338	23.87	to	23.87	127,381	0.52	1.30	to	1.30	32.55	to	32.55
	12/31/2012	10,449	18.00	to	18.00	188,140	0.83	1.30	to	1.30	16.01	to	16.01
	12/31/2011	6,856	15.52	to	15.52	106,406	1.15	1.30	to	1.30	4.23	to	4.23
	12/31/2010	8,722	14.89	to	14.89	129,879	0.87	1.30	to	1.30	11.68	to	11.68
	12/31/2009	9,392	13.33	to	13.33	125,220	0.28	1.30	to	1.30	19.37	to	19.37
AllianceBernstein International Value Class A Shares
	12/31/2013	10,132	6.94	to	6.75	69,136	4.87	1.25	to	1.65	20.55	to	20.06
	12/31/2012	11,007	5.76	to	5.62	62,472	3.21	1.25	to	1.65	12.78	to	12.33
	12/31/2011	11,153	5.10	to	5.01	56,269	3.57	1.25	to	1.65	(21.19)	to	(21.50)
	12/31/2010	13,608	6.48	to	6.38	87,414	3.44	1.25	to	1.65	2.11	to	1.71
	12/31/2009	13,124	6.34	to	6.27	82,734	1.43	1.25	to	1.65	32.56	to	32.03
AllianceBernstein Large Cap Growth Class A Shares
	12/31/2013	11,433	24.99	to	24.99	285,680	—	1.30	to	1.30	35.15	to	35.15
	12/31/2012	14,347	18.49	to	18.49	265,260	—	1.30	to	1.30	16.56	to	16.56
	12/31/2011	15,097	15.86	to	15.86	239,484	—	1.30	to	1.30	(2.16)	to	(2.16)
	12/31/2010	9,975	16.21	to	16.21	161,718	—	1.30	to	1.30	8.01	to	8.01
	12/31/2009	446,989	15.01	to	15.01	6,709,669	—	1.30	to	1.30	39.33	to	39.33
AllianceBernstein Value Class A Shares
	12/31/2013	6,447	13.70	to	13.20	85,093	0.67	1.25	to	1.65	34.03	to	33.50
	12/31/2012	19,566	10.22	to	9.89	193,463	1.70	1.25	to	1.65	13.43	to	12.97
	12/31/2011	19,813	9.01	to	8.75	173,406	1.38	1.25	to	1.65	(5.18)	to	(5.56)
	12/31/2010	19,583	9.50	to	9.27	181,475	1.09	1.25	to	1.65	10.02	to	9.58
	12/31/2009	18,787	8.64	to	8.46	158,872	2.18	1.25	to	1.65	17.59	to	17.12
AllianzGI NFJ Dividend Value Class A Shares
	12/31/2013	19,211	11.73	to	11.41	221,965	2.27	1.25	to	1.65	27.05	to	26.54
	12/31/2012	18,752	9.23	to	9.02	170,909	2.49	1.25	to	1.65	12.51	to	12.06
	12/31/2011	17,448	8.21	to	8.05	141,647	2.81	1.25	to	1.65	1.82	to	1.42
	12/31/2010	15,546	8.06	to	7.94	124,163	3.35	1.25	to	1.65	11.68	to	11.24
	12/31/2009	17,555	7.22	to	7.13	125,855	3.94	1.25	to	1.65	11.51	to	11.06
AllianzGI NFJ Mid-Cap Value Class A Shares
	12/31/2013	9,085	16.70	to	16.09	286,923	0.78	1.25	to	1.65	30.31	to	29.79
	12/31/2012	12,406	12.81	to	12.40	300,821	1.61	1.25	to	1.65	13.91	to	13.46
	12/31/2011	16,458	11.25	to	10.93	350,502	0.84	1.25	to	1.65	(2.48)	to	(2.87)
	12/31/2010	34,618	11.53	to	11.25	756,403	4.13	1.25	to	1.65	19.00	to	18.53
	12/31/2009	35,746	9.69	to	9.49	656,664	1.63	1.25	to	1.65	31.91	to	31.38
AllianzGI NFJ Small-Cap Value Class A Shares
	12/31/2013	31,950	23.39	to	22.54	1,078,559	1.03	1.25	to	1.65	29.92	to	29.40
	12/31/2012	39,273	18.00	to	17.42	1,018,158	1.27	1.25	to	1.65	8.96	to	8.52
	12/31/2011	50,387	16.52	to	16.05	1,169,287	1.32	1.25	to	1.65	0.85	to	0.46
	12/31/2010	70,044	16.38	to	15.98	1,623,491	1.60	1.25	to	1.65	23.35	to	22.87
	12/31/2009	75,543	13.28	to	13.01	1,432,239	1.92	1.25	to	1.65	22.40	to	21.92

27

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Century Equity Income A Class
	12/31/2013	16,813	$16.28	to	$15.69	$362,423	2.07%	1.25%	to	1.65%	17.82%	to	17.35%
	12/31/2012	21,159	13.82	to	13.37	388,611	2.19	1.25	to	1.65	9.85	to	9.41
	12/31/2011	27,740	12.58	to	12.22	465,154	2.37	1.25	to	1.65	2.03	to	1.63
	12/31/2010	28,230	12.33	to	12.02	464,147	2.84	1.25	to	1.65	11.61	to	11.17
	12/31/2009	30,392	11.04	to	10.81	448,345	2.66	1.25	to	1.65	10.56	to	10.12
American Century Ultra® A Class
	12/31/2013	—	16.76	to	16.15	—	—	1.25	to	1.65	34.89	to	34.35
	12/31/2012	—	12.42	to	12.02	—	—	1.25	to	1.65	12.47	to	12.02
	12/31/2011	—	11.05	to	10.73	—	—	1.25	to	1.65	(0.29)	to	(0.68)
	12/31/2010	—	11.08	to	10.81	—	—	1.25	to	1.65	14.86	to	14.41
	12/31/2009	—	9.64	to	9.44	—	—	1.25	to	1.65	33.37	to	32.84
American Funds - Bond Fund of America Class F -1 Shares
	12/31/2013	40,543	12.15	to	11.71	480,006	2.32	1.25	to	1.65	(3.24)	to	(3.63)
	12/31/2012	56,090	12.56	to	12.16	690,181	2.58	1.25	to	1.65	4.57	to	4.15
	12/31/2011	69,166	12.01	to	11.67	816,238	3.14	1.25	to	1.65	5.17	to	4.76
	12/31/2010	106,259	11.42	to	11.14	1,195,979	3.92	1.25	to	1.65	5.96	to	5.54
	12/31/2009	235,096	10.78	to	10.56	2,501,937	4.68	1.25	to	1.65	13.51	to	13.06
American Funds - EuroPacific Growth Fund® Class F -1 Shares
	12/31/2013	20,588	19.88	to	19.16	399,827	0.81	1.25	to	1.65	18.64	to	18.17
	12/31/2012	26,357	16.75	to	16.21	433,743	1.54	1.25	to	1.65	17.72	to	17.25
	12/31/2011	39,428	11.63	to	11.30	552,465	1.35	1.25	to	1.65	(3.04)	to	(3.43)
	12/31/2010	57,561	16.68	to	16.27	946,654	1.54	1.25	to	1.65	8.03	to	7.61
	12/31/2009	355,631	15.44	to	15.12	5,421,789	2.14	1.25	to	1.65	37.38	to	36.83
American Funds - Growth Fund of America® Class F -1 Shares
	12/31/2013	87,932	19.41	to	18.70	1,661,152	0.28	1.25	to	1.65	32.13	to	31.60
	12/31/2012	100,606	14.69	to	14.21	1,445,758	0.81	1.25	to	1.65	19.02	to	18.55
	12/31/2011	119,525	12.34	to	11.99	1,447,038	0.64	1.25	to	1.65	(6.01)	to	(6.38)
	12/31/2010	185,246	13.13	to	12.81	2,393,400	0.89	1.25	to	1.65	10.91	to	10.47
	12/31/2009	193,710	11.84	to	11.59	2,262,361	0.79	1.25	to	1.65	32.91	to	32.38
American Funds - Income Fund of America® Class F -1 Shares
	12/31/2013	27,951	17.07	to	16.45	464,536	3.23	1.25	to	1.65	16.63	to	16.16
	12/31/2012	36,774	14.63	to	14.16	528,364	3.56	1.25	to	1.65	10.53	to	10.09
	12/31/2011	54,562	13.24	to	12.86	711,235	3.76	1.25	to	1.65	4.24	to	3.83
	12/31/2010	69,678	12.70	to	12.39	873,216	4.70	1.25	to	1.65	10.56	to	10.12
	12/31/2009	72,111	11.49	to	11.25	819,188	5.02	1.25	to	1.65	22.85	to	22.36
American Funds - Investment Company of America® Class F -1 Shares
	12/31/2013	16,290	17.35	to	16.72	277,785	1.64	1.25	to	1.65	30.68	to	30.16
	12/31/2012	24,996	13.27	to	12.84	328,512	2.17	1.25	to	1.65	14.14	to	13.68
	12/31/2011	36,961	11.63	to	11.30	425,341	1.58	1.25	to	1.65	(3.04)	to	(3.43)
	12/31/2010	95,133	12.00	to	11.70	1,122,549	2.12	1.25	to	1.65	9.42	to	8.99
	12/31/2009	98,208	10.96	to	10.73	1,061,701	2.57	1.25	to	1.65	25.63	to	25.13
American Funds - The Bond Fund of America Class A Shares
	12/31/2013	86,280	14.61	to	14.61	1,260,709	2.31	1.30	to	1.30	(3.26)	to	(3.26)
	12/31/2012	120,834	15.10	to	15.10	1,825,029	2.60	1.30	to	1.30	4.53	to	4.53
	12/31/2011	135,070	14.45	to	14.45	1,951,624	3.19	1.30	to	1.30	5.15	to	5.15
	12/31/2010	170,329	13.74	to	13.74	2,340,537	3.79	1.30	to	1.30	5.93	to	5.93
	12/31/2009	186,872	12.97	to	12.97	2,424,098	4.76	1.30	to	1.30	13.45	to	13.45
American Funds - The Growth Fund of America® Class A Shares
	12/31/2013	186,241	27.07	to	27.07	5,040,812	0.29	1.30	to	1.30	32.06	to	32.06
	12/31/2012	249,989	20.49	to	20.49	5,123,454	0.81	1.30	to	1.30	18.98	to	18.98
	12/31/2011	286,371	17.23	to	17.23	4,932,782	0.62	1.30	to	1.30	(6.11)	to	(6.11)
	12/31/2010	422,319	18.35	to	18.35	7,747,873	0.87	1.30	to	1.30	10.84	to	10.84
	12/31/2009	454,694	16.55	to	16.55	7,526,055	0.88	1.30	to	1.30	32.75	to	32.75

28

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Funds - The Income Fund of America® Class A Shares
	12/31/2013		104,006	$23.66	to	$23.66	$2,460,958	3.35%	1.30%	to	1.30%	16.73%	to	16.73%
	12/31/2012		130,390	20.27	to	20.27	2,643,049	3.81	1.30	to	1.30	10.50	to	10.50
	12/31/2011		150,588	18.34	to	18.34	2,762,289	3.80	1.30	to	1.30	4.23	to	4.23
	12/31/2010		195,093	17.60	to	17.60	3,433,396	4.71	1.30	to	1.30	10.53	to	10.53
	12/31/2009		218,221	15.92	to	15.92	3,474,431	5.06	1.30	to	1.30	22.86	to	22.86
American Funds - The Investment Company of America Class A Shares
	12/31/2013		144,916	23.37	to	23.37	3,387,304	1.78	1.30	to	1.30	30.72	to	30.72
	12/31/2012		173,573	17.88	to	17.88	3,103,749	2.39	1.30	to	1.30	14.10	to	14.10
	12/31/2011		190,873	15.67	to	15.67	2,991,243	1.80	1.30	to	1.30	(3.01)	to	(3.01)
	12/31/2010		262,550	16.16	to	16.16	4,242,384	2.15	1.30	to	1.30	9.44	to	9.44
	12/31/2009		291,184	14.77	to	14.77	4,299,381	2.55	1.30	to	1.30	25.54	to	25.54
BlackRock Basic Value Investor A Shares
	12/31/2013		62,657	17.54	to	16.90	1,512,528	1.09	1.25	to	1.65	36.24	to	35.70
	12/31/2012		95,333	12.87	to	12.46	1,712,643	1.72	1.25	to	1.65	12.36	to	11.92
	12/31/2011		121,419	11.46	to	11.13	1,951,740	1.49	1.25	to	1.65	(4.21)	to	(4.59)
	12/31/2010		140,112	11.96	to	11.66	2,347,183	1.26	1.25	to	1.65	11.27	to	10.83
	12/31/2009		225,758	10.75	to	10.52	2,606,107	3.92	1.25	to	1.65	28.83	to	28.32
BlackRock Capital Appreciation Investor A Shares
	12/31/2013		199,268	17.98	to	17.33	3,862,004	—	1.25	to	1.65	32.14	to	31.61
	12/31/2012		390,620	13.61	to	13.17	5,664,687	0.19	1.25	to	1.65	12.51	to	12.06
	12/31/2011		463,581	12.09	to	11.75	5,990,336	—	1.25	to	1.65	(10.25)	to	(10.61)
	12/31/2010		436,848	13.48	to	13.14	6,323,694	—	1.25	to	1.65	17.83	to	17.37
	12/31/2009		255,031	11.44	to	11.20	2,973,822	0.57	1.25	to	1.65	34.85	to	34.32
BlackRock Global Allocation Investor A Shares
	12/31/2013		292,077	18.74	to	18.06	6,525,135	1.16	1.25	to	1.65	13.01	to	12.56
	12/31/2012		332,548	16.58	to	16.05	6,740,115	1.17	1.25	to	1.65	8.64	to	8.21
	12/31/2011		361,370	15.26	to	14.83	6,826,325	1.68	1.25	to	1.65	(4.89)	to	(5.27)
	12/31/2010		435,248	16.05	to	15.65	8,789,971	1.16	1.25	to	1.65	8.50	to	8.07
	12/31/2009		416,490	14.79	to	14.49	7,810,897	2.24	1.25	to	1.65	20.13	to	19.66
BlackRock Global Opportunities Investor A Shares
	12/31/2013		6,751	14.79	to	14.65	98,927	—	1.25	to	1.65	28.30	to	27.79
	12/31/2012		5,177	11.53	to	11.47	59,369	1.08	1.25	to	1.65	13.11	to	12.65
	12/31/2011	(1)	5,221	10.19	to	10.18	53,141	0.20	1.25	to	1.65	1.91	to	1.79
BlackRock Global SmallCap Investor A Shares
	12/31/2013		6,427	21.97	to	21.18	137,417	0.71	1.25	to	1.65	33.72	to	33.19
	12/31/2012		6,478	16.43	to	15.90	103,877	2.87	1.25	to	1.65	15.11	to	14.65
	12/31/2011		6,533	14.27	to	13.87	91,303	1.05	1.25	to	1.65	(11.79)	to	(12.13)
	12/31/2010		6,591	16.18	to	15.78	104,708	0.57	1.25	to	1.65	16.85	to	16.39
	12/31/2009		6,651	13.85	to	13.56	90,687	—	1.25	to	1.65	33.04	to	32.51
BlackRock High Yield Bond Investor A Shares
	12/31/2013		82,708	12.64	to	12.52	1,039,562	5.37	1.25	to	1.65	7.60	to	7.18
	12/31/2012		36,984	11.75	to	11.69	433,040	6.13	1.25	to	1.65	15.35	to	14.89
	12/31/2011	(1)	37,204	10.18	to	10.17	378,580	2.38	1.25	to	1.65	1.84	to	1.71
BlackRock International Investor A Shares
	12/31/2013		2,932	12.53	to	12.41	36,462	1.52	1.25	to	1.65	20.70	to	20.22
	12/31/2012		3,537	10.38	to	10.32	36,545	0.79	1.25	to	1.65	12.92	to	12.47
	12/31/2011	(1)	5,200	9.19	to	9.18	47,742	0.53	1.25	to	1.65	(8.08)	to	(8.22)
BlackRock International Index Investor A Shares
	12/31/2013		6,821	15.79	to	15.21	103,869	2.35	1.25	to	1.65	19.70	to	19.22
	12/31/2012		6,875	13.19	to	12.76	87,814	3.15	1.25	to	1.65	16.86	to	16.39
	12/31/2011		6,937	11.29	to	10.96	76,121	2.87	1.25	to	1.65	(13.92)	to	(14.25)
	12/31/2010		7,001	13.11	to	12.79	89,578	2.86	1.25	to	1.65	5.70	to	5.29
	12/31/2009		7,066	12.40	to	12.15	85,866	2.50	1.25	to	1.65	26.41	to	25.91

29

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Large Cap Core Investor A Shares
	12/31/2013		18,384	$17.02	to	$16.40	$304,044	—%	1.25%	to	1.65%	31.81%	to	31.29%
	12/31/2012		19,814	12.91	to	12.49	249,342	1.73	1.25	to	1.65	12.81	to	12.36
	12/31/2011		20,671	11.44	to	11.12	231,349	0.43	1.25	to	1.65	(1.26)	to	(1.65)
	12/31/2010		12,791	11.59	to	11.31	146,488	—	1.25	to	1.65	9.65	to	9.22
	12/31/2009		21,657	10.57	to	10.35	227,509	1.16	1.25	to	1.65	18.97	to	18.49
BlackRock Large Cap Growth Investor A Shares
	12/31/2013		26,203	18.03	to	17.37	457,116	—	1.25	to	1.65	31.36	to	30.83
	12/31/2012		39,289	13.72	to	13.28	523,124	1.94	1.25	to	1.65	13.04	to	12.59
	12/31/2011		38,790	12.14	to	11.79	458,314	0.17	1.25	to	1.65	(1.06)	to	(1.45)
	12/31/2010		30,498	12.27	to	11.97	365,838	—	1.25	to	1.65	10.59	to	10.15
	12/31/2009		225,544	11.10	to	10.87	2,468,709	0.26	1.25	to	1.65	29.32	to	28.81
BlackRock Large Cap Value Investor A Shares
	12/31/2013		30,126	16.16	to	15.58	470,137	—	1.25	to	1.65	31.08	to	30.56
	12/31/2012		31,140	12.33	to	11.93	372,116	1.97	1.25	to	1.65	11.07	to	10.63
	12/31/2011		39,272	11.10	to	10.78	424,729	0.64	1.25	to	1.65	(4.17)	to	(4.55)
	12/31/2010		33,521	11.58	to	11.30	380,607	0.76	1.25	to	1.65	9.03	to	8.60
	12/31/2009		34,916	10.62	to	10.40	364,811	0.95	1.25	to	1.65	12.72	to	12.27
BlackRock Low Duration Bond Investor A Shares
	12/31/2013		1,467	10.25	to	10.15	14,901	1.80	1.25	to	1.65	(0.27)	to	(0.67)
	12/31/2012		1,480	10.28	to	10.22	15,124	2.14	1.25	to	1.65	3.53	to	3.12
	12/31/2011	(1)	1,492	9.93	to	9.91	14,791	1.18	1.25	to	1.65	(0.69)	to	(0.87)
BlackRock S&P 500 Stock Investor A Shares
	12/31/2013	(1)	172,467	11.92	to	11.89	2,055,287	1.27	1.25	to	1.65	—	to	—
BlackRock Small Cap Index Investor A Shares
	12/31/2013		—	19.44	to	18.73	—	—	1.25	to	1.65	37.00	to	36.45
	12/31/2012		—	14.19	to	13.73	—	—	1.25	to	1.65	14.52	to	14.06
	12/31/2011		—	12.39	to	12.04	—	—	1.25	to	1.65	(5.93)	to	(6.30)
	12/31/2010		—	13.17	to	12.85	—	—	1.25	to	1.65	24.79	to	24.30
	12/31/2009		—	10.55	to	10.33	—	—	1.25	to	1.65	24.79	to	24.30
BlackRock Total Return Investor A Shares
	12/31/2013		23,308	12.73	to	12.27	301,007	3.24	1.25	to	1.65	(1.74)	to	(2.13)
	12/31/2012		26,098	12.95	to	12.54	346,137	3.62	1.25	to	1.65	8.35	to	7.92
	12/31/2011		28,013	11.96	to	11.62	344,165	3.70	1.25	to	1.65	3.03	to	2.62
	12/31/2010		29,561	11.60	to	11.32	352,526	4.11	1.25	to	1.65	8.37	to	7.95
	12/31/2009		36,310	10.71	to	10.49	398,707	5.28	1.25	to	1.65	14.47	to	14.01
BlackRock U.S. Government Bond Investor A Shares
	12/31/2013		208,818	10.03	to	9.93	2,091,692	1.83	1.25	to	1.65	(3.76)	to	(4.14)
	12/31/2012		213,816	10.42	to	10.36	2,226,473	1.39	1.25	to	1.65	1.19	to	0.78
	12/31/2011	(1)	166,715	10.30	to	10.28	1,716,472	0.96	1.25	to	1.65	2.98	to	2.80
BlackRock Value Opportunities Investor A Shares
	12/31/2013		42,518	18.04	to	17.38	1,050,665	—	1.25	to	1.65	40.64	to	40.08
	12/31/2012		52,382	12.82	to	12.41	957,752	—	1.25	to	1.65	11.79	to	11.34
	12/31/2011		58,033	11.47	to	11.14	958,804	—	1.25	to	1.65	(3.97)	to	(4.35)
	12/31/2010		92,183	11.95	to	11.65	1,647,076	0.01	1.25	to	1.65	26.63	to	26.14
	12/31/2009		101,261	9.43	to	9.24	1,434,159	0.13	1.25	to	1.65	26.05	to	25.55
Cohen & Steers Realty Income Class A Shares
	12/31/2013		4,999	15.96	to	15.39	77,565	1.94	1.25	to	1.65	3.15	to	2.73
	12/31/2012		5,260	15.48	to	14.98	79,332	1.73	1.25	to	1.65	15.57	to	15.11
	12/31/2011		5,547	13.39	to	13.01	72,607	1.70	1.25	to	1.65	4.77	to	4.36
	12/31/2010		5,847	12.78	to	12.47	73,255	2.12	1.25	to	1.65	25.07	to	24.58
	12/31/2009		6,831	10.22	to	10.01	68,692	3.78	1.25	to	1.65	35.72	to	35.18

30

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Columbia Acorn International Class A Shares
	12/31/2013		157,927	$13.17	to	$12.81	$2,044,352	2.50%	1.25%	to	1.65%	20.48%	to	20.00%
	12/31/2012		140,176	10.93	to	10.68	1,509,181	1.46	1.25	to	1.65	19.70	to	19.22
	12/31/2011		149,133	9.13	to	8.96	1,345,291	2.55	1.25	to	1.65	(15.43)	to	(15.76)
	12/31/2010		140,941	10.80	to	10.63	1,507,624	0.81	1.25	to	1.65	20.73	to	20.25
	12/31/2009		8,171	8.94	to	8.84	72,349	1.50	1.25	to	1.65	48.53	to	47.94
Columbia Acorn USA Class A Shares
	12/31/2013		51,800	19.96	to	19.23	1,008,735	—	1.25	to	1.65	30.70	to	30.18
	12/31/2012		47,388	15.27	to	14.78	708,342	0.40	1.25	to	1.65	17.20	to	16.73
	12/31/2011		52,197	13.03	to	12.66	667,474	—	1.25	to	1.65	(6.38)	to	(6.74)
	12/31/2010		56,419	13.92	to	13.57	772,372	—	1.25	to	1.65	21.27	to	20.79
	12/31/2009		62,647	11.48	to	11.24	708,845	—	1.25	to	1.65	39.32	to	38.76
Columbia Marsico Growth Class A Shares
	12/31/2013		10,082	14.42	to	13.97	142,943	—	1.25	to	1.65	33.83	to	33.29
	12/31/2012		10,285	10.77	to	10.48	109,189	0.25	1.25	to	1.65	10.89	to	10.45
	12/31/2011		13,009	9.71	to	9.49	124,823	—	1.25	to	1.65	(2.98)	to	(3.36)
	12/31/2010		14,540	10.01	to	9.82	143,966	—	1.25	to	1.65	17.96	to	17.50
	12/31/2009		10,543	8.49	to	8.36	88,645	0.59	1.25	to	1.65	27.47	to	26.97
Columbia Mid Cap Growth Class A Shares
	12/31/2013		—	12.25	to	12.12	—	—	1.25	to	1.65	29.24	to	28.72
	12/31/2012		—	9.48	to	9.41	—	—	1.25	to	1.65	9.39	to	8.95
	12/31/2011	(1)	—	8.67	to	8.64	—	—	1.25	to	1.65	(13.34)	to	(13.59)
Columbia Select Smaller-Cap Value Class A Shares
	12/31/2013		40,709	33.38	to	33.38	1,358,699	—	1.30	to	1.30	46.24	to	46.24
	12/31/2012		25,234	22.82	to	22.82	575,913	—	1.30	to	1.30	13.95	to	13.95
	12/31/2011		29,675	20.03	to	20.03	594,370	—	1.30	to	1.30	(10.58)	to	(10.58)
	12/31/2010		29,795	22.40	to	22.40	667,369	—	1.30	to	1.30	25.22	to	25.22
	12/31/2009		11,897	17.89	to	17.89	212,795	—	1.30	to	1.30	34.64	to	34.64
Davis New York Venture Class A Shares
	12/31/2013		162,764	16.64	to	16.03	3,269,348	0.50	1.25	to	1.65	32.89	to	32.36
	12/31/2012		185,402	12.52	to	12.11	2,922,495	1.23	1.25	to	1.65	11.32	to	10.88
	12/31/2011		238,033	11.25	to	10.93	3,424,121	0.50	1.25	to	1.65	(5.96)	to	(6.33)
	12/31/2010		337,045	11.96	to	11.66	5,177,413	1.05	1.25	to	1.65	10.73	to	10.29
	12/31/2009		772,821	10.80	to	10.57	10,565,857	0.82	1.25	to	1.65	30.42	to	29.90
Delaware Smid Cap Growth Class A Shares
	12/31/2013		13,714	18.31	to	18.07	250,263	—	1.25	to	1.65	39.09	to	38.53
	12/31/2012		29,267	13.16	to	13.05	384,566	—	1.25	to	1.65	9.00	to	8.57
	12/31/2011		37,308	12.07	to	12.02	450,113	—	1.25	to	1.65	6.63	to	6.21
	12/31/2010	(1)	42,963	11.32	to	11.31	486,416	1.35	1.25	to	1.65	13.23	to	13.13
Dreyfus Appreciation Investor Shares
	12/31/2013		82,486	16.75	to	16.14	1,346,337	1.76	1.25	to	1.65	19.94	to	19.46
	12/31/2012		108,382	13.96	to	13.51	1,479,989	1.58	1.25	to	1.65	8.81	to	8.37
	12/31/2011		132,267	12.83	to	12.47	1,664,610	1.50	1.25	to	1.65	6.30	to	5.88
	12/31/2010		118,476	12.07	to	11.77	1,409,104	3.76	1.25	to	1.65	13.84	to	13.39
	12/31/2009		9,112	10.60	to	10.38	95,617	0.38	1.25	to	1.65	19.51	to	19.03
Eaton Vance Floating-Rate Class A Shares
	12/31/2013		1,777	13.04	to	12.56	22,325	3.44	1.25	to	1.65	3.24	to	2.83
	12/31/2012		178	12.63	to	12.22	2,176	4.42	1.25	to	1.65	6.78	to	6.36
	12/31/2011		1,149	11.82	to	11.49	13,363	3.99	1.25	to	1.65	0.84	to	0.45
	12/31/2010		1,160	11.73	to	11.44	13,404	2.87	1.25	to	1.65	7.92	to	7.50
	12/31/2009		—	10.87	to	10.64	—	8.39	1.25	to	1.65	44.38	to	43.80

31

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Eaton Vance Large-Cap Value Class A Shares
	12/31/2013		180,530	$12.11	to	$11.79	$2,151,695	1.22%	1.25%	to	1.65%	27.74%	to	27.23%
	12/31/2012		207,415	9.48	to	9.27	1,940,800	1.65	1.25	to	1.65	14.33	to	13.87
	12/31/2011		283,364	8.29	to	8.14	2,323,915	1.47	1.25	to	1.65	(5.66)	to	(6.03)
	12/31/2010		328,263	8.79	to	8.66	2,859,728	0.99	1.25	to	1.65	8.69	to	8.26
	12/31/2009		223,005	8.09	to	8.00	1,791,435	1.24	1.25	to	1.65	15.56	to	15.10
Federated Equity Income Class A Shares
	12/31/2013	(1)	5,158	11.94	to	11.91	61,420	0.97	1.25	to	1.65	—	to	—
Federated Kaufmann Class A Shares
	12/31/2013		26,139	19.87	to	19.15	501,962	—	1.25	to	1.65	38.60	to	38.05
	12/31/2012		16,261	14.34	to	13.88	226,567	—	1.25	to	1.65	15.85	to	15.39
	12/31/2011		17,945	12.38	to	12.02	216,844	—	1.25	to	1.65	(14.68)	to	(15.02)
	12/31/2010		15,839	14.51	to	14.15	225,552	0.69	1.25	to	1.65	17.07	to	16.61
	12/31/2009		43,922	12.39	to	12.13	536,912	0.17	1.25	to	1.65	28.07	to	27.56
Fidelity Advisor® Equity Growth Class A Shares
	12/31/2013		13,620	17.77	to	17.12	306,682	—	1.25	to	1.65	33.95	to	33.42
	12/31/2012		22,520	13.26	to	12.83	378,720	—	1.25	to	1.65	12.77	to	12.32
	12/31/2011		18,136	11.76	to	11.43	270,607	—	1.25	to	1.65	(1.27)	to	(1.65)
	12/31/2010		18,717	11.91	to	11.62	282,999	—	1.25	to	1.65	22.04	to	21.56
	12/31/2009		19,400	9.76	to	9.56	240,457	—	1.25	to	1.65	26.32	to	25.82
Fidelity Advisor® Overseas Class A Shares
	12/31/2013		2,900	24.54	to	24.54	71,166	0.90	1.30	to	1.30	28.98	to	28.98
	12/31/2012		3,104	19.02	to	19.02	59,041	1.35	1.30	to	1.30	19.21	to	19.21
	12/31/2011		3,535	15.96	to	15.96	56,409	0.68	1.30	to	1.30	(18.92)	to	(18.92)
	12/31/2010		9,796	19.68	to	19.68	192,809	1.05	1.30	to	1.30	11.65	to	11.65
	12/31/2009		17,710	17.63	to	17.63	312,211	1.36	1.30	to	1.30	24.68	to	24.68
Fidelity Advisor® Stock Selector Mid Cap Class A Shares
	12/31/2013		1,689	27.10	to	27.10	45,755	0.02	1.30	to	1.30	29.21	to	29.21
	12/31/2012		1,691	20.97	to	20.97	35,461	0.55	1.30	to	1.30	17.77	to	17.77
	12/31/2011		2,124	17.81	to	17.81	37,817	0.45	1.30	to	1.30	(6.31)	to	(6.31)
	12/31/2010		2,901	19.01	to	19.01	55,135	—	1.30	to	1.30	22.36	to	22.36
	12/31/2009		2,908	15.53	to	15.53	45,170	0.19	1.30	to	1.30	44.89	to	44.89
Franklin Templeton Foreign Class A Shares
	12/31/2013		360,971	18.22	to	17.56	7,362,377	1.44	1.25	to	1.65	25.59	to	25.09
	12/31/2012		395,853	14.51	to	14.04	6,310,029	2.15	1.25	to	1.65	17.08	to	16.61
	12/31/2011		474,940	12.39	to	12.04	6,511,163	2.29	1.25	to	1.65	(13.79)	to	(14.13)
	12/31/2010		549,451	14.38	to	14.02	8,789,225	1.43	1.25	to	1.65	7.16	to	6.74
	12/31/2009		152,974	13.41	to	13.14	2,561,808	1.62	1.25	to	1.65	47.87	to	47.29
Franklin Templeton Growth Class A Shares
	12/31/2013		15,022	15.86	to	15.28	257,328	1.05	1.25	to	1.65	28.54	to	28.03
	12/31/2012		22,565	12.34	to	11.94	328,400	1.85	1.25	to	1.65	20.03	to	19.55
	12/31/2011		26,779	10.28	to	9.99	336,161	2.02	1.25	to	1.65	(7.54)	to	(7.90)
	12/31/2010		26,160	11.12	to	10.84	358,173	2.09	1.25	to	1.65	6.21	to	5.79
	12/31/2009		15,779	10.47	to	10.25	233,067	1.79	1.25	to	1.65	29.19	to	28.67
Invesco American Franchise Fund Class A Shares
	12/31/2013	(1)	1,214	11.37	to	11.37	13,800	0.11	1.30	to	1.30	—	to	—
Invesco Charter Class A Shares
	12/31/2013		73,037	15.98	to	15.98	1,166,935	1.07	1.30	to	1.30	26.68	to	26.68
	12/31/2012		64,898	12.61	to	12.61	818,497	0.98	1.30	to	1.30	11.60	to	11.60
	12/31/2011		79,090	11.30	to	11.30	893,779	0.59	1.30	to	1.30	(1.39)	to	(1.39)
	12/31/2010		92,665	11.46	to	11.46	1,061,922	—	1.30	to	1.30	6.71	to	6.71
	12/31/2009		73,237	10.74	to	10.74	786,470	0.13	1.30	to	1.30	28.50	to	28.50

32

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Invesco Comstock Class A Shares
	12/31/2013		269,726	$17.49	to	$16.86	$5,270,396	1.35%	1.25%	to	1.65%	33.56%	to	33.03%
	12/31/2012		290,762	13.10	to	12.67	4,366,245	1.54	1.25	to	1.65	17.42	to	16.95
	12/31/2011		390,930	11.15	to	10.84	5,029,017	1.31	1.25	to	1.65	(3.18)	to	(3.56)
	12/31/2010		370,480	11.52	to	11.24	5,063,964	1.10	1.25	to	1.65	14.18	to	13.73
	12/31/2009		71,197	10.09	to	9.88	1,068,629	1.49	1.25	to	1.65	27.84	to	27.33
Invesco Equity and Income Class A Shares
	12/31/2013		11,651	22.78	to	22.78	265,406	1.80	1.30	to	1.30	23.35	to	23.35
	12/31/2012		21,727	18.47	to	18.47	401,254	2.06	1.30	to	1.30	11.42	to	11.42
	12/31/2011		33,847	16.57	to	16.57	561,008	1.85	1.30	to	1.30	(2.50)	to	(2.50)
	12/31/2010		37,136	17.00	to	17.00	631,274	1.98	1.30	to	1.30	10.95	to	10.95
	12/31/2009		46,322	15.32	to	15.32	709,709	2.16	1.30	to	1.30	21.92	to	21.92
Invesco Mid Cap Core Equity Class A Shares
	12/31/2013		4,289	17.96	to	17.31	75,523	—	1.25	to	1.65	27.59	to	27.08
	12/31/2012		3,473	14.08	to	13.62	48,015	0.46	1.25	to	1.65	9.01	to	8.57
	12/31/2011		4,347	12.92	to	12.55	55,286	—	1.25	to	1.65	(7.40)	to	(7.76)
	12/31/2010		4,276	13.95	to	13.60	58,965	—	1.25	to	1.65	11.13	to	10.70
	12/31/2009		56,785	12.55	to	12.29	703,973	0.14	1.25	to	1.65	28.55	to	28.04
Invesco Mid Cap Growth Class A Shares
	12/31/2013		28,350	16.04	to	16.04	454,596	—	1.30	to	1.30	35.24	to	35.24
	12/31/2012		29,997	11.86	to	11.86	355,664	—	1.30	to	1.30	10.32	to	10.32
	12/31/2011		27,351	10.75	to	10.75	293,956	—	1.30	to	1.30	(10.27)	to	(10.27)
	12/31/2010		30,632	11.98	to	11.98	366,902	—	1.30	to	1.30	25.71	to	25.71
	12/31/2009		27,693	9.53	to	9.53	263,862	—	1.30	to	1.30	57.25	to	57.25
Invesco Value Opportunities Class A Shares
	12/31/2013		27,071	1.39	to	1.38	37,331	1.11	1.25	to	1.65	30.86	to	30.34
	12/31/2012		26,968	1.06	to	1.06	28,532	1.00	1.25	to	1.65	16.22	to	15.75
	12/31/2011	(1)	28,157	0.92	to	0.91	25,736	0.01	1.25	to	1.65	(90.84)	to	(90.86)
Janus Enterprise Class A Shares
	12/31/2013		2,330	22.81	to	22.41	52,451	—	1.25	to	1.65	28.79	to	28.28
	12/31/2012		3,501	17.71	to	17.47	61,308	—	1.25	to	1.65	15.87	to	15.41
	12/31/2011		1,427	15.29	to	15.14	21,713	—	1.25	to	1.65	(3.16)	to	(3.54)
	12/31/2010		1,679	15.79	to	15.69	26,423	—	1.25	to	1.65	23.98	to	23.49
	12/31/2009	(1)	28,122	12.73	to	12.71	357,665	—	1.25	to	1.65	41.01	to	40.44
Janus Forty Class A Shares
	12/31/2013		5,266	16.03	to	15.60	82,684	0.71	1.25	to	1.65	30.16	to	29.65
	12/31/2012		9,062	12.32	to	12.04	109,983	0.46	1.25	to	1.65	22.24	to	21.75
	12/31/2011		6,460	10.08	to	9.89	64,613	0.38	1.25	to	1.65	(8.25)	to	(8.61)
	12/31/2010		12,045	10.98	to	10.82	131,444	—	1.25	to	1.65	4.46	to	4.05
	12/31/2009		232,938	10.51	to	10.40	2,432,516	—	1.25	to	1.65	42.04	to	41.47
JPMorgan Multi-Cap Market Neutral Class A Shares
	12/31/2013		9,105	9.24	to	8.96	81,990	—	1.25	to	1.65	2.80	to	2.38
	12/31/2012		11,209	8.99	to	8.75	98,935	—	1.25	to	1.65	(1.25)	to	(1.64)
	12/31/2011		11,413	9.10	to	8.89	102,292	—	1.25	to	1.65	(1.64)	to	(2.03)
	12/31/2010		11,698	9.25	to	9.08	106,886	—	1.25	to	1.65	(5.76)	to	(6.13)
	12/31/2009		11,865	9.82	to	9.67	115,354	—	1.25	to	1.65	(1.54)	to	(1.93)
JPMorgan Small Cap Growth Class A Shares
	12/31/2013		2,214	17.15	to	16.69	37,075	—	1.25	to	1.65	46.02	to	45.43
	12/31/2012		976	11.74	to	11.47	11,292	—	1.25	to	1.65	10.84	to	10.39
	12/31/2011		1,889	10.60	to	10.39	19,799	—	1.25	to	1.65	(4.72)	to	(5.10)
	12/31/2010		268	11.12	to	10.95	2,935	—	1.25	to	1.65	32.12	to	31.60
	12/31/2009		—	8.42	to	8.32	—	—	1.25	to	1.65	36.98	to	36.44

33

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Lord Abbett Affiliated Class A Shares
	12/31/2013		2,132	$15.06	to	$14.52	$31,597	2.08%	1.25%	to	1.65%	30.51%	to	29.99%
	12/31/2012		2,148	11.54	to	11.17	24,433	1.64	1.25	to	1.65	14.45	to	14.00
	12/31/2011		2,166	10.08	to	9.80	21,563	1.19	1.25	to	1.65	(8.97)	to	(9.33)
	12/31/2010		2,183	11.08	to	10.80	23,921	0.88	1.25	to	1.65	12.89	to	12.44
	12/31/2009		2,209	9.81	to	9.61	21,480	0.39	1.25	to	1.65	17.91	to	17.44
Lord Abbett Bond-Debenture Class A Shares
	12/31/2013		26,999	16.90	to	16.29	505,931	5.30	1.25	to	1.65	6.45	to	6.03
	12/31/2012		33,688	15.88	to	15.36	622,981	5.97	1.25	to	1.65	11.84	to	11.40
	12/31/2011		41,463	14.19	to	13.79	700,778	6.13	1.25	to	1.65	2.59	to	2.19
	12/31/2010		51,607	13.84	to	13.50	885,789	6.11	1.25	to	1.65	11.56	to	11.12
	12/31/2009		51,320	12.40	to	12.14	790,584	7.84	1.25	to	1.65	33.82	to	33.29
Lord Abbett Mid Cap Stock Class A Shares
	12/31/2013		68,591	17.00	to	16.39	1,456,007	0.31	1.25	to	1.65	28.70	to	28.19
	12/31/2012		87,156	13.21	to	12.79	1,546,444	0.64	1.25	to	1.65	13.06	to	12.61
	12/31/2011		102,776	11.69	to	11.35	1,593,531	0.10	1.25	to	1.65	(5.14)	to	(5.51)
	12/31/2010		155,665	12.32	to	12.01	2,618,806	—	1.25	to	1.65	24.00	to	23.51
	12/31/2009		173,946	9.93	to	9.73	2,361,599	0.62	1.25	to	1.65	25.10	to	24.60
Managers Cadence Capital Appreciation Investor Class
	12/31/2013		1,259	12.23	to	11.86	15,165	0.46	1.25	to	1.65	28.85	to	28.34
	12/31/2012		1,430	9.50	to	9.24	13,394	0.73	1.25	to	1.65	8.74	to	8.31
	12/31/2011		1,512	8.73	to	8.53	13,054	0.07	1.25	to	1.65	(4.26)	to	(4.64)
	12/31/2010		1,718	9.12	to	8.95	15,514	—	1.25	to	1.65	14.20	to	13.75
	12/31/2009		1,854	7.99	to	7.86	14,690	0.23	1.25	to	1.65	20.92	to	20.44
MFS® Growth Class A Shares
	12/31/2013		2,308	16.24	to	16.24	37,477	—	1.30	to	1.30	34.52	to	34.52
	12/31/2012		334	12.07	to	12.07	4,026	—	1.30	to	1.30	15.58	to	15.58
	12/31/2011	(1)	349	10.44	to	10.44	3,647	—	1.30	to	1.30	4.42	to	4.42
MFS® Mid Cap Growth Class A Shares
	12/31/2013		61,947	22.45	to	22.45	1,390,494	—	1.30	to	1.30	35.11	to	35.11
	12/31/2012		60,014	16.61	to	16.61	997,054	—	1.30	to	1.30	14.68	to	14.68
	12/31/2011		71,624	14.49	to	14.49	1,037,655	—	1.30	to	1.30	(7.32)	to	(7.32)
	12/31/2010		81,860	15.63	to	15.63	1,279,667	—	1.30	to	1.30	27.04	to	27.04
	12/31/2009		21,314	12.30	to	12.30	262,264	—	1.30	to	1.30	39.81	to	39.81
MFS® Research International Class A Shares
	12/31/2013		56,699	24.73	to	24.73	1,401,970	1.21	1.30	to	1.30	17.10	to	17.10
	12/31/2012		78,442	21.11	to	21.11	1,656,288	1.71	1.30	to	1.30	15.18	to	15.18
	12/31/2011		103,969	18.33	to	18.33	1,905,957	1.55	1.30	to	1.30	(12.04)	to	(12.04)
	12/31/2010		116,146	20.84	to	20.84	2,420,575	1.39	1.30	to	1.30	9.54	to	9.54
	12/31/2009		30,530	19.03	to	19.03	580,868	1.20	1.30	to	1.30	29.46	to	29.46
Oppenheimer Capital Appreciation Class A Shares
	12/31/2013		3,944	15.16	to	14.61	58,715	0.04	1.25	to	1.65	27.63	to	27.13
	12/31/2012		4,146	11.88	to	11.50	48,454	0.62	1.25	to	1.65	12.27	to	11.83
	12/31/2011		4,548	10.58	to	10.28	47,438	0.18	1.25	to	1.65	(2.79)	to	(3.17)
	12/31/2010		2,038	10.89	to	10.62	21,912	—	1.25	to	1.65	7.79	to	7.37
	12/31/2009		4,219	10.10	to	9.89	42,160	—	1.25	to	1.65	41.80	to	41.24
Oppenheimer Flexible Strategies Class A Shares
	12/31/2013		1,767	15.96	to	15.96	28,196	—	1.30	to	1.30	7.59	to	7.59
	12/31/2012		1,774	14.83	to	14.83	26,312	—	1.30	to	1.30	2.55	to	2.55
	12/31/2011		3,194	14.46	to	14.46	46,207	—	1.30	to	1.30	(7.54)	to	(7.54)
	12/31/2010		5,774	15.64	to	15.64	90,339	—	1.30	to	1.30	6.49	to	6.49
	12/31/2009		8,087	14.69	to	14.69	118,809	—	1.30	to	1.30	14.72	to	14.72

34

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Oppenheimer Global Class A Shares
	12/31/2013	10,022	$28.38	to	$28.38	$284,401	0.70%	1.30%	to	1.30%	25.14%	to	25.14%
	12/31/2012	12,228	22.68	to	22.68	277,295	1.04	1.30	to	1.30	19.19	to	19.19
	12/31/2011	12,899	19.03	to	19.03	245,431	1.72	1.30	to	1.30	(9.86)	to	(9.86)
	12/31/2010	13,783	21.11	to	21.11	290,963	0.78	1.30	to	1.30	14.19	to	14.19
	12/31/2009	25,344	18.49	to	18.49	468,508	0.55	1.30	to	1.30	37.41	to	37.41
Oppenheimer Main Street Class A Shares
	12/31/2013	4,824	17.14	to	16.52	105,512	0.57	1.25	to	1.65	29.91	to	29.40
	12/31/2012	6,346	13.20	to	12.77	106,904	0.95	1.25	to	1.65	15.10	to	14.64
	12/31/2011	9,996	11.47	to	11.14	134,261	0.40	1.25	to	1.65	(1.45)	to	(1.84)
	12/31/2010	16,211	11.63	to	11.35	221,221	0.56	1.25	to	1.65	14.35	to	13.90
	12/31/2009	19,004	10.17	to	9.96	229,267	0.75	1.25	to	1.65	27.17	to	26.66
Oppenheimer Main Street Small- & Mid-Cap Class A Shares
	12/31/2013	1,855	20.00	to	19.27	35,882	0.11	1.25	to	1.65	31.74	to	31.22
	12/31/2012	357	15.18	to	14.69	5,329	0.25	1.25	to	1.65	15.31	to	14.85
	12/31/2011	1,439	13.16	to	12.79	18,668	0.24	1.25	to	1.65	(3.85)	to	(4.23)
	12/31/2010	380	13.69	to	13.35	5,135	—	1.25	to	1.65	21.63	to	21.15
	12/31/2009	429	11.26	to	11.02	4,777	0.09	1.25	to	1.65	35.25	to	34.71
PIMCO CommodityRealReturn Strategy Class A Shares
	12/31/2013	66,118	9.82	to	9.46	635,483	0.68	1.25	to	1.65	(16.08)	to	(16.41)
	12/31/2012	67,438	11.70	to	11.32	773,750	1.93	1.25	to	1.65	3.51	to	3.09
	12/31/2011	64,042	11.30	to	10.98	711,683	22.48	1.25	to	1.65	(9.23)	to	(9.59)
	12/31/2010	71,553	12.45	to	12.14	878,140	9.81	1.25	to	1.65	21.98	to	21.50
	12/31/2009	82,701	10.21	to	9.99	833,827	6.44	1.25	to	1.65	37.77	to	37.22
PIMCO Low Duration Class A Shares
	12/31/2013	216,607	12.13	to	11.81	2,585,420	1.32	1.25	to	1.65	(1.47)	to	(1.87)
	12/31/2012	128,699	12.31	to	12.03	1,563,157	2.69	1.25	to	1.65	4.49	to	4.07
	12/31/2011	60,105	11.79	to	11.56	700,225	2.24	1.25	to	1.65	0.11	to	(0.28)
	12/31/2010	71,748	11.77	to	11.59	836,762	0.56	1.25	to	1.65	3.27	to	2.86
	12/31/2009	2,640	11.40	to	11.27	29,929	3.27	1.25	to	1.65	11.54	to	11.09
PIMCO Real Return Class A Shares
	12/31/2013	128,187	13.47	to	12.98	1,688,836	0.75	1.25	to	1.65	(10.54)	to	(10.89)
	12/31/2012	126,162	15.06	to	14.57	1,862,529	2.57	1.25	to	1.65	7.47	to	7.04
	12/31/2011	76,099	14.01	to	13.61	1,047,897	3.66	1.25	to	1.65	9.76	to	9.33
	12/31/2010	93,643	12.77	to	12.45	1,177,706	1.84	1.25	to	1.65	6.01	to	5.60
	12/31/2009	88,195	12.04	to	11.79	1,048,541	3.28	1.25	to	1.65	16.98	to	16.52
PIMCO Total Return Class A Shares
	12/31/2013	793,493	14.83	to	14.30	12,107,564	2.04	1.25	to	1.65	(3.52)	to	(3.90)
	12/31/2012	862,606	15.37	to	14.88	13,610,709	3.86	1.25	to	1.65	8.58	to	8.14
	12/31/2011	729,038	14.16	to	13.76	10,651,179	3.42	1.25	to	1.65	2.47	to	2.07
	12/31/2010	884,992	13.82	to	13.48	12,652,061	2.68	1.25	to	1.65	7.03	to	6.61
	12/31/2009	1,049,732	12.91	to	12.64	14,010,041	5.28	1.25	to	1.65	11.96	to	11.51
Pioneer Class A Shares
	12/31/2013	1,069	16.68	to	16.08	17,509	1.01	1.25	to	1.65	31.40	to	30.88
	12/31/2012	1,148	12.69	to	12.28	14,330	1.30	1.25	to	1.65	8.54	to	8.10
	12/31/2011	1,237	11.69	to	11.36	14,260	0.95	1.25	to	1.65	(5.76)	to	(6.13)
	12/31/2010	2,728	12.41	to	12.10	33,285	1.00	1.25	to	1.65	14.29	to	13.84
	12/31/2009	—	10.86	to	10.63	—	—	1.25	to	1.65	22.70	to	22.21
Pioneer Emerging Markets Class A Shares
	12/31/2013	19,863	10.59	to	10.26	206,221	0.35	1.25	to	1.65	(3.40)	to	(3.79)
	12/31/2012	20,640	10.96	to	10.66	222,297	0.43	1.25	to	1.65	9.95	to	9.51
	12/31/2011	22,520	9.97	to	9.74	221,113	—	1.25	to	1.65	(25.18)	to	(25.47)
	12/31/2010	25,782	13.32	to	13.07	339,180	—	1.25	to	1.65	14.73	to	14.28
	12/31/2009	72,367	11.61	to	11.43	832,205	0.23	1.25	to	1.65	71.41	to	70.73

35

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Pioneer High Yield Class A Shares
	12/31/2013		19,281	$17.02	to	$16.40	$316,405	4.89%	1.25%	to	1.65%	10.91%	to	10.47%
	12/31/2012		12,531	15.34	to	14.85	186,399	5.21	1.25	to	1.65	13.59	to	13.13
	12/31/2011		13,555	13.51	to	13.12	178,385	5.38	1.25	to	1.65	(2.94)	to	(3.32)
	12/31/2010		14,986	13.92	to	13.57	203,884	5.71	1.25	to	1.65	16.14	to	15.69
	12/31/2009		40,886	11.98	to	11.73	482,490	6.47	1.25	to	1.65	60.21	to	59.57
Pioneer Real Estate Shares Class A Shares
	12/31/2013		15,661	12.67	to	12.38	194,291	2.45	1.25	to	1.65	(0.12)	to	(0.52)
	12/31/2012		488	12.68	to	12.44	6,128	1.67	1.25	to	1.65	14.30	to	13.84
	12/31/2011		1,773	11.10	to	10.93	19,520	1.89	1.25	to	1.65	7.55	to	7.13
	12/31/2010		2,042	10.32	to	10.20	20,939	2.24	1.25	to	1.65	26.67	to	26.18
	12/31/2009		41,881	8.14	to	8.08	339,570	3.75	1.25	to	1.65	28.54	to	28.02
Pioneer Select Mid Cap Growth Class A Shares
	12/31/2013		3,864	19.35	to	19.01	73,469	—	1.25	to	1.65	42.59	to	42.03
	12/31/2012		2,653	13.57	to	13.39	35,524	—	1.25	to	1.65	5.29	to	4.87
	12/31/2011		2,678	12.89	to	12.77	34,184	—	1.25	to	1.65	(3.73)	to	(4.11)
	12/31/2010		3,941	13.39	to	13.31	52,488	—	1.25	to	1.65	18.12	to	17.66
	12/31/2009	(1)	3,967	11.33	to	11.32	44,893	—	1.25	to	1.65	41.24	to	40.68
Putnam Fund for Growth and Income Class A Shares
	12/31/2013		2,259	21.01	to	21.01	47,459	1.42	1.30	to	1.30	33.63	to	33.63
	12/31/2012		988	15.72	to	15.72	15,524	1.32	1.30	to	1.30	17.34	to	17.34
	12/31/2011		2,420	13.40	to	13.40	32,419	1.38	1.30	to	1.30	(6.07)	to	(6.07)
	12/31/2010		2,860	14.26	to	14.26	40,785	1.09	1.30	to	1.30	12.61	to	12.61
	12/31/2009		4,416	12.67	to	12.67	55,928	1.32	1.30	to	1.30	27.73	to	27.73
Putnam International Equity Class A Shares
	12/31/2013		6,718	21.50	to	21.50	144,445	0.49	1.30	to	1.30	26.29	to	26.29
	12/31/2012		13,767	17.02	to	17.02	234,378	0.97	1.30	to	1.30	20.16	to	20.16
	12/31/2011		18,425	14.17	to	14.17	261,065	4.59	1.30	to	1.30	(16.62)	to	(16.62)
	12/31/2010		19,404	16.99	to	16.99	329,736	2.25	1.30	to	1.30	8.68	to	8.68
	12/31/2009		18,102	15.64	to	15.64	283,042	2.57	1.30	to	1.30	23.65	to	23.65
Putnam Voyager Class A Shares
	12/31/2013		29,436	22.82	to	22.82	671,771	0.64	1.30	to	1.30	42.07	to	42.07
	12/31/2012		74,604	16.06	to	16.06	1,198,386	1.12	1.30	to	1.30	12.91	to	12.91
	12/31/2011		100,987	14.23	to	14.23	1,436,763	—	1.30	to	1.30	(18.81)	to	(18.81)
	12/31/2010		77,141	17.52	to	17.52	1,351,789	0.50	1.30	to	1.30	19.06	to	19.06
	12/31/2009		27,548	14.72	to	14.72	405,462	1.99	1.30	to	1.30	61.86	to	61.86
Ready Assets Prime Money
	12/31/2013		54,098	10.33	to	9.95	549,629	—	1.25	to	1.65	(1.24)	to	(1.63)
	12/31/2012		63,507	10.46	to	10.12	653,676	—	1.25	to	1.65	(1.24)	to	(1.64)
	12/31/2011		110,467	10.59	to	10.29	1,151,977	—	1.25	to	1.65	(1.23)	to	(1.62)
	12/31/2010		101,152	10.72	to	10.46	1,067,169	—	1.25	to	1.65	(1.23)	to	(1.62)
	12/31/2009		156,991	10.85	to	10.63	1,678,506	0.29	1.25	to	1.65	(1.01)	to	(1.40)
TA Diversified Equity Class A Shares
	12/31/2013		183,358	13.09	to	12.99	2,390,019	0.81	1.25	to	1.65	30.26	to	29.74
	12/31/2012	(1)	321,489	10.05	to	10.02	3,224,581	—	1.25	to	1.65	—	to	—
TA Flexible Income Class A Shares
	12/31/2013		—	1.31	to	1.29	—	—	1.25	to	1.65	2.40	to	1.99
	12/31/2012		—	1.28	to	1.27	—	—	1.25	to	1.65	10.79	to	10.34
	12/31/2011		—	1.16	to	1.15	—	5.70	1.25	to	1.65	2.38	to	1.98
	12/31/2010		16,346	1.13	to	1.12	18,429	6.08	1.25	to	1.65	11.08	to	10.64
	12/31/2009	(1)	17,466	1.02	to	1.02	17,762	1.38	1.25	to	1.65	1.72	to	1.67

36

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Growth Opportunities Class A Shares
	12/31/2013	114,808	$15.64	to	$15.28	$1,767,493	—%	1.25%	to	1.65%	36.35%	to	35.80%
	12/31/2012	129,015	11.47	to	11.25	1,462,308	0.29	1.25	to	1.65	7.26	to	6.83
	12/31/2011	120,471	10.69	to	10.53	1,276,017	—	1.25	to	1.65	(10.80)	to	(11.15)
	12/31/2010	119,555	11.98	to	11.85	1,423,303	—	1.25	to	1.65	33.12	to	32.59
	12/31/2009	—	9.00	to	8.94	—	—	1.25	to	1.65	33.45	to	32.91
TA Small/Mid Cap Value Class A Shares
	12/31/2013	138,794	16.70	to	16.31	2,285,637	0.52	1.25	to	1.65	34.27	to	33.73
	12/31/2012	43,218	12.44	to	12.20	531,031	0.46	1.25	to	1.65	14.26	to	13.80
	12/31/2011	43,840	10.88	to	10.72	472,866	—	1.25	to	1.65	(4.46)	to	(4.83)
	12/31/2010	45,004	11.39	to	11.26	509,266	—	1.25	to	1.65	27.78	to	27.28
	12/31/2009	965	8.91	to	8.85	8,567	—	1.25	to	1.65	40.80	to	40.24

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

37

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

5. Administrative and Mortality and Expense Risk Charges

TALICNY deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TALICY’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Tax

Operations of the Separate Account form a part of TALICNY, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TALICNY for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TALICNY. Under existing federal income tax laws, the income of the Separate Account is not taxable to TALICNY, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

38

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2013

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

39

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements
All required Financial Statements are included in Part B of this Registration Statements.

(b)	Exhibits

(1)			Resolution of the Board of Directors of ML Life Insurance Company of New York establishing the ML of New York Variable Annuity Separate Account D. Note 1

(2)			Not Applicable.

(3)	(a)		Form of Underwriting Agreement Between ML Life Insurance Company of New York and Transamerica Capital, Inc. Note 2

	(a)	(1)	Underwriting Agreement between Transamerica Advisors Life Insurance Company of New York and Transamerica Capital, Inc. Note 24

	(a)	(2)	Amended and Restated Principal Underwriting Agreement. Note 28

	(b)		Non-Affiliated Broker-Dealer Wholesaling Agreement between ML Life Insurance Company of New York, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital, Inc. Note 3

	(c)		Selling Agreement between ML Life Insurance Company of New York, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3

	(d)		Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4

(4)	(a)		Form of Contract and Schedule Pages for the Flexible Premium Individual Deferred Variable Annuity. Note 5

	(b)		Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. Note 5

	(c)		Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

	(d)		Bonus Endorsement and Schedule Pages. Note 5

	(e)		Spousal Beneficiary Continuation Endorsement. Note 5

	(f)		Form of Individual Retirement Annuity Endorsement. Note 6

	(g)		Form of Roth Individual Retirement Annuity Endorsement. Note 6

	(h)		Form of Tax Sheltered Annuity Endorsement. Note 6

	(i)		Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. Note 7

(5)	(a)		Form of Application for the Flexible Premium Individual Deferred Variable Annuity. Note 6

(5)	(b)		Form of Revised Application for the Flexible Premium Individual Deferred Variable Annuity (IRA Series). Note 8

(6)	(a)	(i)	Certificate of Amendment and Restatement of Charter of Royal Tandem Life Insurance Company. Note 9

	(a)	(ii)	Certificate of Amendment of the Charter of ML Life Insurance Company of New York. Note 9

	(a)	(iii)	Certificate of Amendment of the Charter of Transamerica Advisors Life Insurance Company of New York. Note 24

	(b)		By-Laws of ML Life Insurance Company of New York. Note 9

	(b)	(1)	By-Laws of Transamerica Advisors Life Insurance Company of New York, Note 24

(7)			Reinsurance Agreements

	(a)		GMDB Reinsurance Agreement between MLLICNY and ACE Tempest and Amendment No. 1. Note 22

	(a)	(i)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 22

	(b)		GMIB Reinsurance Agreement between MLLICNY and ACE Tempest and Amendments No. 1 and 2. Note 22

	(b)	(i)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 22

(8)	(a)		Amended General Agency Agreement. Note 10

	(b)		Indemnity Agreement Between ML of New York and Merrill Lynch Life Agency Inc. Note 9

	(c)		Management Agreement Between ML of New York and Merrill Lynch Asset Management, Inc. Note 9

	(d)		Service Agreement Between Tandem Financial Group, Inc. and Royal Tandem Life Insurance Company. Note 9

	(e)		Form of Participation Agreement between FAM Distributors, Inc. and ML Life Insurance Company of New York. Note 11

	(e)(1)		Amendment No. 6 to Participation Agreement (BlackRock). Note 29

	(f)		Form of Participation Agreement between AIM Equity Funds, A I M Distributors, Inc. and ML Life Insurance Company of New York. Note 11

	(f)(1)		Amendment No. 3 to Participation Agreement (AIM Equity). Note 29

	(g)		Form of Participation Agreement between AIM Funds Group, A I M Distributors, Inc. and ML Life Insurance Company of New York. Note 11

	(g)(1)		Amendment No. 2 to Participation Agreement (AIM Group). Note 29

	(h)		Form of Participation Agreement between Alliance Fund Distributors, Inc., Alliance Global Investor Services, Inc., and ML Life Insurance Company of New York. Note 11

	(i)		Form of Participation Agreement between American Century Investment Services, Inc. and ML Life Insurance Company of New York. Note 11

	(i)(1)		Amendment of Agreements (American Century Confidential Info). Note 27

	(i)(2)		Amendment No. 4 to Participation Agreement (American Century). Note 29

	(j)		Form of Participation Agreement between American Funds Service Company, American Funds Distributors, Inc. and ML Life Insurance Company of New York. Note 11

	(j)(1)		Amendment of Agreements (American Funds Confidential Info.). Note 28

	(j)(2)		Amendment No. 3 to Participation Agreement (American Funds). Note 29

	(k)		Form of Participation Agreement between Davis NY Venture Fund, Inc. Davis Distributors, LLC, and ML Life Insurance Company of New York. Note 11

	(k)(1)		Amendment of Agreements (Davis Confidential Info). Note 27

	(k)(2)		Amendment No. 3 to Participation Agreement (Davis). Note 29

	(k)(3)		Amendment No. 4 to Participation Agreement (Davis). Note 29

	(l)		Form of Participation Agreement between Delaware Group Equity Funds III, Delaware Distributors L.P., and ML Life Insurance Company of New York. Note 11

	(l)(1)		Amendment of Agreements (Delaware Confidential Info.). Note 28

	(m)		Form of Participation Agreement between Fidelity Distributors Corporation and ML Life Insurance Company of New York. Note 11

	(m)(1)		Amendment to Participation Agreement (Fidelity). Note 25

	(m)(2)		Amendment No. 5 to Participation Agreement (Fidelity). Note 29

	(n)		Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributors LLC, and ML Life Insurance Company of New York. Note 11

	(o)		Form of Participation Agreement between Oppenheimer Funds Distributors, Inc. and ML Life Insurance Company of New York. Note 11

	(o)(1)		Amendment of Agreements (Oppenheimer Confidential Info). Note 28

	(o)(2)		Amendment No. 3 to Participation Agreement (Oppenheimer). Note 29

	(p)		Form of Participation Agreement between Allianz Dresdner Asset Management of America L.P., PIMCO Funds Distributors LLC, and ML Life Insurance Company of New York. Note 11

	(p)(1)		Amendment No. 1 to Participation Agreement (PIMCO). Note 29

	(q)		Form of Participation Agreement between Franklin Templeton Distributors, Inc. and ML Life Insurance Company of New York. Note 11

	(r)		Form of Participation Agreement between Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, Van Kampen Equity Trust, Van Kampen Funds Inc., and ML Life Insurance Company of New York. Note 11

	(s)		Form of Participation Agreement between Cohen & Steers Realty Income Fund, Inc., Cohen & Steers Securities, LLC, and ML Life Insurance Company of New York. Note 12

	(s)(1)		Amendment of Agreements (Cohen & Steers Confidential Info.). Note 28

	(t)		Form of Participation Agreement between Columbia Acorn Trust, Columbia Funds Distributor, Inc., and ML Life Insurance Company of New York. Note 12

	(u)		Form of Participation Agreement between The Dreyfus Corporation, Dreyfus Service Corporation, and ML Life Insurance Company of New York. Note 12

	(u)(1)		Amendment No. 2 to Participation Agreement (Dreyfus). Note 29

	(v)		Form of Participation Agreement between Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and ML Life Insurance Company of New York. Note 12

	(v)(1)		Amendment of Agreements (Eaton Vance Confidential Info). Note 28

	(v)(2)		Amendment No. 3 to Participation Agreement (Eaton Vance). Note 29

	(w)		Form of Participation Agreement between Federated Equity Funds, Federated Securities Corp., and ML Life Insurance Company of New York. Note 12

	(w)(1)		Contract Confirmation Agreement (Federated). Note 28

	(w)(2)		2nd Addendum to Participation Agreement (Federated). Note 28

(x)	Form of Participation Agreement between Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., Pioneer Funds Distributor, Inc., and ML Life Insurance Company of New York. Note 12

(x)(1)	Amendment of Agreements (Pioneer Confidential Info). Note 28

(x)(2)	Amendment No. 5 to Participation Agreement (Pioneer). Note 29

(y)	Form of Participation Agreement between AIM Distributors, Inc. and ML Life Insurance Company of New York. Note 12

(y)(1)	Amendment to Participation Agreement (AIM). Note 25

(y)(2)	Amendment No. 2 to Participation Agreement (AIM Growth). Note 29

(z)	Form of Amendment to Participation Agreement by and among ML Life Insurance Company of New York and Pioneer Funds Distributor, Inc. Note 13

(aa)	Form of Participation Agreement by and among ML Life Insurance Company of New York, Columbia Funds Series Trust and Columbia Management Distributors, Inc. Note 13

(bb)	Form of Novation of Participation Agreement among Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.), ML Life Insurance Company of New York, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 13

(cc)	Form of Amendment to Participation Agreement among ML Life Insurance Company of New York, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 13

(dd)	Form of Participation Agreement by and among ML Life Insurance Company of New York, and JPMorgan Distribution Services, Inc. Note 13

(dd)(1)	Amendment No. 3 to Participation Agreement (JPMorgan). Note 29

(ee)	Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and ML Life Insurance Company of New York. Note 14

(ff)	Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and ML Life Insurance Company of New York. Note 14

(gg)	Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and ML Life Insurance Company of New York. Note 14

(hh)	Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and ML Life Insurance Company of New York. Note 15

(ii)	Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and ML Life Insurance Company of New York. Note 16

(jj)	Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and ML Life Insurance Company of New York. Note 15

(kk)	Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc. and ML Life Insurance Company of New York. Note 15

(ll)	Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis Distributors, LLC and ML Life Insurance Company of New York. Note 17

(mm)	Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P., Delaware Service Company, Inc. and ML Life Insurance Company of New York. Note 17

(nn)	Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and ML Life Insurance Company of New York. Note 15

(oo)	Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and ML Life Insurance Company of New York. Note 15

(pp)	Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and ML Life Insurance Company of New York. Note 14

(qq)	Form of Rule 22c-2 Agreement Between JPMorgan Distribution Services, Inc., JPMorgan Trust I, JPMorgan Trust II et al., and ML Life Insurance Company of New York. Note 17

(rr)	Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and ML Life Insurance Company of New York. Note 17

(ss)		Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and ML Life Insurance Company of New York. Note 15

(tt)		Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and ML Life Insurance Company of New York. Note 15

(uu)		Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and ML Life Insurance Company of New York. Note 17

(vv)		Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and ML Life Insurance Company of New York. Note 14

(ww)		Form of Amendment to Participation Agreement by and among Alliance Global Investor Services, Inc., AllianceBernstein Investment Research and Management, Inc. and ML Life Insurance Company of New York. Note 17

(ww)(1)		Amendment of Agreements (AllianceBernstein Confidential Info). Note 27

(ww)(2)		Amendment No. 4 to Participation Agreement (AllianceBernstein). Note 29

(xx)		Form of Amendment to Participation Agreement by and among Columbia Acorn Trust, Columbia Management Distributors, Inc. and ML Life Insurance Company of New York. Note 17

(yy)		Form of Rule 22c-2 Shareholder Information Agreement Between Fidelity Distributors Corporation and ML Life Insurance Company of New York. Note 17

(zz)		Form of Participation Agreement by and among Janus Distributors LLC and ML Life Insurance Company of New York. Note 18

(zz)	(1)	Amendment No. 1 to Participation Agreement (Janus). Note 23

(zz)(2)		Amendment to Participation Agreement (Janus). Note 25

(zz)(3)		Amendment No. 3 to Participation Agreement (Janus). Note 29

(aaa)		Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc., Seligman Advisors, Inc., and ML Life Insurance Company of New York. Note 17

(bbb)		Form of Amendment to Participation Agreement by and among Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and ML Life Insurance Company of New York. Note 17

(ccc)		Form of Rule 22c-2 Shareholder Information Agreement Between Franklin Templeton Distributors, Inc. and ML Life Insurance Company of New York. Note 17

(ddd)		Shareholder Services Agreement by and among AIM Distributors, Inc. (for the AIM Value Fund) and ML Life Insurance Company of New York. Note 21

(eee)		Shareholder Services Agreement by and among AIM Distributors, Inc. (for the AIM Charter Fund et al.) and ML Life Insurance Company of New York. Note 21

(fff)		Shareholder Services Agreement by and among AllianceBernstein Investments, Inc. and ML Life Insurance Company of New York. Note 21

(ggg)		Amendment No. 2 to Participation Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. Note 21

(hhh)		Administrative Services Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. (for the American Century Equity Income Fund). Note 21

(iii)		Administrative Services Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. (for the American Century Ultra Fund). Note 21

(jjj)		Shareholder Services Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. Note 21

(kkk)		Shareholder Services Agreement by and among ML Life Insurance Company of New York and American Funds Distributors, Inc. Note 21

(lll)		Shareholder Services Agreement by and among BlackRock Distributors, Inc. and ML Life Insurance Company of New York. Note 21

(mmm)		Shareholder Services Agreement by and among Cohen & Steers Securities, LLC and ML Life Insurance Company of New York. Note 21

(nnn)		Shareholder Services Agreement by and among Davis Distributors, LLC and ML Life Insurance

Company of New York. Note 21

		(ooo)		Shareholder Service Agreement by and among Delaware Distributors, L.P. and ML Life Insurance Company of New York. Note 21

		(ppp)		Shareholder Services Agreement by and among Eaton Vance Distributors, Inc. and ML Life Insurance Company of New York. Note 21

		(qqq)		Mutual Fund Sales Agreement by and among ML Life Insurance Company of New York and JPMorgan Distribution Services, Inc. Note 21

		(rrr)		Shareholder Services Agreement by and among Lord Abbett Distributor LLC and ML Life Insurance Company of New York. Note 21

		(sss)		Shareholder Services Agreement by and among OppenheimerFunds Distributor, Inc. and ML Life Insurance Company of New York. Note 21

		(ttt)		Shareholder Services Agreement by and among Allianz Global Investors Distributors LLC (Allianz funds) and ML Life Insurance Company of New York. Note 21

		(uuu)		Shareholder Services Agreement by and among Franklin Templeton Distributors, Inc. and ML Life Insurance Company of New York. Note 21

		(vvv)		Shareholder Services Agreement by and among Van Kampen Funds, Inc. and ML Life Insurance Company of New York. Note 21

		(www)		Services Agreement between PIMCO Variable Trust and ML Life Insurance Company of New York. Note 21

		(xxx)		Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and ML Life Insurance Company of New York. Note 21

		(yyy)		Amendment No. 2 to Participation Agreement by and among ML Life Insurance Company of New York and Pioneer Funds Distributor, Inc. Note 21

		(yyy)	(1)	Amendment No. 3 to Participation Agreement (Pioneer Funds). Note 23

		(zzz)		Keep Well Agreement between AEGON USA and ML Life Insurance Company of New York. Note 3

		(aaaa)		Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 19

		(bbbb)		First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 20

		(cccc)		Participation Agreement (TST). Note 22

		(cccc)	(1)	Amendment No. 1 to Participation Agreement (TST). Note 23

		(cccc)	(2)	Amendment No. 2 to Participation Agreement (TST). Note 25

		(cccc)	(3)	Summary Prospectus Amendment (TST). Note 26

		(cccc)	(4)	Amendment to Participation Agreement. Note 28

		(cccc)	(5)	Amendment No. 3 to Participation Agreement. Note 28

		(cccc)	(6)	Amendment No. 4 to Participation Agreement (TST). Note 29

		(cccc)	(7)	Schedule A Revision to Participation Agreement (TST). Note 29

	(9)			Opinion and Consent of Counsel. Note 29

	(10)			Consent of independent registered public accounting firm. Note 29

	(11)			Not Applicable.

	(12)			Not Applicable.

	(13)			Powers of Attorney. Note 28

Note 1.		Incorporated by reference to Registrant’s Registration Statement on Form N-4 Registration Statement (File No. 333-98283) dated August 16, 2002.

Note 2.		Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-119611) April 25, 2008.

Note 3.		Incorporated by reference to Annual Report on Form 10-K of ML Life Insurance Company of New York (File No. 33-34562) dated March 27, 2008.

Note 4.		Incorporated by reference to Exhibit 10.2 to ML Life Insurance Company of New York’s Current Report on Form 8-K (File No. 33-34562) dated January 4, 2008.

Note 5.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119611) dated March 8, 2005.

Note 6.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119797) dated March 8, 2005.

Note 7.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-119611) dated December 9, 2005.

Note 8.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-119797) dated December 9, 2005.

Note 9.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43654) dated December 9, 1996.

Note 10.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43654) dated April 28, 1994.

Note 11.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-98283) dated June 3, 2003.

Note 12.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119797) dated April 27, 2005.

Note 13.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-119797) dated April 21, 2006.

Note 14.	Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 33-43654) dated April 17, 2007.

Note 15.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-119611) dated April 24, 2007.

Note 16.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-90430) dated April 17, 2007.

Note 17.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-119797) dated April 24, 2007.

Note 18.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119364) dated April 24, 2007.

Note 19.	Incorporated by reference to Exhibit 10.1 to ML Life Insurance Company of New York’s Current Report on Form 8-K (File No. 33-34562) dated August 17, 2007.

Note 20.	Incorporated by reference to Exhibit 10.1 to ML Life Insurance Company of New York’s Current Report on Form 8-K (File No.33-34562) dated January 4, 2008.

Note 21.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-119797) dated April 25, 2008.

Note 22.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119797) dated April 28, 2009.

Note 23.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statements (File No. 333-119797) dated April 23, 2010.

Note 24.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-119797) dated December 3, 2010.

Note 25.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-119797) dated April 26, 2011.

Note 26.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-119797) dated April 23, 2012.

Note 27.	Incorporated by reference to Post-Effective Amendment No. 36 to Form N-4 Registration Statement (File No. 33-43773) dated September 10, 2012.

Note 28.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-119797) dated April 24, 2013.

Note 29.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Advisors Life Insurance Company of New York)

Name and Business Address	Principal Positions and Offices with Depositor
Thomas A. Swank 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, President and Chairman of the Board

William Brown, Jr. Kensico Terrace LLC 14 Windward Avenue White Plains, NY 10605	Director

Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Secretary, Managing Assistant General Counsel and Vice President

Marc Cahn Diversified Investment Advisors 24 Prime Park Way MD 3-41 Natick, MA 01760	Director and Division General Counsel

Steven E. Frushtick Wiener, Frushtick & Straub 500 5th Avenue New York, NY 10110	Director

John T. Mallet 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Vice President

Peter P. Post 3P Consulting, LLC 64 Middle Patent Road Armonk, NY 10504	Director

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President, Corporate Controller and Chief Financial Officer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	Partners: AEGON USA Realty Advisors, LLC (99%); AEGON-CMF GP, LLC (1%)	Investment in mortgages

AEGON Direct & Affinity Marketing Services Australia Pty Limited	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct & Affinity Marketing Services Co., Ltd.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct & Affinity Marketing Services (Thailand) Limited	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.2389%) ; Monumental Life Insurance Company (8.7611%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing

ARV Pacific Villas, A California Limited Partnership	California	Partners: Transamerica Affordable housing - 0.05% General Partner; non-AEGON affiliate, Jamboree Housing Corporation - 0.05% Managing General Partner; Transamerica Life Insurance Company - 67% Limited Partner; Monumental Life Insurance Company - 32% Limited Partner	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Monumental Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own comon shares of stock	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Invesments

Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments

Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXXVIII, LLC	Delaware	Sole Member - Garnet Community Investments XXXVIII, LLC	Investments

Garnet LIHTC Fund XXXIX, LLC	Delaware	Sole Member - Garnet Community Investments XXXIX, LLC	Investments

Garnet LIHTC Fund XL, LLC	Delaware	Sole Member - Garnet Community Investments XL, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)	Affordable housing

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment

LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company

Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company

McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Monumental Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAHP Fund I, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund II, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	100% AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants Private Limited	India	99.95% AEGON DMS Holding B.V.; non-AEGON affiliate, Keshav Sunderraj owns .05%	Marketing consultant

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer

Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.

Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor

Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.

Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.

Transamerica Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments

Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (82.35%); Monumental Life Insurance Company (16.16%); Transamerica Financial Life Insurance Company (1.49%) Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contracts

The number of Contracts in force as of February 28, 2014 was 239.

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Jeffrey T. McGlaun	(3)	Assistant Treasurer

C. Michael Van Katwijk	(3)	Treasurer

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$305,358	0	0	0

(1)	Fiscal Year 2013

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Transamerica Advisors Life Insurance Company of New York at 4 Manhattanville Road, Purchase, NY 10577 or 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Transamerica Advisors Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Advisors Life Insurance Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (ref. No. ID-6-88, avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 18th day of April, 2014.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK Depositor

*
Thomas A. Swank President, Chairman of the Board and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Thomas A. Swank	President, Chairman of the Board and Director	, 2014

* William Brown, Jr.	Director	, 2014

* Marc Cahn	Director and Division General Counsel	, 2014

* John T. Mallett	Director and Vice President	, 2014

* Steven E. Frushtick	Director	, 2014

* Peter P. Post	Director	, 2014

* Eric J. Martin	Vice President, Corporate Controller and Chief Financial Officer	, 2014

/s/ Darin D. Smith Darin D. Smith	Director, Secretary, Managing Assistant General Counsel and Vice President	April 18, 2014

*	By: Darin D. Smith—Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

Registration No.

333-119797

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(e)(1)	Amendment No. 6 to Participation Agreement (BlackRock)

8(f)(1)	Amendment No. 3 to Participation Agreement (AIM Equity)

8(g)(1)	Amendment No. 2 to Participation Agreement (AIM Group)

8(i)(2)	Amendment No. 4 to Participation Agreement (American Century)

8(j)(2)	Amendment No. 3 to Participation Agreement (American Funds)

8(k)(2)	Amendment No. 3 to Participation Agreement (Davis)

8(k)(3)	Amendment No. 4 to participation Agreement (Davis)

8(m)(2)	Amendment No. 5 to Participation Agreement (Fidelity)

8(o)(2)	Amendment No. 3 to Participation Agreement (Oppenheimer)

8(p)(1)	Amendment No. 1 to Participation Agreement (PIMCO)

8(u)(1)	Amendment No. 2 to Participation Agreement (Dreyfus)

8(v)(2)	Amendment No. 3 to Participation Agreement (Eaton Vance)

8(x)(2)	Amendment No. 5 to Participation Agreement (Pioneer)

8(y)(2)	Amendment No. 2 to Participation Agreement (AIM Growth)

8(zz)(3)	Amendment No. 3 to Participation Agreement (Janus)

8(dd)(1)	Amendment No. 3 to Participation Agreement (JPMorgan)

8(ww)(2)	Amendment No. 4 to Participation Agreement (AllianceBernstein)

8(cccc)(6)	Amendment No. 4 to Participation Agreement (TST)

8(cccc)(7)	Schedule A Revision to Participation Agreement (TST)

9	Opinion and Consent of Counsel

10	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.